     As filed with the Securities and Exchange Commission on April 28, 2003
                                                  Commission File Nos. 333-22375
                                                                        811-3199

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
              Pre-Effective Amendment No.                                    [ ]
              Post-Effective Amendment No. 11                                [X]

           and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
              Amendment No. 85                                               [X]

                    KILICO Variable Annuity Separate Account
                           (Exact Name of Registrant)
                     Kemper Investors Life Insurance Company
                           (Name of Insurance Company)

         1600 McConnor Parkway, Schaumburg, Illinois                  60196-6801
(Address of Insurance Company's Principal Executive Offices)          (Zip Code)

Insurance Company's Telephone Number, including Area Code:        (847) 874-4000

                             Debra P. Rezabek, Esq.
                              1600 McConnor Parkway
                         Schaumburg, Illinois 60196-6801
                     (Name and Address of Agent for Service)

                                   Copies To:

           Frank Julian, Esq.                          Joan E. Boros, Esq.
 Kemper Investors Life Insurance Company                Jorden Burt LLP
          1600 McConnor Parkway               1025 Thomas Jefferson Street, N.W.
     Schaumburg, Illinois 60196-6801                      Suite 400E
                                                     Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

It  is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2003 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:

Variable portion of individual and group variable, fixed and market value adjusted deferred annuity contracts.

                                EXPLANATORY NOTE

This amendment to the registration statement on Form N-4 includes two prospectuses describing Individual and Group Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts which are substantially identical, except that the Contract described in the second prospectus makes available to Contract owners different investment subaccounts of Registrant than does the Contract described in the original prospectus.

                              CROSS-REFERENCE SHEET
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                       Registration Statement on Form N-4


N-4 Item                                                                 Location in Prospectus
--------                                                                 ----------------------
Part A
         Item 1.    Cover Page ......................................... Cover Page
         Item 2.    Definitions ........................................ Definitions
         Item 3.    Synopsis ........................................... Summary; Summary of Expenses; Example
         Item 4.    Condensed Financial Information .................... Condensed Financial Information
         Item 5.    General Description of Registrant,
                    Depositor and Portfolio Companies .................. KILICO,  the MVA  Option,  the  Separate  Account and the
                                                                         Funds; Fixed Account Option; Voting Rights
         Item 6.    Deductions and Expenses                              Contract Charges and Expenses
         Item 7.    General Description of Variable Annuity Contracts .. The Contracts
         Item 8.    Annuity Period ..................................... The Annuity Period
         Item 9.    Death Benefit ...................................... The Annuity Period; The Accumulation Period
         Item 10.   Purchases and Contract Value ....................... KILICO,  the MVA  Option,  the  Separate  Account and the
                                                                         Funds; The Contracts

         Item 11.   Redemptions ........................................ The Contracts; The Accumulation Period
         Item 12.   Taxes .............................................. Federal Income Taxes
         Item 13.   Legal Proceedings .................................. Legal Proceedings
         Item 14.   Table of Contents of the Statement of
                    Additional Information ............................. Table of Contents

Part B
         Item 15.   Cover Page ......................................... Cover Page
         Item 16.   Table of Contents .................................. Table of Contents
         Item 17.   General Information and History .................... Not Applicable
         Item 18.   Services ........................................... Services to the Separate Account
         Item 19.   Purchase of Securities Being Offered ............... Not Applicable
         Item 20.   Underwriters ....................................... Services to the Separate Account
         Item 21.   Calculation of Performance Data .................... Performance Information of Subaccounts
         Item 22.   Annuity Payments ................................... Not Applicable
         Item 23.   Financial Statements ............................... Financial Statements

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                PROSPECTUS FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
                INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET
                   VALUE ADJUSTED DEFERRED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                       Scudder Destinations/SM/ Annuity

                                   Issued By
                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      and
                    KEMPER INVESTORS LIFE INSURANCE COMPANY


   This Prospectus describes Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts (the "Contract") offered by Kemper Investors Life Insurance Company ("we" or "KILICO"). The Contract is designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. Depending on particular state requirements, the Contracts may be issued on a group or individual basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract. For purposes of this Prospectus, the term "Contract" refers both to certificates and to individual annuity contracts. The Contract was available to be purchased by natural persons, or by trusts or custodial accounts which hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval. The Contract is currently not being issued.



   You may allocate purchase payments to one or more of the variable options or the Fixed Account Option, or the Market Value Adjustment ("MVA") option in states where a MVA is authorized. The availability of the Fixed Option and the MVA Option may be restricted in some states. The Contract currently offers thirty-nine investment options, each of which is a Subaccount of KILICO Variable Annuity Separate Account. Currently, you may choose among the following Portfolios or Funds:



The Alger American Fund (Class O Shares):

 . Alger American Balanced Portfolio
 . Alger American Leveraged AllCap Portfolio

Credit Suisse Trust:


 . Credit Suisse Trust-Emerging Markets Portfolio


 . Credit Suisse Trust-Global Post-Venture Capital Portfolio

Dreyfus Investment Portfolios (Initial Share Class):

 . MidCap Stock Portfolio ("Dreyfus IP MidCap Stock Portfolio")

The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class) INVESCO Variable Investment Funds, Inc.:
 . INVESCO VIF-Utilities Fund
Scudder Variable Series I (Class A Shares):
 . Scudder 21st Century Growth
 . Scudder Capital Growth
 . Scudder Global Discovery
 . Scudder Growth and Income
 . Scudder Health Sciences
 . Scudder International
Scudder Variable Series II (Class A Shares):
 . Scudder Aggressive Growth
 . Scudder Blue Chip
 . Scudder Contrarian Value

 . Scudder Fixed Income (formerly Scudder Investment Grade Bond)

 . Scudder Global Blue Chip
 . Scudder Government Securities
 . Scudder Growth

 . Scudder High Income (formerly Scudder High Yield)


 . Scudder International Select Equity*

 . Scudder Money Market


 . Scudder Small Cap Growth
 . Scudder Strategic Income
 . Scudder Technology Growth
 . Scudder Total Return

 . SVS Davis Venture Value

 . SVS Dreman Financial Services
 . SVS Dreman High Return Equity

 . SVS Dreman Small Cap Value


 . SVS Eagle Focused Large Cap Growth

 . SVS Focus Value+Growth
 . SVS Index 500

 . SVS INVESCO Dynamic Growth


 . SVS Janus Growth And Income


 . SVS Janus Growth Opportunities


 . SVS Oak Strategic Equity


 . SVS Turner Mid Cap Growth


    *Effective November 1, 2002, pursuant to shareholder approval, the Scudder
     New Europe Portfolio merged into the Scudder International Select Equity Portfolio.



   Subaccounts and Portfolios may be added or deleted in the future. Contract Values allocated to any of the Subaccounts vary, reflecting the investment experience of the selected Subaccounts. Contract Values allocated to the Fixed Account or one or more Guarantee Periods of the Market Value Adjustment Option accumulate on a fixed basis.


   The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.


   This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference in this Prospectus. You may obtain a free copy by writing us or calling (847) 874-4000. A table of contents for the SAI appears on page 40. You may also find this Prospectus and other information about the Separate Account required to be filed with the Securities and Exchange Commission ("SEC") at the SEC's web site at http://www.sec.gov.



   The date of this Prospectus is May 1, 2003.



   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
================================================================================

                                                                         Page
                                                                         ----
   DEFINITIONS..........................................................   1
   SUMMARY..............................................................   3
   SUMMARY OF EXPENSES..................................................   6
   CONDENSED FINANCIAL INFORMATION......................................   9
   KILICO, THE MVA OPTION, THE SEPARATE ACCOUNT AND THE FUNDS...........  12
   FIXED ACCOUNT OPTION.................................................  18
   THE CONTRACTS........................................................  18
   CONTRACT CHARGES AND EXPENSES........................................  25
   THE ANNUITY PERIOD...................................................  27
   FEDERAL INCOME TAXES.................................................  31
   DISTRIBUTION OF CONTRACTS............................................  37
   VOTING RIGHTS........................................................  37
   REPORTS TO CONTRACT OWNERS AND INQUIRIES.............................  38
   DOLLAR COST AVERAGING................................................  38
   SYSTEMATIC WITHDRAWAL PLAN...........................................  39
   EXPERTS..............................................................  39
   LEGAL MATTERS........................................................  39
   SPECIAL CONSIDERATIONS...............................................  39
   AVAILABLE INFORMATION................................................  39
   LEGAL PROCEEDINGS....................................................  40
   TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION...............  40
   FINANCIAL STATEMENTS.................................................  40
   CONTRACTS ISSUED BEFORE NOVEMBER 12, 2001............................  40
   ANNUAL REPORTS AND OTHER DOCUMENTS...................................  42
   APPENDIX A ILLUSTRATION OF A MARKET VALUE ADJUSTMENT.................  44
   APPENDIX B KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED AND
     VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT.  46

                                  DEFINITIONS

   The following terms as used in this Prospectus have the indicated meanings:

   Accumulated Guarantee Period Value--The sum of your Guarantee Period Values.

   Accumulation Period--The period between the Date of Issue of a Contract and the Annuity Date.

   Accumulation Unit--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

   Annuitant--The person designated to receive or who is actually receiving annuity payments and upon the continuation of whose life annuity payments involving life contingencies depend.

   Annuity Date--The date on which annuity payments are to commence.

   Annuity Option--One of several forms in which annuity payments can be made.

   Annuity Period--The period starting on the Annuity Date.

   Annuity Unit--A unit of measurement used to determine the amount of Variable Annuity payments.

   Beneficiary--The person designated to receive any benefits under a Contract upon the death of the Annuitant or the Owner prior to the Annuity Period.

   Company ("we", "us", "our", "KILICO")--Kemper Investors Life Insurance Company. Our home office is located at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

   Contract--A Variable, Fixed and Market Value Adjusted Annuity Contract offered on an individual or group basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract.

   Contract Value--The sum of the values of your Separate Account Contract Value, Accumulated Guarantee Period Value and Fixed Account Contract Value.

   Contract Year--Period between anniversaries of the Contract's Date of Issue.

   Contract Quarter--Periods between quarterly anniversaries of the Contract's Date of Issue.

   Contribution Year--Each one year period following the date a Purchase Payment is made.

   Date of Issue--The date on which the first Contract Year commences.

   Fixed Account--The General Account of KILICO to which you may allocate all or a portion of Purchase Payments or Contract Value. We guarantee a minimum rate of interest on Purchase Payments allocated to the Fixed Account.

   Fixed Account Contract Value--The value of your Contract interest in the Fixed Account.

   Fixed Annuity--An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.


   Fund or Funds--The Alger American Fund, Credit Suisse Trust, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., INVESCO Variable Investment Funds, Inc., Scudder Variable Series I and Scudder Variable Series II, including any Portfolios thereunder.


   General Account--All our assets other than those allocated to any separate account.

   Guaranteed Interest Rate--The rate of interest we establish for a given Guarantee Period.

   Guarantee Period--The time when an amount is credited with a Guaranteed Interest Rate. Guarantee Period options may range from one to ten years, at our option.

   Guarantee Period Value--The value of your Contract interest in a Guarantee Period is the sum of your: (1) Purchase Payment allocated or amount transferred to a Guarantee Period; plus (2) interest credited; minus (3) withdrawals, previously assessed Withdrawal Charges and transfers; and (4) as adjusted for any applicable Market Value Adjustment previously made.

   Market Adjusted Value--A Guarantee Period Value adjusted by the market value adjustment formula on any date prior to the end of a Guarantee Period.

   Market Value Adjustment--An adjustment of values under a Guarantee Period in accordance with the market value adjustment formula prior to the end of that Guarantee Period. The adjustment reflects the change in the value of the Guarantee Period Value due to changes in interest rates since the date the Guarantee Period commenced. The adjustment is computed using the market value adjustment formula stated in the Contract.

   Non-Qualified Plan Contract--A Contract which does not receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.


   Owner ("you", "your", "yours")--The person designated in the Contract as having the privileges of ownership defined in the Contract.


   Portfolio--A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to herein as a Fund.

   Purchase Payments--Amounts paid to us by you or on your behalf.

   Qualified Plan Contract--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

   Separate Account--The KILICO Variable Annuity Separate Account.

   Separate Account Contract Value--The sum of your Subaccount Values.


   Subaccounts--The thirty-nine subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Portfolios or Funds.


   Subaccount Value--The value of your interest in each Subaccount.

   Unitholder--The person holding the voting rights with respect to an Accumulation or Annuity Unit.


   Valuation Date--Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.


   Valuation Period--The interval of time between two consecutive Valuation
Dates.

   Variable Annuity--An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

   Withdrawal Charge--The "contingent deferred sales charge" assessed against certain withdrawals of Contract Value in the first seven Contribution Years after a Purchase Payment is made or against certain annuitizations of Contract Value in the first seven Contribution Years after a Purchase Payment is made.

   Withdrawal Value--Contract Value, plus or minus any applicable Market Value Adjustment, less any premium tax payable if the Contract is being annuitized, minus any Withdrawal Charge applicable to that Contract.

                                    SUMMARY

   Because this is a summary, it does not contain all of the information that may be important. Read the entire Prospectus and Contract before deciding to invest.


   The Contracts provide for investment on a tax-deferred basis and for payment of annuity benefits. Both Non-Qualified Plan and Qualified Plan Contracts are described in this Prospectus. The Contract may be purchased by natural persons, or by trusts or custodial accounts which hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval.



   The minimum initial Purchase Payment is $1,000. Subject to certain exceptions, the minimum subsequent Purchase Payment is $500. An allocation to a Subaccount, Fixed Account or Guarantee Period must be at least $500. Our prior approval is required for Purchase Payments over $1,000,000. (See "The Contracts," page 18.)


   Variable accumulations and benefits are provided by crediting Purchase Payments to one or more Subaccounts that you select. Each Subaccount invests in one of the following corresponding Portfolios or Funds:


      .  Alger American Balanced Portfolio (Class O Shares)



      .  Alger American Leveraged AllCap Portfolio (Class O Shares)



      .  Credit Suisse Trust-Emerging Markets



      .  Credit Suisse Trust-Global Post-Venture Capital



      .  Dreyfus IP MidCap Stock Portfolio (Initial Share Class)


      .  The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share
         Class)

      .  INVESCO VIF-Utilities Fund


      .  Scudder 21st Century Growth (Class A Shares)



      .  Scudder Capital Growth (Class A Shares)



      .  Scudder Global Discovery (Class A Shares)



      .  Scudder Growth and Income (Class A Shares)



      .  Scudder Health Sciences (Class A Shares)



      .  Scudder International (Class A Shares)



      .  Scudder Aggressive Growth (Class A Shares)



      .  Scudder Blue Chip (Class A Shares)



      .  Scudder Contrarian Value (Class A Shares)



      .  Scudder Fixed Income Portfolio (formerly Scudder Investment Grade
         Bond) (Class A Shares)



      .  Scudder Global Blue Chip (Class A Shares)



      .  Scudder Government Securities (Class A Shares)



      .  Scudder Growth (Class A Shares)



      .  Scudder High Income (formerly Scudder High Yield ) (Class A Shares)



      .  Scudder International Select Equity (Class A Shares)



      .  Scudder Money Market (Class A Shares)





      .  Scudder Small Cap Growth (Class A Shares)



      .  Scudder Strategic Income (Class A Shares)



      .  Scudder Technology Growth (Class A Shares)



      .  Scudder Total Return (Class A Shares)

      .  SVS Davis Venture Value (Class A Shares)



      .  SVS Dreman Financial Services (Class A Shares)



      .  SVS Dreman High Return Equity (Class A Shares)



      .  SVS Dreman Small Cap Value (Class A Shares)



      .  SVS Eagle Focused Large Cap Growth (Class A Shares)



      .  SVS Focus Value+Growth (Class A Shares)



      .  SVS Index 500 (Class A Shares)



      .  SVS INVESCO Dynamic Growth (Class A Shares)



      .  SVS Janus Growth And Income (Class A Shares)



      .  SVS Janus Growth Opportunities (Class A Shares)



      .  SVS Oak Strategic Equity (Class A Shares)



      .  SVS Turner Mid Cap Growth (Class A Shares)



   Contract Value allocated to the Separate Account varies with the investment experience of the selected Subaccounts.



   The Fixed Account has fixed accumulations and benefits. We guarantee that Purchase Payments allocated to the Fixed Account earn not less than the minimum guaranteed rate. In our discretion, we may credit interest in excess of the minimum guaranteed rate. (See "Fixed Account Option," page 18.)



   The MVA Option also provides fixed accumulations. The MVA Option may not be available in all states. The MVA Option is only available during the Accumulation Period. You may allocate amounts to one or more Guarantee Periods. We may offer additional Guarantee Periods at our discretion. For new Contracts, we may limit the number of Guarantee Period options available to three (3). We credit interest daily to amounts allocated to the MVA Option. We declare the rate at our sole discretion. We guarantee amounts allocated to the MVA Option at Guaranteed Interest Rates for the Guarantee Periods you select. These guaranteed amounts are subject to any applicable Withdrawal Charge, Market Value Adjustment or Records Maintenance Charge. We will not change a Guaranteed Interest Rate for the duration of the Guarantee Period. However, Guaranteed Interest Rates for subsequent Guarantee Periods are set at our discretion. At the end of a Guarantee Period, a new Guarantee Period for the same duration starts, unless you timely elect another Guarantee Period. The interests under the Contract relating to the MVA Option are registered under the Securities Act of 1933 but are not registered under the Investment Company Act of 1940. (See "The MVA Option," page 12.)


   You bear the investment risk under the Contracts, unless Contract Values are allocated to:


      . the MVA Option and are guaranteed to receive the Guaranteed Interest Rate, subject to any Market Value Adjustment, or



      . the Fixed Account Option and are guaranteed to earn not less than the minimum guaranteed rate (see "Fixed Account Option").



   Transfers between Subaccounts are permitted before and after annuitization, subject to certain limitations. A transfer from a Guarantee Period is subject to a Market Value Adjustment unless effected within 30 days after the existing Guarantee Period ends. Restrictions apply to transfers out of the Fixed Account. (See "Transfers During the Accumulation Period" and "Transfers During the Annuity Period," pages 21 and 29, respectively.)



   You may withdraw Contract Value subject to Withdrawal Charges, any applicable market value adjustment and other specified conditions. (See "Withdrawals During the Accumulation Period," page 22.)


   We do not deduct sales charges from Purchase Payments. Each Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

      . the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

      . 10% of Contract Value. If you withdraw a larger amount, the excess Purchase Payments withdrawn are subject to a Withdrawal Charge.

   The Withdrawal Charge is:

      .  7% in the first Contribution Year,

      .  6% in the second Contribution Year,

      .  5% in the third and fourth Contribution Years,

      .  4% in the fifth Contribution Year,

      .  3% in the sixth Contribution Year,

      .  2% in the seventh Contribution Year, and

      .  0% thereafter.


   (See "Withdrawal Charge," page 26.) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their seventh Contribution Year or earlier, except as set forth under "Withdrawal Charge." Withdrawals may be subject to income tax, a 10% penalty tax, and other tax consequences. Withdrawals from Qualified Plan Contracts may be limited by the Internal Revenue Code (the "Code"). (See "Federal Income Taxes," page 31.)


   Contract charges include:

      .  mortality and expense risk,

      .  administrative expenses,


      .  records maintenance charges,



      .  withdrawal charges, and


      .  applicable premium taxes.


   (See "Charges Against the Separate Account," page 25.) In addition, the investment advisers to the Funds deduct varying charges from the assets of the Funds for which they provide investment advisory services. (See the Funds' prospectuses for such information.)



   The Contract may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Code or as individual retirement annuities including Roth IRAs. We may limit Purchase Payments under qualified plans, other than IRAs, to lump-sum rollovers and transfers. The Contract is also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. (See "Taxation of Annuities in General," page 31 and "Qualified Plans," page 34.)



   You may examine a Contract and return it for a refund during the "free look" period. The length of the free look period will depend on the state in which the Contract is issued. However, it will be at least ten days from the date you receive the Contract. (See "The Contracts," page 18.) In addition, a special free look period applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities.

                              SUMMARY OF EXPENSES


--------------------------------------------------------------------------------

   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.



        Contract Owner Transaction Expenses
        Sales Load Imposed on Purchases
        (as a percentage of Purchase Payments):.............      None
        Maximum Withdrawal Charge/(1)/
        (as a percentage of Purchase Payments):.............        7%

                                                             Withdrawal
           Year of Withdrawal after Purchase Payment           Charge
        -----------------------------------------            ----------
           First year.......................................     7.00%
           Second year......................................     6.00%
           Third year.......................................     5.00%
           Fourth year......................................     5.00%
           Fifth year.......................................     4.00%
           Sixth year.......................................     3.00%
           Seventh year.....................................     2.00%
           Eight years and following........................     0.00%

        Maximum Transfer Fee:...............................  $25/(2)/

--------

/(1)/A Contract Owner may withdraw up to the greater of (i) the excess of Contract Value over total Purchase Payments subject to a Withdrawal Charge less prior withdrawals that were previously assessed a Withdrawal Charge and (ii) 10% of the Contract Value in any Contract Year without assessment of any Withdrawal Charge. In certain circumstances we may reduce or waive the Withdrawal Charge. See "Withdrawal Charge."



/(2)/We reserve the right to charge a fee of $25 for each transfer of Contract
     Value in excess of twelve transfers per calendar year. See "Transfers During the Accumulation Period."



   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.



                   Annual Records Maintenance Charge $30/(3)/



       Separate Account Annual Expenses
       (as a percentage of average Separate Account Contract Value)
       Mortality and Expense Risk Charge........................... 1.25%
       Administration Charge....................................... 0.15%
                                                                    -----
       Total Separate Account Annual Expenses...................... 1.40%
                                                                    =====

--------

/(3)/The records maintenance charge applies to Contracts with Contract Value less than $50,000 on the date of assessment. In certain circumstances we may reduce or waive the annual records maintenance charge. See "Records Maintenance Charge."

   The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



                                                                             Minimum --  Maximum
Total Annual Fund Operating Expenses/(4)/ (expenses that are deducted from
Funds assets, including management fees, distribution and/or service (12b-1)
fees, and other expenses, prior to any fee waivers or expense
reimbursements).............................................................  .46%   --   1.84%

--------

/(4)/The expenses shown are for the year ended December 31, 2002, and do not reflect any fee waivers or expense reimbursements.



   The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2003. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.46% and 1.40%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.



   THE FUND'S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.


--------------------------------------------------------------------------------

                                    EXAMPLE


--------------------------------------------------------------------------------

   This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.



   The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.



   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



   (1)If you surrender or annuitize your Contract at the end of the applicable time period:



                        1 year 3 years 5 years 10 years
                        -------------------------------
                        $966.. $1,474  $2,096  $3,626



   (2)a. If you annuitize your Contract at the end of the available time period under Annuity Option 2, 3, 4, or under Annuity Option 1 for a period of 5 years or more/(5)/:



                        1 year 3 years 5 years 10 years
                        -------------------------------
                        $337.. $1,027  $1,740  $3,626

      b. If you annuitize your Contract at the end of the available time period under Annuity Option 1 for a period of less than 5 years/(5)/:



                        1 year 3 years 5 years 10 years
                        -------------------------------
                         $966. $1,474  $2,096   $3,626



   (3)If you do not surrender your Contract at the end of the applicable time period:



                        1 year 3 years 5 years 10 years
                        -------------------------------
                         $337. $1,027  $1,740   $3,626

--------

/(5)/Withdrawal Charges do not apply if the Contract is annuitized under Annuity Option 2, 3 or 4, or under Annuity Option 1 for a period of 5 years or more.



   The fee table and example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future performance of any Subaccount.

                        CONDENSED FINANCIAL INFORMATION



   The following condensed financial information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information.



   Selected data for accumulation units outstanding as of the year ended December 31st for each period:



                                 Subaccount                                     2002    2001    2000    1999    1998
                                 ----------                                    ------- ------- ------- ------- -------
Alger American Balanced Subaccount*****
   Accumulation unit value at beginning of period*............................ $10.240 $10.588 $11.041 $10.000 $    --
   Accumulation unit value at end of period................................... $ 8.857 $10.240 $10.588 $11.041 $    --
   Number of accumulation units outstanding at end of Period (000's omitted)..  10,165   8,205   1,292      19      --
Alger American Leveraged AllCap Subaccount*****
   Accumulation unit value at beginning of period*............................   8.103   9.773  13.184  10.000      --
   Accumulation unit value at end of period...................................   5.281   8.103   9.773  13.184      --
   Number of accumulation units outstanding at end of Period (000's omitted)..   9,225   9,057   4,158      49      --
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*............................   8.602   9.639  14.302   7.994   9.755
   Accumulation unit value at end of period...................................   7.502   8.602   9.639  14.302   7.994
   Number of accumulation units outstanding at end of Period (000's omitted)..   2,512   1,918   1,034     213       7
Credit Suisse Trust-Global Post-Venture Capital Subaccount
   Accumulation unit value at beginning of period*............................   8.818  12.529  15.673   9.720   9.882
   Accumulation unit value at end of period...................................   5.725   8.818  12.529  15.673   9.720
   Number of accumulation units outstanding at end of Period (000's omitted)..   1,990   1,586     712     129       9
Dreyfus IP MidCap Stock Subaccount*****
   Accumulation unit value at beginning of period*............................  11.199  11.738  10.992  10.000      --
   Accumulation unit value at end of period...................................   9.664  11.199  11.738  10.992      --
   Number of accumulation units outstanding at end of Period (000's omitted)..  10,436   7,541   1,141      12      --
The Dreyfus Socially Responsible Growth Subaccount*****
   Accumulation unit value at beginning of period*............................   7.563   9.905  11.289   9.941      --
   Accumulation unit value at end of period...................................   5.299   7.563   9.905  11.289      --
   Number of accumulation units outstanding at end of Period (000's omitted)..   1,546   1,444     600      22      --
INVESCO VIF-Utilities Subaccount++
   Accumulation unit value at beginning of period.............................   6.796  10.000      --      --      --
   Accumulation unit value at end of period...................................   5.340   6.796      --      --      --
   Number of accumulation units outstanding at end of Period (000's omitted)..   1,638   1,004      --      --      --
Scudder 21st Century Growth Subaccount+
   Accumulation unit value at beginning of period*............................   6.211   8.188  10.000      --      --
   Accumulation unit value at end of period...................................   3.598   6.211   8.188      --      --
   Number of accumulation units outstanding at end of Period (000's omitted)..   5,790   4,197     508      --      --
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*............................  10.201  12.826  14.435  10.823   9.985
   Accumulation unit value at end of period...................................   7.124  10.201  12.826  14.435  10.823
   Number of accumulation units outstanding at end of Period (000's omitted)..   4,949   4,261   1,959     916      56
Scudder Global Discovery Subaccount
   Accumulation unit value at beginning of period*............................  11.412  15.347  16.430  10.043   9.911
   Accumulation unit value at end of period...................................   9.017  11.412  15.347  16.430  10.043
   Number of accumulation units outstanding at end of Period (000's omitted)..   7,117   6,536   3,226     509      74
Scudder Growth and Income Subaccount
   Accumulation unit value at beginning of period*............................   8.527   9.748  10.096   9.651  10.033
   Accumulation unit value at end of period...................................   6.464   8.527   9.748  10.096   9.651
   Number of accumulation units outstanding at end of Period (000's omitted)..   5,647   4,982   2,341   1,073     175
Scudder Health Sciences Subaccount++
   Accumulation unit value at beginning of period.............................  10.551  10.000      --      --      --
   Accumulation unit value at end of period...................................   8.002  10.551      --      --      --
   Number of accumulation units outstanding at end of Period (000's omitted)..   6,232   4,222      --      --      --
Scudder International Subaccount
   Accumulation unit value at beginning of period*............................   7.892  11.574  14.990   9.837   9.972
   Accumulation unit value at end of period...................................   6.354   7.892  11.574  14.990   9.837
   Number of accumulation units outstanding at end of Period (000's omitted)..  10,313   9,022   4,655   1,653      88
Scudder Aggressive Growth Subaccount**
   Accumulation unit value at beginning of period*............................  10.022  12.990  13.859  10.000      --
   Accumulation unit value at end of period...................................   6.853  10.022  12.990  13.859      --
   Number of accumulation units outstanding at end of Period (000's omitted)..   4,070   3,999   1,910      89      --
Scudder Blue Chip Subaccount
   Accumulation unit value at beginning of period*............................   9.680  11.659  12.827  10.386   9.964
   Accumulation unit value at end of period...................................   7.435   9.680  11.659  12.827  10.386
   Number of accumulation units outstanding at end of Period (000's omitted)..   9,733   9,110   4,280   1,728     125

                                 Subaccount                                     2002    2001    2000    1999    1998
                                 ----------                                    ------- ------- ------- ------- -------
Scudder Contrarian Value Subaccount
   Accumulation unit value at beginning of period*............................ $10.913 $10.863 $ 9.485 $10.712 $10.029
   Accumulation unit value at end of period................................... $ 9.150 $10.913 $10.863 $ 9.485 $10.712
   Number of accumulation units outstanding at end of Period (000's omitted)..   7,780   6,319   2,516   1,851     110
Scudder Fixed Income (formerly Scudder Investment Grade Bond) Subaccount
   Accumulation unit value at beginning of period*............................  11.369  10.905  10.062  10.417  10.014
   Accumulation unit value at end of period...................................  12.110  11.369  10.905  10.062  10.417
   Number of accumulation units outstanding at end of Period (000's omitted)..   6,990   4,482   1,144     940      66
Scudder Global Blue Chip Subaccount
   Accumulation unit value at beginning of period*............................  10.029  12.031  12.624  10.103   9.989
   Accumulation unit value at end of period...................................   8.331  10.029  12.031  12.624  10.103
   Number of accumulation units outstanding at end of Period (000's omitted)..   2,745   2,280     855     308      29
Scudder Government Securities Subaccount
   Accumulation unit value at beginning of period*............................  11.896  11.223  10.259  10.332  10.012
   Accumulation unit value at end of period...................................  12.676  11.896  11.223  10.259  10.332
   Number of accumulation units outstanding at end of Period (000's omitted)..  12,527   7,960   1,273     857      77
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*............................   8.272  10.802  13.532  10.007   9.889
   Accumulation unit value at end of period...................................   5.759   8.272  10.802  13.532  10.007
   Number of accumulation units outstanding at end of Period (000's omitted)..   5,924   5,824   2,552     892      50
Scudder High Income (formerly Scudder High Yield) Subaccount
   Accumulation unit value at beginning of period*............................   8.857   8.751   9.717   9.646  10.003
   Accumulation unit value at end of period...................................   8.709   8.857   8.751   9.717   9.646
   Number of accumulation units outstanding at end of Period (000's omitted)..   8,371   6,665   2,803   1,923     361
Scudder International Select Equity Subaccount
   Accumulation unit value at beginning of period*............................   7.918  10.624  13.549   9.429   9.944
   Accumulation unit value at end of period...................................   6.756   7.918  10.624  13.549   9.429
   Number of accumulation units outstanding at end of Period (000's omitted)..   4,842   1,829     977     351      56
Scudder Money Market Subaccount #1
   Accumulation unit value at beginning of period*............................  11.315  11.049  10.559  10.213  10.003
   Accumulation unit value at end of period...................................  11.311  11.315  11.049  10.559  10.213
   Number of accumulation units outstanding at end of Period (000's omitted)..  18,002  18,261   3,372   1,569      82
Scudder Money Market Subaccount #2
   Accumulation unit value at beginning of period*............................  11.894  11.454  10.795  10.297  10.004
   Accumulation unit value at end of period...................................  12.056  11.894  11.454  10.795  10.297
   Number of accumulation units outstanding at end of Period (000's omitted)..   2,620   3,759   1,103     118      21
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*............................   9.082  12.936  14.691  11.070   9.867
   Accumulation unit value at end of period...................................   5.959   9.082  12.936  14.691  11.070
   Number of accumulation units outstanding at end of Period (000's omitted)..   8,221   6,740   2,896     843     106
Scudder Strategic Income Subaccount
   Accumulation unit value at beginning of period*............................  10.483  10.102   9.986  10.755  10.009
   Accumulation unit value at end of period...................................  11.507  10.483  10.102   9.986  10.755
   Number of accumulation units outstanding at end of Period (000's omitted)..   2,105   1,041     298     124       7
Scudder Technology Growth Subaccount**
   Accumulation unit value at beginning of period*............................   9.079  13.617  17.605  10.000      --
   Accumulation unit value at end of period...................................   5.773   9.079  13.617  17.605      --
   Number of accumulation units outstanding at end of Period (000's omitted)..  24,909  23,797   7,183   1,112      --
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*............................  10.615  11.462  11.936  10.542   9.983
   Accumulation unit value at end of period...................................   8.880  10.615  11.462  11.936  10.542
   Number of accumulation units outstanding at end of Period (000's omitted)..  11,368  10,298   4,778   2,617     123
SVS Davis Venture Value Subaccount++
   Accumulation unit value at beginning of period.............................   9.412  10.000      --      --      --
   Accumulation unit value at end of period...................................   7.816   9.412      --      --      --
   Number of accumulation units outstanding at end of Period (000's omitted)..  14,480   9,293      --      --      --
SVS Dreman Financial Services Subaccount
   Accumulation unit value at beginning of period*............................  11.006  11.729   9.362   9.998  10.049
   Accumulation unit value at end of period...................................   9.930  11.006  11.729   9.362   9.998
   Number of accumulation units outstanding at end of Period (000's omitted)..   5,697   4,691   1,465     603     121
SVS Dreman High Return Equity Subaccount
   Accumulation unit value at beginning of period*............................  11.865  11.831   9.192  10.491   9.997
   Accumulation unit value at end of period...................................   9.591  11.865  11.831   9.192  10.491
   Number of accumulation units outstanding at end of Period (000's omitted)..  32,960  23,548   5,275   3,389     518
SVS Dreman Small Cap Value Subaccount
   Accumulation unit value at beginning of period*............................  10.177   8.770   8.547   8.431   9.943
   Accumulation unit value at end of period...................................   8.897  10.177   8.770   8.547   8.431
   Number of accumulation units outstanding at end of Period (000's omitted)..  12,826   7,886   1,281     610     125
SVS Eagle Focused Large Cap Growth Subaccount****
   Accumulation unit value at beginning of period*............................   9.367  11.437  12.747  10.000      --
   Accumulation unit value at end of period...................................   6.652   9.367  11.437  12.747      --
   Number of accumulation units outstanding at end of Period (000's omitted)..   6,086   4,046     630       5      --

                                 Subaccount                                     2002    2001    2000    1999    1998
                                 ----------                                    ------- ------- ------- ------- -------
SVS Focus Value+Growth Subaccount
   Accumulation unit value at beginning of period*............................ $ 9.839 $11.648 $12.291 $10.697 $ 9.937
   Accumulation unit value at end of period................................... $ 7.191 $ 9.839 $11.648 $12.291 $10.697
   Number of accumulation units outstanding at end of Period (000's omitted)..   3,429   2,736     915     498      56
SVS Index 500 Subaccount***
   Accumulation unit value at beginning of period*............................   8.270   9.535  10.735  10.027      --
   Accumulation unit value at end of period...................................   6.334   8.270   9.535  10.735      --
   Number of accumulation units outstanding at end of Period (000's omitted)..  23,118  17,576   4,497     633      --
SVS INVESCO Dynamic Growth Subaccount++
   Accumulation unit value at beginning of period.............................   8.718  10.000      --      --      --
   Accumulation unit value at end of period...................................   5.940   8.718      --      --      --
   Number of accumulation units outstanding at end of Period (000's omitted)..   3,074   2,256      --      --      --
SVS Janus Growth And Income Subaccount+
   Accumulation unit value at beginning of period*............................   7.597   8.782  10.000      --      --
   Accumulation unit value at end of period...................................   5.952   7.597   8.782      --      --
   Number of accumulation units outstanding at end of Period (000's omitted)..  17,677  13,923   3,895      --      --
SVS Janus Growth Opportunities Subaccount+
   Accumulation unit value at beginning of period*............................   6.219   8.264  10.000      --      --
   Accumulation unit value at end of period...................................   4.255   6.219   8.264      --      --
   Number of accumulation units outstanding at end of Period (000's omitted)..  17,795  15,117   5,662      --      --
SVS Oak Strategic Equity Subaccount++
   Accumulation unit value at beginning of period.............................   7.529  10.000      --      --      --
   Accumulation unit value at end of period...................................   4.474   7.529      --      --      --
   Number of accumulation units outstanding at end of Period (000's omitted)..   7,019   4,707      --      --      --
SVS Turner Mid Cap Growth Subaccount++
   Accumulation unit value at beginning of period.............................   8.748  10.000      --      --      --
   Accumulation unit value at end of period...................................   5.842   8.748      --      --      --
   Number of accumulation units outstanding at end of Period (000's omitted)..   7,947   4,649      --      --      --

--------

*Commencementof Offering on June 1, 1998.


**Commencementof Offering on May 3, 1999 at initial accumulation unit value of
              $10.000.


***Commencementof Offering on September 10, 1999 at initial accumulation unit value of $10.027.


****Commencementof Offering on October 29, 1999 at initial accumulation unit value of $10.000.


*****Commencementof Offering on November 1, 1999 at initial accumulation unit value of $10.000, for all except Dreyfus Socially Responsible Growth--$9.941.


+Commencementof Offering on May 1, 2000 at initial accumulation unit value of
             $10.000.


++Commencementof Offering on May 1, 2001 at initial accumulation unit value of
              $10.000.

          KILICO, THE MVA OPTION, THE SEPARATE ACCOUNT AND THE FUNDS



Kemper Investors Life Insurance Company


   We were organized in 1947 and are a stock life insurance company organized under the laws of the State of Illinois. Our offices are located 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. Kemper Corporation is a wholly-owned subsidiary of Zurich Group Holding ("ZGH"), a Swiss holding company. ZGH is owned by Zurich Financial Services ("ZFS"), a Swiss holding company.


The MVA Option

   You may allocate amounts in the Market Value Adjustment ("MVA") Option to one or more Guarantee Periods with durations of one to ten years during the Accumulation Period. You may choose a different Guarantee Period by pre-authorized telephone instructions or by giving us written notice (See "Guarantee Periods of the MVA Option"). The MVA Option may not be available in all states. At our discretion, we may offer additional Guarantee Periods or limit, for new Contracts, the number of Guarantee Periods available to three.

   The amounts allocated to the MVA Option under the Contracts are invested under the laws regulating our General Account. Assets supporting the amounts allocated to Guarantee Periods are held in a "non-unitized" separate account. However, our General Account assets are available to fund benefits under the Contracts. A non-unitized separate account is a separate account in which you do not participate in the performance of the assets through unit values. There are no discrete units for this separate account. The assets of the non-unitized separate account are held as reserves for our guaranteed obligations. The assets of the separate account are not chargeable with liabilities arising out of the business conducted by any other separate account or out of any other business we may conduct.


   State insurance laws concerning the nature and quality of investments regulate our General Account investments and any non-unitized separate account investments. These laws generally permit investment in federal, state and municipal obligations, preferred and common stocks, corporate bonds, real estate mortgages, real estate and certain other investments.


   We consider the return available on the instruments in which Contract proceeds are invested when establishing Guaranteed Interest Rates. This return is only one of many factors considered in establishing Guaranteed Interest Rates. (See "The Accumulation Period--4. Establishment of Guaranteed Interest Rates.")

   Our investment strategy for the non-unitized separate account is generally to match Guarantee Period liabilities with assets, such as debt instruments. We expect to invest in debt instruments such as:

      . securities issued by the United States Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the United States Government;

      . debt securities which have an investment grade, at the time of purchase, within the four (4) highest grades assigned by Moody's Investors Services, Inc. ("Moody's") (Aaa, Aa, A or Baa), Standard & Poor's Corporation ("Standard & Poor's") (AAA, AA, A or BBB), or any other nationally recognized rating service;

      . other debt instruments including issues of or guaranteed by banks or bank holding companies and corporations, which obligations, although not rated by Moody's or Standard & Poor's, are deemed by our management to have an investment quality comparable to securities which may be otherwise purchased; and

      .  options and futures transactions on fixed income securities.


   Our invested assets portfolio at December 31, 2002 included approximately
85.7 percent in cash, short-term investments and investment grade fixed maturities, 2.4 percent in below investment grade (high risk) bonds, 4.6 percent in mortgage loans and other real estate-related investments and 7.3 percent in all other investments.

   We are not obligated to invest the amounts allocated to the MVA Option according to any particular strategy, except as state insurance laws may require. For more information concerning our General Account assets, consult our Annual Report For the Fiscal Year ended December 31, 2002. (See "Annual Reports and Other Documents.")


The Separate Account

   We established the KILICO Variable Annuity Separate Account on May 29, 1981 pursuant to Illinois law as the KILICO Money Market Separate Account. The SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.

   Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.


   Thirty-nine Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions or under all Contracts.


   The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as you request. All dividends and capital gains distributions received by the Separate Account from a Fund or Portfolio of a Fund are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.

   The Separate Account's financial statements appear in the Statement of Additional Information.

The Funds


   The Separate Account invests in shares of the following Funds


      .  The Alger American Fund


      .  Credit Suisse Trust


      .  Dreyfus Investment Portfolios

      .  The Dreyfus Socially Responsible Growth Fund, Inc.

      .  INVESCO Variable Investment Funds, Inc.

      .  Scudder Variable Series I

      .  Scudder Variable Series II


   The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in the case of Credit Suisse Trust, certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. Shares of the Funds may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.


   A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


   The thirty-nine Portfolios or Funds are summarized below:


The Alger American Fund

   Alger American Balanced Portfolio seeks current income and long-term capital appreciation.

   Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation.


Credit Suisse Trust



   Credit Suisse Trust-Emerging Markets Portfolio seeks long-term growth of capital by investing in equity securities of companies located or conducting a majority of their business in emerging markets.



   Credit Suisse Trust-Global Post-Venture Capital Portfolio seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture-capital stage of development.



Dreyfus Investment Portfolios



   Dreyfus IP MidCap Stock Portfolio seeks investment results that are greater than the total return performance of medium-size domestic companies in the aggregate as represented by the Standard and Poor's MidCap 400(R) Index.



The Dreyfus Socially Responsible Growth Fund, Inc.



   The Fund's primary goal is to provide capital growth with current income as a secondary goal. To pursue this goal, the Fund normally invests at least 80% of its assets in common stocks of companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.


INVESCO Variable Investment Funds, Inc.


   INVESCO VIF-Utilities Fund seeks capital growth and current income.


Scudder Variable Series I

   Scudder 21st Century Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies.

   Scudder Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

   Scudder Global Discovery Portfolio seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

   Scudder Growth and Income Portfolio seeks long-term growth of capital, current income and growth of income.

   Scudder Health Sciences Portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector.

   Scudder International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

Scudder Variable Series II

   Scudder Aggressive Growth Portfolio seeks capital appreciation through the use of aggressive investment techniques.

   Scudder Blue Chip Portfolio seeks growth of capital and income.

   Scudder Contrarian Value Portfolio seeks to achieve a high rate of total return.


   Scudder Fixed Income (formerly Scudder Investment Grade Bond) Portfolio seeks high current income.


   Scudder Global Blue Chip Portfolio seeks long-term capital growth.

   Scudder Government Securities Portfolio seeks high current income consistent with preservation of capital.

   Scudder Growth Portfolio seeks maximum appreciation of capital.


   Scudder High Income (formerly Scudder High Yield) Portfolio seeks to provide a high level of current income.



   Scudder International Select Equity Portfolio seeks capital appreciation.


   Scudder Money Market Portfolio seeks maximum current income to the extent consistent with stability of principal.



   Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital.

   Scudder Strategic Income Portfolio seeks high current return.

   Scudder Technology Growth Portfolio seeks growth of capital.

   Scudder Total Return Portfolio seeks high total return, a combination of income and capital appreciation.


   SVS Davis Venture Value Portfolio seeks growth of capital.


   SVS Dreman Financial Services Portfolio seeks long-term capital appreciation.

   SVS Dreman High Return Equity Portfolio seeks to achieve a high rate of total return.


   SVS Dreman Small Cap Value Portfolio seeks long-term capital appreciation.



   SVS Eagle Focused Large Cap Growth Portfolio seeks growth through long-term capital appreciation.


   SVS Focus Value+Growth Portfolio seeks growth of capital through a portfolio of growth and value stocks. A secondary objective of the portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

   SVS Index 500 Portfolio seeks returns that, before expenses, correspond to the total return of U.S. common stocks as represented by the Standard & Poor's(R) 500 Composite Stock Price Index.*


   SVS INVESCO Dynamic Growth Portfolio seeks long-term capital growth.



   SVS Janus Growth And Income Portfolio seeks long-term capital growth and current income.



   SVS Janus Growth Opportunities Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.



   SVS Oak Strategic Equity Portfolio seeks long-term capital growth.



   SVS Turner Mid Cap Growth Portfolio seeks capital appreciation.

   The Portfolios may not achieve their stated objective. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds' prospectuses accompanying this Prospectus and statements of additional information, available from us upon request.



   Fred Alger Management, Inc. serves as the investment adviser for the Alger American Balanced Portfolio and the Alger American Leveraged AllCap Portfolio. Credit Suisse Asset Management, LLC ("CSAM") is the investment adviser for the two available Portfolios of the Credit Suisse Trust. CSAM's Australian and
U.K. affiliates, located in Sydney, Australia and London, U.K., respectively, and each known as Credit Suisse Asset Management Limited, are sub-advisers for the Credit Suisse Trust-Emerging Markets Portfolio. The Dreyfus Corporation is the investment adviser for the Dreyfus IP MidCap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc. INVESCO Funds Group, Inc. is the investment adviser for the available Portfolio of the INVESCO Variable Investment Funds, Inc. Deutsche Investment Management Americas Inc. ("DeIM") is the investment manager for the six available Portfolios of Scudder Variable Series I and the twenty-six available Portfolios of Scudder Variable Series II. Davis Selected Advisers, L.P. serves as the sub-adviser to the SVS Davis Venture Value Portfolio. Dreman Value Management L.L.C. ("DVM") serves as the sub-adviser for the SVS Dreman Financial Services Portfolio, the SVS Dreman High Return Equity Portfolio, the SVS Dreman Small Cap Value Portfolio, and the value portion of the SVS Focus Value+Growth Portfolio. Under the terms of the sub-advisory agreement between DeIM and DVM for each such Portfolio, DVM manages the day-to-day investment and trading functions for each such Portfolio. Eagle Asset Management, Inc. ("Eagle") is the sub-adviser for the SVS Eagle Focused Large Cap Growth Portfolio. Under the terms of a sub-advisory agreement with DeIM, Eagle handles day-to-day investment and trading functions for the SVS Eagle Focused Large Cap Growth Portfolio under the guidance of DeIM. Jennison Associates LLC serves as the sub-adviser for the growth portion of the SVS Focus Value+Growth Portfolio. INVESCO Funds Group, Inc. is the sub-adviser to the SVS INVESCO Dynamic Growth Portfolio. Janus Capital Management LLC (formerly Janus Capital Corporation) ("Janus") serves as the sub-adviser for the SVS Janus Growth And Income Portfolio and the SVS Janus Growth Opportunities Portfolio. Under the terms of sub-advisory agreements with DeIM, Janus handles day-to-day investment and trading functions for the SVS Janus Growth and Income Portfolio and the SVS Janus Growth Opportunities Portfolio under the guidance of DeIM. Oak Associates, Ltd. is the sub-adviser for the SVS Oak Strategic Equity Portfolio. Turner Investment Partners, Inc. serves as the sub-adviser to the SVS Turner Mid Cap Growth Portfolio. The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the Funds or the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.

--------
*"Standard& Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's(R) 500," and
          "500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Deutsche Asset Management Americas Inc. The SVS Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's(R), and Standard & Poor's(R) makes no representation regarding the advisability of investing in the Portfolio. Additional information may be found in the Portfolio's Statement of Additional Information.

Change of Investments


   We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We may eliminate the shares of any of the Portfolios and substitute shares of another portfolio or of another investment company, if the shares of a Portfolio are no longer available for investment, or if in our judgment further investment in any Portfolio becomes inappropriate in view of the purposes of the Separate Account. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC's prior approval, if required. The Separate Account may purchase other securities for other series or classes of contracts, or may permit a conversion between series or classes of contracts on the basis of requests made by Owners.


   We may establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, in our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.


   If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the 1940 Act; (b) deregistered under the 1940

Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

Performance Information


   The Separate Account may advertise several types of performance information for the Subaccounts. All Subaccounts may advertise standardized "average annual total return" and nonstandardized "total return." The Scudder Fixed Income (formerly Scudder Investment Grade Bond), Scudder Government Securities Subaccount, Scudder High Income (formerly Scudder High Yield) Subaccount may also advertise "yield". The Scudder Money Market Subaccount may advertise "yield" and "effective yield." Each of these figures is based upon historical earnings and is not necessarily representative of a Subaccount's future performance.



   Standardized average annual total return and nonstandardized total return calculations measure a Subaccount's net income plus the effect of any realized or unrealized appreciation or depreciation of the Subaccount's underlying investments. Standardized average annual total return will be quoted for periods of at least one year, five years and ten years, if applicable. Nonstandardized average annual total return will be quoted for periods of at least one year, three years, five years and ten years, if applicable. In addition, we will show standardized average annual total return for the life of the Subaccount. We will show nonstandardized total return for the life of the Portfolio, meaning the time the underlying Portfolio has been in existence. Standardized average annual total return will be current to the most recent calendar quarter. Nonstandardized total return will be current to the most recent calendar month. Standardized average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of a Subaccount investment over the applicable period. Nonstandardized total return may include annualized and nonannualized (cumulative) figures. Nonannualized figures represent the actual percentage change over the applicable period.


   Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (seven-day period for the Scudder Money Market Subaccount) expressed as a percentage of the value of the Subaccount's Accumulation Units. Yield is an annualized figure, which means that it is assumed that the Subaccount generates the same level of net income over a one year period, compounded on a semi-annual basis. The effective yield for the Scudder Money Market Subaccount is calculated similarly, but includes the effect of assumed compounding calculated under rules prescribed by the SEC. The Scudder Money Market Subaccount's effective yield will be slightly higher than its yield due to this compounding effect.


   The Subaccounts' performance figures and Accumulation Unit values fluctuate. You may redeem Subaccount units at Accumulation Unit value, which may be more or less than original cost. The standardized performance figures reflect the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge. Redemptions within the first seven years may be subject to a Withdrawal Charge that ranges from 7% the first year to 0% after seven years. Yield, effective yield and nonstandardized total return figures do not include the effect of any Withdrawal Charge that may be imposed upon the redemption of units. In addition, nonstandardized total return figures do not include the effect of the Records Maintenance Charge. The nonstandardized performance figures reflect the deduction of all expenses and fees, excluding a prorated portion of the Records Maintenance Charge. The nonstandardized performance figures reflect the deduction of all expenses and fees, excluding a prorated portion of the Records Maintenance Charge. Thus yield, effective yield and nonstandardized total return figures may be higher than if such charges were deducted. Standardized average annual total return figures include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period.



   The Subaccounts may be compared to relevant indices and performance data from independent sources, including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's(R) 500 Stock Index, the Consumer Price Index, the CDA Certificate of Deposit Index, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Merrill Lynch Government/Corporate Master Index, the Lehman Brothers Long Government/Corporate Bond Index, the Lehman Brothers Government/Corporate 1-3 Year Bond Index, the Standard & Poor's(R) Midcap 400 Index, the NASDAQ Composite Index, the Russell 2000 Index and the Morgan Stanley Capital International Europe, Australia, Far East Index. Please note the differences and similarities between the investments that a Subaccount may purchase and the investments measured by the indexes. In particular, it should be noted that the comparative information with regard to the indexes will not reflect the deduction of any Contract charges or fees. Similarly, the indexes are unmanaged and do not reflect the fees and expenses of management and acquisition costs. In addition, certificates of deposit may offer fixed or variable yields and principal is guaranteed and may be insured. The units of the Subaccounts are not insured. Also, the value of each Subaccount will fluctuate.


   From time to time, the Separate Account may quote information from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor, National Underwriter, Selling Life Insurance, Broker World, Registered Representative, Investment Advisor and VARDS.

   Additional information concerning a Subaccount's performance is provided in the Statement of Additional Information.

                             FIXED ACCOUNT OPTION

   Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


   Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account and the MVA Option, unless we refer to fixed accumulation and annuity elements.



   We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.


                                 THE CONTRACTS

A. GENERAL INFORMATION.


   The minimum initial Purchase Payment is $1,000, and the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment is $100 if you authorize us to draw on an account via check or electronic debit. Cumulative Purchase Payments in excess of $1,000,000 require our prior approval. The Internal Revenue Code may also limit the maximum annual amount of Purchase Payments. An allocation to a Subaccount, the Fixed Account or a Guarantee Period must be at least $500.


   We may, at any time, amend the Contract in accordance with changes in the law, including applicable tax laws, regulations or rulings, and for other purposes.

   You may examine a Contract and return it for a refund during the "free look" period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus amounts allocated to the General Account and the Guarantee Periods on the date we receive the returned Contract, without any deduction for Withdrawal Charges or Records Maintenance Charges. Some states require the return of the Purchase Payment. In addition, a special free look period applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities.

   During the Accumulation Period, you may assign the Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and a 10% tax penalty. (See "Tax Treatment of Withdrawals, Loans and Assignments.")

   Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the Annuitant's debts or obligations.

   You designate the Beneficiary. If you or the Annuitant die, and no designated Beneficiary or contingent beneficiary is alive at that time, we will pay your or the Annuitant's estate.

   Under a Qualified Plan Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Plan Contract may not be assigned.

B. THE ACCUMULATION PERIOD.

1. Application of Purchase Payments.


   You select the allocation of Purchase Payments to the Subaccount(s), Guarantee Periods, or Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit as of 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to a Guarantee Period or to the Fixed Account begin earning interest one day after we receive them. However, with respect to initial Purchase Payments, the amount is credited only after we determine to issue the Contract, but no later than the second day after we receive the Purchase Payment. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed after we receive the Purchase Payment.



   The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount, other than the Records Maintenance Charge and Guaranteed Retirement Income Benefit Charge (see "Contracts Issued Before November 12, 2001"). The number of Accumulation Units is reduced when the Records Maintenance Charge and Guaranteed Retirement Income Benefit Charge are assessed.


   If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five (5) business days after we receive the initial Purchase Payment, or if we determine that we cannot issue the Contract within the five (5) day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the Purchase Payment until the application is completed.

   We will issue a Contract without a signed application if:

      . a dealer provides us with application information, electronically or in writing,

      .  we receive the initial Purchase Payment, and

      . you confirm in writing, after the Contract is delivered, that all information in the Contract is correct. Until a written confirmation is received by us, your ability to request transactions under the Contract will be limited.

2. Accumulation Unit Value.

   Each Subaccount has an Accumulation Unit value. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount's Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

   The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

   Each Subaccount has its own investment experience factor. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

   The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

      (1 / 2) - 3, where:

      (1) is the net result of:

         . the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

         . the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

         . a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

      (2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period; and

      (3) is the factor representing the mortality and expense risk and administration charges.

3. Guarantee Periods of the MVA Option.


   You may allocate Purchase Payments to one or more Guarantee Periods with durations of one to ten years. Each Guarantee Period has a Guaranteed Interest Rate that will not change during the Guarantee Period. Interest is credited daily at the effective annual rate.


   The following example illustrates how we credit Guarantee Period interest.

               EXAMPLE OF GUARANTEED INTEREST RATE ACCUMULATION


              Purchase Payment........ $40,000
              Guarantee Period........ 5 Years
              Guaranteed Interest Rate 1.55% Effective Annual Rate



                         Interest Credited    Cumulative
                    Year    During Year    Interest Credited
                    ---- ----------------- -----------------
                     1..      $620.00          $  620.00
                     2..       629.61           1,249.61
                     3..       639.37           1,888.98
                     4..       649.28           2,538.26
                     5..       659.34           3,197.60


   Accumulated value at the end of 5 years is:


                       $40,000 + $3,197.60 = $43,197.60


   Note: This example assumes that no withdrawals are made during the five-year period. If you make withdrawals or transfers during this period, Market Value Adjustments and Withdrawal Charges apply.

   The hypothetical interest rate is not intended to predict future Guaranteed Interest Rates. Actual Guaranteed Interest Rates for any Guarantee Period may be more or less than those shown.

   At the end of any Guarantee Period, we send written notice of the beginning of a new Guarantee Period. A new Guarantee Period for the same duration starts unless you elect another Guarantee Period within thirty days after the end of the terminating Guarantee Period. You may choose a different Guarantee Period by preauthorized telephone instructions or by giving us written notice. You should not select a new Guarantee Period extending beyond the Annuity Date. Otherwise, the guarantee period amount available for annuitization is subject to Market Value Adjustments and may be subject to Withdrawal Charges. (See "Market Value Adjustment" and "Withdrawal Charge" below.)

   The amount reinvested at the beginning of a new Guarantee Period is the Guarantee Period Value for the Guarantee Period just ended. The Guaranteed Interest Rate in effect when the new Guarantee Period begins applies for the duration of the new Guarantee Period.

   You may call us at 1-800-621-5001 or write to Kemper Investors Life Insurance Company, Customer Service, at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 for the new Guaranteed Interest Rates.

4. Establishment of Guaranteed Interest Rates.

   We declare the Guaranteed Interest Rates for each of the ten durations of Guarantee Periods from time to time as market conditions dictate. Once established, rates are guaranteed for the respective Guarantee Periods. We advise you of the Guaranteed Interest Rate for a chosen Guarantee Period when we receive a Purchase Payment, when a transfer is effectuated or when a Guarantee Period renews. Withdrawals of Accumulated Guarantee Period Value are subject to Withdrawal Charges and Records Maintenance Charges and may be subject to a Market Value Adjustment. (See "Market Value Adjustment" below.)

   We have no specific formula for establishing the Guaranteed Interest Rates. The determination may be influenced by, but not necessarily correspond to, the current interest rate environment. (See "The MVA Option".) We may also consider, among other factors, the duration of a Guarantee Period, regulatory and tax requirements, sales commissions and administrative expenses we bear, and general economic trends.

We make the final determination of the Guaranteed Interest Rates to be declared.

We cannot predict or guarantee the level of future Guaranteed Interest Rates.

5. Contract Value.

   On any Valuation Date, Contract Value equals the total of:

      .  the number of Accumulation Units credited to each Subaccount, times

      . the value of a corresponding Accumulation Unit for each Subaccount, plus

      .  your Accumulated Guarantee Period Value in the MVA Option, plus

      .  your interest in the Fixed Account.


6. Transfers During the Accumulation Period.


   During the Accumulation Period, you may transfer the Contract Value among the Subaccounts, the Guarantee Periods and the Fixed Account subject to the following provisions:

      . the amount transferred must be at least $100 unless the total Contract Value attributable to a Subaccount, Guarantee Period or Fixed Account is transferred;

      . the Contract Value remaining in a Subaccount, Guarantee Period or Fixed Account must be at least $500 unless the total value is transferred;

      . transfers may not be made from any Subaccount to the Fixed Account over the six months following any transfer from the Fixed Account into one or more Subaccounts; and

      . transfers from the Fixed Account may be made one time during the Contract Year during the thirty days following an anniversary of a Contract Year.

   We may charge a $25 fee for each transfer in excess of 12 transfers per calendar year. However, transfers made pursuant to the Asset Allocation and Dollar Cost Averaging programs do not count toward these 12 transfers. In addition, transfers of Guarantee Period Value are subject to Market Value Adjustment unless the transfer is made within thirty days of the end of the Guarantee Period. Because a transfer before the end of a Guarantee Period is subject to a Market Value Adjustment, the amount transferred from the Guarantee Period may be more or less than the requested dollar amount.


   We make transfers pursuant to written or telephone instructions specifying in detail the requested changes. Transfers involving a Subaccount are based upon the Accumulation Unit values, as calculated after we receive transfer instructions. We may suspend, modify or terminate the transfer provision. We disclaim all liability if we follow in good faith instructions given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.


   The following transfers must be requested through standard United States mail:



      .  transfers in excess of $250,000 per Contract, per day, and



      . transfers into and out of the Credit Suisse Trust-Emerging Markets, the Credit Suisse Trust-Global Post-Venture Capital, the Scudder Global Blue Chip, the Scudder Global Discovery, the Scudder International or the Scudder International Select Equity Subaccounts in excess of $50,000, per Contract, per day.



These administrative procedures have been adopted under the Contract to protect the interests of the remaining Contract Owners from the adverse effects of frequent and large transfers into and out of variable annuity Subaccounts that can adversely affect the investment management of the underlying Portfolios.



   We reserve the right to further amend the transfer procedures in the interest of protecting remaining Contract Owners.


   If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the authorized asset allocation program. However, we do not offer or participate in any asset allocation program and we take no responsibility for any third party asset allocation program. We may suspend or cancel acceptance of a third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations.


   You may elect to have transfers made automatically among the Subaccounts on an annual, semiannual or quarterly basis so that Contract Value is reallocated to match the percentage allocations in your predefined allocation elections. Transfers under this program are not subject to the $100 minimum transfer limitation. An election to participate in the automatic asset reallocation program must be in writing on our form and returned to us.


7. Market Timing.

   This Contract is not designed for professional market timing organizations, or other organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the Subaccounts and may be detrimental to Owners. Further, these short-term strategies are particularly inappropriate for attaining long-term retirement goals or for the protection of heirs. Consequently, we reserve the right, at our sole discretion and without prior notice, to take action when we identify market timing strategies detrimental to Owners.


8. Withdrawals During the Accumulation Period.


   You may redeem some or all of the Contract Value minus previous withdrawals and debt, plus or minus any applicable Market Value Adjustment and minus any Withdrawal Charge. Withdrawals will have tax consequences. (See "Federal Income Taxes.") A withdrawal of the entire Contract Value is called a surrender.

   Partial withdrawals and surrenders are subject to the following:

   In any Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

      . the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

      .  10% of the Contract Value.

   See "Contract Charges and Expenses--Withdrawal Charge" for a discussion of charges applicable to partial withdrawals and surrenders.

   If Contract Value is allocated to more than one investment option, you must specify the source of the partial withdrawal. If you do not specify the source, we redeem Accumulation Units on a pro rata basis from all investment options in which you have an interest. Accumulation Units attributable to the earliest Contribution Years are redeemed first.

   Partial withdrawals are subject to the following:

      . Partial withdrawals are not permitted from the Fixed Account in the first Contract Year.

      . The minimum withdrawal is $100 (before any Market Value Adjustment), or your entire interest in the investment option(s) from which withdrawal is requested.

      . You must leave at least $500 in each investment option from which the withdrawal is requested, unless the total value is withdrawn.


   Election to withdraw shall be made in writing to us at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values, as calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts is paid within seven (7) days after we receive the request. However, we may suspend withdrawals or delay payment:


      .  during any period when the New York Stock Exchange is closed,


      . when trading in a Fund or Portfolio is restricted or the SEC determines that an emergency exists, or


      .  as the SEC by order may permit.

   For withdrawal requests from the MVA Option and the Fixed Account, we may defer any payment for up to six months, as permitted by state law. During the deferral period, we will continue to credit interest at the current Guaranteed Interest Rate for the same Guarantee Period.

   Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See "Federal Income Taxes.")

   A participant in the Texas Optional Retirement Program ("ORP") must obtain a certificate of termination from the participant's employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

9. Market Value Adjustment.

   Any withdrawal, transfer or annuitization of Guarantee Period Values, unless effected during the "free look" period or within 30 days after a Guarantee Period ends, may be adjusted up or down by a Market Value Adjustment. The Market Value Adjustment applies before deduction of a Withdrawal Charge.


   The Market Value Adjustment reflects the relationship between (a) the currently established interest rate ("Current Interest Rate") for a Guarantee Period equal to the remaining length of the Guarantee Period, rounded to the next higher number of complete years, and (b) the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if the Guaranteed Interest Rate is the same or lower than the applicable Current Interest Rate, the Market Value Adjustment reduces Guarantee Period Value and results in a lower payment. Thus, if interest rates increase, the withdrawal could be less than the original Purchase Payment or the original amount allocated to a Guarantee Period. Conversely, if the Guaranteed Interest Rate is higher than the applicable Current Interest Rate, the Market Value Adjustment increases Guarantee Period Value and results in a higher payment.

   The Market Value Adjustment (MVA) uses this formula:

                                    (1 + I) /t/365/
                                    -------
                        MVA = GPV X                 -1
                                    (1 + J)

      Where:

      I is the Guaranteed Interest Rate being credited to the Guarantee Period Value (GPV) subject to the Market Value Adjustment,

      J is the Current Interest Rate we declare, as of the effective date of the application of the Market Value Adjustment, for current allocations to a Guarantee Period the length of which is equal to the balance of the Guarantee Period for the Guarantee Period Value subject to the Market Value Adjustment, rounded to the next higher number of complete years, and

      t is the number of days remaining in the Guarantee Period.

   For an illustration showing an upward and a downward adjustment, see Appendix A.

10. Guaranteed Death Benefit.

   We pay a death benefit to the Beneficiary if any of the following occurs during the Accumulation Period:

      .  the Owner, or a joint owner, dies,

      .  the Annuitant dies with no living contingent annuitant, or

      .  the contingent annuitant dies after the Annuitant.

   The amount of the death benefit depends on the age of the deceased Owner or Annuitant when the death benefit becomes payable. If the deceased Owner or Annuitant dies before age 91, we will pay the Beneficiary the greatest of the following less debt:

      .  Contract Value,

      . Purchase Payments minus previous withdrawals, accumulated at 5.00% interest per year to the earlier of the deceased's age 80 or the date of death, plus Purchase Payments minus all withdrawals from age 80 to the date of death, or

      .  the greatest anniversary value before death.

   The greatest anniversary value equals:

      . the highest of the Contract Values on each Contract anniversary prior to the deceased's age 81, plus the dollar amount of any Purchase Payments made since that anniversary, minus

      .  withdrawals since that anniversary.

   We pay Contract Value to the Beneficiary if the Owner or Annuitant dies after age 91. The Owner or Beneficiary (unless the Owner has already elected an Annuity Option), as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under "Annuity Options" below. The Death Benefit must be distributed within 5 years after the date of death unless an Annuity Option is elected or a surviving spouse elects to continue the Contract in accordance with the provisions described below.

   For Non-Qualified Plan Contracts or Individual Retirement Annuities, if the Beneficiary is the Owner's surviving spouse (or the Annuitant's surviving spouse if the Owner is not a natural person), the surviving spouse may elect to continue the Contract in lieu of taking a Death Benefit distribution. The spouse will become the successor Owner of the Contract subject to the following:

      . The Contract Value will be increased to reflect the amount of the Death Benefit. The difference will be credited to the Scudder Money Market Subaccount #1.

      . No withdrawal charges will apply on existing values in the Contract. However, Purchase Payments made after the original owner's death are subject to withdrawal charges.

      . Upon the death of the surviving spouse, the death benefit will be calculated from the time that the election to continue the Contract is made. A subsequent spouse of the surviving spouse will not be able to continue the Contract.

   The above option is subject to availability of this feature in your state.




   As an alternative to the above election, the surviving spouse may elect to continue a Non-Qualified Plan Contract or an Individual Retirement Annuity without receiving the increase in Contract Value attributable to the Death Benefit. In this case, all rights, benefits and charges under the Contract will continue including any applicable Withdrawal Charges.


                         CONTRACT CHARGES AND EXPENSES

   We deduct the following charges and expenses:

      .  mortality and expense risk,

      .  administrative expenses,


      .  records maintenance charges,



      .  withdrawal charges, and



      .  applicable premium taxes.


   Subject to certain expense limitations, you indirectly bear investment management fees and other Fund expenses.

A. CHARGES AGAINST THE SEPARATE ACCOUNT.

1. Mortality and Expense Risk Charge.

   We assess each Subaccount a daily asset charge for mortality and expense risks at a rate of 1.25% per annum. Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.


   The mortality risk we assume arises from two contractual obligations. First, if you or the Annuitant die before age 91 and before the Annuity Date, we may, in some cases, pay more than Contract Value. (See "Guaranteed Death Benefit", above.) Second, when Annuity Options involving life contingencies are selected, we assume the risk that Annuitants will live beyond actuarial life expectancies.


   We also assume an expense risk. Actual expenses of administering the Contracts may exceed the amounts we recover from the Records Maintenance Charge or the administrative cost portion of the daily asset charge.

2. Administrative Costs.

   We assess each Subaccount a daily asset charge for administrative costs at a rate of .15% per annum. This charge reimburses us for expenses incurred for administering the Contracts. These expenses include Owner inquiries, changes in allocations, Owner reports, Contract maintenance costs, and data processing costs. The administrative charge covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of a particular Contract.

3. Records Maintenance Charge.

   We deduct an annual Records Maintenance Charge of $30 during the Accumulation Period. The charge is assessed:

      .  at the end of each Contract Year,

      .  on Contract surrender, and

      .  upon annuitization.

   However, we do not deduct the Records Maintenance Charge for Contracts with Contract Value of at least $50,000 on the assessment date.

   This charge reimburses us for the expenses of establishing and maintaining Contract records. The Records Maintenance Charge reduces the net assets of each Subaccount, Guarantee Period and the Fixed Account.

   The Records Maintenance Charge is assessed equally among all investment options in which you have an interest.

4. Withdrawal Charge.

   We do not deduct a sales charge from any Purchase Payment. However, a Withdrawal Charge covers Contract sales expenses, including commissions and other promotion and acquisition expenses.

   Each Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

      . the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

      .  10% of the Contract Value.

   If you withdraw a larger amount, the excess Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first seven Contribution Years following each Purchase Payment as follows:

                                             Withdrawal
                        Contribution Year      Charge
                        -----------------    ----------
                        First...............     7%
                        Second..............     6%
                        Third...............     5%
                        Fourth..............     5%
                        Fifth...............     4%
                        Sixth...............     3%
                        Seventh.............     2%
                        Eighth and following     0%

   Purchase Payments are deemed surrendered in the order in which they were received.

   When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge, plus the dollar amount sent to you.


   Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge, even though the Contract may have been issued many years earlier. (For additional details, see "Withdrawals During the Accumulation Period.")



   Subject to certain exceptions and state approvals, Withdrawal Charges are not assessed on withdrawals:


      . after you have been confined in a hospital or skilled health care facility for at least thirty days and you remain confined at the time of the request;

      . within thirty days following your discharge from a hospital or skilled health care facility after a confinement of at least thirty days; or


      . if you or the Annuitant become disabled after the Contract is issued and before age 65.

   Restrictions and provisions related to the nursing care or hospitalization disability waivers are described in Contract endorsements.

   The Withdrawal Charge compensates us for Contract distribution expense. Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

   The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their seventh Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. See "The Annuity Period--Annuity Options" for a discussion of the Annuity Options available.

5. Investment Management Fees and Other Expenses.


   Each Fund or Portfolio's net asset value may reflect the deduction of investment management fees, Rule 12b-1 fees and general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. (See "Summary of Expenses.") Further detail is provided in the attached prospectuses for the Funds or Portfolios and the Funds' statements of additional information.


6. State Premium Taxes.

   Certain state and local governments impose a premium tax ranging from 0% to 3.5% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization. See "Appendix--State Premium Tax Chart" in the Statement of Additional Information.

7. Exceptions.


   We may decrease the mortality and expense risk charge, the administration charge, and the Records Maintenance Charge without notice. However, we guarantee that they will not increase. We bear the risk that those charges will not cover our costs. On the other hand, should the charges exceed our costs, we will not refund any charges. Any profit is available for corporate purposes including, among other things, payment of distribution expenses.


   We may also reduce or waive fees and charges, including but not limited to, the Records Maintenance Charge, the Withdrawal Charge, and mortality and expense risk and administrative charges, for certain sales that may result in cost savings, such as those where we incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. We may also reduce or waive fees and charges and/or credit additional amounts on Contracts issued to:

      . employees and registered representatives (and their families) of broker-dealers (or their affiliated financial institutions) that have entered into selling group agreements with IBS, and

      . officers, directors and employees (and their families) of KILICO and Scudder Variable Series I and II, their investment advisers and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

   Reductions in these fees and charges will not unfairly discriminate against any Owner.

                              THE ANNUITY PERIOD

   Contracts may be annuitized under one of several Annuity Options. Annuity payments begin on the Annuity Date and under the selected Annuity Option. The Annuity Date must be at least one year after the Date of Issue. Subject to state variation, the Annuity Date may not be deferred beyond the later of the Annuitant's 91st birthday (100th birthday if the Contract is part of a Charitable Remainder Trust) or ten (10) years after the Date of Issue. However, annuitization is delayed beyond the Annuity Date if we are making systematic withdrawals based on your life expectancy. In this case, annuitization begins when life expectancy withdrawals are stopped.

1. Annuity Payments.

   Annuity payments are based on:

      .  the annuity table specified in the Contract,

      .  the selected Annuity Option, and

      . the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

   Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit's value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see "Withdrawal Charge.")

2. Annuity Options.

   You may elect one of the Contract's Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan and state variations) to begin annuity payments before the Annuitant's 91st birthday (100th birthday if the Contract is part of a Charitable Remainder Trust) or within ten (10) years after the Date of Issue, whichever is later. You may change the Annuity Option before the Annuity Date. If no other Annuity Option is elected, monthly annuity payments are made in accordance with Option 3 below with a ten (10) year period certain. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the first monthly payment is less than $20. In this case, we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $20.

   The amount of periodic annuity payments may depend upon:

      .  the Annuity Option selected;

      .  the age and sex of the Annuitant; and

      .  the investment experience of the selected Subaccount(s).

   For example:

      . if Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

      . if Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

      . if Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income option were selected.

      . if Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.


   The age of the Annuitant also influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. The sex of the Annuitant influences the amount of periodic payments because females generally live longer than males, resulting in smaller payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely you will receive a higher periodic payment.


   If you die before the Annuity Date, available Annuity Options are limited. Unless you have imposed restrictions, the Annuity Options available are:

      .  Option 2, or

      . Option 1 or 3 for a period no longer than the life expectancy of the Beneficiary (but not less than 5 years from your death).

   If the Beneficiary is not an individual, the entire interest must be distributed within 5 years of your death. The Death Benefit distribution must begin no later than one year from your death, unless a later date is prescribed by federal regulation.

Option 1--Income for Specified Period.

   Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the Annuitant's death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the daily asset charges for mortality and expense risks and administrative costs.

   If you elect variable annuitization under Option 1, the Annuitant may elect to cancel all or part of the variable annuity payments remaining due. We will then pay the discounted value of the remaining payments.

Option 2--Life Income.


   Option 2 provides for an annuity payable monthly over the lifetime of the Annuitant. If Option 2 is elected, annuity payments terminate automatically and immediately on the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.


Option 3--Life Income with Installments Guaranteed.

   Option 3 provides an annuity payable monthly during the Annuitant's lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4--Joint and Survivor Annuity.


   Option 4 provides an annuity payable monthly while either Annuitant is living. Upon either Annuitant's death, the monthly income payable continues over the life of the surviving Annuitant at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received.


3. Allocation of Annuity.

   You may elect payments on a fixed or variable basis, or a combination. Any Fixed Account Contract Value or Guarantee Period Value is annuitized on a fixed basis. Any Separate Account Contract Value is annuitized on a variable basis. The MVA Option is not available during the Annuity Period. You may exercise the transfer privilege during the Accumulation Period. Transfers during the Annuity Period are subject to certain limitations.


4. Transfers During the Annuity Period.


   During the Annuity Period, the Annuitant may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

      . Transfers to a Subaccount are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

      .  All interest in a Subaccount must be transferred.

      . If we receive notice of transfer to a Subaccount more than seven (7) days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

      . If we receive notice of transfer to a Subaccount less than seven (7) days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

      . Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least thirty (30) days prior to the anniversary.

   A Subaccount's Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. Annuity Unit Value.

   Annuity Unit value is determined independently for each Subaccount.

   Annuity Unit value for any Valuation Period is:

      .  Annuity Unit value for the preceding Valuation Period, times

      .  the net investment factor for the current Valuation Period, times

      . an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract's annuity tables.

   The net investment factor for a Subaccount for any Valuation Period is:

      . the Subaccount's Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved; divided by

      . the Subaccount's Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

   When annuity payments begin, the value of your Contract interest is:

      . Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

      . the number of Accumulation Units credited at the end of the Valuation Period, minus

      .  premium taxes and Withdrawal Charges.

   The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

   A 2.5% per annum rate of investment earnings is assumed by the Contract's annuity tables. If the actual net investment earnings rate exceeds 2.5% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.5% per annum, annuity payments decrease.

7. Subsequent Periodic Payments Under Variable Annuity.

   Subsequent annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

8. Fixed Annuity Payments.

   Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

9. Death Proceeds.

   If the Annuitant dies after the Annuity Date while the Contract is in force, the death proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See "Annuity Options.")

                             FEDERAL INCOME TAXES

A. INTRODUCTION

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

   This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment--federal, state, or local--of any Contract or of any transaction involving a Contract.

B. OUR TAX STATUS

   We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company". Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account to provide for these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. Tax Deferral During Accumulation Period.

   Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Plan Contract are generally not taxable to you or the Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      .  the Contract must be owned by an individual,

      .  Separate Account investments must be "adequately diversified",

      . we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes, and

      . annuity payments must appropriately amortize Purchase Payments and Contract earnings.


   Non-Natural Owner. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

   Additional exceptions to this rule include:

      .  certain contracts acquired by a decedent's estate,


      .  certain Qualified Contracts,


      .  certain contracts used with structured settlement agreements, and


      . certain contracts purchased with a single premium when the annuity starting date is no later than one year from contract purchase and substantially equal periodic payments are made at least annually.


   Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the Contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

   Although we do not control Fund investments, we expect that each Portfolio of the Funds will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

   Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner's gross income. The Internal Revenue Service ("IRS"), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate the Contract Value among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.

   We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.

   Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, e.g., past age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

   The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.

2. Taxation of Partial and Full Withdrawals.

   Partial withdrawals from a Non-Qualified Plan Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income.

   Any assignment or pledge (or agreement to assign or pledge) of Contract Value, is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

   The Contract's death benefit may exceed Purchase Payments or Contract Value. As described in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion) could be treated as a partial withdrawal.

   If the Policy includes the Guaranteed Retirement Income Benefit Endorsement (the "GRIB Endorsement"), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

   There is also some uncertainty regarding the treatment of the market value adjustment for purposes of determining the income on the contract. This uncertainty could result in the income on the contract being a greater (or lesser) amount.

   There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

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

3. Taxation of Annuity Payments.

   Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the "investment in the contract" allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

   Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

   With respect to a Contract issued with the GRIB Endorsement, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Plan Contract, the Company will treat a portion of such a lump sum payment as includible in income, and will determine the taxable portion of subsequent periodic payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Taxation of Death Benefits.

   Amounts may be distributed upon your or the Annuitant's death. Before the Annuity Date, death benefits are includible in income and:

      .  if distributed in a lump sum are taxed like a full withdrawal, or

      .  if distributed under an annuity option are taxed like annuity payments.

   After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows:

      . if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the Contract, or

      . if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

   Thereafter, all annuity payments are fully includible in income.

5. Penalty Tax on Premature Distributions.

   A 10% penalty tax applies to a taxable payment from a Non-Qualified Plan Contract unless:

      .  received on or after you reach age 591/2,

      .  attributable to your disability,

      . made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),


      . made under a Contract purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually, or


      .  made with annuities used with certain structured settlement agreements.

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

6. Aggregation of Contracts.

   The taxable amount of an annuity payment or withdrawal from a Non-Qualified Plan Contract may be determined by combining some or all of the Non-Qualified Plan Contracts owned by an individual. For example, if a person purchases a Contract and also purchases an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons.

   For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. QUALIFIED PLANS

   The Contracts are also available for use in connection with retirement plans which receive favorable treatment under sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans"). Such contracts are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Plan Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the Contract in connection with qualified plans should consult a tax adviser.


   Under the Code, Qualified Plans generally enjoy tax-deferred accumulation of amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a Qualified Plan, you should only consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments and death benefits protection.


   The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (Owners should always consult their tax advisers and retirement plan fiduciaries prior to exercising their loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that the Owner may claim for such contribution, are limited under Qualified Plans. If this Contract is used with a Qualified Plan, the Owner and Annuitant generally are the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any Guarantee Period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

   Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of "Individual Retirement Annuities" ("IRAs"), distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 701/2. An excise tax is imposed for failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.


   If you purchased a Qualified Contract with a GRIB Endorsement and elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB Endorsement.

   A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

      .  received after you reach age 591/2,

      .  received after your death or because of your disability, or

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

   In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

   Qualified Plan Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. Qualified Plan Types.

   We may issue Contracts for the following types of Qualified Plans.

   Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

   Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

   SIMPLE IRAs. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

   Roth IRAs. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

      .  Roth IRA contributions are never deductible,

      .  "qualified distributions" from a Roth IRA are excludable from income,

      .  mandatory distribution rules do not apply before death,




      . a rollover to a Roth IRA must be a "qualified rollover contribution" under the Code,


      .  special eligibility requirements apply, and

      . contributions to a Roth IRA can be made after the Owner has reached age 701/2.

   All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. An individual may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

   Any "qualified distribution," as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 591/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.


   Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. The Code permits corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

   Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the Contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless you also purchase a life insurance contract as part of your tax-sheltered annuity plan.

   Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      . contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      .  earnings on those contributions, and

      . earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.


   These amounts can be paid only if you have reached age 591/2, severed employment, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Code Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Code Section 403(b)(7) custodial account.) Additional restrictions may be imposed by the plan sponsor.


   Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. Direct Rollovers.


   If the Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Code

Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as:

      .  minimum distributions required under Section 401(a)(9) of the Code, and

      . certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

   Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. Federal Income Tax Withholding

   We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the Annuitant notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

                           DISTRIBUTION OF CONTRACTS

   The Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. The agents are also registered representatives of registered broker-dealers who are members of the National Association of Securities Dealers, Inc. Sales commissions may vary, but are not expected to exceed 6.25% of Purchase Payments. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation, to selling broker-dealers. These incentives may be offered to certain licensed broker-dealers that sell or are expected to sell certain minimum amounts during specified time periods. The Contracts are distributed through the principal underwriter for the Separate Account:

                  Investors Brokerage Services, Inc. ("IBS")
                          1600 McConnor Parkway
                          Schaumburg, Illinois, 60196-6801


   IBS is our wholly-owned subsidiary. IBS enters into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options are not available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IBS authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different contract features, charges and investment options.


                                 VOTING RIGHTS

   Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote.

   A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

   Owners have voting rights in a Portfolio based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the Annuitant entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants' voting rights decrease as Annuity Units decrease.

                   REPORTS TO CONTRACT OWNERS AND INQUIRIES


   After each Contract anniversary, we send you a statement showing amounts credited to each Subaccount, to the Fixed Account Option and to the Guarantee Period Value. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Portfolios that correspond to the Subaccounts in which you invest and a list of the securities held by that Portfolio. In addition, we calculate for you the portion of a total amount that must be invested in a selected Guarantee Period so that the portion grows to equal the original total amount at the expiration of the Guarantee Period.


   You may direct inquiries to the selling agent or may call 1-800-621-5001 or write to Kemper Investors Life Insurance Company, Customer Service, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

                             DOLLAR COST AVERAGING

   Under our Dollar Cost Averaging program, a predesignated portion of Subaccount Value is automatically transferred monthly, quarterly, semiannually or annually for a specified duration to other Subaccounts, Guarantee Periods and the Fixed Account. The DCA theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase of the selected Subaccounts. There is no guarantee that DCA will produce that result. There is currently no charge for this service. The Dollar Cost Averaging program is available only during the Accumulation Period. You may also elect transfers from the Fixed Account on a monthly or quarterly basis for a minimum duration of one year. You may enroll any time by completing our Dollar Cost Averaging form. Transfers are made based on the date you specify. We must receive the enrollment form at least five (5) business days before the transfer date.

   If you participate in the Dollar Cost Averaging program, you may allocate all or a portion of the initial Purchase Payment to the Scudder Money Market Subaccount #2. This is the only Subaccount with no deduction for the 1.40% charge for mortality and expense risks and administrative costs. You must transfer all Subaccount Value out of Scudder Money Market Subaccount #2 within one year from the initial Purchase Payment. If you terminate Dollar Cost Averaging or do not deplete all Subaccount Value in Scudder Money Market Subaccount #2 within one year, we automatically transfer any remaining Subaccount Value to Scudder Money Market Subaccount #1.

   The minimum transfer amount is $100 per Subaccount, Guarantee Period or Fixed Account. The total Contract Value in an account at the time Dollar Cost Averaging is elected must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

   Dollar Cost Averaging ends if:

      .  the number of designated monthly transfers has been completed,

      . Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

      . we receive the Owner's written termination at least five (5) business days before the next transfer date, or

      .  the Contract is surrendered or annuitized.

   If the Fixed Account balance is at least $10,000, you may elect automatic calendar quarter transfers of interest accrued in the Fixed Account to one or more of the Subaccounts or Guarantee Periods. You may enroll in this program any time by completing our Dollar Cost Averaging form. Transfers are made within five business days of the end of the calendar quarter. We must receive the enrollment form at least ten (10) days before the end of the calendar quarter.

   Dollar Cost Averaging is not available during the Annuity Period.

                          SYSTEMATIC WITHDRAWAL PLAN

   We offer a Systematic Withdrawal Plan ("SWP") allowing you to pre-authorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts, or amounts based on your life expectancy, from the Fixed Account, or from any of the Subaccounts or Guarantee Periods on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. A market value adjustment applies to any withdrawals under the SWP from a Guarantee Period, unless effected within 30 days after the Guarantee Period ends. SWP withdrawals from the Fixed Account are not available in the first Contract Year and are limited to the amount not subject to Withdrawal Charges. If the amounts distributed under the SWP from the Subaccounts or Guarantee Periods exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days' notice if we amend the SWP. The SWP may be terminated at any time by you or us.

                                    EXPERTS




   The consolidated balance sheets of KILICO as of December 31, 2002 and 2001, and the related consolidated statements of operations, comprehensive income
(loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002, are incorporated in this Prospectus by reference to the Statement of Additional Information. The statements of assets, liabilities and contract owners' equity of the KILICO Variable Annuity Separate Account as of December 31, 2002, and the related statements of operations and changes in contract owners' equity for the periods indicated, are incorporated in this Prospectus by reference to the Statement of Additional Information. Both documents have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                 LEGAL MATTERS

   Legal matters with respect to our organization, our authority to issue annuity contracts and the validity of the Contract have been passed upon by Frank Julian, Senior Vice President and Associate General Counsel. Jorden Burt LLP, Washington, D.C., has advised us on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts.

                            SPECIAL CONSIDERATIONS

   We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. We will notify you in writing of these amendments.

   Your rights under a Contract may be assigned as provided by law. An assignment will not be binding upon us until we receive a written copy of the assignment. You are solely responsible for the validity or effect of any assignment. You, therefore, should consult a qualified tax adviser regarding the tax consequences, as an assignment may be a taxable event.

                             AVAILABLE INFORMATION

   We are subject to the informational requirements of the Securities Exchange Act of 1934 and file reports and other information with the SEC. These reports and other information can be inspected and copied at the SEC's public reference facilities at Room 1024, 450 Fifth Street, N.W., Washington, D.C. and 500 West Madison, Suite 1400, Northwestern Atrium Center, Chicago, Illinois. Copies also can be obtained from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates.

   We have filed registration statements (the "Registration Statements") relating to the Contracts with the SEC under the Securities Act of 1933. This Prospectus has been filed as part of the Registration Statements and does not contain all of the information set forth in the Registration Statements. These Registration Statements contain further information about us and the Contracts. The Registration Statements may be inspected and copied, and copies can be obtained at prescribed rates, as mentioned above.

                               LEGAL PROCEEDINGS

   KILICO has been named as defendant in certain lawsuits incidental to our insurance business. Based upon the advice of legal counsel, our management believes that the resolution of these various lawsuits will not result in any material adverse effect on our consolidated financial position.

            TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION


   The Statement of Additional Information, Table of Contents is: Services to the Separate Account; Performance Information of Subaccounts; State Regulation; Experts; Financial Statements; Report of Independent Accountants; Financial Statements of the Separate Account; Report of Independent Accountants; Financial Statements of KILICO; Appendix A State Premium Tax Chart. Please read the Statement of Additional Information in conjunction with this Prospectus.


                             FINANCIAL STATEMENTS

   The financial statements of KILICO and the Separate Account are set forth in the Statement of Additional Information. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contracts. The Contracts are not entitled to participate in our earnings, dividends or surplus.



                   CONTRACTS ISSUED BEFORE NOVEMBER 12, 2001

Guaranteed Retirement Income Benefit: General


   Guaranteed Retirement Income Benefit ("GRIB") was an optional Contract benefit available under Contracts issued before November 12, 2001. GRIB is not offered on Contracts issued on or after November 12, 2001. We reserve the right to begin offering GRIB at any time.


   GRIB provides a minimum fixed annuity guaranteed lifetime income to the Annuitant as described below. GRIB may be exercised only within thirty days after the seventh or later Contract anniversary. In addition, GRIB must be exercised between the Annuitant's 60th and 91st birthdays. However, if the Annuitant is age 44 or younger on the Date of Issue, GRIB may be exercised after the Contract's 15th Anniversary, even though the Annuitant is not yet 60 years old. GRIB may not be appropriate for Annuitants age 80 and older. State premium taxes may be assessed when you exercise GRIB.


   If you elected GRIB, the charge is 0.25% of Contract Value. We deduct a pro rata portion of the charge on the last business day of each calendar quarter. The quarterly charge is deducted pro rata from the investment options in which you have an interest. We discontinue deducting the GRIB charge after the Annuitant's 91st birthday. The GRIB charge is in addition to the Contract fees and expenses appearing in the "Summary of Expenses". GRIB may be discontinued after the seventh Contract anniversary by written notice to us. Once discontinued, GRIB may not be elected again.



   GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under this optional benefit.

Annuity Payments with GRIB

   Annuity payments are based on the greater of:

      . the income provided by applying the GRIB base to the guaranteed annuity factors, and

      . the income provided by applying the Contract Value to the current annuity factors.

   The GRIB base is the greatest of:

      .  Contract Value,

      . Purchase Payments minus previous withdrawals, accumulated at 5.00% interest per year to the earlier of the Annuitant's age 80 or the GRIB exercise date plus Purchase Payments minus all withdrawals from age 80 to the GRIB exercise date, and

      .  the greatest anniversary value before the exercise date.

   The greatest anniversary value equals:

      . the highest of the Contract Values on each Contract anniversary prior to the Annuitant's age 81, plus

      . the dollar amount of any Purchase Payments made since that anniversary, minus

      .  withdrawals since that anniversary.

   The guaranteed annuity factors are based on the 1983a table projected using projection scale G, with interest at 2.5% (the "Annuity 2000" table). However, if GRIB is exercised on or after the 10th Contract anniversary, interest at 3.5% is assumed. Contracts issued in the state of Montana or in connection with certain employer sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.

   Because GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

   GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, but the age of the older Annuitant is used to determine the GRIB base.

   If you elect GRIB payable for the life of a single Annuitant, you may elect a period certain of 5, 10, 15, or 20 years. If the Annuitant dies before GRIB has been paid for the period elected, the remaining GRIB payments are paid as they fall due to the Beneficiary, if the Beneficiary is a natural person. If the Beneficiary is not a natural person, the remaining payments may be commuted at a minimum 2.5% interest rate and paid in a lump sum.

   If you elect GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years. If both Annuitants die before GRIB has been paid for 25 years, the remaining GRIB payments are paid as they fall due to the Beneficiary, if the Beneficiary is a natural person. If the Beneficiary is not a natural person, the remaining payments may be commuted at a minimum 2.5% interest rate and paid in a lump sum.

   GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

Commutable Annuitization Option

   If you purchased your Contract on or after May 1, 2000, and you exercise the GRIB option to receive guaranteed benefits, you may elect to have payments made under a commutable annuitization option. Under the commutable annuitization option, partial lump sum payments are permitted, subject to the following requirements:


      . At the time you exercise the GRIB option, you must elect the commutable annuitization option in order to be eligible for the lump sum payments.

      . Lump sum payments are available only during the period certain applicable under the payout option you elected. For example, lump sum payments can be elected only during the 5, 10, 15, or 20 year certain period that applies to the payout.



      . Lump sum payments are available once in each calendar year and may not be elected until one year after annuitization has started.



      . The Annuitant may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the Annuitant will begin receiving the original annuitization payment amount again.



      . Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Plan Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.



      . In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate (3.5% if GRIB was exercised on or after the 10th Contract anniversary; 2.5% if exercised before that date) plus an interest rate adjustment. The interest rate adjustment is equal to the following:

                    Number of years remaining Interest rate
                       in the period certain   Adjustment
                    ------------------------- -------------
                       15 or more years......     1.00%
                       10-14 years...........     1.50%
                       less than 10 years....     2.00%

Effect of Death of Owner or Annuitant on GRIB

   The GRIB terminates upon the death of the Owner or the Annuitant (if the Owner is not a natural person) unless the Owner's or Annuitant's surviving spouse elects to continue the Contract as described in "Guaranteed Death Benefit" on pages 27-28 above. A spouse may continue only a Non-Qualified Contract or an Individual Retirement Annuity.


   If the spouse elects to continue the Contract as the new Owner and receive any increase in Contract Value attributable to the Death Benefit, the GRIB is modified as follows:


          The GRIB base is calculated from the time the election to continue the Contract is made. GRIB may not be exercised or canceled prior to the seventh Contract Year anniversary date following the spouse's election to continue the Contract. However, we will waive all other age restrictions that would apply to exercising GRIB. The spouse may also elect to discontinue GRIB within 30 days of the date the election to continue the Contract is made.


   If the spouse elects to continue the Contract without receiving any increase in Contract Value attributable to the Death Benefit, all rights, benefits and charges under the Contract, including the GRIB charge and the right to exercise GRIB based on the existing exercise period, will continue unchanged.


                      ANNUAL REPORTS AND OTHER DOCUMENTS


   KILICO's Annual Report on Form 10-K for the year ended December 31, 2002 is incorporated herein by reference, which means that it is legally a part of this Prospectus.



   After the date of this Prospectus and before we terminate the offering of the securities under this Prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this Prospectus.

   Statements in this Prospectus, or in documents that we file later with the SEC and that legally become a part of this Prospectus, may change or supersede statements in other documents that are legally part of this Prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this Prospectus.



   We file documents and reports under the Securities Exchange Act of 1934, including our annual and quarterly reports on Form 10-K and Form 10-Q, electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000353448. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of the SEC's Public Reference Room, call 1-800-SEC-0330.



   If you have received a copy of this Prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or 1-888-477-9700.

                                  APPENDIX A

                   ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

               Purchase Payment........ $40,000
               Guarantee Period........ 5 Years
               Guaranteed Interest Rate 5% Annual Effective Rate

   The following examples illustrate how the Market Value Adjustment and the Withdrawal Charge may affect the values of a Contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the rate required to be used in the "Summary of Expenses." In these examples, the withdrawal occurs one year after the Date of Issue. The Market Value Adjustment operates in a similar manner for transfers. No Withdrawal Charge applies to transfers.

   The Guarantee Period Value for this $40,000 Purchase Payment is $51,051.26 at the end of the five-year Guarantee Period. After one year, when the withdrawals occur in these examples, the Guarantee Period Value is $42,000.00. It is also assumed, for the purposes of these examples, that no prior partial withdrawals or transfers have occurred.

   The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new Contracts with the same Guarantee Period as the time remaining in your Guarantee Period rounded to the next higher number of complete years. One year after the Purchase Payment there would have been four years remaining in your Guarantee Period. These examples also show the Withdrawal Charge (if any) which would be calculated separately after the Market Value Adjustment.

Example of a Downward Market Value Adjustment

   A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment and we are then crediting 6.5% for a four-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:

                         -.0551589* =   [(1 + .05)]/4/
                                        ---------------
                                        [(1 + .065)] -1

   The Market Value Adjustment is a reduction of $2,316.67 from the Guarantee Period Value:

                       -2,316.67 = -.0551589 X 42,000.00

   The Market Adjusted Value would be:

                      $39,683.33 = $42,000.00 - $2,316.67

   A Withdrawal Charge of 6% would be assessed against the Market Adjusted Value in excess of the amount available as a free withdrawal. In this case, there are no prior withdrawals, so 10% of the Market Adjusted Value is not subject to a Withdrawal Charge. The Withdrawal Charge is thus:

                      $2,142.90 = $39,683.33 X .90 X .06

   Thus, the amount payable on a full withdrawal would be:

                      $37,540.43 = $39,683.33 - $2,142.90

   If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be 50% of that of the full withdrawal:

                     - $1,158.34 = - .0551589 X $21,000.00
--------
*Actualcalculation utilizes 10 decimal places.

   The Market Adjusted Value would be:

                      $19,841.66 = $21,000.00 - $1,158.34

   The Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value as there are no prior withdrawals:

                $952.39 = ($19,841.46 - .10 X $39,683.33) X .06


   Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal would be:



                       $18,889.07 = $19,841.46 - $952.39


Example of an Upward Market Value Adjustment

   An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year later and we are then crediting 4% for a four-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:

                          +.0390198 =    (1 + .05)/4/
                                        -------------
                                        (1 + .04) -1

   The Market Value Adjustment is an increase of $1638.83 to the Guarantee Period Value:

                       $1,638.83 = $42,000.00 X .0390198

   The Market Adjusted Value would be:

                      $43,638.33 = $42,000.00 + $1,638.83

   A Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value, as there were no prior withdrawals:

                      $2,356.47 = $43,638.33 X .90 X .06

   Thus, the amount payable on withdrawal would be:

                      $41,281.85 = $43,638.33 - $2,356.47

   If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be:

                        $819.42 = $21,000.00 X .0390198

   The Market Adjusted Value of $21,000.00 would be:

                       $21,819.42 = $21,000.00 + $819.42

   The Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value as there are no prior withdrawals:

               $1,047.34 = ($21,819.42 - .1 X $43,638.33) X .06

   Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal would be:

                      $20,772.08 = $21,819.42 - $1,047.34

   Actual Market Value Adjustment may have a greater or lesser impact than that shown in the Examples, depending on the actual change in interest crediting rates and the timing of the withdrawal or transfer in relation to the time remaining in the Guarantee Period.

                                  APPENDIX B

  KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED AND VARIABLE ANNUITY
               IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

   This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRAs). Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service.

A. REVOCATION

   Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, wire Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801, or call 1-800-621-5001.

B. STATUTORY REQUIREMENTS

   This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

   1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

   2. The Contract must be nontransferable by the owner.

   3. The Contract must have flexible premiums.

   4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 701/2 (the required beginning date)(see "Required Distributions"). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 701/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

   If you die before your entire interest in your Contract is distributed, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

   5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

   6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

   1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA or to a SIMPLE Individual Retirement Account under
Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

   2. You must complete the transfer by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

   3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

   4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

   5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

   6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAs


   1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $3,000 for 2002 through 2004, $4,000 for 2005 through 2007, and $5,000 for 2008. After 2008, the limit is indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $500 for 2002 through 2005, and $1,000 for 2006 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance are compensation.


   2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $6,000 for the year.

   3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

      a. the maximum annual contribution, or

      b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

   The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

   4. If either you or your spouse is an active participant in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Joint Returns


           Taxable year beginning in:               Phase-out range
           --------------------------               ----------------
           2003.................................... $60,000-$ 70,000
           2004.................................... $65,000-$ 75,000
           2005.................................... $70,000-$ 80,000
           2006.................................... $75,000-$ 85,000
           2007 and thereafter..................... $80,000-$100,000


Single Taxpayers


            Taxable year beginning in:               Phase-out range
            --------------------------               ---------------
            2003.................................... $40,000-$50,000
            2004.................................... $45,000-$55,000
            2005 and thereafter..................... $50,000-$60,000


   The phase-out range for married individuals filing separately is $0--$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $150,000 and $160,000.

   5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

   6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 701/2 or thereafter.

E. SEP IRAs

   1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $40,000 (indexed for cost-of-living increases beginning after 2002) or 25% of compensation.

   2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAs

   1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.


   2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After 2005, the limit is indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a nonelective contribution equal to 2 percent of your compensation for the year (up to $200,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.


   3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.


   4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

   1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

   2. In general, taxable distributions are included in your gross income in the year you receive them.

   3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

   4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

   You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 701/2 (your 701/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 701/2 until April 1 of the following year (i.e., the required beginning date).


   Annuity payments which begin by April 1 of the year following your 701/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint life expectancy.


   The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

   If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

   If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAs

   1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. (Except as otherwise indicated, references herein to an "IRA" are to an "individual retirement plan," within the meaning of Section 7701(a)(37) of the Code, other than a Roth IRA.) Roth IRAs are treated the same as other IRAs, except as described here.

   2. We will apply to the IRS for opinion letters approving annuities as Roth IRAs. Such approval will be a determination only as to the form of the annuity, and will not represent a determination of the merits of the annuity.

   3. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract after we obtain approval of the endorsement from the IRS and your state insurance department. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

   4. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs

   1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 701/2.


   2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).


   The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

      (a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the "applicable dollar amount," bears to

      (b) $15,000 (or $10,000 if you are married).

   For this purpose, "adjusted gross income" is determined in accordance with
Section 219(g)(3) of the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

   A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs

   1. Rollovers and Transfers--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

   You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

   The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

   2. Taxation of Rollovers and Transfers to Roth IRAs--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

   In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. If such a rollover or transfer occurs before January 1, 1999, any portion of the amount rolled over or transferred which is required to be included in gross income will be so included ratably over the 4-taxable year period beginning with the taxable year in which the rollover or transfer is made.

   Pending legislation may modify these rules retroactively to January 1, 1998.

   3. Transfers of Excess IRA Contributions to Roth IRAs--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

   4. Taxation of Conversions of IRAs to Roth IRAs--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

   A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

   UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NONQUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

   5. Separate Roth IRAs--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.


L. INCOME TAX CONSEQUENCES OF ROTH IRAs


   1. Qualified Distributions--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 591/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (i.e., a qualified first-time homebuyer distribution under Section 72(t)(2)(F) of the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

   2. Nonqualified Distributions--A distribution from a Roth IRA which is not a qualified distribution is taxed under Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

   An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 591/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

   1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it.

   2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

   There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 591/2. However, the tax on premature distributions does not apply generally:

   1. To amounts that are rolled over or transferred tax free;

   2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

   3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

   4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING

   Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

   If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note:
This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

   We will provide you with any reports required by the Internal Revenue
Service.

R. ESTATE TAX

   Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

   1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

              End of Lump Sum Termination At  Lump Sum Termination
               Year   Value of Contract*  Age  Value of Contract*
               ----  -------------------- --- --------------------
                1                         60
                2                         65
                3                         70
                4
                5

--------
*  Includes applicable withdrawal charges as described in Item T below.

   2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

              End of Lump Sum Termination At  Lump Sum Termination
               Year   Value of Contract*  Age  Value of Contract*
               ----  -------------------- --- --------------------
                1                         60
                2                         65
                3                         70
                4
                5

--------
*  Includes applicable withdrawal charges as described in Item T below.

T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

   1. If on the enrollment application you indicated an allocation to a Subaccount, this Contract will be assessed a daily charge of an amount which will equal an aggregate of 1.40% per annum.

   2. An annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account, Fixed Account and Guarantee Periods.

   3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the Purchase Payments (in a given Contract Year) were received by KILICO; under 1 year, 7%; over 1 to 2 years, 6%; over 2 to 3 years, 5%; over 3 to 4 years, 5%; over 4 to 5 years, 4%; over 5 to 6 years, 3%; over 6 to 7 years, 2%; over 7 years and thereafter, 0%.

   4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "Accumulation Unit Value."

   5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

  End of Termination End of Termination End of Termination End of Termination
   Year    Values*    Year    Values*    Year    Values*    Year    Values*
  ------ ----------- ------ ----------- ------ ----------- ------ -----------
    1    $   937.00    14   $16,798.32    27   $40,421.63    40   $ 75,113.26
    2      1,913.00    15    18,310.91    28    42,642.92    41     78,375.30
    3      2,928.90    16    19,868.88    29    44,930.85    42     81,735.20
    4      3,976.63    17    21,473.59    30    47,287.42    43     85,195.89
    5      5,066.14    18    23,126.44    31    49,714.68    44     88,760.41
    6      6,198.41    19    24,828.87    32    52,214.76    45     92,431.86
    7      7,374.46    20    26,582.37    33    54,789.84    46     96,213.46
    8      8,604.34    21    28,388.49    34    57,442.18    47    100,108.50
    9      9,871.11    22    30,248.78    35    60,174.08    48    104,120.40
    10    11,175.88    23    32,164.88    36    62,987.94    49    108,252.65
    11    12,519.80    24    34,138.47    37    65,886.22    50    112,508.87
    12    13,904.03    25    36,171.26    38    68,871.45
    13    15,329.79    26    38,265.04    39    71,946.23

     GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY
  COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR.
  (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)
  End of Termination End of Termination End of Termination End of Termination
   Year    Values*    Year    Values*    Year    Values*    Year    Values*
  ------ ----------- ------ ----------- ------ ----------- ------ -----------
    1    $      937    14   $    1,000    27   $    1,000    40   $     1,000
    2           946    15        1,000    28        1,000    41         1,000
    3           955    16        1,000    29        1,000    42         1,000
    4           955    17        1,000    30        1,000    43         1,000
    5           964    18        1,000    31        1,000    44         1,000
    6           973    19        1,000    32        1,000    45         1,000
    7           982    20        1,000    33        1,000    46         1,000
    8         1,000    21        1,000    34        1,000    47         1,000
    9         1,000    22        1,000    35        1,000    48         1,000
    10        1,000    23        1,000    36        1,000    49         1,000
    11        1,000    24        1,000    37        1,000    50         1,000
    12        1,000    25        1,000    38        1,000
    13        1,000    26        1,000    39        1,000

--------
*  Includes applicable withdrawal charges.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2003

              INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET VALUE
                       ADJUSTED DEFERRED ANNUITY CONTRACTS

                              SCUDDER DESTINATIONS

                                    Issued By

                     KEMPER INVESTORS LIFE INSURANCE COMPANY

                                       and

                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

      HOME OFFICE: 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801
                                 (847) 874-4000

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2003. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing or calling the address or telephone number listed above.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Services to the Separate Account .........................................    1
Performance Information of Subaccounts ...................................    1
State Regulation .........................................................   22
Experts ..................................................................   22
Financial Statements .....................................................   22
Report of Independent Accountants ........................................   23
Financial Statements of the Separate Account .............................   24
Report of Independent Accountants ........................................   58
Financial Statements of KILICO ...........................................   59

Appendix A State Premium Tax Chart .......................................  A-1

                        SERVICES TO THE SEPARATE ACCOUNT

Kemper Investors Life Insurance Company ("KILICO") maintains the books and records of the KILICO Variable Annuity Separate Account (the "Separate Account"). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by KILICO.

The independent accountants for the Separate Account are PricewaterhouseCoopers LLP, Chicago, Illinois, for the years ended December 31, 2002, 2001 and 2000. The firm performed the annual audit of the financial statements of the Separate Account and KILICO for the years ended December 31, 2002, 2001 and 2000.

The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. ("IBS"), a wholly-owned subsidiary of KILICO, which enters into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.

KILICO pays commissions to the seller which may vary but are not anticipated to exceed in the aggregate an amount equal to six and one-quarter percent (6.25%) of Purchase Payments. During 2002, 2001 and 2000, KILICO paid gross commissions of approximately $46.0 million, $131.4 million and $54.3 million, respectively, to licensed insurance agents.

                     PERFORMANCE INFORMATION OF SUBACCOUNTS

As described in the Prospectus, a Subaccount's historical performance may be shown in the form of standardized "average annual total return" and nonstandardized "total return" calculations in the case of all Subaccounts; "yield" information may be provided in the case of the Scudder Fixed Income (formerly Investment Grade Bond Subaccount); the Government Securities Subaccount, and the Scudder High Income (formerly Scudder High Yield) Subaccount; and "yield" and "effective yield" information may be provided in the case of the Scudder Money Market Subaccount. These various measures of performance are described below.

A Subaccount's standardized average annual total return quotation is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The standardized average annual total return for a Subaccount for a specific period is found by first taking a hypothetical $1,000 investment in each of the Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of the applicable Withdrawal Charge that may be imposed at the end of the period as well as all other recurring charges and fees applicable under the Contract to all Contract Owner accounts. Premium taxes are not included in the term charges. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. Standardized average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of a Subaccount over the applicable period.

No standard formula has been prescribed for calculating nonstandardized total return performance. Nonstandardized total return performance for a specific period is calculated by first taking an investment (assumed to be $40,000 below) in each Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment") and computing the ending value ("ending value") of that investment at the end of the period. The ending value does not include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period or the effect of the Records Maintenance Charge, and thus may be higher than if such charges were deducted. Premium taxes and Records Maintenance Charges are not included in the term charges. The nonstandardized total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. An assumed investment of $40,000 was chosen because that approximates the size of a typical account. Both annualized and nonannualized (cumulative) nonstandardized total return figures may be provided. Annualized nonstandardized total return figures represent the average annual percentage charge in the value of a Subaccount over the applicable period while nonannualized (cumulative) figures represent the actual percentage change over the applicable period.

Standardized average annual total return quotations will be current to the last day of the calendar quarter and nonstandardized total return quotations will be current to the last day of the calendar month preceding the date on which an advertisement is submitted for publication. Standardized average annual total return will cover periods of one, three, five and ten years, if applicable, and a period covering the time the underlying Portfolio has been held in a Subaccount (life of Subaccount). Nonstandardized total return may cover periods of one, three, five and ten years, if applicable, and a period covering the time the underlying Portfolio held in a Subaccount has been in existence (life of Portfolio). For those underlying Portfolios which have not been held as Subaccounts within the Separate Account for one of the quoted periods, the nonstandardized total return quotations will show the investment performance such underlying Portfolios would have achieved (reduced by the applicable charges) had they been held as Subaccounts within the Separate Account for the period quoted.

Performance information will be shown for periods from April 6, 1982 (inception) for the Scudder High Income (formerly Scudder High Yield) Subaccount, Scudder Money Market Subaccount and Scudder Total Return Subaccount, and for periods from December 9, 1983 (inception) for the Scudder Growth Subaccount. This performance information is stated to reflect that the Separate Account was reorganized on November 3, 1989 as a unit investment trust with Subaccounts investing in corresponding Portfolios of the Fund. In addition, on that date the Scudder Government Securities Subaccount was added to the Separate Account to invest in the Fund's Government Securities Portfolio. For the Scudder Government Securities Subaccount, performance figures will reflect investment experience as if the Scudder Government Securities Subaccount had been available under the Contracts since September 3, 1987, the inception date of the Scudder Government Securities Portfolio.

The yield for the Scudder Government Securities Subaccount, the Scudder High Income (formerly Scudder High Yield) Subaccount, the Scudder Fixed Income (formerly Scudder Investment Grade Bond) Subaccount and the Scudder Strategic Income Subaccount, is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The yields for the Scudder Government Securities Subaccount, the Scudder High Income (formerly Scudder High Yield) Subaccount, the Scudder Fixed Income (formerly Scudder Investment Grade
Bond) Subaccount and the Scudder Strategic Income Subaccount, based upon the one month period ended March 31, 2003, were 0.68%, 7.84%, 2.57% and 2.66%, respectively. The yield quotation is computed by dividing the net investment income per unit earned during the specified one month or 30-day period by the Accumulation unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:

                             YIELD = 2[(a-b +1)6-1]
                                        ---
                                        cd

a = net dividends and interest earned during the period by the Fund attributable to the Subaccount

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of Accumulation Units outstanding during the period

d = the Accumulation Unit value per unit on the last day of the period

The yield of each Subaccount reflects the deduction of all recurring fees and charges applicable to each Subaccount, but does not reflect the deduction of Withdrawal Charges or premium taxes.

The Scudder Money Market Subaccount's yield is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and computed as follows: the net change in the Accumulation Unit value during the period is divided by the Accumulation Unit value at the beginning of the period ("base period return") and the result is divided by 7 and multiplied by 365 and the current yield figure carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of the Separate Account's portfolio are not included in the calculation. The Scudder Money Market #1 and #2 Subaccounts' yields for the seven-day period ended March 31, 2003 were 0.60% and 0.79%, respectively, and average portfolio maturity was 58 days.

The Scudder Money Market Subaccount's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)/365/7/-1. The Scudder Money Market #1 and #2 Subaccounts' effective yields for the seven-day period ended March 31, 2003 were 0.60% and 0.70%, respectively.

In computing yield, the Separate Account follows certain standard accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with the accounting practices that the Separate Account uses in the preparation of its annual and semi-annual financial statements.

A Subaccount's performance quotations are based upon historical earnings and are not necessarily representative of future performance. The Subaccount's units are sold at Accumulation Unit value. Performance figures and Accumulation Unit value will fluctuate. Factors affecting a Subaccount's performance include general market conditions, operating expenses and investment management. Units of a Subaccount are redeemable at Accumulation Unit value, which may be more or less than original cost. The standardized performance figures include the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge. Redemptions within the first seven years after purchase may be subject to a Withdrawal Charge that ranges from 7% the first year to 0% after seven years. Yield, effective yield and nonstandardized total return do not reflect the effect of the Withdrawal Charge or premium taxes that may be imposed upon the redemption of units. In addition, nonstandardized total return figures do not include the effect of the Records Maintenance Charge. Thus, yield, effective yield and nonstandardized total return figures may be higher than if these charges were deducted. Standardized average annual total return reflects the effect of the applicable Withdrawal Charge (but not premium tax) that may be imposed at the end of the period in question.

The Subaccounts may also provide comparative information on an annualized or nonannualized (cumulative) basis with regard to various indexes described in the Prospectus. In addition, the Subaccounts may provide performance analysis rankings of Lipper Analytical Services, Inc., the VARDS Report, Morningstar, Inc., Ibbotson Associates or Micropal. From time to time, the Separate Account may quote information from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA today, Institutional Investor, National Underwriter, Selling Life Insurance, Broker World, Registered Representative, Investment Advisor and VARDS.

The following tables include standardized average annual total return and nonstandardized total return quotations for various periods as of December 31, 2002.

                               PERFORMANCE FIGURES

                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                           Total Return (1)         Total Return (2)
                                                                                          (Non-Standardized)         (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                          Inception       Year-To-Date %    Ending     Cumulative %     Annualized %   Annualized %
                                            Date            Return (3)     Value (4)      Return           Return         Return
------------------------------------------------------------------------------------------------------------------------------------
     Alger American Balanced Subaccount                     -13.50%
                     Life of Subaccount     11/01/1999                      35,429        -11.43%           -3.76%          -5.22%
                      Life of Portfolio     09/05/1989                     103,669        159.17%            7.41%             N/A
                              Ten Years                                     86,611        116.53%            8.03%             N/A
                             Five Years                                     53,034         32.59%            5.80%             N/A
                            Three Years                                     32,089        -19.78%           -7.08%          -8.57%
                               One Year                                     34,600        -13.50%          -13.50%         -19.01%
------------------------------------------------------------------------------------------------------------------------------------
Alger American
            Leveraged AllCap Subaccount                     -34.82%
                     Life of Subaccount     11/01/1999                      21,125        -47.19%          -18.26%         -19.53%
                      Life of Portfolio     01/24/1995                      98,268        145.67%           11.99%             N/A
                              Ten Years                                        N/A            N/A              N/A             N/A
                             Five Years                                     43,797          9.49%            1.83%             N/A
                            Three Years                                     16,023        -59.94%          -26.28%         -27.52%
                               One Year                                     26,070        -34.82%          -34.82%         -38.99%
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust-
            Emerging Markets Subaccount                     -12.79%
                     Life of Subaccount     05/01/1998                      25,672        -35.82%           -9.06%          -9.86%
                      Life of Portfolio     12/31/1997                      30,614        -23.47%           -5.21%             N/A
                              Ten Years                                        N/A            N/A              N/A             N/A
                             Five Years                                     30,614        -23.47%           -5.21%             N/A
                            Three Years                                     20,982        -47.55%          -19.35%         -20.68%
                               One Year                                     34,885        -12.79%          -12.79%         -18.34%
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust-Global
        Post-Venture Capital Subaccount                     -35.07%
                     Life of Subaccount     05/01/1998                      21,218        -46.96%          -12.69%         -13.48%
                      Life of Portfolio     09/30/1996                      26,904        -32.74%           -6.14%             N/A
                              Ten Years                                        N/A            N/A              N/A             N/A
                             Five Years                                     24,749        -38.13%           -9.16%             N/A
                            Three Years                                     14,612        -63.47%          -28.51%         -29.72%
                               One Year                                     25,973        -35.07%          -35.07%         -39.22%
------------------------------------------------------------------------------------------------------------------------------------
     Dreyfus IP MidCap Stock Subaccount                     -13.70%
                     Life of Subaccount     11/01/1999                      38,656         -3.36%           -1.07%          -2.56%
                      Life of Portfolio     05/01/1998                      37,024         -7.44%           -1.64%             N/A
                              Ten Years                                        N/A            N/A              N/A             N/A
                             Five Years                                        N/A            N/A              N/A             N/A
                            Three Years                                     35,167        -12.08%           -4.20%          -5.73%
                               One Year                                     34,519        -13.70%          -13.70%         -19.20%
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially
          Responsible Growth Subaccount                     -29.93%
                     Life of Subaccount     05/03/1999                      22,333        -44.17%          -14.70%         -15.86%
                      Life of Portfolio     10/07/1993                      66,151         65.38%            5.60%             N/A
                              Ten Years                                        N/A            N/A              N/A             N/A
                             Five Years                                     30,735        -23.16%           -5.13%             N/A
                            Three Years                                     18,777        -53.06%          -22.28%         -23.57%
                               One Year                                     28,029        -29.93%          -29.93%         -34.40%
------------------------------------------------------------------------------------------------------------------------------------
       INVESCO VIF-Utilities Subaccount                     -21.42%
                     Life of Subaccount     05/01/2001                      21,279        -46.80%          -31.50%         -33.82%
                      Life of Portfolio     01/03/1995                      46,047         15.12%            1.78%             N/A
                              Ten Years                                        N/A            N/A              N/A             N/A
                             Five Years                                     31,624        -20.94%           -4.59%             N/A
                            Three Years                                     21,750        -45.62%          -18.38%             N/A
                               One Year                                     31,430        -21.42%          -21.42%         -26.43%
------------------------------------------------------------------------------------------------------------------------------------
                Janus Growth Subaccount                     -27.53%
                     Life of Subaccount     09/13/1995                      61,863         54.66%            6.15%           6.11%
                      Life of Portfolio     09/14/1993                      65,319         63.30%            5.41%             N/A
                              Ten Years                                        N/A            N/A              N/A             N/A
                             Five Years                                     34,446        -13.88%           -2.95%          -3.72%
                            Three Years                                     18,132        -54.67%          -23.18%         -24.46%
                               One Year                                     28,990        -27.53%          -27.53%         -32.15%
------------------------------------------------------------------------------------------------------------------------------------
       Janus Growth & Income Subaccount                     -22.62%
                     Life of Subaccount     06/01/1998                      45,630         14.08%            2.86%           2.02%
                      Life of Portfolio     05/01/1998                      45,630         14.08%            2.86%           2.02%
                              Ten Years                                        N/A            N/A              N/A             N/A
                             Five Years                                        N/A            N/A              N/A             N/A
                            Three Years                                     22,398        -44.01%          -17.58%         -18.92%
                               One Year                                     30,951        -22.62%          -22.62%         -27.56%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                           Total Return (1)         Total Return (2)
                                                                                          (Non-Standardized)         (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                          Inception       Year-To-Date %    Ending     Cumulative %     Annualized %   Annualized %
                                            Date            Return (3)     Value (4)      Return           Return         Return
------------------------------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Subaccount                      -42.07%
                    Life of Subaccount      05/01/2000                     13,789         -65.53%         -32.91%        -34.18%
                     Life of Portfolio      05/03/1999                     23,489         -41.28%         -13.52%            N/A
                             Ten Years                                        N/A             N/A             N/A            N/A
                            Five Years                                        N/A             N/A             N/A            N/A
                           Three Years                                     13,419         -66.45%         -30.52%            N/A
                              One Year                                     23,174         -42.07%         -42.07%        -45.78%
------------------------------------------------------------------------------------------------------------------------------------
     Scudder Capital Growth Subaccount                      -30.16%
                    Life of Subaccount      05/01/1998                     27,636         -30.91%          -7.61%         -8.42%
                     Life of Portfolio      07/16/1985                    168,135         320.34%           8.57%            N/A
                             Ten Years                                     68,373          70.93%           5.51%            N/A
                            Five Years                                     31,993         -20.02%          -4.37%            N/A
                           Three Years                                     19,740         -50.65%         -20.98%        -22.28%
                              One Year                                     27,934         -30.16%         -30.16%        -34.62%
------------------------------------------------------------------------------------------------------------------------------------
   Scudder Global Discovery Subaccount                      -20.99%
                    Life of Subaccount      05/01/1998                     34,590         -13.52%          -3.06%         -3.89%
                     Life of Portfolio      05/01/1996                     47,775          19.44%           2.70%            N/A
                             Ten Years                                        N/A             N/A             N/A            N/A
                            Five Years                                     41,240           3.10%           0.61%            N/A
                           Three Years                                     21,951         -45.12%         -18.13%        -19.47%
                              One Year                                     31,603         -20.99%         -20.99%        -26.03%
------------------------------------------------------------------------------------------------------------------------------------
    Scudder Growth & Income Subaccount                      -24.19%
                    Life of Subaccount      05/01/1998                     25,141         -37.15%          -9.46%        -10.26%
                     Life of Portfolio      05/02/1994                     59,130          47.83%           4.61%            N/A
                             Ten Years                                        N/A             N/A             N/A            N/A
                            Five Years                                     28,246         -29.39%          -6.72%            N/A
                           Three Years                                     25,611         -35.97%         -13.81%        -15.21%
                              One Year                                     30,324         -24.19%         -24.19%        -29.02%
------------------------------------------------------------------------------------------------------------------------------------
    Scudder Health Sciences Subaccount                      -24.16%
                    Life of Subaccount      05/01/2001                     32,008         -19.98%         -12.51%        -15.44%
                     Life of Portfolio      05/01/2001                     32,008         -19.98%         -12.51%        -15.44%
                             Ten Years                                        N/A             N/A             N/A            N/A
                            Five Years                                        N/A             N/A             N/A            N/A
                           Three Years                                        N/A             N/A             N/A            N/A
                              One Year                                     30,335         -24.16%         -24.16%        -29.00%
------------------------------------------------------------------------------------------------------------------------------------
      Scudder International Subaccount                      -19.49%
                    Life of Subaccount      05/01/1998                     25,792         -35.52%          -8.97%         -9.77%
                     Life of Portfolio      05/01/1987                     70,943          77.36%           3.72%            N/A
                             Ten Years                                     53,530          33.82%           2.96%            N/A
                            Five Years                                     30,189         -24.53%          -5.47%            N/A
                           Three Years                                     16,955         -57.61%         -24.88%        -26.14%
                              One Year                                     32,202         -19.49%         -19.49%        -24.63%
------------------------------------------------------------------------------------------------------------------------------------
  Scudder Aggressive Growth Subaccount                      -31.62%
                    Life of Subaccount      05/03/1999                     27,416         -31.46%          -9.79%        -11.00%
                     Life of Portfolio      05/03/1999                     27,416         -31.46%          -9.79%        -11.00%
                             Ten Years                                        N/A             N/A             N/A            N/A
                            Five Years                                        N/A             N/A             N/A            N/A
                           Three Years                                     19,779         -50.55%         -20.92%        -22.23%
                              One Year                                     27,351         -31.62%         -31.62%        -35.99%
------------------------------------------------------------------------------------------------------------------------------------
          Scudder Blue Chip Subaccount                      -23.19%
                    Life of Subaccount      05/01/1997                     29,848         -25.38%          -6.18%         -7.01%
                     Life of Portfolio      05/01/1997                     35,537         -11.16%          -2.06%            N/A
                             Ten Years                                        N/A             N/A             N/A            N/A
                            Five Years                                     32,150         -19.63%          -4.28%            N/A
                           Three Years                                     23,184         -42.04%         -16.62%        -17.98%
                              One Year                                     30,723         -23.19%         -23.19%        -28.09%
------------------------------------------------------------------------------------------------------------------------------------
   Scudder Contrarian Value Subaccount                      -16.16%
                    Life of Subaccount      05/01/1996                     36,493          -8.77%          -1.98%         -2.83%
                     Life of Portfolio      05/01/1996                     60,129          50.32%           6.30%            N/A
                             Ten Years                                        N/A             N/A             N/A            N/A
                            Five Years                                     40,186           0.46%           0.09%            N/A
                           Three Years                                     38,584          -3.54%          -1.19%         -2.76%
                              One Year                                     33,537         -16.16%         -16.16%        -21.50%
------------------------------------------------------------------------------------------------------------------------------------

                              PERFORMANCE FIGURES
                            (as of December 31, 2002
                      (Standardized and Non-Standardized)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Total Return (1)        Average Annual
                                                                                            (Non-Standardized)      Total Return (2)
                                                                                                                     (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Year-To-
                                                    Inception      Date %     Ending    Cumulative %  Annualized %  Annualized %
                                                       Date      Return (3)  Value (4)     Return        Return        Return
------------------------------------------------------------------------------------------------------------------------------------
 Scudder Fixed Income (formerly Scudder Investment
                            Grade Bond) Subaccount                    6.52%
                                Life of Subaccount   05/01/1996                 48,375        20.94%         4.23%         3.42%
                                 Life of Portfolio   05/01/1996                 54,630        36.57%         4.78%           N/A
                                         Ten Years                                 N/A           N/A           N/A           N/A
                                        Five Years                              49,499        23.75%         4.35%           N/A
                                       Three Years                              48,144        20.36%         6.37%         4.82%
                                          One Year                              42,607         6.52%         6.52%        -0.25%
------------------------------------------------------------------------------------------------------------------------------------
               Scudder Global Blue Chip Subaccount                  -16.93%
                                Life of Subaccount   06/01/1998                 33,358       -16.61%        -3.88%        -4.72%
                                 Life of Portfolio   05/01/1998                 31,996       -20.01%        -4.68%           N/A
                                         Ten Years                                 N/A           N/A           N/A           N/A
                                        Five Years                                 N/A           N/A           N/A           N/A
                                       Three Years                              26,396       -34.01%       -12.94%       -14.35%
                                          One Year                              33,227       -16.93%       -16.93%       -22.23%
------------------------------------------------------------------------------------------------------------------------------------
          Scudder Government Securities Subaccount                    6.56%
                                Life of Subaccount   11/03/1989                 86,851       117.13%         6.07%         6.04%
                                 Life of Portfolio   09/03/1987                 98,834       147.08%         6.08%           N/A
                                         Ten Years                              66,625        66.56%         5.23%         5.20%
                                        Five Years                              51,804        29.51%         5.31%         4.60%
                                       Three Years                              49,427        23.57%         7.31%         5.79%
                                          One Year                              42,624         6.56%         6.56%        -0.21%
------------------------------------------------------------------------------------------------------------------------------------
                         Scudder Growth Subaccount                  -30.38%
                                Life of Subaccount   12/09/1983                 23,295       -41.76%       -11.12%       -11.92%
                                 Life of Portfolio   12/09/1983                159,451       298.63%         7.52%           N/A
                                         Ten Years                              52,788        31.97%         2.81%           N/A
                                        Five Years                              26,133       -34.67%        -8.16%           N/A
                                       Three Years                              17,023       -57.44%       -24.78%       -26.04%
                                          One Year                              27,847       -30.38%       -30.38%       -34.83%
------------------------------------------------------------------------------------------------------------------------------------
 Scudder High Income (formerly Scudder High Yield)
                                    Subaccount (6)                   -1.68%
                                Life of Subaccount   04/06/1982                 34,823       -12.94%        -2.98%        -3.82%
                                 Life of Portfolio   04/06/1982                218,213       445.53%         8.53%           N/A
                                         Ten Years                              59,217        48.04%         4.00%           N/A
                                        Five Years                              36,133        -9.67%        -2.01%           N/A
                                       Three Years                              35,848       -10.38%        -3.59%        -5.12%
                                          One Year                              39,328        -1.68%        -1.68%        -7.93%
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity Subaccount (5)                  -14.68%
                                Life of Subaccount   01/06/1992                 27,175       -32.06%        -8.08%        -8.90%
                                 Life of Portfolio   01/06/1992                 52,503        31.26%         2.51%           N/A
                                         Ten Years                              53,591        33.98%         2.97%           N/A
                                        Five Years                              31,100       -22.25%        -4.91%           N/A
                                       Three Years                              19,945       -50.14%       -20.70%       -22.01%
                                          One Year                              34,129       -14.68%       -14.68%       -20.11%
------------------------------------------------------------------------------------------------------------------------------------
            Scudder Money Market #1 Subaccount (7)                   -0.04%
                                Life of Subaccount   04/06/1982                 45,230        13.07%         2.72%         1.86%
                                 Life of Portfolio   04/06/1982                104,302       160.75%         4.73%           N/A
                                         Ten Years                              53,600        34.00%         2.97%           N/A
                                        Five Years                              45,944        14.86%         2.81%           N/A
                                       Three Years                              42,848         7.12%         2.32%         0.70%
                                          One Year                              39,984        -0.04%        -0.04%        -6.40%
------------------------------------------------------------------------------------------------------------------------------------
               Scudder Small Cap Growth Subaccount                  -34.38%
                                Life of Subaccount   05/02/1994                 24,158       -39.60%       -10.41%       -11.22%
                                 Life of Portfolio   05/02/1994                 55,627        39.07%         3.88%           N/A
                                         Ten Years                                 N/A           N/A           N/A           N/A
                                        Five Years                              25,137       -37.16%        -8.87%           N/A
                                       Three Years                              16,226       -59.44%       -25.97%       -27.21%
                                           One Year                             26,246       -34.38%       -34.38%       -38.58%
------------------------------------------------------------------------------------------------------------------------------------
                Scudder Strategic Income Subaccount                   9.77%
                                 Life of Subaccount   05/01/1997                45,987        14.97%         3.09%         2.24%
                                  Life of Portfolio   05/01/1997                47,744        19.36%         3.17%           N/A
                                          Ten Years                                N/A           N/A           N/A           N/A
                                         Five Years                             46,842        17.10%         3.21%           N/A
                                        Three Years                             46,091        15.23%         4.84%         3.24%
                                           One Year                             43,906         9.77%         9.77%         2.79%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                           Total Return (1)         Total Return (2)
                                                                                          (Non-Standardized)         (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                          Inception       Year-To-Date %    Ending     Cumulative %     Annualized %   Annualized %
                                            Date            Return (3)     Value (4)      Return           Return         Return
------------------------------------------------------------------------------------------------------------------------------------
    Scudder Technology Growth Subaccount                    -36.41%
                      Life of Subaccount    05/03/1999                     23,095         -42.26%          -13.92%        -15.08%
                       Life of Portfolio    05/03/1999                     23,095         -42.26%          -13.92%        -15.08%
                               Ten Years                                      N/A             N/A              N/A            N/A
                              Five Years                                      N/A             N/A              N/A            N/A
                             Three Years                                   13,117         -67.21%          -31.04%        -32.22%
                                One Year                                   25,435         -36.41%          -36.41%        -40.48%
------------------------------------------------------------------------------------------------------------------------------------
         Scudder Total Return Subaccount                    -16.34%
                      Life of Subaccount    04/06/2002                     35,581         -11.05%           -2.52%         -3.36%
                       Life of Portfolio    04/06/1982                    236,935         492.34%            8.96%            N/A
                               Ten Years                                   64,060          60.15%            4.82%            N/A
                              Five Years                                   38,263          -4.34%           -0.88%            N/A
                             Three Years                                   29,759         -25.60%           -9.39%        -10.84%
                                One Year                                   33,462         -16.34%          -16.34%        -21.67%
------------------------------------------------------------------------------------------------------------------------------------
      SVS Davis Venture Value Subaccount                    -16.95%
                      Life of Subaccount    05/01/2001                     31,266         -21.84%          -13.73%        -16.62%
                       Life of Portfolio    05/01/2001                     31,266         -21.84%          -13.73%        -16.62%
                               Ten Years                                      N/A             N/A              N/A            N/A
                              Five Years                                      N/A             N/A              N/A            N/A
                             Three Years                                      N/A             N/A              N/A            N/A
                                One Year                                   33,219         -16.95%          -16.95%        -22.24%
------------------------------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Subaccount                     -9.78%
                      Life of Subaccount    06/01/1998                     39,525          -1.19%           -0.26%         -1.12%
                       Life of Portfolio    05/01/1998                     38,492          -3.77%           -0.82%            N/A
                               Ten Years                                      N/A             N/A              N/A            N/A
                              Five Years                                      N/A             N/A              N/A            N/A
                             Three Years                                   42,426           6.06%            1.98%          0.37%
                                One Year                                   36,090          -9.78%           -9.78%        -15.52%
------------------------------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Subaccount                    -19.17%
                      Life of Subaccount    06/01/1998                     38,376          -4.06%           -0.90%         -1.75%
                       Life of Portfolio    05/01/1998                     37,270          -6.83%           -1.50%            N/A
                               Ten Years                                      N/A             N/A              N/A            N/A
                              Five Years                                      N/A             N/A              N/A            N/A
                             Three Years                                   41,738           4.35%            1.43%         -0.18%
                                One Year                                   32,333         -19.17%          -19.17%        -24.32%
------------------------------------------------------------------------------------------------------------------------------------
   SVS Dreman Small Cap Value Subaccount                    -12.58%
                      Life of Subaccount    05/01/1996                     35,794         -10.52%           -2.39%         -3.24%
                       Life of Portfolio    05/01/1996                     44,783          11.96%            1.71%            N/A
                               Ten Years                                      N/A             N/A              N/A            N/A
                              Five Years                                   36,948          -7.63%           -1.57%            N/A
                             Three Years                                   41,641           4.10%            1.35%         -0.25%
                                One Year                                   34,970         -12.58%          -12.58%        -18.14%
------------------------------------------------------------------------------------------------------------------------------------
SVS Eagle Focused
             Large Cap Growth Subaccount                    -28.98%
                      Life of Subaccount    10/29/1999                     26,610         -33.48%          -12.05%        -13.40%
                       Life of Portfolio    10/29/1999                     26,610         -33.48%          -12.05%        -13.40%
                               Ten Years                                      N/A             N/A              N/A            N/A
                              Five Years                                      N/A             N/A              N/A            N/A
                             Three Years                                   20,875         -47.81%          -19.49%        -20.81%
                                One Year                                   28,408         -28.98%          -28.98%        -33.51%
------------------------------------------------------------------------------------------------------------------------------------
       SVS Focus Value+Growth Subaccount                    -26.91%
                      Life of Subaccount    05/01/1996                     28,947         -27.63%           -6.81%         -7.63%
                       Life of Portfolio    05/01/1996                     44,807          12.02%            1.72%            N/A
                               Ten Years                                      N/A             N/A              N/A            N/A
                              Five Years                                   31,870         -20.32%           -4.44%            N/A
                             Three Years                                   23,401         -41.50%          -16.36%        -17.73%
                                One Year                                   29,234         -26.91%          -26.91%        -31.58%
------------------------------------------------------------------------------------------------------------------------------------
                SVS Index 500 Subaccount                    -23.41%
                      Life of Subaccount    09/01/1999                     25,737         -35.66%          -12.39%        -13.67%
                       Life of Portfolio    09/01/1999                     25,737         -35.66%          -12.39%        -13.67%
                               Ten Years                                      N/A             N/A              N/A            N/A
                              Five Years                                      N/A             N/A              N/A            N/A
                             Three Years                                   23,601         -41.00%          -16.13%        -17.49%
                                One Year                                   30,636         -23.41%          -23.41%        -28.30%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                           Total Return (1)         Total Return (2)
                                                                                          (Non-Standardized)         (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                           Inception      Year-To-Date %    Ending     Cumulative %     Annualized %   Annualized %
                                             Date           Return (3)     Value (4)      Return           Return         Return
------------------------------------------------------------------------------------------------------------------------------------
    SVS INVESCO Dynamic Growth Subaccount                   -31.87%
                       Life of Subaccount    05/01/2001                    23,761         -40.60%          -26.81%        -29.28%
                        Life of Portfolio    05/01/2001                    23,761         -40.60%          -26.81%        -29.28%
                                Ten Years                                     N/A             N/A              N/A            N/A
                               Five Years                                     N/A             N/A              N/A            N/A
                              Three Years                                     N/A             N/A              N/A            N/A
                                 One Year                                  27,254         -31.87%          -31.87%        -36.22%
------------------------------------------------------------------------------------------------------------------------------------
   SVS Janus Growth and Income Subaccount                   -21.65%
                       Life of Subaccount    05/01/2000                    23,586         -41.03%          -17.96%        -19.45%
                        Life of Portfolio    10/29/1999                    27,840         -30.40%          -10.79%            N/A
                                Ten Years                                     N/A             N/A              N/A            N/A
                               Five Years                                     N/A             N/A              N/A            N/A
                              Three Years                                  24,279         -39.30%          -15.33%            N/A
                                 One Year                                  31,338         -21.65%          -21.65%        -26.65%
------------------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Subaccount                   -31.58%
                       Life of Subaccount    05/01/2000                    16,817         -57.96%          -27.73%        -29.07%
                        Life of Portfolio    10/29/1999                    20,896         -47.76%          -18.49%            N/A
                                Ten Years                                     N/A             N/A              N/A            N/A
                               Five Years                                     N/A             N/A              N/A            N/A
                              Three Years                                  17,990         -55.03%          -23.38%            N/A
                                 One Year                                  27,367         -31.58%          -31.58%        -35.95%
------------------------------------------------------------------------------------------------------------------------------------
      SVS Oak Strategic Equity Subaccount                   -40.57%
                       Life of Subaccount    05/01/2001                    17,899         -55.25%          -38.24%        -40.35%
                        Life of Portfolio    05/01/2001                    17,899         -55.25%          -38.24%        -40.35%
                                Ten Years                                     N/A             N/A              N/A            N/A
                               Five Years                                     N/A             N/A              N/A            N/A
                              Three Years                                     N/A             N/A              N/A            N/A
                                 One Year                                  23,771         -40.57%          -40.57%        -44.38%
------------------------------------------------------------------------------------------------------------------------------------
      SVS Turner MidCap Growth Subaccount                   -33.21%
                       Life of Subaccount    05/01/2001                    23,370         -41.57%          -27.54%        -29.98%
                        Life of Portfolio    05/01/2001                    23,370         -41.57%          -27.54%        -29.98%
                                Ten Years                                     N/A             N/A              N/A            N/A
                               Five Years                                     N/A             N/A              N/A            N/A
                              Three Years                                     N/A             N/A              N/A            N/A
                                 One Year                                  26,714         -33.21%          -33.21%        -37.48%
------------------------------------------------------------------------------------------------------------------------------------

The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 1 for additional information.

                           PERFORMANCE FIGURES--NOTES

*  N/A Not Applicable

(1) The Non-Standardized Total Return figures quoted are based on a hypothetical $40,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states.

(2) The Standardized Average Annual Total Return figures quoted are based on a hypothetical $1,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract including the applicable Withdrawal Charge that may be imposed at the end of the quoted period. Premium taxes are not reflected.

(3) The Year to Date percentage return figures quoted are based on the change in unit values.

(4) The Ending Values quoted are based on a $40,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states.

(5) There are special risks associated with investing in non-U.S. companies, including fluctuating foreign currency exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect portfolio securities.

(6) The high yield potential offered by these Subaccounts reflect the substantial risks associated with investments in high-yield bonds.

(7) An investment in the Scudder Money Market Subaccount is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Scudder Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share. Scudder Money Market Subaccount #2 is not shown because it is available only for dollar cost averaging that will deplete your Subaccount Value entirely at least by the end of the first Contribution Year.

The following tables illustrate an assumed $40,000 investment in shares of certain Subaccounts. The ending value does not include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period, and thus may be higher than if such charge were deducted. Each table covers the period from the inception date of each Portfolio to December 31, 2002.

ALGER AMERICAN BALANCED SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1989 .........................................................     $   40,004
1990 .........................................................         39,331
1991 .........................................................         38,834
1992 .........................................................         41,163
1993 .........................................................         43,758
1994 .........................................................         41,313
1995 .........................................................         52,407
1996 .........................................................         56,932
1997 .........................................................         67,272
1998 .........................................................         87,252
1999 .........................................................        111,184
2000 .........................................................        123,924
2001 .........................................................        119,850

2002 .........................................................        103,669


ALGER AMERICAN LEVERAGED ALLCAP SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1995 .........................................................     $   68,826
1996 .........................................................         76,040
1997 .........................................................         89,748
1998 .........................................................        139,696
1999 .........................................................        245,315
2000 .........................................................        181,853
2001 .........................................................        150,772

2002 .........................................................         98,268


CREDIT SUISSE TRUST-EMERGING MARKETS SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1997 .........................................................     $   40,000
1998 .........................................................         32,622
1999 .........................................................         58,362
2000 .........................................................         39,395
2001 .........................................................         35,102

2002 .........................................................         30,614


CREDIT SUISSE TRUST-GLOBAL POST-VENTURE CAPITAL SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1996 .........................................................     $   38,903
1997 .........................................................         43,483

1998 .........................................................         45,675
1999 .........................................................         73,647
2000 .........................................................         58,874
2001 .........................................................         41,434

2002 .........................................................         26,904

DREYFUS IP MIDCAP STOCK SUBACCOUNT


Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1998 .........................................................     $   38,533
1999 .........................................................         42,111
2000 .........................................................         44,970
2001 .........................................................         42,903

2002 .........................................................         37,024


DREYFUS SOCIALLY RESPONSIBLE GROWTH SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1993 .........................................................     $   42,817
1994 .........................................................         42,884
1995 .........................................................         56,987
1996 .........................................................         68,194
1997 .........................................................         86,456
1998 .........................................................        110,385
1999 .........................................................        141,634
2000 .........................................................        123,640
2001 .........................................................         94,405

2002 .........................................................         66,151


INVESCO VIF-UTILITIES SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1995 .........................................................     $   43,021
1996 .........................................................         47,853
1997 .........................................................         58,242
1998 .........................................................         72,076
1999 .........................................................         84,682
2000 .........................................................         87,924
2001 .........................................................         58,602

2002 .........................................................         46,047


JANUS ASPEN GROWTH SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1993 .........................................................     $   41,230
1994 .........................................................         41,785
1995 .........................................................         53,645
1996 .........................................................         62,659
1997 .........................................................         75,123
1998 .........................................................        100,505

1999 .........................................................        142,716
2000 .........................................................        121,426
2001 .........................................................         90,128

2002 .........................................................         65,319


JANUS ASPEN GROWTH AND INCOME SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1998 .........................................................     $   47,478
1999 .........................................................         81,490
2000 .........................................................         69,031
2001 .........................................................         58,972

2002 .........................................................         45,630


SCUDDER 21ST CENTURY GROWTH SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1999 .........................................................     $   70,020
2000 .........................................................         53,455
2001 .........................................................         40,545

2002 .........................................................         23,489


SCUDDER CAPITAL GROWTH SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1985 .........................................................     $   43,878
1986 .........................................................         52,927
1987 .........................................................         51,190
1988 .........................................................         61,634
1989 .........................................................         74,624
1990 .........................................................         68,087
1991 .........................................................         93,734
1992 .........................................................         98,364
1993 .........................................................        117,263
1994 .........................................................        104,465
1995 .........................................................        132,542
1996 .........................................................        157,011
1997 .........................................................        210,213
1998 .........................................................        255,462
1999 .........................................................        340,708
2000 .........................................................        302,732
2001 .........................................................        240,759

2002 .........................................................        168,135


SCUDDER GLOBAL DISCOVERY SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1996 .........................................................     $   41,810
1997 .........................................................         46,339
1998 .........................................................         53,214

1999 ........................................................          87,058
2000 ........................................................          81,316
2001 ........................................................          60,470

2002 ........................................................          47,775


SCUDDER GROWTH AND INCOME SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1994 ........................................................      $   41,578
1995 ........................................................          54,021
1996 ........................................................          65,077
1997 ........................................................          83,736
1998 ........................................................          88,276
1999 ........................................................          92,351
2000 ........................................................          89,162
2001 ........................................................          77,997

2002 ........................................................          59,130


SCUDDER HEALTH SCIENCES SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

2001 ........................................................      $   42,206

2002 ........................................................          32,008


SCUDDER INTERNATIONAL SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1987 ........................................................      $   35,409
1988 ........................................................          40,769
1989 ........................................................          55,419
1990 ........................................................          50,462
1991 ........................................................          55,468
1992 ........................................................          53,012
1993 ........................................................          72,052
1994 ........................................................          70,457
1995 ........................................................          77,210
1996 ........................................................          87,390
1997 ........................................................          93,997
1998 ........................................................         109,837
1999 ........................................................         167,372
2000 ........................................................         129,234
2001 ........................................................          88,122

2002 ........................................................          70,943


SCUDDER AGGRESSIVE GROWTH SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1999 ........................................................      $   55,443

2000 ........................................................          51,965
2001 ........................................................          40,094

2002 ........................................................          27,416

SCUDDER BLUE CHIP SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1997 ........................................................      $   44,215
1998 ........................................................          49,643
1999 ........................................................          61,313
2000 ........................................................          55,726
2001 ........................................................          46,268

2002 ........................................................          35,537

SCUDDER CONTRARIAN VALUE SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1996 ........................................................      $   46,528
1997 ........................................................          59,851
1998 ........................................................          70,398
1999 ........................................................          62,335
2000 ........................................................          71,390
2001 ........................................................          71,716

2002 ........................................................          60,129

SCUDDER GLOBAL BLUE CHIP SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1998 ........................................................      $   38,802
1999 ........................................................          48,485
2000 ........................................................          46,209
2001 ........................................................          38,518

2002 ........................................................          31,996

SCUDDER GOVERNMENT SECURITIES SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1987 ........................................................      $   40,113
1988 ........................................................          40,802
1989 ........................................................          46,076
1990 ........................................................          49,932
1991 ........................................................          56,791
1992 ........................................................          59,338
1993 ........................................................          62,337
1994 ........................................................          59,698
1995 ........................................................          70,167
1996 ........................................................          71,013
1997 ........................................................          76,314
1998 ........................................................          80,552
1999 ........................................................          79,983

2000 ..........................................................        87,499
2001 ..........................................................        92,750

2002 ..........................................................        98,834

SCUDDER GROWTH SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1983 ..........................................................    $   41,162
1984 ..........................................................        45,032
1985 ..........................................................        55,641
1986 ..........................................................        60,009
1987 ..........................................................        60,236
1988 ..........................................................        59,691
1989 ..........................................................        75,587
1990 ..........................................................        75,040
1991 ..........................................................       118,218
1992 ..........................................................       120,823
1993 ..........................................................       136,694
1994 ..........................................................       128,113
1995 ..........................................................       170,566
1996 ..........................................................       203,889
1997 ..........................................................       244,064
1998 ..........................................................       277,058
1999 ..........................................................       374,670
2000 ..........................................................       299,075
2001 ..........................................................       229,041

2002 ..........................................................       159,451

SCUDDER HIGH INCOME (FORMERLY SCUDDER HIGH YIELD) SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  ------

1982 ..........................................................    $   49,485
1983 ..........................................................        56,063
1984 ..........................................................        62,318
1985 ..........................................................        74,896
1986 ..........................................................        87,063
1987 ..........................................................        91,000
1988 ..........................................................       104,083
1989 ..........................................................       101,388
1990 ..........................................................        84,543
1991 ..........................................................       126,809
1992 ..........................................................       147,400
1993 ..........................................................       174,590
1994 ..........................................................       168,495
1995 ..........................................................       195,244
1996 ..........................................................       219,431
1997 ..........................................................       241,567
1998 ..........................................................       241,694
1999 ..........................................................       243,489
2000 ..........................................................       219,287
2001 ..........................................................       221,941

2002 ..........................................................       218,213

SCUDDER INTERNATIONAL SELECT EQUITY SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1992 .........................................................     $   39,188
1993 .........................................................         51,394
1994 .........................................................         48,859
1995 .........................................................         54,742
1996 .........................................................         62,541
1997 .........................................................         67,528
1998 .........................................................         73,273
1999 .........................................................        105,294
2000 .........................................................         82,566
2001 .........................................................         61,535

2002 .........................................................         52,503


SCUDDER FIXED INCOME (FORMERLY SCUDDER INVESTMENT GRADE BOND) SUBACCOUNT

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1996 .........................................................     $   41,050
1997 .........................................................         44,146
1998 .........................................................         46,992
1999 .........................................................         45,388
2000 .........................................................         49,194
2001 .........................................................         51,287

2002 .........................................................         54,630

SCUDDER MONEY MARKET SUBACCOUNT #1

Year
Ended                                                                  Total
12/31                                                                  Value
-----                                                                  -----

1982 .........................................................     $   43,058
1983 .........................................................         46,405
1984 .........................................................         50,672
1985 .........................................................         54,097
1986 .........................................................         56,930
1987 .........................................................         59,890
1988 .........................................................         63,522
1989 .........................................................         68,411
1990 .........................................................         73,006
1991 .........................................................         76,284
1992 .........................................................         77,837
1993 .........................................................         78,986
1994 .........................................................         81,032
1995 .........................................................         84,457
1996 .........................................................         87,474
1997 .........................................................         90,808
1998 .........................................................         94,176
1999 .........................................................         97,369
2000 .........................................................        101,882
2001 .........................................................        104,343

2002 .........................................................        104,302

SCUDDER SMALL CAP GROWTH SUBACCOUNT

Year
Ended                                                                    Total
12/31                                                                    Value
-----                                                                    -----

1994 ..............................................................  $   41,214
1995 ..............................................................      52,896
1996 ..............................................................      66,854
1997 ..............................................................      88,516
1998 ..............................................................     103,332
1999 ..............................................................     137,129
2000 ..............................................................     120,747
2001 ..............................................................      84,777

2002 ..............................................................      55,627


SCUDDER STRATEGIC INCOME SUBACCOUNT

Year
Ended                                                                    Total
12/31                                                                    Value
-----                                                                    -----

1997 ..............................................................  $   40,770
1998 ..............................................................      44,625
1999 ..............................................................      41,434
2000 ..............................................................      41,914
2001 ..............................................................      43,496

2002 ..............................................................      47,744


SCUDDER TECHNOLOGY GROWTH SUBACCOUNT

Year
Ended                                                                    Total
12/31                                                                    Value
-----                                                                    -----

1999 ..............................................................  $   70,429
2000 ..............................................................      54,474
2001 ..............................................................      36,319

2002 ..............................................................      23,095


SCUDDER TOTAL RETURN SUBACCOUNT

Year
Ended                                                                    Total
12/31                                                                    Value
-----                                                                    -----

1982 ..............................................................  $   49,392
1983 ..............................................................      57,378
1984 ..............................................................      53,853
1985 ..............................................................      68,340

1986 ..............................................................      77,673
1987 ..............................................................      77,145
1988 ..............................................................      85,304
1989 ..............................................................     104,439
1990 ..............................................................     108,263
1991 ..............................................................     147,457
1992 ..............................................................     147,945
1993 ..............................................................     163,715
1994 ..............................................................     145,460
1995 ..............................................................     182,305
1996 ..............................................................     209,311
1997 ..............................................................     247,690
1998 ..............................................................     281,266
1999 ..............................................................     318,469
2000 ..............................................................     305,815
2001 ..............................................................     283,224

2002 ..............................................................     236,935

SVS DAVIS VENTURE VALUE SUBACCOUNT

Year
Ended                                                                    Total
12/31                                                                    Value
-----                                                                    -----

2001 ..............................................................  $   37,648

2002 ..............................................................      31,266

SVS DREMAN FINANCIAL SERVICES SUBACCOUNT

Year
Ended                                                                    Total
12/31                                                                    Value
-----                                                                    -----

1998 ..............................................................  $   38,758
1999 ..............................................................      36,291
2000 ..............................................................      45,469
2001 ..............................................................      42,663

2002 ..............................................................      38,492


SVS DREMAN HIGH RETURN EQUITY SUBACCOUNT

Year
Ended                                                                    Total
12/31                                                                    Value
-----                                                                    -----

1998 ..............................................................  $   40,766
1999 ..............................................................      35,717
2000 ..............................................................      45,974
2001 ..............................................................      46,106

2002 ..............................................................      37,270

SVS DREMAN SMALL CAP VALUE SUBACCOUNT

Year
Ended                                                                    Total
12/31                                                                    Value
-----                                                                    -----

1996 ..............................................................  $   40,372
1997 ..............................................................      48,482
1998 ..............................................................      42,434
1999 ..............................................................      43,018
2000 ..............................................................      44,143

2001 .............................................................       51,224
2002 .............................................................       44,783

SVS EAGLE FOCUSED LARGE CAP GROWTH SUBACCOUNT

Year
Ended                                                                   Total
12/31                                                                   Value
-----                                                                ----------
1999 .............................................................   $   50,988
2000 .............................................................       45,746
2001 .............................................................       37,468
2002 .............................................................       26,610

SVS FOCUS VALUE+GROWTH SUBACCOUNT

Year
Ended                                                                   Total
12/31                                                                   Value
-----                                                                ----------
1996 .............................................................   $   45,433
1997 .............................................................       56,237
1998 .............................................................       66,652
1999 .............................................................       76,588
2000 .............................................................       72,583
2001 .............................................................       61,307
2002 .............................................................       44,807

SVS INDEX 500 SUBACCOUNT

Year
Ended                                                                   Total
12/31                                                                   Value
-----                                                                ----------
1999 .............................................................   $   43,620
2000 .............................................................       38,745
2001 .............................................................       33,604
2002 .............................................................       25,737

SVS INVESCO DYNAMIC GROWTH SUBACCOUNT

Year                                                                    Total
Ended                                                                   Value
12/31                                                                ----------
-----
2001 .............................................................   $   34,874
2002 .............................................................       23,761

SVS JANUS GROWTH AND INCOME SUBACCOUNT

Year
Ended                                                                   Total
12/31                                                                   Value
-----                                                                ----------
1999 .............................................................   $   45,865
2000 .............................................................       41,079
2001 .............................................................       35,534
2002 .............................................................       27,840

SVS JANUS GROWTH OPPORTUNITIES SUBACCOUNT

Year

Ended                                                                   Total
12/31                                                                   Value
-----                                                                ----------
1999 ............................................................    $   46,462
2000 ............................................................        40,585
2001 ............................................................        30,541
2002 ............................................................        20,896

SVS OAK STRATEGIC EQUITY SUBACCOUNT

Year
Ended                                                                   Total
12/31                                                                   Value
-----                                                                ----------
2001 ............................................................    $   30,118
2002 ............................................................        17,899

SVS TURNER MID CAP GROWTH SUBACCOUNT

Year
Ended                                                                   Total
12/31                                                                   Value
-----                                                                ----------
2001 ............................................................    $   34,992
2002 ............................................................        23,370

TAX-DEFERRED ACCUMULATION

                                      NON-QUALIFIED
                                         ANNUITY                              CONVENTIONAL
                                 After-tax contributions                      SAVINGS PLAN
                                and tax-deferred earnings                       After-tax
                        -----------------------------------------             contributions
                                                    Taxable Lump               and taxable
                        No Withdrawals             Sum Withdrawal               earnings
                        --------------           ----------------          -----------------
10 Years ..........     $      107,946           $         86,448          $          81,693
20 Years ..........            233,048                    165,137                    133,476
30 Years ..........            503,133                    335,021                    218,082

This chart compares the accumulation of a $50,000 initial investment into a Non-Qualified Annuity and a Conventional Savings Plan. Contributions to the Non-Qualified Annuity and the Conventional Savings Plan are made after-tax. Only the gain in the Non-Qualified Annuity will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 37.1% federal marginal tax rate and an 8% annual return. The 8% return used is for illustrative purposes only, and is not reflective of current market conditions. The 37.1% federal marginal tax is based on a marginal tax rate of 36%, representative of the target market, adjusted to reflect a decrease of $3 of itemized deductions for each $100 of income over $117,950. Tax rates are subject to change as is the tax-deferred treatment of the Contracts. Income on Non-Qualified Annuities is taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "Federal Income Taxes" in the prospectus. The chart does not reflect the following annuity charges and expenses: 1.25% mortality and expense risk; .15% administration charges; 7% maximum deferred withdrawal charge; and $30 annual records maintenance charge. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contracts. [IMPORTANT--THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN].

Unlike savings plans, contributions to Non-Qualified Annuities provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a Non-Qualified Annuity (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                                STATE REGULATION

KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO's books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                     EXPERTS


The consolidated balance sheets of KILICO as of December 31, 2002 and 2001, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002, the statements of assets, liabilities and contract owners' equity of the KILICO Variable Annuity Separate Account as of December 31, 2002, and the related statements of operations and changes in contract owners' equity for the periods indicated, have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                              FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for KILICO and the Separate Account. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.

                       Report of Independent Accountants

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company and
Contract Owners of the Kemper Investors Life Insurance Company
Variable Annuity Separate Account:

In our opinion, the accompanying statements of assets, liabilities and contract owners' equity and the related statements of operations and of changes in contract owners' equity present fairly, in all material respects, the financial position of the subaccounts of the Kemper Investors Life Insurance Company Variable Annuity Separate Account (which includes the following subaccounts:
Alger American Balanced, Alger American Growth, Alger American Leveraged AllCap, Alger American MidCap Growth, Alger American Small Capitalization, American Century VP Income & Growth, American Century VP Value, Credit Suisse Trust Emerging Markets, Credit Suisse Trust Global Post-Venture Capital, Dreyfus Socially Responsible Growth, Dreyfus I.P. Mid Cap Stock, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP II Asset Manager, Fidelity VIP II Contrafund, Fidelity VIP II Index 500, Templeton Developing Markets Securities, ING VP Emerging Markets, ING VP Natural Resources Trust, INVESCO VIF-Utilities, Janus Aspen Aggressive Growth, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen Growth, Janus Aspen Growth and Income, Janus Aspen Worldwide Growth, J.P. Morgan Small Company, PIMCO Foreign Bond, PIMCO Low Duration, Scudder 21st Century Growth, Scudder Bond, Scudder Capital Growth, Scudder Global Discovery, Scudder Growth and Income, Scudder Health Sciences, Scudder International, Scudder Money Market (Scudder Variable Series I), Scudder Aggressive Growth, Scudder Blue Chip, Scudder Contrarian Value, Scudder Global Blue Chip, Scudder Government Securities, Scudder Growth, Scudder High Income, Scudder Horizon 10+, Scudder Horizon 20+, Scudder Horizon 5, Scudder International Select Equity, Scudder Investment Grade Bond, Scudder Money Market (Scudder Variable Series II), Scudder New Europe, Scudder Small Cap Growth, Scudder Strategic Income, Scudder Technology Growth, Scudder Total Return, SVS Davis Venture Value, SVS Dreman Financial Services, SVS Dreman High Return Equity, SVS Dreman Small Cap Value, SVS Eagle Focused Large Cap Growth, SVS Focus Value + Growth, SVS Index 500, SVS INVESCO Dynamic Growth, SVS Janus Growth and Income, SVS Janus Growth Opportunities, SVS Oak Strategic Equity and SVS Turner Mid-Cap Growth) at December 31, 2002 and the results of each of their operations and the changes in each of their contract owners' equity for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Kemper Investors Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of portfolio shares owned at December 31, 2002 with the underlying funds, provide a reasonable basis for our opinion.

Chicago, Illinois


February 24, 2003

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT
OWNERS' EQUITY

DECEMBER 31, 2002
(in thousands)

                                                                        The Alger American Fund
                                          -------------------------------------------------------------------------------------
                                                                                                                 Alger American
                                           Alger American   Alger American    Alger American   Alger American        Small
                                              Balanced          Growth       Leveraged AllCap   MidCap Growth    Capitalization
                                             Subaccount       Subaccount        Subaccount        Subaccount       Subaccount
                                          -------------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio
 funds, at current market value           $        90,038           15,061             48,717            7,528            3,314
Dividends and other receivables                         -                -                  -                -                2
                                          -------------------------------------------------------------------------------------

             Total assets                          90,038           15,061             48,717            7,528            3,316

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                            2                2                  -                2                -
                                          -------------------------------------------------------------------------------------

Contract owners' equity                   $        90,036           15,059             48,717            7,526            3,316
                                          =====================================================================================

Accumulation Period                       $        90,009           15,028             48,717            7,526            3,282
Annuity Period                                         27               31                  -                -               34
                                          -------------------------------------------------------------------------------------

Total Contract Owners' Equity             $        90,036           15,059             48,717            7,526            3,316
                                          =====================================================================================

Units Outstanding                                  10,165              445              9,225              383              174
                                          =====================================================================================

                                           American Century Variable Portfolios,
                                                           Inc.                                Credit Suisse Trust
                                          --------------------------------------    ------------------------------------------
                                           American Century                                                Credit Suisse Trust
                                             VP Income &      American Century      Credit Suisse Trust        Global Post-
                                                Growth            VP Value           Emerging Markets        Venture Capital
                                              Subaccount         Subaccount             Subaccount              Subaccount
                                          --------------------------------------    ------------------------------------------
ASSETS

Investments in underlying portfolio funds,
 at current market value                             14,725               23,974                 19,372                 11,395
Dividends and other receivables                           8                   22                      -                      -
                                          --------------------------------------    ------------------------------------------

             Total assets                            14,733               23,996                 19,372                 11,395

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                              6                   15                     24                      -
                                          --------------------------------------    ------------------------------------------

Contract owners' equity                              14,727               23,981                 19,348                 11,395
                                          ======================================    ==========================================

Accumulation Period                                  14,711               23,945                 19,335                 11,394
Annuity Period                                           16                   36                     13                      1
                                          --------------------------------------    ------------------------------------------

Total Contract Owners' Equity                        14,727               23,981                 19,348                 11,395
                                          ======================================    ==========================================

Units Outstanding                                     2,918                3,642                  2,581                  1,990
                                          ======================================    ==========================================

                                              The Dreyfus
                                                Socially            Dreyfus
                                               Responsible         Investment
                                            Growth Fund, Inc.      Portfolios
                                           -------------------------------------
                                             Dreyfus Socially
                                               Responsible      Dreyfus I.P. Mid
                                                 Growth            Cap Stock
                                               Subaccount          Subaccount
                                           -------------------------------------
ASSETS

Investments in underlying portfolio
 funds, at current market value                        11,680            100,874
Dividends and other receivables                             -                  -
                                           -------------------------------------

             Total assets                              11,680            100,874

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                1                  -
                                           -------------------------------------

Contract owners' equity                                11,679            100,874
                                           =====================================

Accumulation Period                                    11,667            100,757
Annuity Period                                             12                117
                                           -------------------------------------

Total Contract Owners' Equity                          11,679            100,874
                                           =====================================

Units Outstanding                                       1,731             10,438
                                           =====================================

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT
OWNERS' EQUITY

DECEMBER 31, 2002
(in thousands)

                                                     Fidelity Variable Insurance
                                                           Products Fund              Fidelity Variable Insurance Products Fund II
                                                   ---------------------------------------------------------------------------------
                                                     Fidelity VIP   Fidelity VIP  Fidelity VIP II  Fidelity VIP II  Fidelity VIP II
                                                     Equity Income     Growth      Asset Manager     Contrafund        Index 500
                                                      Subaccount     Subaccount     Subaccount       Subaccount        Subaccount
                                                   ---------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                       44,979        53,804            5,884           54,039            97,675
Dividends and other receivables                                  -             -                1               30                 -
                                                   ---------------------------------------------------------------------------------

             Total assets                                   44,979        53,804            5,885           54,069            97,675

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                    45             7                1               15                11
                                                   ---------------------------------------------------------------------------------

Contract owners' equity                                     44,934        53,797            5,884           54,054            97,664
                                                   =================================================================================

Accumulation Period                                         44,861        53,729            5,642           53,953            97,312
Annuity Period                                                  73            68              242              101               352
                                                   ---------------------------------------------------------------------------------

Total Contract Owners' Equity                               44,934        53,797            5,884           54,054            97,664
                                                   =================================================================================

Units Outstanding                                            1,845         1,600              292            2,401               940
                                                   =================================================================================

                                                   Franklin Templeton                                              INVESCO Variable
                                                   Variable Insurance     ING VP Emerging      ING VP Natural     Investment Funds,
                                                     Products Trust     Markets Fund, Inc.    Resources Trust            Inc.
                                                   ------------------   ------------------   ------------------   ------------------
                                                        Templeton
                                                       Developing        ING VP  Emerging      ING VP Natural        INVESCO VIF-
                                                   Markets Securities   Markets Fund, Inc.    Resources Trust          Utilities
                                                       Subaccount           Subaccount           Subaccount           Subaccount
                                                   ------------------   ------------------   ------------------   ------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                              29                5,246                3,033                8,747
Dividends and other receivables                                     -                    3                    -                    -
                                                   ------------------   ------------------   ------------------   ------------------

             Total assets                                          29                5,249                3,033                8,747

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                        -                   13                    -                    -
                                                   ------------------   ------------------   ------------------   ------------------

Contract owners' equity                                            29                5,236                3,033                8,747
                                                   ==================   ==================   ==================   ==================

Accumulation Period                                                29                5,203                3,033                8,747
Annuity Period                                                      -                   33                    -                    -
                                                   ------------------   ------------------   ------------------   ------------------

Total Contract Owners' Equity                                      29                5,236                3,033                8,747
                                                   ==================   ==================   ==================   ==================

Units Outstanding                                                   3                  807                  242                1,638
                                                   ==================   ==================   ==================   ==================

                                                                                   Janus Aspen Series
                                                   ---------------------------------------------------------------------------------
                                                                                                Janus Aspen
                                                       Janus Aspen          Janus Aspen           Capital             Janus Aspen
                                                    Aggressive Growth         Balanced          Appreciation            Growth
                                                        Subaccount           Subaccount          Subaccount           Subaccount
                                                   ---------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                          56,680              141,595                1,356              110,057
Dividends and other receivables                                     -                  223                    -                    3
                                                   ---------------------------------------------------------------------------------

             Total assets                                      56,680              141,818                1,356              110,060

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                       14                    9                    -                   39
                                                   ---------------------------------------------------------------------------------

Contract owners' equity                                        56,666              141,809                1,356              110,021
                                                   =================================================================================

Accumulation Period                                            56,625              140,722                1,356              109,817
Annuity Period                                                     41                1,087                    -                  204
                                                   ---------------------------------------------------------------------------------

Total Contract Owners' Equity                                  56,666              141,809                1,356              110,021
                                                   =================================================================================

Units Outstanding                                               3,312                5,660                  193                9,555
                                                   =================================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT
OWNERS' EQUITY

DECEMBER 31, 2002
(in thousands)

                                                                                              J.P. Morgan
                                                             Janus Aspen Series             Series Trust II
                                                     ----------------------------------     -----------------
                                                       Janus Aspen
                                                        Growth and       Janus Aspen         JP Morgan Small
                                                          Income       Worldwide Growth          Company
                                                        Subaccount        Subaccount           Subaccount
                                                     ----------------------------------     -----------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                       43,037              134,037                 8,264
Dividends and other receivables                                  3                    2                     1
                                                     ----------------------------------     -----------------

             Total assets                                   43,040              134,039                 8,265

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                     -                    8                     -
                                                     ----------------------------------     -----------------

Contract owners' equity                                     43,040              134,031                 8,265
                                                     ==================================     =================

Accumulation Period                                         42,968              133,743                 8,251
Annuity Period                                                  72                  288                    14
                                                     ----------------------------------     -----------------

Total Contract Owners' Equity                               43,040              134,031                 8,265
                                                     ==================================     =================

Units Outstanding                                            3,720                5,892                   800
                                                     ==================================     =================

                                                       PIMCO Variable Insurance Trust
                                                     ----------------------------------
                                                       PIMCO Foreign     PIMCO Low
                                                            Bond          Duration
                                                         Subaccount      Subaccount
                                                     ----------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                              210              231
Dividends and other receivables                                      -                -
                                                     ----------------------------------

             Total assets                                          210              231

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                         -                -
                                                     ----------------------------------

Contract owners' equity                                            210              231
                                                     ==================================

Accumulation Period                                                210              231
Annuity Period                                                       -                -
                                                     ----------------------------------

Total Contract Owners' Equity                                      210              231
                                                     ==================================

Units Outstanding                                                   18               19
                                                     ==================================

                                                                             Scudder Variable Series I
                                                    ------------------------------------------------------------------------------
                                                      Scudder 21st                           Scudder Capital       Scudder Global
                                                    Century Growth       Scudder Bond            Growth              Discovery
                                                       Subaccount         Subaccount            Subaccount           Subaccount
                                                    ------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                       20,833               17,198                36,569               64,169
Dividends and other receivables                                  -                    -                     -                    2
                                                    ------------------------------------------------------------------------------

             Total assets                                   20,833               17,198                36,569               64,171

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                     -                    -                     -                    -
                                                    ------------------------------------------------------------------------------

Contract owners' equity                                     20,833               17,198                36,569               64,171
                                                    ==============================================================================

Accumulation Period                                         20,833               17,198                36,559               64,146
Annuity Period                                                   -                    -                    10                   25
                                                    ------------------------------------------------------------------------------

Total Contract Owners' Equity                               20,833               17,198                36,569               64,171
                                                    ==============================================================================

Units Outstanding                                            5,790                2,214                 5,041                7,117
                                                    ==============================================================================

                                                                                 Scudder Variable Series I
                                                   -------------------------------------------------------------------------------
                                                    Scudder Growth      Scudder Health          Scudder            Scudder Money
                                                      and Income           Sciences          International             Market
                                                      Subaccount          Subaccount           Subaccount            Subaccount
                                                   -------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                       37,291               49,863                83,411                   30
Dividends and other receivables                                  -                    -                     3                    -
                                                   -------------------------------------------------------------------------------

             Total assets                                   37,291               49,863                83,414                   30

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                     -                    -                     5                    -
                                                   -------------------------------------------------------------------------------

Contract owners' equity                                     37,291               49,863                83,409                   30
                                                   ===============================================================================

Accumulation Period                                         37,291               49,863                83,330                   30
Annuity Period                                                   -                    -                    79                    -
                                                   -------------------------------------------------------------------------------

Total Contract Owners' Equity                               37,291               49,863                83,409                   30
                                                   ===============================================================================

Units Outstanding                                            5,766                6,232                12,444                    3
                                                   ===============================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT
OWNERS' EQUITY

DECEMBER 31, 2002
(in thousands)

                                                                              Scudder Variable Series II
                                                    ----------------------------------------------------------------------------
                                                         Scudder                                   Scudder         Scudder Global
                                                    Aggressive Growth    Scudder Blue Chip    Contrarian Value       Blue Chip
                                                        Subaccount            Subaccount          Subaccount         Subaccount
                                                    ----------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                          27,890               78,109             113,614            22,865
Dividends and other receivables                                     -                    -                  15                 -
                                                    ----------------------------------------------------------------------------

             Total assets                                      27,890               78,109             113,629            22,865

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                        -                    7                  32                 -
                                                    ----------------------------------------------------------------------------

Contract owners' equity                                        27,890               78,102             113,597            22,865
                                                    ============================================================================

Accumulation Period                                            27,890               78,014             113,279            22,861
Annuity Period                                                      -                   88                 318                 4
                                                    ----------------------------------------------------------------------------

Total Contract Owners' Equity                                  27,890               78,102             113,597            22,865
                                                    ============================================================================

Units Outstanding                                               4,070               16,215              35,977             2,745
                                                    ============================================================================

                                                                             Scudder Variable Series II
                                                    -------------------------------------------------------------------------
                                                        Scudder                                                 Scudder
                                                      Government                         Scudder High    International Select
                                                      Securities      Scudder Growth        Income              Equity
                                                      Subaccount        Subaccount        Subaccount          Subaccount
                                                    -------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                     237,393            178,929           179,654                 75,036
Dividends and other receivables                                 -                  1                40                     20
                                                    -------------------------------------------------------------------------

             Total assets                                 237,393            178,930           179,694                 75,056

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                   30                 87                22                      9
                                                    -------------------------------------------------------------------------

Contract owners' equity                                   237,363            178,843           179,672                 75,047
                                                    =========================================================================

Accumulation Period                                       236,662            177,440           178,313                 74,751
Annuity Period                                                701              1,403             1,359                    296
                                                    -------------------------------------------------------------------------

Total Contract Owners' Equity                             237,363            178,843           179,672                 75,047
                                                    =========================================================================

Units Outstanding                                          50,525             54,587            40,754                 36,850
                                                    =========================================================================

                                                                 Scudder Variable Series II
                                                    -------------------------------------------------------
                                                          Scudder
                                                      Investment Grade      Scudder Money      Scudder New
                                                            Bond               Market             Europe
                                                         Subaccount          Subaccount         Subaccount
                                                    -------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                           99,494            306,169                 -
Dividends and other receivables                                      -                167                 -
                                                    -------------------------------------------------------

             Total assets                                       99,494            306,336                 -

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                        12                 25                 -
                                                    -------------------------------------------------------

Contract owners' equity                                         99,482            306,311                 -
                                                    =======================================================

Accumulation Period                                             99,241            304,968                 -
Annuity Period                                                     241              1,343                 -
                                                    -------------------------------------------------------

Total Contract Owners' Equity                                   99,482            306,311                 -
                                                    =======================================================

Units Outstanding                                               17,704             54,362                 -
                                                    =======================================================

                                                                 Scudder Variable Series II
                                                    -----------------------------------------------------
                                                                                                Scudder
                                                    Scudder Small      Scudder Strategic      Technology
                                                      Cap Growth             Income             Growth
                                                      Subaccount           Subaccount         Subaccount
                                                    -----------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                      100,134                 24,572         145,612
Dividends and other receivables                                  5                      1              12
                                                    -----------------------------------------------------

             Total assets                                  100,139                 24,573         145,624

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                    14                      -               -
                                                    -----------------------------------------------------

Contract owners' equity                                    100,125                 24,573         145,624
                                                    =====================================================

Accumulation Period                                         99,950                 24,521         145,579
Annuity Period                                                 175                     52              45
                                                    -----------------------------------------------------

Total Contract Owners' Equity                              100,125                 24,573         145,624
                                                    =====================================================

Units Outstanding                                           45,002                  2,400          28,007
                                                    =====================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2002
(IN THOUSANDS)

                                                                          Scudder Variable Series II
                                           ---------------------------------------------------------------------------------------
                                                                                 SVS Dreman
                                            Scudder Total       SVS Davis        Financial       SVS Dreman High      SVS Dreman
                                               Return         Venture Value       Services        Return Equity    Small Cap Value
                                             Subaccount        Subaccount        Subaccount        Subaccount          Subaccount
                                           ---------------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio
 funds, at current market value                    416,331           113,301            56,572           316,952           149,098
Dividends and other receivables                         59                 2                 -                 1                 -
                                           ---------------------------------------------------------------------------------------

             Total assets                          416,390           113,303            56,572           316,953           149,098

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                           364                 -                 -                 -                45
                                           ---------------------------------------------------------------------------------------

Contract owners' equity                            416,026           113,303            56,572           316,953           149,053
                                           =======================================================================================

Accumulation Period                                412,677           113,250            56,565           316,767           148,881
Annuity Period                                       3,349                53                 7               186               172
                                           ---------------------------------------------------------------------------------------

Total Contract Owners' Equity                      416,026           113,303            56,572           316,953           149,053
                                           =======================================================================================

Units Outstanding                                   83,840            14,493             5,697            33,048            43,904
                                           =======================================================================================

                                                                Scudder Variable Series II
                                           ---------------------------------------------------------------------
                                              SVS Eagle
                                            Focused Large    SVS Focus Value                       SVS INVESCO
                                             Cap Growth         + Growth        SVS Index 500    Dynamic Growth
                                             Subaccount        Subaccount         Subaccount       Subaccount
                                           ---------------------------------------------------------------------
ASSETS

Investments in underlying portfolio
 funds, at current market value                     40,566            39,176           146,427            18,257
Dividends and other receivables                          -                25                 1                 -
                                           ---------------------------------------------------------------------

             Total assets                           40,566            39,201           146,428            18,257

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                             -                 7                 -                 -
                                           ---------------------------------------------------------------------

Contract owners' equity                             40,566            39,194           146,428            18,257
                                           =====================================================================

Accumulation Period                                 40,566            38,934           146,417            18,257
Annuity Period                                           -               260                11                 -
                                           ---------------------------------------------------------------------

Total Contract Owners' Equity                       40,566            39,194           146,428            18,257
                                           =====================================================================

Units Outstanding                                    6,095            16,459            23,118             3,074
                                           =====================================================================

                                                                Scudder Variable Series II
                                           ---------------------------------------------------------------------
                                              SVS Janus         SVS Janus          SVS Oak         SVS Turner
                                             Growth and          Growth           Strategic          Mid-Cap
                                               Income         Opportunities        Equity            Growth
                                             Subaccount         Subaccount       Subaccount        Subaccount
                                           ---------------------------------------------------------------------
ASSETS

Investments in underlying portfolio
 funds, at current market value                    105,210            75,716            31,408            46,432
Dividends and other receivables                          -                 -                 -                 -
                                           ---------------------------------------------------------------------

             Total assets                          105,210            75,716            31,408            46,432

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                             2                 -                 -                 -
                                           ---------------------------------------------------------------------
Contract owners' equity                            105,208            75,716            31,408            46,432
                                           =====================================================================

Accumulation Period                                105,145            75,712            31,408            46,432
Annuity Period                                          63                 4                 -                 -
                                           ---------------------------------------------------------------------
Total Contract Owners' Equity                      105,208            75,716            31,408            46,432
                                           =====================================================================
Units Outstanding                                   17,677            17,795             7,019             7,947
                                           =====================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                The Alger American Fund
                                             --------------------------------------------------------------------------------------
                                                                                 Alger American                      Alger American
                                             Alger American    Alger American       Leveraged      Alger American        Small
                                                Balanced           Growth            AllCap         MidCap Growth    Capitalization
                                               Subaccount        Subaccount        Subaccount       Subaccount          Subaccount
                                             --------------------------------------------------------------------------------------
REVENUE

Dividend income                              $        1,545                 8                 5                 -                 -

EXPENSES

Mortality and expense risk charges                    1,275               244               853                93                48
                                             --------------------------------------------------------------------------------------
Net investment income (loss)                            270              (236)             (848)              (93)              (48)
                                             --------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of
 investments                                         (1,724)           (5,922)          (10,217)             (517)             (580)
Change in unrealized appreciation
 (depreciation) of investments                      (12,083)           (1,809)          (15,593)           (1,930)             (478)
                                             --------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments                                        (13,807)           (7,731)          (25,810)           (2,447)           (1,058)
                                             --------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity resulting from operations    $      (13,537)           (7,967)          (26,658)           (2,540)           (1,106)
                                             ======================================================================================

                                                 American Century Variable
                                                      Portfolios, Inc.                 Credit Suisse Trust
                                             --------------------------------    --------------------------------
                                                American                                           Credit Suisse
                                               Century VP         American       Credit Suisse      Trust Global
                                                Income &          Century        Trust Emerging     Post-Venture
                                                 Growth           VP Value          Markets            Capital
                                               Subaccount        Subaccount        Subaccount        Subaccount
                                             --------------------------------    --------------------------------
REVENUE

Dividend income                                          53             1,638                41                 -

EXPENSES

Mortality and expense risk charges                       87               367               281               189
                                             --------------------------------    --------------------------------
Net investment income (loss)                            (34)            1,271              (240)             (189)
                                             --------------------------------    --------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of
 investments                                         (1,032)           (1,707)           (3,126)           (3,595)
Change in unrealized appreciation
 (depreciation) of investments                         (154)           (4,403)             (155)           (2,109)
                                             --------------------------------    --------------------------------
Net realized and unrealized gain (loss) on
 investments                                         (1,186)           (6,110)           (3,281)           (5,704)
                                             --------------------------------    --------------------------------
Net increase (decrease) in contract
 owners' equity resulting from operations            (1,220)           (4,839)           (3,521)           (5,893)
                                             ================================    ================================

                                               The Dreyfus
                                                Socially            Dreyfus
                                               Repsonsible         Variable
                                               Growth Fund,       Investment
                                                   Inc.              Fund
                                             --------------------------------
                                                Dreyfus
                                                Socially            Dreyfus
                                               Responsible         I.P. Mid
                                                 Growth            Cap Stock
                                               Subaccount         Subaccount
                                             --------------------------------
REVENUE

Dividend income                                          31               303

EXPENSES

Mortality and expense risk charges                      188             1,408
                                             --------------------------------
Net investment income (loss)                           (157)           (1,105)
                                             --------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of
 investments                                         (3,019)           (1,459)
Change in unrealized appreciation
 (depreciation) of investments                       (1,822)          (13,674)
                                             --------------------------------
Net realized and unrealized gain (loss) on
 investments                                         (4,841)          (15,133)
                                             --------------------------------
Net increase (decrease) in contract
 owners' equity resulting from operations            (4,998)          (16,238)
                                             ================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                           Fidelity Variable Insurance
                                                  Products Fund                Fidelity Variable Insurance Products Fund II
                                         --------------------------------------------------------------------------------------
                                                                               Fidelity           Fidelity         Fidelity
                                          Fidelity VIP      Fidelity VIP        VIP II             VIP II           VIP II
                                          Equity Income       Growth         Asset Manager       Contrafund        Index 500
                                           Subaccount       Subaccount         Subaccount        Subaccount        Subaccount
                                         --------------------------------------------------------------------------------------
REVENUE

Dividend income                                   1,918               171               264               493             1,517

EXPENSES

Mortality and expense risk charges                  650               878                85               781             1,454
                                         --------------------------------------------------------------------------------------
Net investment income (loss)                      1,268              (707)              179              (288)               63
                                         --------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                     (5,414)          (21,392)           (1,015)           (6,546)          (20,822)
Change in unrealized appreciation
 (depreciation) of investments                   (6,231)           (3,782)               67              (130)           (9,476)
                                         --------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                 (11,645)          (25,174)             (948)           (6,676)          (30,298)
                                         --------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity resulting from
 operations                                     (10,377)          (25,881)             (769)           (6,964)          (30,235)
                                         ======================================================================================

                                             Franklin
                                             Templeton          ING VP                             INVESCO
                                              Variable         Emerging       ING VP Natural      Variable
                                             Insurance       Markets Fund,      Resources        Investment
                                           Products Trust        Inc.             Trust          Funds, Inc.
                                           --------------   --------------    --------------    --------------
                                              Templeton         ING VP
                                             Developing        Emerging
                                               Markets       Markets Fund,    ING VP Natural       INVESCO
                                             Securities          Inc.         Resources Trust   VIF-Utilities
                                             Subaccount       Subaccount        Subaccount        Subaccount
                                           --------------   --------------    --------------    --------------
REVENUE

Dividend income                                         -                -                 6                46

EXPENSES

Mortality and expense risk charges                      -               76                41               118
                                           --------------   --------------    --------------    --------------

Net investment income (loss)                            -              (76)              (35)              (72)
                                           --------------   --------------    --------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                            -           (1,282)             (236)             (604)
Change in unrealized appreciation
 (depreciation) of investments                          -              600               132            (1,356)
                                           --------------   --------------    --------------    --------------

Net realized and unrealized gain (loss)
 on investments                                         -             (682)             (104)           (1,960)
                                           --------------   --------------    --------------    --------------

Net increase (decrease) in contract
 owners' equity resulting from
 operations                                             -             (758)             (139)           (2,032)
                                           ==============   ==============    ==============    ==============

                                                                  Janus Aspen Series
                                           --------------------------------------------------------------------
                                             Janus Aspen                        Janus Aspen
                                             Aggressive        Janus Aspen        Capital         Janus Aspen
                                               Growth           Balanced        Appreciation        Growth
                                             Subaccount        Subaccount        Subaccount        Subaccount
                                           --------------------------------------------------------------------
REVENUE

Dividend income                                         -             3,698                10                 -

EXPENSES

Mortality and expense risk charges                    823             1,970                24             1,943
                                           --------------------------------------------------------------------

Net investment income (loss)                         (823)            1,728               (14)           (1,943)
                                           --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                      (45,198)          (10,277)             (381)          (58,656)
Change in unrealized appreciation
 (depreciation) of investments                     23,096            (3,888)               66            13,071
                                           --------------------------------------------------------------------

Net realized and unrealized gain (loss)
 on investments                                   (22,102)          (14,165)             (315)          (45,585)
                                           --------------------------------------------------------------------

Net increase (decrease) in contract
 owners' equity resulting from
 operations                                       (22,925)          (12,437)             (329)          (47,528)
                                           ====================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                 J.P. Morgan
                                                                                   Series
                                                  Janus Aspen Series              Trust II        PIMCO Variable Insurance Trust
                                           --------------------------------    --------------    -------------------------------
                                             Janus Aspen       Janus Aspen       JP Morgan
                                             Growth and         Worldwide          Small          PIMCO Foreign      PIMCO Low
                                               Income            Growth           Company             Bond            Duration
                                             Subaccount        Subaccount        Subaccount        Subaccount        Subaccount
                                           --------------------------------    --------------    -------------------------------
REVENUE

Dividend income                                       451             1,484                23                13               10

EXPENSES

Mortality and expense risk charges                    797             2,189               156                 5                3
                                           --------------------------------    --------------    -------------------------------
Net investment income (loss)                         (346)             (705)             (133)                8                7
                                           --------------------------------    --------------    -------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                       (3,292)          (40,937)           (1,763)               10                3
Change in unrealized appreciation
 (depreciation) of investments                    (11,247)          (11,177)           (1,417)                2                4
                                           --------------------------------    --------------    -------------------------------
Net realized and unrealized gain (loss)
 on investments                                   (14,539)          (52,114)           (3,180)               12                7
                                           --------------------------------    --------------    -------------------------------
Net increase (decrease) in contract
 owners' equity resulting from
 operations                                       (14,885)          (52,819)           (3,313)               20               14
                                           ================================    ==============    ===============================

                                                                 Scudder Variable Series I
                                           --------------------------------------------------------------------
                                                                                   Scudder
                                            Scudder 21st                           Capital       Scudder Global
                                           Century Growth     Scudder Bond          Growth          Discovery
                                             Subaccount        Subaccount         Subaccount       Subaccount
                                           --------------------------------------------------------------------
REVENUE

Dividend income                                         -               973               143                 -

EXPENSES

Mortality and expense risk charges                    334               219               591               994
                                           --------------------------------------------------------------------
Net investment income (loss)                         (334)              754              (448)             (994)
                                           --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                       (3,006)             (142)           (4,866)           (4,706)
Change in unrealized appreciation
 (depreciation) of investments                    (10,296)              425           (10,389)          (11,367)
                                           --------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                   (13,302)              283           (15,255)          (16,073)
                                           --------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity resulting from
 operations                                       (13,636)            1,037           (15,703)          (17,067)
                                           ====================================================================

                                                                 Scudder Variable Series I
                                           --------------------------------------------------------------------
                                           Scudder Growth    Scudder Health       Scudder        Scudder Money
                                             and Income         Sciences       International        Market
                                             Subaccount        Subaccount        Subaccount       Subaccount
                                           --------------------------------------------------------------------
REVENUE

Dividend income                                       430                 -               727                 -

EXPENSES

Mortality and expense risk charges                    599               711             1,322                 -
                                           --------------------------------------------------------------------
Net investment income (loss)                         (169)             (711)             (595)                -
                                           --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                       (4,502)           (1,491)          (11,981)                -
Change in unrealized appreciation
 (depreciation) of investments                     (7,635)          (12,243)           (1,962)                -
                                           --------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                   (12,137)          (13,734)          (13,943)                -
                                           --------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity resulting from
 operations                                       (12,306)          (14,445)          (14,538)                -
                                           ====================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                               Scudder Variable Series II
                              ---------------------------------------------------------------------------------------------
                                Scudder                    Scudder      Scudder        Scudder                   Scudder
                              Aggressive     Scudder      Contrarian     Global       Government    Scudder        High
                                Growth      Blue Chip        Value      Blue Chip     Securities     Growth       Income
                              Subaccount    Subaccount    Subaccount    Subaccount    Subaccount   Subaccount   Subaccount
                              ---------------------------------------------------------------------------------------------
REVENUE

Dividend income                       154          349          1,898            148        6,147           -        17,861

EXPENSES

Mortality and
 expense risk charges                 459        1,251          1,726            325        2,656       3,017         2,336
                              ---------------------------------------------------------------------------------------------

Net investment
 income (loss)                       (305)        (902)           172           (177)       3,491      (3,017)       15,525
                              ---------------------------------------------------------------------------------------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS

Net realized gain (loss)
 on sale of investments            (8,938)      (4,896)        (5,313)        (1,894)       2,549     (85,980)      (27,655)

Change in unrealized
 appreciation
 (depreciation) of
 investments                       (4,144)     (18,545)       (18,105)        (2,234)       6,173       1,769        10,241
                              ---------------------------------------------------------------------------------------------

Net realized and
 unrealized gain (loss)
 on investments                   (13,082)     (23,441)       (23,418)        (4,128)       8,722     (84,211)      (17,414)
                              ---------------------------------------------------------------------------------------------

Net increase
 (decrease) in contract
 owners' equity resulting
 from operations                  (13,387)     (24,343)       (23,246)        (4,305)      12,213     (87,228)       (1,889)
                              =============================================================================================

                                                          Scudder Variable Series II
                              ----------------------------------------------------------------------------------
                                  Scudder       Scudder                                  Scudder      Scudder
                               International   Investment     Scudder       Scudder       Small      Strategic
                               Select Equity   Grade Bond   Money Market   New Europe   Cap Growth     Income
                                Subaccount     Subaccount    Subaccount    Subaccount   Subaccount   Subaccount
                              ----------------------------------------------------------------------------------
REVENUE

Dividend income                           312        2,569          4,956          180           -           411

EXPENSES

Mortality and
 expense risk charges                     888        1,142          4,288          220       1,615           259
                              ----------------------------------------------------------------------------------
Net investment
 income (loss)                           (576)       1,427            668          (40)     (1,615)          152
                              ----------------------------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS

Net realized gain (loss)
 on sale of investments               (22,137)         470              -       (6,124)    (54,429)          381

Change in unrealized
 appreciation
 (depreciation) of
 investments                           12,519        3,597              -        1,325       1,841         1,226
                              ----------------------------------------------------------------------------------

Net realized and
 unrealized gain (loss)
 on investments                        (9,618)       4,067              -       (4,799)    (52,588)        1,607
                              ----------------------------------------------------------------------------------

Net increase
 (decrease) in contract
 owners' equity resulting
 from operations                      (10,194)       5,494            668       (4,839)    (54,203)        1,759
                              ==================================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                          Scudder Variable Series II
                                                      ------------------------------------------------------------------
                                                                                                              SVS Dreman
                                                        Scudder      Scudder      SVS Davis    SVS Dreman       High
                                                      Technology      Total        Venture      Financial       Return
                                                        Growth        Return        Value        Services       Equity
                                                      Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
                                                      ------------------------------------------------------------------
REVENUE

Dividend income                                              197        14,184           149           474         4,158

EXPENSES

Mortality and expense risk charges                         2,424         6,397         1,542           815         4,556
                                                      ------------------------------------------------------------------

Net investment income (loss)                              (2,227)        7,787        (1,393)         (341)         (398)
                                                      ------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of investments          (28,246)      (67,376)       (2,338)          580        (1,747)
 Change in unrealized appreciation (depreciation) of
 investments                                             (54,303)      (29,917)      (17,214)       (6,584)      (71,516)
                                                      ------------------------------------------------------------------

Net realized and unrealized gain (loss) on
 investments                                             (82,549)      (97,293)      (19,552)       (6,004)      (73,263)
                                                      ------------------------------------------------------------------

Net increase (decrease) in contract owners' equity
 resulting from operations                               (84,776)      (89,506)      (20,945)       (6,345)      (73,661)
                                                      ==================================================================

                                                                           Scudder Variable Series II
                                                       -------------------------------------------------------------------
                                                                     SVS Eagle
                                                       SVS Dreman     Focused      SVS Focus                   SVS INVESCO
                                                       Small Cap        Large        Value       SVS Index       Dynamic
                                                         Value       Cap Growth     + Growth        500          Growth
                                                       Subaccount    Subaccount    Subaccount    Subaccount     Subaccount
                                                       -------------------------------------------------------------------
REVENUE

Dividend income                                               539             -           254           799              -

EXPENSES

Mortality and expense risk charges                          2,054           595           629         2,161            274
                                                       -------------------------------------------------------------------

Net investment income (loss)                               (1,515)         (595)         (375)       (1,362)          (274)
                                                       -------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of investments             3,050        (3,402)       (7,198)      (11,328)        (1,184)
 Change in unrealized appreciation (depreciation) of
 investments                                              (28,127)      (11,050)       (7,620)      (30,105)        (6,540)
                                                       -------------------------------------------------------------------

Net realized and unrealized gain (loss) on
 investments                                              (25,077)      (14,452)      (14,818)      (41,433)        (7,724)
                                                       -------------------------------------------------------------------

Net increase (decrease) in contract owners' equity
 resulting from operations                                (26,592)      (15,047)      (15,193)      (42,795)        (7,998)
                                                       ===================================================================

                                                                    Scudder Variable Series II
                                                      -------------------------------------------------------
                                                      SVS Janus       SVS Janus       SVS Oak      SVS Turner
                                                      Growth and       Growth        Strategic       Mid-Cap
                                                        Income      Opportunities      Equity        Growth
                                                      Subaccount     Subaccount      Subaccount    Subaccount
                                                      -------------------------------------------------------
REVENUE

Dividend income                                              694                -             -

EXPENSES

Mortality and expense risk charges                         1,578            1,200           488           677
                                                      -------------------------------------------------------

Net investment income (loss)                                (884)          (1,200)         (488)         (677)
                                                      -------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of investments           (5,257)          (6,881)       (3,441)       (2,235)
 Change in unrealized appreciation (depreciation) of
 investments                                             (21,939)         (25,884)      (15,438)      (17,485)
                                                      -------------------------------------------------------

Net realized and unrealized gain (loss) on
 investments                                             (27,196)         (32,765)      (18,879)      (19,720)
                                                      -------------------------------------------------------

Net increase (decrease) in contract owners' equity
 resulting from operations                               (28,080)         (33,965)      (19,367)      (20,397)
                                                      =======================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                            The Alger American Fund
                                                      ------------------------------------------------------------------
                                                                                  Alger        Alger
                                                         Alger        Alger      American     American    Alger American
                                                       American     American    Leveraged      MidCap         Small
                                                       Balanced      Growth       AllCap       Growth     Capitalization
                                                      Subaccount   Subaccount   Subaccount   Subaccount     Subaccount
                                                      ------------------------------------------------------------------
OPERATIONS

Net investment Income (loss)                          $      270         (236)        (848)         (93)             (48)

Net realized gain (loss) on sale of Investments           (1,724)      (5,922)     (10,217)        (517)            (580)

Change in unrealized appreciation (depreciation) of
 investments                                             (12,083)      (1,809)     (15,593)      (1,930)            (478)
                                                      ------------------------------------------------------------------

      Net increase (decrease) in contract owners'
       equity resulting from operations                  (13,537)      (7,967)     (26,658)      (2,540)          (1,106)
                                                      ------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                       15,601        3,549       10,314        3,483            1,421
Net transfer (to) from affiliate and subaccounts           8,194         (866)      (5,513)       2,186             (325)
Payments for redemptions                                  (3,984)      (1,434)      (2,632)        (470)            (307)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                           (257)         (24)        (182)          (8)              (6)
Annuity payout reserve adjustment                             (2)          (1)           -            -                2
                                                      ------------------------------------------------------------------

      Net increase (decrease) from contract owners'
       equity transactions                                19,552        1,224        1,987        5,191              785
                                                      ------------------------------------------------------------------

Total increase (decrease) in contract owners' equity       6,015       (6,743)     (24,671)       2,651             (321)

CONTRACT OWNERS' EQUITY

Beginning of period                                       84,021       21,802       73,388        4,875            3,637
                                                      ------------------------------------------------------------------

End of period                                         $   90,036       15,059       48,717        7,526            3,316
                                                      ==================================================================

                                                                                                         The Dreyfus
                                                                                                          Socially
                                                            American                                     Responsible     Dreyfus
                                                        Century Variable                                    Growth     Investment
                                                        Portfolios, Inc.         Credit Suisse Trust      Fund, Inc.   Portfolios
                                                     -----------------------   ------------------------  --------------------------
                                                                                              Credit
                                                      American                   Credit       Suisse
                                                      Century                    Suisse        Trust       Dreyfus
                                                     VP Income     American       Trust     Global Post    Socially      Dreyfus
                                                         &         Century      Emerging      Venture     Responsible    I.P. Mid
                                                       Growth      VP Value     Markets       Capital       Growth       Cap Stock
                                                     Subaccount   Subaccount   Subaccount    Subaccount    Subaccount   Subaccount
                                                     -----------------------   ------------------------  -------------------------
OPERATIONS

Net investment Income (loss)                                (34)       1,271         (240)         (189)       (157)        (1,105)

Net realized gain (loss) on sale of Investments          (1,032)      (1,707)      (3,126)       (3,595)     (3,019)        (1,459)

Change in unrealized appreciation (depreciation) of
 investments                                               (154)      (4,403)        (155)       (2,109)     (1,822)       (13,674)
                                                     -----------------------   ------------------------   ------------------------

      Net increase (decrease) in contract owners'
       equity resulting from operations                  (1,220)      (4,839)      (3,521)       (5,893)     (4,998)       (16,238)
                                                     -----------------------   ------------------------   ------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                       1,806        6,965        3,646         3,741       2,612         17,744
Net transfer (to) from affiliate and subaccounts          9,435        1,079        3,400            (5)       (728)        18,564
Payments for redemptions                                   (647)      (2,666)        (756)         (390)       (824)        (3,356)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                           (58)         (35)         (58)          (40)        (37)          (292)
Annuity payout reserve adjustment                             8           22          (24)            -          (1)             -
                                                     -----------------------   ------------------------   ------------------------

     Net increase (decrease) from contract owners'
      equity transactions                                10,544        5,365        6,208         3,306       1,022         32,660
                                                     -----------------------   ------------------------   ------------------------

Total increase (decrease) in contract owners' equity      9,324          526        2,687        (2,587)     (3,976)        16,422

CONTRACT OWNERS' EQUITY

Beginning of period                                       5,403       23,455       16,661        13,982      15,655         84,452
                                                     -----------------------   ------------------------   ------------------------

End of period                                            14,727       23,981       19,348        11,395      11,679        100,874
                                                     =======================   ========================   ========================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS* EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                              Fidelity Variable                      Fidelity Variable
                                                           Insurance Products Fund                 Insurance Products Fund II
                                                           ------------------------------------------------------------------------
                                                                                            Fidelity        Fidelity       Fidelity
                                                            Fidelity VIP   Fidelity VIP      VIP II          VIP II         VIP II
                                                           Equity Income      Growth      Asset Manager    Contrafund     Index 500
                                                            Subaccount      Subaccount      Subaccount     Subaccount     Subaccount
                                                           ------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                       1,268           (707)            179         (288)            63

Net realized gain (loss) on sale of investments                   (5,414)       (21,392)         (1,015)      (6,546)       (20,822)

Change in unrealized appreciation (depreciation) of
 investments                                                      (6,231)        (3,782)             67         (130)        (9,476)
                                                           ------------------------------------------------------------------------

       Net increase (decrease) in contract owners'
        equity resulting from operations                         (10,377)       (25,881)           (769)      (6,964)       (30,235)
                                                           ------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                7,841         10,414             736        5,865         12,103
Net transfer (to) from affiliate and subaccounts                   3,741         (5,280)           (627)      (1,095)       (19,384)
Payments for redemptions                                          (6,271)        (6,887)           (677)      (6,242)       (11,947)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                    (97)          (122)             (8)         (54)          (125)
Annuity payout reserve adjustment                                    (34)            (2)             (1)          30             (6)
                                                           ------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                          5,180         (1,877)           (577)      (1,496)       (19,359)
                                                           ------------------------------------------------------------------------
Total increase (decrease) in contract owners' equity              (5,197)       (27,758)         (1,346)      (8,460)       (49,594)

CONTRACT OWNERS' EQUITY

Beginning of period                                               50,131         81,555           7,230       62,514        147,258
                                                           ------------------------------------------------------------------------
End of period                                                     44,934         53,797           5,884       54,054         97,664
                                                           ========================================================================

                                                               Franklin                                  INVESCO
                                                               Templeton        ING VP      ING VP       Variable
                                                                Variable       Emerging     Natural     Investment
                                                               Insurance        Markets    Resources      Funds,
                                                             Products Trust   Fund, Inc.     Trust         Inc.
                                                             --------------   ----------   ----------  ------------
                                                                Templeton       ING VP      ING VP
                                                               Developing      Emerging     Natural
                                                                Markets        Markets     Resource    INVESCO VIF-
                                                               Securities     Fund, Inc.     Trust       Utilities
                                                               Subaccount     Subaccount   Subaccount   Subaccount
                                                             --------------   ----------   ----------  ------------
OPERATIONS

Net investment income (loss)                                              -          (76)         (35)          (72)

Net realized gain (loss) on sale of investments                           -       (1,282)        (236)         (604)

Change in unrealized appreciation (depreciation) of
 investments                                                              -          600          132        (1,356)
                                                             --------------   ----------   ----------  ------------

       Net increase (decrease) in contract owners'
        equity resulting from operations                                  -         (758)        (139)       (2,032)
                                                             --------------   ----------   ----------  ------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                       -          402          302         1,625
Net transfer (to) from affiliate and subaccounts                         (1)         942         (191)        2,613
Payments for redemptions                                                  -         (514)        (273)         (258)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                         -           (6)          (3)          (26)
Annuity payout reserve adjustment                                         -            3            -             -
                                                             --------------   ----------   ----------  ------------

     Net increase (decrease) from contract owners'
      equity transactions                                                (1)         827         (165)        3,954
                                                             --------------   ----------   ----------  ------------

Total increase (decrease) in contract owners' equity                     (1)          69         (304)        1,922

CONTRACT OWNERS' EQUITY

Beginning of period                                                      30        5,167        3,337         6,825
                                                             --------------   ----------   ----------  ------------

End of period                                                            29        5,236        3,033         8,747
                                                             ==============   ==========   ==========  ============

                                                                                Janus Aspen Series
                                                              -----------------------------------------------------
                                                                Janus
                                                                Aspen                     Janus Aspen      Janus
                                                              Aggressive   Janus Aspen      Capital        Aspen
                                                                Growth       Balanced     Appreciation     Growth
                                                              Subaccount    Subaccount     Subaccount    Subaccount
                                                              -----------------------------------------------------
OPERATIONS

Net investment income (loss)                                        (823)         1,728            (14)      (1,943)

Net realized gain (loss) on sale of investments                  (45,198)       (10,277)          (381)     (58,656)

Change in unrealized appreciation (depreciation) of
 investments                                                      23,096         (3,888)            65       13,071
                                                              -----------------------------------------------------

       Net increase (decrease) in contract owners'
        equity resulting from operations                         (22,925)       (12,437)          (329)     (47,528)
                                                              -----------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                9,012         16,300             35        9,737

Net transfer (to) from affiliate and subaccounts                  (4,605)        (9,125)          (175)     (27,088)
Payments for redemptions                                          (6,406)       (14,416)          (213)     (14,460)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                    (99)          (117)            (5)        (256)
Annuity payout reserve adjustment                                     (8)           223              -          (22)
                                                              -----------------------------------------------------

     Net increase (decrease) from contract owners'
      equity transactions                                         (2,106)        (7,135)          (358)     (32,089)
                                                              -----------------------------------------------------

Total increase (decrease) in contract owners' equity             (25,031)       (19,572)          (687)     (79,617)

CONTRACT OWNERS' EQUITY

Beginning of period                                               81,697        161,381          2,043      189,638
                                                              -----------------------------------------------------

End of period                                                     56,666        141,809          1,356      110,021
                                                              =====================================================

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                          J.P. Morgan     Pimco Variable Insurance
                                                             Janus Aspen Series         Series Trust II            Trust
                                                      -------------------------------   ---------------   ------------------------
                                                      Janus Aspen                                           Pimco
                                                       Growth and       Janus Aspen     JP Morgan Small    Foreign      Pimco Low
                                                        Income       Worldwide Growth       Company          Bond        Duration
                                                      Subaccount        Subaccount         Subaccount     Subaccount    Subaccount
                                                      -------------------------------   ---------------   ------------------------
OPERATIONS

Net investment income (loss)                                  (346)              (705)             (133)           8             7

Net realized gain (loss) on sale of investments             (3,292)           (40,937)           (1,763)          10             3

Change in unrealized appreciation (depreciation) of
 investments                                               (11,247)           (11,177)           (1,417)           2             4
                                                      -------------------------------   ---------------   ------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                    (14,885)           (52,819)           (3,313)          20            14
                                                      -------------------------------   ---------------   ------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                          1,180             16,315             3,791            2             3
Net transfer (to) from affiliate and subaccounts           (13,392)           (24,441)           (1,468)         (35)          (21)
Payments for redemptions                                    (4,250)           (17,000)           (1,425)        (165)          (43)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                             (145)              (167)              (59)           -             -
Annuity payout reserve adjustment                                3                  2                 1            -             -
                                                      -------------------------------   ---------------   ------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                  (16,604)           (25,291)              840         (198)          (61)
                                                      -------------------------------   ---------------   ------------------------

Total increase (decrease) in contract owners' equity       (31,489)           (78,110)           (2,473)        (178)          (47)

CONTRACT OWNERS' EQUITY

Beginning of period                                         74,529            212,141            10,738          388           278
                                                      -------------------------------   ---------------   ------------------------

End of period                                               43,040            134,031             8,265          210           231
                                                      ===============================   ===============   ========================

                                                                                Scudder Variable Series I
                                                         ---------------------------------------------------------------------
                                                          Scudder 21st                      Scudder Capital     Scudder Global
                                                         Century Growth     Scudder Bond        Growth            Discovery
                                                           Subaccount        Subaccount       Subaccount          Subaccount
                                                         ---------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                       (334)              754              (448)              (994)

Net realized gain (loss) on sale of investments                  (3,006)             (142)           (4,866)            (4,706)

Change in unrealized appreciation (depreciation) of
 investments                                                    (10,296)              425           (10,389)           (11,367)
                                                         ---------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                         (13,636)            1,037           (15,703)           (17,067)
                                                         ---------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                               6,417             3,933             7,059              8,241
Net transfer (to) from affiliate and subaccounts                  2,796               880             2,047              1,678
Payments for redemptions                                           (742)           (2,008)           (2,051)            (3,067)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                   (70)             (102)             (115)              (207)
Annuity payout reserve adjustment                                     -                 -                 -                  2
                                                         ---------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                         8,401             2,703             6,940              6,647
                                                         ---------------------------------------------------------------------

Total increase (decrease) in contract owners' equity             (5,235)            3,740            (8,763)           (10,420)

CONTRACT OWNERS' EQUITY

Beginning of period                                              26,068            13,458            45,332             74,591
                                                         ---------------------------------------------------------------------

End of period                                                    20,833            17,198            36,569             64,171
                                                         =====================================================================

                                                                             Scudder Variable Series I
                                                       --------------------------------------------------------------------
                                                        Scudder Growth     Scudder Health        Scudder      Scudder Money
                                                         and Income           Sciences        International      Market
                                                         Subaccount          Subaccount        Subaccount      Subaccount
                                                       --------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                       (169)             (711)            (595)               -

Net realized gain (loss) on sale of investments                  (4,502)           (1,491)         (11,981)               -

Change in unrealized appreciation (depreciation) of
 investments                                                     (7,635)          (12,243)          (1,962)               -
                                                       --------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                         (12,306)          (14,445)         (14,538)               -
                                                       --------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                               6,602            15,272           14,697                -
Net transfer (to) from affiliate and subaccounts                  1,735             6,138            9,059               19
Payments for redemptions                                         (2,254)           (1,487)          (7,790)             (54)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                  (115)             (158)            (293)               -
Annuity payout reserve adjustment                                     -                 -                3                -
                                                       --------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                         5,968            19,765           15,676              (35)
                                                       --------------------------------------------------------------------

Total increase (decrease) in contract owners' equity             (6,338)            5,320            1,138              (35)

CONTRACT OWNERS' EQUITY

Beginning of period                                              43,629            44,543           82,271               65
                                                       --------------------------------------------------------------------

End of period                                                    37,291            49,863           83,409               30
                                                       ====================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                   Scudder Variable Series II
                                                      ------------------------------------------------------------------------------
                                                             Scudder
                                                           Aggressive                                 Scudder         Scudder Global
                                                             Growth          Scudder Blue Chip    Contrarian Value      Blue Chip
                                                           Subaccount            Subaccount          Subaccount         Subaccount
                                                      ------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                         (305)                (902)                172             (177)

Net realized gain (loss) on sale of investments                    (8,938)              (4,896)             (5,313)          (1,894)

Change in unrealized appreciation (depreciation) of
 investments                                                       (4,144)             (18,545)            (18,105)          (2,234)
                                                      ------------------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                           (13,387)             (24,343)            (23,246)          (4,305)
                                                      ------------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                 4,595               10,004              12,265            3,410
Net transfer (to) from affiliate and subaccounts                   (1,574)                 311               8,089            1,899
Payments for redemptions                                           (1,731)              (4,798)            (11,925)            (942)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                     (97)                (227)               (245)             (63)
Annuity payout reserve adjustment                                       -                   (7)                (16)               -
                                                      ------------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                           1,193                5,283               8,168            4,304
                                                      ------------------------------------------------------------------------------
Total increase (decrease) in contract owners' equity              (12,194)             (19,060)            (15,078)              (1)

CONTRACT OWNERS' EQUITY

Beginning of period                                                40,084               97,162             128,675           22,866
                                                      ------------------------------------------------------------------------------

End of period                                                      27,890               78,102             113,597           22,865
                                                      ==============================================================================

                                                                                  Scudder Variable Series II
                                                      -----------------------------------------------------------------------------
                                                        Scudder                                       Scudder          Scudder
                                                      Government                    Scudder High   International   Investment Grade
                                                      Securities   Scudder Growth      Income      Select Equity         Bond
                                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                                      -----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                               3,491           (3,017)        15,525            (576)             1,427

Net realized gain (loss) on sale of investments            2,549          (85,980)       (27,655)        (22,137)               470

Change in unrealized appreciation (depreciation) of
 investments                                               6,173            1,769         10,241          12,519              3,597
                                                      -----------------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                   12,213          (87,228)        (1,889)        (10,194)             5,494
                                                      -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                       24,071           12,590         11,455           4,417             13,631
Net transfer (to) from affiliate and subaccounts          60,831          (17,224)         1,659          16,239             21,053
Payments for redemptions                                 (20,032)         (30,881)       (20,860)         (8,495)            (5,577)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                           (339)            (283)          (246)            (97)              (196)
Annuity payout reserve adjustment                            (30)             (85)            20               9                 (5)
                                                      -----------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                 64,501          (35,883)        (7,972)         12,073             28,906
                                                      -----------------------------------------------------------------------------
Total increase (decrease) in contract owners' equity      76,714         (123,111)        (9,861)          1,879             34,400

CONTRACT OWNERS' EQUITY

Beginning of period                                      160,649          301,954        189,533          73,168             65,082
                                                      -----------------------------------------------------------------------------

End of period                                            237,363          178,843        179,672          75,047             99,482
                                                      =============================================================================

                                                                                    Scudder Variable Series II
                                                      ----------------------------------------------------------------------------
                                                                                                                          Scudder
                                                      Scudder Money   Scudder New   Scudder Small   Scudder Strategic    Technology
                                                          Market         Europe       Cap Growth          Income           Growth
                                                        Subaccount     Subaccount     Subaccount        Subaccount       Subaccount
                                                      ----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                    668           (40)         (1,615)                152       (2,227)

Net realized gain (loss) on sale of investments                   -        (6,124)        (54,429)                381      (28,246)

Change in unrealized appreciation (depreciation) of
 investments                                                      -         1,325           1,841               1,226      (54,303)
                                                      ----------------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                         668        (4,839)        (54,203)              1,759      (84,776)
                                                      ----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                         134,454         3,746          16,468               2,287       20,336
Net transfer (to) from affiliate and subaccounts            (64,194)      (14,015)         (3,665)             10,038       (1,847)
Payments for redemptions                                   (171,434)         (573)        (10,774)               (956)      (5,157)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                              (694)          (41)           (223)                (55)        (533)
Annuity payout reserve adjustment                                (2)            -             (13)                  1           12
                                                      ----------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                  (101,870)      (10,883)          1,793              11,315       12,811
                                                      ----------------------------------------------------------------------------
Total increase (decrease) in contract owners' equity       (101,202)      (15,722)        (52,410)             13,074      (71,965)

CONTRACT OWNERS' EQUITY

Beginning of period                                         407,513        15,722         152,535              11,499      217,589
                                                      ----------------------------------------------------------------------------

End of period                                               306,311             -         100,125              24,573      145,624
                                                      ============================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                             Scudder Variable Series II
                                                      ----------------------------------------------------------------------
                                                        Scudder Total     SVS Davis         SVS Dreman       SVS Dreman High
                                                           Return       Venture Value   Financial Services    Return Equity
                                                         Subaccount      Subaccount         Subaccount          Subaccount
                                                      ----------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                    7,787          (1,393)                (341)             (398)

Net realized gain (loss) on sale of investments               (67,376)         (2,338)                 580            (1,747)

Change in unrealized appreciation (depreciation) of
 investments                                                  (29,917)        (17,214)              (6,584)          (71,516)
                                                      ----------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                       (89,506)        (20,945)              (6,345)          (73,661)
                                                      ----------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                            21,722          31,773                9,510            76,138
Net transfer (to) from affiliate and subaccounts              (18,531)         18,412                4,625            47,150
Payments for redemptions                                      (63,771)         (3,070)              (2,684)          (12,194)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                (537)           (327)                (164)             (930)
Annuity payout reserve adjustment                                (331)              2                    -                 1
                                                      ----------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                     (61,448)         46,790               11,287           110,165
                                                      ----------------------------------------------------------------------

Total increase (decrease) in contract owners' equity         (150,954)         25,845                4,942            36,504

CONTRACT OWNERS' EQUITY

Beginning of period                                           566,980          87,458               51,630           280,449
                                                      ----------------------------------------------------------------------

End of period                                                 416,026         113,303               56,572           316,953
                                                      ======================================================================

                                                                             Scudder Variable Series II
                                                        -----------------------------------------------------------------
                                                                            SVS Eagle
                                                          SVS Dreman      Focused Large   SVS Focus Value
                                                        Small Cap Value    Cap Growth       + Growth        SVS Index 500
                                                          Subaccount        Subaccount      Subaccount       Subaccount
                                                        -----------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                     (1,515)           (595)             (375)         (1,362)

Net realized gain (loss) on sale of investments                   3,050          (3,402)           (7,198)        (11,328)

Change in unrealized appreciation (depreciation) of
 investments                                                    (28,127)        (11,050)           (7,620)        (30,105)
                                                        -----------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                         (26,592)        (15,047)          (15,193)        (42,795)
                                                        -----------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                              27,923          11,203             5,423          44,667
Net transfer (to) from affiliate and subaccounts                 42,493           7,710             1,430           3,595
Payments for redemptions                                         (8,253)         (1,073)           (4,206)         (3,950)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                  (355)           (125)              (89)           (442)
Annuity Payout Reserve Adjustment                                   (44)              -                19               1
                                                        -----------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                        61,764          17,715             2,577          43,871
                                                        -----------------------------------------------------------------
Total increase (decrease) in contract owners' equity             35,172           2,668           (12,616)          1,076

CONTRACT OWNERS' EQUITY

Beginning of period                                             113,881          37,898            51,810         145,352
                                                        -----------------------------------------------------------------

End of period                                                   149,053          40,566            39,194         146,428
                                                        =================================================================

                                                                                    Scudder Variable Series II
                                                        --------------------------------------------------------------------------
                                                        SVS INVESCO     SVS Janus       SVS Janus         SVS Oak       SVS Turner
                                                           Dynamic       Growth           Growth         Strategic        MidCap
                                                           Growth       and Income     Opportunities       Equity         Growth
                                                         Subaccount     Subaccount      Subaccount       Subaccount     Subaccount
                                                        --------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                    (274)          (884)          (1,200)           (488)         (677)

Net realized gain (loss) on sale of investments               (1,184)        (5,257)          (6,881)         (3,441)       (2,235)

Change in unrealized appreciation (depreciation) of
 investments                                                  (6,540)       (21,939)         (25,884)        (15,438)      (17,485)
                                                        --------------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                       (7,998)       (28,080)         (33,965)        (19,367)      (20,397)
                                                        --------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                            6,389         26,252           14,687          11,879        15,286
Net transfer (to) from affiliate and subaccounts                 668          5,302            4,545           4,500        11,982
Payments for redemptions                                        (410)        (3,705)          (3,314)           (946)         (959)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                (58)          (327)            (249)           (100)         (145)
Annuity Payout Reserve Adjustment                                  -             (2)               -               -             -
                                                        --------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                      6,589         27,520           15,669          15,333        26,164
                                                        --------------------------------------------------------------------------

Total increase (decrease) in contract owners' equity          (1,409)          (560)         (18,296)         (4,034)        5,767

CONTRACT OWNERS' EQUITY

Beginning of period                                           19,666        105,768           94,012          35,442        40,665
                                                        --------------------------------------------------------------------------

End of period                                                 18,257        105,208           75,716          31,408        46,432
                                                        ==========================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                                 The Alger American Fund
                                                      ----------------------------------------------------------------------------
                                                                                                                        Alger
                                                        Alger          Alger                             Alger         American
                                                       American      American      Alger American      American         Small
                                                       Balanced       Growth     Leveraged AllCap   MidCap Growth   Capitalization
                                                      Subaccount    Subaccount       Subaccount        Subaccount      Subaccount
                                                      ----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                          $       335        2,706              1,002             753              (32)

Net realized gain (loss) on sale of investments              (222)      (6,907)            (4,875)           (825)          (3,455)

Change in unrealized appreciation (depreciation) of
 investments                                                 (731)       1,100             (4,932)            111            1,692
                                                     ----------------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                      (618)      (3,101)            (8,805)             39           (1,795)
                                                      ----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                        56,892        4,011             39,755           1,334            1,059
Net transfer (to) from affiliate and subaccounts           15,478        1,884              4,227           3,551               30
Payments for redemptions                                   (1,409)      (1,476)            (2,424)            (53)            (442)
                                                      ----------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                  70,961        4,419             41,558           4,832              647
                                                      ----------------------------------------------------------------------------
Total increase (decrease) in contract owners' equity       70,343        1,318             32,753           4,871           (1,148)

CONTRACT OWNERS' EQUITY

Beginning of period                                        13,678       20,484             40,635               4            4,785
                                                      ----------------------------------------------------------------------------

End of period                                         $    84,021       21,802             73,388           4,875            3,637
                                                      ============================================================================

                                                           American Century Variable
                                                                Portfolios, Inc.                       Credit Suisse Funds
                                                      -------------------------------------   ----------------------------------
                                                      American Century                                            Credit Suisse
                                                        VP Income &       American Century     Credit Suisse       Global Post-
                                                           Growth             VP Value        Emerging Markets   Venture Capital
                                                        Subaccount           Subaccount          Subaccount        Subaccount
                                                      -------------------------------------   ----------------------------------
OPERATIONS

Net investment income (loss)                                       (41)                (176)              (185)             (122)

Net realized gain (loss) on sale of investments
                                                                  (482)                 495             (1,775)             (626)

Change in unrealized appreciation (depreciation) of
 investments                                                         9                1,267                579            (2,242)
                                                      -------------------------------------   ----------------------------------
     Net increase (decrease) in contract owners'
      equity resulting from operations                            (514)               1,586             (1,381)           (2,990)
                                                      -------------------------------------   ----------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                844                4,086              8,319             8,103
Net transfer (to) from affiliate and subaccounts                   749               15,893                 86               227
Payments for redemptions                                          (567)              (1,090)              (340)             (286)
                                                      -------------------------------------   ----------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                        1,026               18,889              8,065             8,044
                                                      -------------------------------------   ----------------------------------
Total increase (decrease) in contract owners' equity               512               20,475              6,684             5,054

CONTRACT OWNERS' EQUITY

Beginning of period                                              4,891                2,980              9,977             8,928
                                                      -------------------------------------   ----------------------------------

End of period                                                    5,403               23,455             16,661            13,982
                                                      =====================================   ==================================

                                                         The Dreyfus
                                                           Socially           Dreyfus
                                                          Responsible        Investment
                                                       Growth Fund, Inc.     Portfolios
                                                    -------------------------------------
                                                       Dreyfus Socially
                                                         Responsible         Dreyfus I.P.
                                                         Growth Fund        MidCap Stock
                                                          Subaccount         Subaccount
                                                    -------------------------------------
OPERATIONS

Net investment income (loss)                                        (188)            (335)

Net realized gain (loss) on sale of investments                   (1,049)             (86)

Change in unrealized appreciation (depreciation) of
 investments                                                      (2,190)           1,728
                                                      -----------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                           (3,427)           1,307
                                                      -----------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                7,247           51,129
Net transfer (to) from affiliate and subaccounts                   1,594           19,611
Payments for redemptions                                            (705)            (992)
                                                      -----------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                          8,136           69,748
                                                      -----------------------------------
Total increase (decrease) in contract owners' equity               4,709           71,055

CONTRACT OWNERS' EQUITY

Beginning of period                                               10,946           13,397
                                                      -----------------------------------

End of period                                                     15,655           84,452
                                                      ===================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                     Fidelity Variable Insurance Products
                                                    Fund                          Fidelity Variable Insurance Products Fund II
                                   ------------------------------------------------------------------------------------------------
                                   Fidelity VIP Equity                      Fidelity VIP II   Fidelity VIP II  Fidelity VIP II Index
                                         Income        Fidelity VIP Growth   Asset Manager       Contrafund           500
                                       Subaccount          Subaccount          Subaccount        Subaccount        Subaccount
                                   ------------------------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                    2,111                4,960              326            1,703                    (18)

Net realized gain (loss) on
 sale of investments                           (2,511)             (16,676)            (890)          (9,096)                (6,662)

Change in unrealized appreciation
 (depreciation) of investments                 (2,765)              (6,202)             151           (3,036)               (13,968)
                                   ------------------------------------------------------------------------------------------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                  (3,165)             (17,918)            (413)         (10,429)               (20,648)
                                   ------------------------------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                             6,760               11,996              736            7,004                 15,974
Net transfer (to) from affiliate
 and subaccounts                                7,682                1,654             (207)          (5,172)                 6,729
Payments for redemptions                       (4,509)              (6,721)            (702)          (5,537)               (10,543)
                                   ------------------------------------------------------------------------------------------------

     Net increase (decrease) from
      contract owners' equity
      transactions                              9,933                6,929             (173)          (3,705)                12,160
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                        6,768              (10,989)            (586)         (14,134)                (8,488)

CONTRACT OWNERS' EQUITY

Beginning of period                            43,363               92,544            7,816           76,648                155,746
                                   ------------------------------------------------------------------------------------------------

End of period                                  50,131               81,555            7,230           62,514                147,258
                                   ================================================================================================

                                    Franklin Templeton  Invesco Variable
                                    Variable Insurance  Investment Funds,
                                     Products Trust          Inc.
                                    ------------------  -----------------
                                        Templeton
                                       Developing         Invesco VIF
                                    Markets Securities     Utilities
                                        Subaccount       Subaccount (a)
                                    ------------------  -----------------
OPERATIONS

Net investment income (loss)                         -              47

Net realized gain (loss) on
 sale of investments                                (1)           (323)

Change in unrealized appreciation
 (depreciation) of investments                      (2)           (154)
                                    ------------------  -----------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                       (3)           (430)
                                    ------------------  -----------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                                  2           5,405
Net transfer (to) from affiliate
 and subaccounts                                     -           1,915
Payments for redemptions                            (2)            (65)
                                    ------------------  -----------------

     Net increase (decrease) from
      contract owners' equity
      transactions                                   -           7,255
                                    ------------------  -----------------

Total increase (decrease) in
 contract owners' equity                            (3)          6,825

CONTRACT OWNERS' EQUITY

Beginning of period                                 33               -
                                    ------------------  -----------------

End of period                                       30           6,825
                                    ==================  =================

                                                                           Janus Aspen Series
                                    -----------------------------------------------------------------------------------------------
                                                                       Janus Aspen                   Janus Aspen
                                       Janus Aspen      Janus Aspen      Capital      Janus Aspen     Growth and     Janus Aspen
                                    Aggressive Growth     Balanced    Appreciation      Growth          Income    Worlddwide Growth
                                       Subaccount        Subaccount    Subaccount      Subaccount     Subaccount     Subaccount
                                    -----------------------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                   (1,359)        2,089             (9)        (2,689)          (198)            (2,445)

Net realized gain (loss) on
 sale of investments                          (53,957)       (1,697)          (138)       (24,674)         1,190                803

Change in unrealized appreciation
 (depreciation) of investments                 (3,877)      (10,970)          (446)       (45,271)       (15,755)           (69,116)

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                 (59,193)      (10,578)          (593)       (72,634)       (14,763)           (70,758)
                                    -----------------------------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                            15,276        16,805             80         16,023          1,741             25,115
Net transfer (to) from affiliate
 and subaccounts                              (14,797)       (3,392)            91        (24,635)        (9,913)           (32,891)
Payments for redemptions                       (6,650)      (12,492)          (102)       (14,613)        (3,892)           (16,475)
                                    -----------------------------------------------------------------------------------------------

     Net increase (decrease) from
      contract owners' equity
      transactions                             (6,171)          921             69        (23,225)       (12,064)           (24,251)
                                    -----------------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                      (65,364)       (9,657)          (524)       (95,859)       (26,827)           (95,009)

CONTRACT OWNERS' EQUITY

Beginning of period                           147,061       171,038          2,567        285,497        101,356            307,150
                                    -----------------------------------------------------------------------------------------------

End of period
                                               81,697       161,381          2,043        189,638         74,529            212,141
                                    ===============================================================================================

See accompanying notes to financial statements

(a) For the period (commencement of operations): May 1, 2001 - December 31,
2001.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                            J.p. Morgan Series       Pilgrim Emerging    Pilgrim Natural
                                                 Trust II            Markets Fund, Inc.  Resources Trust
                                            ------------------       ------------------  ---------------
                                            J.P. Morgan Small          Pilgrim Emerging   Pilgrim Natural
                                                 Company             Markets Fund, Inc.  Resources Trust
                                                Subaccount               Subaccount         Subaccount
                                            ------------------       ------------------  ---------------
OPERATIONS

Net investment income (loss)                              (114)                   1,043              (13)

Net realized gain (loss) on
 sale of investments                                      (570)                  (3,380)            (211)

Change in unrealized appreciation
 (depreciation) of investments                             692                      989             (821)
                                            ------------------       ------------------  ---------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                                8                   (1,348)          (1,045)
                                            ------------------       ------------------  ---------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                                      2,799                      602              426
Net transfer (to) from affiliate
 and subaccounts                                         6,662                   (1,249)          (1,134)
Payments for redemptions                                  (419)                    (542)            (461)
                                            ------------------       ------------------  ---------------

     Net increase (decrease) from
      contract owners' equity
      transactions                                       9,042                   (1,189)          (1,169)
                                            ------------------       ------------------  ---------------

Total increase (decrease) in
 contract owners' equity                                 9,050                   (2,537)          (2,214)

CONTRACT OWNERS' EQUITY

Beginning of period                                      1,688                    7,704            5,551
                                            ------------------       ------------------  ---------------

End of period                                           10,738                    5,167            3,337
                                            ==================       ==================  ===============

                                            PIMCO Variable Insurance Trust
                                           ---------------------------------
                                           PIMCO Foreign         PIMCO Low
                                               Bond            Duration Bond
                                            Subaccount           Subaccount
                                           ---------------------------------
OPERATIONS

Net investment income (loss)                          12                  14

Net realized gain (loss) on
 sale of investments                                   2                   3

Change in unrealized appreciation
 (depreciation) of investments                        12                   2
                                           ---------------------------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                         26                  19
                                           ---------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                                    6                   2
Net transfer (to) from affiliate
 and subaccounts                                     (85)                (55)
Payments for redemptions                             (40)                (27)
                                           ---------------------------------

     Net increase (decrease) from
      contract owners' equity
      transactions                                  (119)                (80)
                                           ---------------------------------

Total increase (decrease) in
 contract owners' equity                             (93)                (61)

CONTRACT OWNERS' EQUITY

Beginning of period                                  481                 339
                                           ---------------------------------

End of period                                        388                 278
                                           =================================

                                                           Scudder Variable  Series I
                                     -----------------------------------------------------------------
                                      Scudder 21st                     Scudder Capital  Scudder Global
                                     Century Growth    Scudder  Bond       Growth         Discovery
                                       Subaccount       Subaccount       Subaccount       Subaccount
                                     -----------------------------------------------------------------
OPERATIONS

Net investment income (loss)                 (180)             119            3,153              107

Net realized gain (loss) on
 sale of investments                         (433)             104           (1,068)              61

Change in unrealized appreciation
 (depreciation) of investments               (837)             (23)          (8,582)         (15,681)
                                     -----------------------------------------------------------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations              (1,450)             200           (6,497)         (15,513)
                                     -----------------------------------------------------------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                        17,085            4,004           22,254           32,278
Net transfer (to) from affiliate
 and subaccounts                            6,570            8,667            3,615           10,335
Payments for redemptions                     (298)            (753)          (1,284)          (2,017)
                                     -----------------------------------------------------------------

     Net increase (decrease) from
      contract owners' equity
      transactions                         23,357           11,918           24,585           40,596
                                     -----------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                   21,907           12,118           18,088           25,083

CONTRACT OWNERS' EQUITY

Beginning of period                         4,161            1,340           27,244           49,508
                                     -----------------------------------------------------------------

End of period                              26,068           13,458           45,332           74,591
                                     =================================================================

                                                         Scudder Variable  Series I
                                     ---------------------------------------------------------------
                                     Scudder Growth   Scudder Health      Scudder      Scudder Money
                                       and Income        Sciences      International       Market
                                       Subaccount     Subaccount(b)      Subaccount      Subaccount
                                     ---------------------------------------------------------------
OPERATIONS

Net investment income (loss)                    513              (25)         10,843               3

Net realized gain (loss) on
 sale of investments                         (1,026)              (4)        (26,888)              -

Change in unrealized appreciation
 (depreciation) of investments               (2,976)           1,606          (2,774)              -
                                     ---------------------------------------------------------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                (3,489)           1,577         (18,819)              3
                                     ---------------------------------------------------------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                          18,888           32,945          39,682               9
Net transfer (to) from affiliate
 and subaccounts                              5,061           10,307           5,342             (48)
Payments for redemptions                       (912)            (286)         (2,621)            (22)
                                     ---------------------------------------------------------------

     Net increase (decrease) from
      contract owners' equity
      transactions                           23,037           42,966          42,403             (61)
                                     ---------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                     19,548           44,543          23,584             (58)

CONTRACT OWNERS' EQUITY

Beginning of period                          24,081                -          58,687             123
                                     ---------------------------------------------------------------

End of period                                43,629           44,543          82,271              65
                                     ===============================================================

See accompanying notes to financial statements
(b) For the period (commencement of operations): May 1, 2001 - December 31,
2001.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                 Scudder Variable Series II
                                          -------------------------------------------------------------------------
                                                Scudder                               Scudder        Scudder Global
                                           Aggressive Growth  Scudder Blue Chip   Contrarian Value     Blue Chip
                                              Subaccount         Subaccount          Subaccount        Subaccount
                                          -------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                            (142)              (768)               226              117

Net realized gain (loss) on sale
 of investments                                       (1,231)              (394)            (3,562)             (87)

Change in unrealized appreciation
 (depreciation) of investments                        (5,518)           (11,570)             3,923           (2,222)
                                          -------------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                       (6,891)           (12,732)               587           (2,192)
                                          -------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                   19,927             41,555             34,423           13,651
Net transfer (to) from affiliate and
 subaccounts                                           3,534             11,326             15,252            1,631
Payments for redemptions                              (1,298)            (5,360)            (9,600)            (516)
                                          -------------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                     22,163             47,521             40,075           14,766
                                          -------------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                       15,272             34,789             40,662           12,574

CONTRACT OWNERS' EQUITY

Beginning of period                                   24,812             62,373             88,013           10,292
                                          -------------------------------------------------------------------------

End of period                                         40,084             97,162            128,675           22,866
                                          =========================================================================

                                                               Scudder Variable Series II
                                           -----------------------------------------------------------------
                                            Scudder
                                           Government                                        Scudder Horizon
                                           Securities   Scudder Growth   Scudder High Yield        10+
                                           Subaccount     Subaccount         Subaccount         Subaccount
                                           -----------------------------------------------------------------
OPERATIONS

Net investment income (loss)                    2,428           27,435               18,836            1,121

Net realized gain (loss) on sale
 of investments                                 2,369          (42,881)             (28,541)          (2,021)

Change in unrealized appreciation
 (depreciation) of investments                  1,063          (82,605)              13,300              722
                                           -----------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                 5,860          (98,051)               3,595             (178)
                                           -----------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                            68,231           33,092               29,931              483
Net transfer (to) from affiliate and
 subaccounts                                   27,492          (12,697)               9,089          (13,207)
Payments for redemptions                      (11,615)         (44,679)             (26,200)            (454)
                                           -----------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions              84,108          (24,284)              12,820          (13,178)
                                           -----------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                89,968         (122,335)              16,415          (13,356)

CONTRACT OWNERS' EQUITY

Beginning of period                            70,681          424,289              173,118           13,356
                                           -----------------------------------------------------------------

End of period                                 160,649          301,954              189,533                -
                                           =================================================================

                                                                    Scudder Variable Series II
                                           ----------------------------------------------------------------------------
                                                                                  Scudder      Scudder
                                           Scudder Horizon                     International  Investment  Scudder Money
                                                 20+        Scudder Horizon 5    Research     Grade Bond      Market
                                             Subaccount        Subaccount       Subaccount    Subaccount    Subaccount
                                           ----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                           559                420         13,366         902          5,627

Net realized gain (loss) on sale
 of investments                                     (1,456)              (617)       (26,243)        420              -

Change in unrealized appreciation
 (depreciation) of investments                         623                166        (13,717)       (239)             -
                                           ----------------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                       (274)               (31)       (26,594)      1,083          5,627
                                           ----------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                    367                232          9,594      28,647        467,417
Net transfer (to) from affiliate and
 subaccounts                                        (8,018)            (7,140)        (5,250)     15,137       (113,554)
Payments for redemptions                              (398)              (498)       (11,880)     (4,263)       (96,321)
                                           ----------------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                   (8,049)            (7,406)        (7,536)     39,521        257,542
                                           ----------------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                     (8,323)            (7,437)       (34,130)     40,604        263,169

CONTRACT OWNERS' EQUITY

Beginning of period                                  8,323              7,437        107,298      24,478        144,344
                                           ----------------------------------------------------------------------------

End of period                                            -                  -         73,168      65,082        407,513
                                           ============================================================================

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                     Scudder Variable Series II
                                           ------------------------------------------------------------------------------
                                                                                                                 Scudder
                                            Scudder New   Scudder Small   Scudder Small   Scudder Strategic    Technology
                                               Europe       Cap Growth      Cap Value           Income           Growth
                                             Subaccount     Subaccount     Subaccount         Subaccount       Subaccount
                                           ------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                        (39)         19,821            (687)                (69)       (2,251)

Net realized gain (loss) on sale
 of investments                                  (1,407)        (32,119)            897                 248        (1,442)

Change in unrealized appreciation
 (depreciation) of investments                   (1,282)        (43,474)         10,183                  25       (60,716)
                                           ------------------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                  (2,728)        (55,772)         10,393                 204       (64,409)
                                           ------------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                              10,800          39,205          45,871               6,159        70,793
Net transfer (to) from affiliate and
 subaccounts                                      4,252          (1,696)         29,421               2,441       117,727
Payments for redemptions                           (344)        (14,122)         (4,126)               (519)       (4,359)
                                           ------------------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                14,708          23,387          71,166               8,081       184,161
                                           ------------------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                  11,980         (32,385)         81,559               8,285       119,752

CONTRACT OWNERS' EQUITY

Beginning of period                               3,742         184,920          32,322               3,214        97,837
                                           ------------------------------------------------------------------------------

End of period                                    15,722         152,535         113,881              11,499       217,589
                                           ==============================================================================

                                                                  Scudder Variable Series II
                                            ---------------------------------------------------------------------
                                            Scudder Total       SVS Dreman       SVS Dreman High    SVS Dynamic
                                               Return       Financial Services    Return Equity        Growth
                                             Subaccount         Subaccount           Subaccount     Subaccount(c)
                                            ---------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                       31,911                  (97)             (907)             (29)

Net realized gain (loss) on sale
 of investments                                   (11,356)                 749               228             (158)

Change in unrealized appreciation
 (depreciation) of investments                    (65,762)              (1,843)              928            1,128
                                            ---------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                   (45,207)              (1,191)              249              941
                                            ---------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                55,750               29,969           167,852           15,136
Net transfer (to) from affiliate and
 subaccounts                                       24,024                6,846            54,385            3,698
Payments for redemptions                          (71,022)              (1,177)           (5,557)            (109)
                                            ---------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                   8,752               35,638           216,680           18,725
                                            ---------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                   (36,455)              34,447           216,929           19,666

CONTRACT OWNERS' EQUITY

Beginning of period                               603,435               17,183            63,520                -
                                            ---------------------------------------------------------------------

End of period                                     566,980               51,630           280,449           19,666
                                            =====================================================================

                                                                 Scudder Variable Series II
                                            ------------------------------------------------------------------
                                            SVS Focus Value      SVS Focused    SVS Growth and     SVS Growth
                                               + Growth       Large Cap Growth      Income       Opportunities
                                              Subaccount         Subaccount       Subaccount       Subaccount
                                            ------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                          2,443               (160)           (565)           (981)

Net realized gain (loss) on sale
 of investments                                      (1,975)              (458)           (344)           (932)

Change in unrealized appreciation
 (depreciation) of investments                       (7,822)            (1,113)         (5,511)        (16,177)
                                            ------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                      (7,354)            (1,731)         (6,420)        (18,090)
                                            ------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                  16,182             25,144          63,069          52,213
Net transfer (to) from affiliate and
 subaccounts                                          3,645              7,756          16,830          14,805
Payments for redemptions                             (4,088)              (470)         (1,914)         (1,711)
                                            ------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                    15,739             32,430          77,985          65,307
                                            ------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                       8,385             30,699          71,565          47,217

CONTRACT OWNERS' EQUITY

Beginning of period                                  43,425              7,199          34,203          46,795
                                            ------------------------------------------------------------------

End of period                                        51,810             37,898         105,768          94,012
                                            ==================================================================

See accompanying notes to financial statements
(c) For the period (commencement of operations): May 1, 2001 - December 31,
2001.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                        Scudder Variable Series II
                                              ------------------------------------------------------------------
                                                               SVS Mid Cap     SVS Strategic       SVS Venture
                                              SVS Index 500       Growth           Equity             Value
                                                Subaccount     Subaccount(d)    Subaccount(d)      Subaccount(d)
                                              ------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                           (482)              38               (3)              (108)

Net realized gain (loss) on sale
 of investments                                      (3,794)             (38)            (225)              (308)

Change in unrealized appreciation
(depreciation) of investments                        (3,696)           1,469              601              2,396
                                              ------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                      (7,972)           1,469              373              1,980
                                            --------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                  90,220           28,315           26,789             61,824
Net transfer (to) from affiliate and
 subaccounts                                         22,650           11,033            8,370             24,054
Payments for redemptions                             (2,430)            (152)             (90)              (400)
                                              ------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                   110,440           39,196           35,069             85,478
                                              ------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                     102,468           40,665           35,442             87,458

CONTRACT OWNERS' EQUITY

Beginning of period                                  42,884                -                -                  -
                                              ------------------------------------------------------------------

End of period                                       145,352           40,665           35,442             87,458
                                              ==================================================================

See accompanying notes to financial statements
(d) For the period (commencement of operations): May 1, 2001 to December 31,
2001.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

KILICO Variable Annuity Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly owned subsidiary of Zurich Group Holding ("ZGH") and an indirect wholly-owned subsidiary of Zurich Financial Services ("ZFS"), both of which are Swiss holding companies.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from KILICO's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business KILICO may conduct.

The Separate Account is used to fund contracts or certificates (collectively referred to as "Contracts") for Kemper Advantage III periodic and flexible payment variable annuity contracts ("Kemper Advantage III"), Scudder Passport individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Passport"), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Destinations"), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts ("Farmers Variable Annuity I"), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred"), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred Plus"), Scudder ZS4 individual and group variable and market value adjusted deferred annuity contracts ("Scudder ZS4") and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts ("Zurich Archway"). The Separate Account is divided into a total of sixty-four subaccounts with various subaccount options available to contract owners depending upon their respective Contracts.

The Kemper Advantage III contracts have thirty-four subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the ING VP Emerging Markets Fund, Inc., the ING VP Natural Resources Trust, the Scudder Variable Series I, and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Scudder Passport contracts have thirteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Scudder Variable Series II, an open-end diversified management investment company.

The Scudder Destinations contracts have forty-two subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the INVESCO Variable Investment Funds, Inc., the Janus Aspen Series, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Farmers Variable Annuity I contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Zurich Preferred contracts have twenty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Zurich Preferred Plus contracts have twenty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Scudder ZS4 contracts have forty subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the INVESCO Variable Investment Funds, Inc., the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Zurich Archway contracts have twenty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Scudder New Europe fund was closed by the investment manager of the Scudder Variable Series II effective November 1, 2002. All monies not reallocated by contract owners by this date were transferred to Scudder International Select Equity subaccount.

Deutsche Asset Management, formerly Zurich Scudder Investments, Inc. ("ZSI"), formally an affiliated company, is the investment manager of the Scudder Variable Series I and the Scudder Variable Series II series of funds. On April 8, 2002, ZFS announced the completion of the sale of ZSI to Deutsche Bank ("DB"). DB acquired 100% of ZSI, with the exception of ZSI's UK operations, Threadneedle Investments.

See respective contract Prospectus of each product for further description and benefits.

(2) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The investments are stated at current market value, which is based on the closing net asset value at December 31, 2002.

SECURITY TRANSACTIONS

Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividend income, which includes capital gain distributions, is recorded as income on the ex-dividend date. Realized gains and losses from sales of investment shares are generally reported on a first in, first out (FIFO) cost basis.

ACCUMULATION UNIT VALUATION

On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

FEDERAL INCOME TAXES

The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account affect liabilities under the contract and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

NET TRANSFERS (TO) FROM AFFILIATE OR SUBACCOUNTS

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners' interest to or from another eligible subaccount or to the general account of KILICO.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of revenues, expenses, assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. Actual results could differ from these estimates.

ANNUITY PAYOUTS

Net assets allocated to contracts in the annuity payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 2.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 2.5 percent to 7.75 percent, as regulated by the laws of respective states. The mortality risk is fully born by Kemper Investors Life Insurance Company and may result in additional amounts being transferred into the variable annuity account by Kemper Investors Life Insurance Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

(3) PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002, are as follows (in thousands):

                                                                            PURCHASES        SALES
                                                                           ---------------------------
THE ALGER AMERICAN FUND:
Alger American Balanced Subaccount .....................................   $     7,843    $     6,120
Alger American Growth Subaccount .......................................        17,176         11,254
Alger American Leveraged AllCap Subaccount .............................        20,969         10,751
Alger American MidCap Growth Subaccount ................................         3,164          2,647
Alger American Small Capitalization Subaccount .........................        18,123         17,543

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
American Century VP Income & Growth Subaccount .........................         5,584          4,552
American Century VP Value Subaccount ...................................        19,255         17,548

CREDIT SUISSE TRUST:
Credit Suisse Trust Emerging Markets Subaccount ........................        11,009          7,883
Credit Suisse Trust Global Post-Venture Capital Subaccount .............         5,829          2,234

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:
Dreyfus Socially Responsible Growth Subaccount .........................         6,972          3,953

DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus I.P. Mid Cap Stock Subaccount ..................................         9,873          8,415

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
Fidelity VIP Equity Income Subaccount ..................................        31,377         25,962
Fidelity VIP Growth Subaccount .........................................        61,253         39,860

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
Fidelity VIP II Asset Manager Subaccount ...............................         6,156          5,141
Fidelity VIP II Contrafund Subaccount ..................................        41,978         35,432
Fidelity VIP II Index 500 Subaccount ...................................       113,837         93,016

                                                                            PURCHASES        SALES
                                                                           --------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Templeton Developing Markets Securities Subaccount .....................   $         2    $         1

ING VP EMERGING MARKETS FUND, INC.:
ING VP Emerging Markets Subaccount .....................................         6,197          4,915

ING VP NATURAL RESOURCES TRUST:
ING VP Natural Resources Trust Subaccount ..............................         3,363          3,127

INVESCO VARIABLE INVESTMENT FUNDS, INC.:
INVESCO VIF-Utilities Subaccount .......................................         3,657          3,053

JANUS ASPEN SERIES:
Janus Aspen Aggressive Growth Subaccount ...............................        86,979         41,782
Janus Aspen Balanced Subaccount ........................................       102,415         92,138
Janus Aspen Capital Appreciation Subaccount ............................           877            496
Janus Aspen Growth Subaccount ..........................................       150,540         91,884
Janus Aspen Growth and Income Subaccount ...............................        21,768         18,477
Janus Aspen Worldwide Growth Subaccount ................................       222,616        181,679

J.P. MORGAN SERIES TRUST II:
J.P. Morgan Small Company Subaccount ...................................        14,891         13,128

PIMCO VARIABLE INSURANCE TRUST:
PIMCO Foreign Bond Subaccount ..........................................           200            210
PIMCO Low Duration Subaccount ..........................................            78             81

SCUDDER VARIABLE SERIES I:
Scudder 21st Century Growth Subaccount .................................         6,446          3,441
Scudder Bond Subaccount ................................................        10,624         10,482
Scudder Capital Growth Subaccount ......................................        10,180          5,314
Scudder Global Discovery Subaccount ....................................        11,471          6,765
Scudder Growth and Income Subaccount ...................................        18,418         13,916
Scudder Health Sciences Subaccount .....................................         8,204          6,714
Scudder International Subaccount .......................................     1,007,646        995,664
Scudder Money Market Subaccount ........................................            71             71

SCUDDER VARIABLE SERIES II:
Scudder Aggressive Growth Subaccount ...................................        21,273         12,335
Scudder Blue Chip Subaccount ...........................................        18,804         13,909
Scudder Contrarian Value Subaccount ....................................        48,349         43,035
Scudder Global Blue Chip Subaccount ....................................         8,144          6,250
Scudder Government Securities Subaccount ...............................        63,702         66,252
Scudder Growth Subaccount ..............................................       222,481        136,500
Scudder High Income Subaccount .........................................       150,004        122,349
Scudder International Select Equity Subaccount .........................        65,337         43,201
Scudder Investment Grade Bond Subaccount ...............................        16,885         17,355
Scudder Money Market Subaccount ........................................     1,461,545      1,461,545
Scudder New Europe Subaccount ..........................................        26,488         20,363
Scudder Small Cap Growth Subaccount ....................................       142,790         88,361
Scudder Strategic Income Subaccount ....................................        10,266         10,647
Scudder Technology Growth Subaccount ...................................        45,302         17,056
Scudder Total Return Subaccount ........................................       360,083        292,706

                                                                            PURCHASES        SALES
                                                                           -----------    -----------
SCUDDER VARIABLE SERIES II (CONTINUED):
SVS Davis Venture Value Subaccount .....................................   $    15,517    $    13,179
SVS Dreman Financial Services Subaccount ...............................         8,327          8,906
SVS Dreman High Return Equity Subaccount ...............................        23,318         21,571
SVS Dreman Small Cap Value Subaccount ..................................        40,981         44,031
SVS Eagle Focused Large Cap Growth Subaccount ..........................         8,461          5,059
SVS Focus Value + Growth Subaccount ....................................        21,348         14,150
SVS Index 500 Subaccount ...............................................        42,312         30,985
SVS INVESCO Dynamic Growth Subaccount ..................................         7,280          6,096
SVS Janus Growth and Income Subaccount .................................        15,832         10,575
SVS Janus Growth Opportunities Subaccount ..............................        13,114          6,233
SVS Oak Strategic Equity Subaccount ....................................        13,714         10,272
SVS Turner Mid-Cap Growth Subaccount ...................................         9,190          6,955

(4) EXPENSES AND RELATED PARTY TRANSACTIONS

KILICO assumes mortality risks associated with the annuity contracts as benefits paid to the contract owner or beneficiary may exceed contract value. KILICO also incurs all expenses involving administration and maintenance of the contracts, which may exceed charges assessed. In return, KILICO assesses that portion of each subaccount representing assets under the following contracts with a daily asset charge for mortality and expense risk and administrative costs:

Kemper Advantage III flexible payment contracts an aggregate of one percent (1.00%) per annum.

Kemper Advantage III periodic payment contracts an aggregate of one and three-tenths percent (1.30%) per annum.

Scudder Passport contracts an aggregate of one and one-quarter percent (1.25%) per annum.

Scudder Destinations contracts an aggregate of one and four-tenths percent (1.40%) per annum.

Farmers Variable Annuity I contracts an aggregate of one and four-tenths percent (1.40%) per annum.

Zurich Preferred contracts an aggregate of one and one-quarter percent (1.25%) per annum.

Zurich Preferred Plus contracts an aggregate of one and one-half percent (1.50%) per annum.

Scudder ZS4 contracts an aggregate of one and seven-tenths percent (1.70%) per annum.

Zurich Archway contracts an aggregate of one and seven-tenths percent (1.70%) per annum.

The Scudder Passport and Scudder Destinations contracts offer the dollar cost averaging (DCA) program through the Money Market Subaccount and have no daily asset charge deduction.

KILICO also assesses each Kemper Advantage III contract participating in one or more of the subaccounts at any time during the year a records maintenance charge. For contracts purchased prior to June 1, 1993, the charge is $25 and is assessed on December 31st of each calendar year. For contracts purchased June 1, 1993 and subsequent, the charge is a maximum of $36 per year and is assessed ratably every quarter of each calendar year, except in those states which have yet to approve these contract charges. The charge is assessed whether or not any purchase payments have been made during the year. KILICO also assesses against each Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Scudder ZS4 and Zurich Archway contract participating in one or more of the subaccounts a records maintenance charge of $30, generally taken at the end of each contract year. KILICO assesses each Zurich Preferred and Zurich Preferred Plus contract participating in one or more of the subaccounts a records maintenance charge of $7.50 quarterly for contracts with contract value under $25,000 and $3.75 quarterly for contracts with contract value between $25,000 and $50,000. The records maintenance charge for Kemper Advantage III, Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Zurich Preferred, Zurich Preferred Plus, Scudder ZS4 and Zurich Archway contracts are waived for all individual contracts whose investment value exceeds $50,000 on the date of assessment.

For contracts issued prior to May 1, 1994, KILICO has undertaken to reimburse each of the Kemper Advantage III contract owners participating in the Scudder Money Market, Scudder Total Return, Scudder High Yield and Scudder Growth Subaccounts, whose direct and indirect operating expenses exceed eighty hundredths of one percent (.80%) of average daily net assets. During the year ended December 31, 2002, no such payment was required.

KILICO assesses an annual charge for the Guaranteed Retirement Income Benefit ("GRIB") option, related to the Scudder Destinations and Farmers Variable Annuity I contracts. GRIB guarantees the minimum benefit value that will be applied to purchase an annuity option. The annual charge of .25% of contract value, if taken, will be deducted pro rata from each invested subaccount quarterly.

Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge due to KILICO.

Investors Brokerage Services, Inc. and PMG Securities, Inc., wholly-owned subsidiaries of KILICO, are the principal underwriters for the Separate Account.

(5) CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2002 were as follows (in thousands):

                                                                                                  NET INCREASE
                                                                UNITS ISSUED    UNITS REDEEMED     (DECREASE)
                                                               --------------   --------------   --------------
THE ALGER AMERICAN FUND:
Alger American Balanced Subaccount                                      8,101            6,141            1,960
Alger American Growth Subaccount                                          252              230               22
Alger American Leveraged AllCap Subaccount                              5,885            5,717              168
Alger American MidCap Growth Subaccount                                   355              145              210
Alger American Small Capitalization Subaccount                          1,207            1,152               55

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
American Century VP Income & Growth Subaccount                          3,313            1,248            2,065
American Century VP Value Subaccount                                    3,896            3,325              571

CREDIT SUISSE TRUST:
Credit Suisse Trust Emerging Markets Subaccount                         3,173            2,529              644
Credit Suisse Trust Global Post-Venture Capital Subaccount              1,494            1,090              404

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC:
Dreyfus Socially Responsible Growth Subaccount                          1,052              941              111

DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus I.P. Mid Cap Stock Subaccount                                   9,897            7,000            2,897

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
Fidelity VIP Equity Income Subaccount                                     930              744              186
Fidelity VIP Growth Subaccount                                            630              673              (43)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
Fidelity VIP II Asset Manager Subaccount                                  102              133              (31)
Fidelity VIP II Contrafund Subaccount                                     885              959              (74)
Fidelity VIP II Index 500 Subaccount                                      345              492             (147)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Templeton Developing Markets Securities Subaccount                          1                1                0

ING VP EMERGING MARKETS FUND, INC.:
ING VP Emerging Markets Subaccount                                        611              517               94

ING VP NATURAL RESOURCES TRUST:
ING VP Natural Resources Trust Subaccount                                 119              134              (15)

INVESCO VARIABLE INVESTMENT FUNDS, INC.:
INVESCO VIF-Utilities Subaccount                                        3,431            2,797              634

                                                                                                  NET INCREASE
                                                                UNITS ISSUED    UNITS REDEEMED     (DECREASE)
                                                               --------------   --------------   --------------
JANUS ASPEN SERIES:
Janus Aspen Aggressive Growth Subaccount                                1,452            1,536              (84)
Janus Aspen Balanced Subaccount                                         1,558            1,828             (270)
Janus Aspen Capital Appreciation Subaccount                               389              438              (49)
Janus Aspen Growth Subaccount                                           3,899            6,593           (2,694)
Janus Aspen Growth and Income Subaccount                                1,719            2,983           (1,264)
Janus Aspen Worldwide Growth Subaccount                                 2,958            3,921             (963)

J.P. MORGAN SERIES TRUST II:
J.P. Morgan Small Company Subaccount                                    1,358            1,361               (3)

PIMCO VARIABLE INSURANCE TRUST:
PIMCO Foreign Bond Subaccount                                              85              102              (17)
PIMCO Low Duration Subaccount                                              43               48               (5)

SCUDDER VARIABLE SERIES I:
Scudder  21st Century Growth Subaccount                                 6,334            4,741            1,593
Scudder Bond Subaccount                                                 2,094            1,714              380
Scudder Capital Growth Subaccount                                       3,382            2,693              689
Scudder Global Discovery Subaccount                                     4,749            4,168              581
Scudder Growth and Income Subaccount                                    4,972            4,320              652
Scudder Health Sciences Subaccount                                      6,424            4,414            2,010
Scudder International Subaccount                                      140,500          138,139            2,361
Scudder Money Market Subaccount                                             4                7               (3)

SCUDDER VARIABLE SERIES II:
Scudder Aggressive Growth Subaccount                                    3,397            3,326               71
Scudder Blue Chip Subaccount                                            8,421            9,032             (611)
Scudder Contrarian Value Subaccount                                    13,582           17,038           (3,456)
Scudder Global Blue Chip Subaccount                                     2,641            2,176              465
Scudder Government Securities Subaccount                               38,240           29,363            8,877
Scudder Growth Subaccount                                               8,300           19,296          (10,996)
Scudder High Income Subaccount                                         27,915           32,435           (4,520)
Scudder International Select Equity Subaccount                         15,466           18,269           (2,803)
Scudder Investment Grade Bond Subaccount                               14,398           12,146            2,252
Scudder Money Market Subaccount                                     1,059,200        1,133,637          (74,437)
Scudder New Europe Subaccount                                           3,192            5,583           (2,391)
Scudder Small Cap Growth Subaccount                                    49,142           53,749           (4,607)
Scudder Strategic Income Subaccount                                     3,920            3,094              826
Scudder Technology Growth Subaccount                                   15,587           13,042            2,545
Scudder Total Return Subaccount                                        10,317           26,363          (16,046)
SVS Davis Venture Value Subaccount                                     16,239           11,039            5,200
SVS Dreman Financial Services Subaccount                                4,811            3,805            1,006
SVS Dreman High Return Equity Subaccount                               30,845           21,435            9,410
SVS Dreman Small Cap Value Subaccount                                  39,866           29,945            9,921
SVS Eagle Focused Large Cap Growth Subaccount                           5,982            3,933            2,049
SVS Focus Value + Growth Subaccount                                     5,198            7,614           (2,416)
SVS Index 500 Subaccount                                               26,664           21,122            5,542
SVS INVESCO Dynamic Growth Subaccount                                   3,274            2,456              818
SVS Janus Growth and Income Subaccount                                 15,764           12,010            3,754
SVS Janus Growth Opportunities Subaccount                              12,792           10,114            2,678
SVS Oak Strategic Equity Subaccount                                     8,384            6,072            2,312
SVS Turner Mid-Cap Growth Subaccount                                    8,766            5,468            3,298

(6) UNIT VALUES AND FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts, net investment income ratios and the expense ratios, excluding expenses of the underlying funds, for each of the two years in the period ended December 31, 2002, follows.

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)   LOWEST  HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
THE ALGER AMERICAN FUND:
Alger American Balanced Subaccount:
2002                                              10,165 $  8.857 $  9.684 $  90,036       1.78%    1.40%    2.05%   -5.43%   -0.08%
2001                                               8,205   10.240   10.240    84,021       1.99%    1.40%    1.40%   -3.29%   -3.29%
Alger American Growth Subaccount:
2002                                                 445    8.649   34.560    15,059       0.04%    1.00%    3.00%  -33.66%   -7.97%
2001                                                 423   40.912   52.093    21,732      14.04%    1.00%    3.00%  -12.95%   13.13%
Alger American Leveraged AllCap Subaccount:
2002                                               9,225    5.281    8.763    48,717       0.01%    1.40%    2.05%  -34.82%   -4.68%
2001                                               9,057    8.103    8.103    73,387       3.24%    1.40%    1.40%  -17.09%  -17.09%
Alger American MidCap Growth Subaccount
2002                                                 383    9.079   19.771     7,526        N/A     1.00%    3.00%  -30.24%   -1.39%
2001                                                 173   28.092   28.342     4,678      33.96%    1.00%    3.00%   -8.01%   -4.13%
Alger American Small Capitalization Subaccount
2002                                                 174    9.454   23.018     3,316        N/A     1.00%    3.00%  -26.96%    2.53%
2001                                                 119   16.250   31.513     3,635       0.05%    1.00%    3.00%  -30.78%  -13.54%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
American Century VP Income & Growth Subaccount
2002                                               2,918    4.947    9.514    14,727       0.53%    1.00%    3.00%  -20.99%    1.88%
2001                                                 853    6.323    6.395     5,410       0.83%    1.00%    3.00%   -9.82%   -8.37%
American Century VP Value Subaccount
2002                                               3,642    6.224    9.636    23,981       6.91%    1.00%    3.00%  -14.55%    1.63%
2001                                               3,071    7.350    7.723    23,380       0.53%    1.00%    3.00%    7.38%   11.70%

CREDIT SUISSE TRUST:
Credit Suisse Trust Emerging Markets Subaccount
2002                                               2,581    7.203    8.660    19,348       0.23%    1.00%    3.00%  -13.34%   -4.47%
2001                                               1,937    8.326    8.611    16,663        N/A     1.00%    3.00%  -11.37%  -10.51%
Credit Suisse Trust Global Post-Venture Capital
 Subaccount
2002                                               1,990    5.725    8.299    11,395        N/A     1.40%    2.05%  -35.07%   -8.69%
2001                                               1,586    8.818    8.818    13,982        N/A     1.40%    1.40%  -29.62%  -29.62%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,
 INC.:
Dreyfus Socially Responsible Growth Subaccount
2002                                               1,731    5.299   19.078    11,679       0.23%    1.00%    3.00%  -29.93%  -29.65%
2001                                               1,620    7.563   27.119    15,699       0.07%    1.00%    3.00%  -23.91%  -16.84%

DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus I.P. Mid Cap Stock Subaccount
2002                                              10,438    9.522    9.664   100,874       0.33%    1.40%    2.05%  -13.70%    1.58%
2001                                               7,541   11.199   11.199    84,453       0.27%    1.40%    1.40%   -4.60%   -4.60%

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)  LOWEST   HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
Fidelity VIP Equity Income Subaccount
2002                                               1,845 $  9.334 $ 25.609 $  44,934       4.04%    1.00%    3.00%  -17.77%    0.96%
2001                                               1,659   22.475   31.143    50,216       5.91%    1.00%    3.00%   -6.46%   -5.90%
Fidelity VIP Growth Subaccount
2002                                               1,600    9.210   35.347    53,797       0.25%    1.00%    3.00%  -30.80%    0.59%
2001                                               1,643   33.204   51.078    81,527       6.97%    1.00%    3.00%  -19.03%  -13.14%

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
Fidelity VIP II Asset Manager Subaccount
2002                                                 292   19.957   20.546     5,884       4.03%    1.00%    2.80%  -10.56%   -9.63%
2001                                                 323   22.326   22.736     7,226       5.70%    1.00%    2.80%   -5.40%   -5.05%
Fidelity VIP II Contrafund Subaccount
2002                                               2,401    9.558   23.079    54,054       0.85%    1.00%    3.00%  -10.25%    0.22%
2001                                               2,475   19.897   25.714    62,588       3.63%    1.00%    3.00%  -13.68%   -5.32%
Fidelity VIP II Index 500 Subaccount
2002                                                 940    9.460  106.090    97,664       1.24%    1.00%    3.00%  -23.02%    1.56%
2001                                               1,087  127.922   137.84   146,877       1.10%    1.00%    3.00%  -13.75%   -9.67%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST:
Templeton Developing Markets Securities
 Subaccount
2002                                                   3    8.725    8.725        29        N/A     1.40%    1.40%   -1.53%   -1.53%
2001                                                   3    8.860    8.860        30        N/A     1.40%    1.40%  -12.68%  -12.68%

ING VP EMERGING MARKETS FUND, INC.:
ING VP Emerging Markets Fund Subaccount
2002                                                 807    4.635    6.628     5,236        N/A     1.00%    2.80%  -11.15%  -10.23%
2001                                                 713    7.247    7.384     5,432      21.69%    1.00%    2.80%  -11.67%  -11.31%

ING VP NATURAL RESOURCES TRUST:
ING VP  Natural Resources Trust Subaccount
2002                                                 242   12.422   12.826     3,033       0.19%    1.00%    2.80%   -4.06%   -3.07%
2001                                                 257   12.958   13.232     3,252        N/A     1.00%    2.80%  -17.13%  -16.77%

INVESCO VARIABLE INVESTMENT FUNDS, INC.:
INVESCO VIF-Utilities Subaccount
2002                                               1,638    5.340    9.919     8,747       0.59%    1.40%    2.05%  -21.42%    4.21%
2001                                               1,004    6.796    6.796     6,825       0.92%    1.40%    1.40%  -32.30%  -32.30%

JANUS ASPEN SERIES:
Janus Aspen Aggressive Growth Subaccount
2002                                               3,312    9.491   17.494    56,666        N/A     1.00%    3.00%  -28.65%    1.24%
2001                                               3,396   21.725   24.518    81,659        N/A     1.00%    3.00%  -40.63%  -23.00%
Janus Aspen Balanced Subaccount
2002                                               5,660    9.836   25.699   141,809       2.44%    1.00%    3.00%   -7.37%    0.33%
2001                                               5,930   22.896   27.744   161,184       2.59%    1.00%    3.00%   -6.17%   -4.07%

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)  LOWEST   HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
JANUS ASPEN SERIES (CONTINUED):
Janus Aspen Capital Appreciation Subaccount
2002                                                 193 $  7.035 $  7.035 $   1,356       0.59%    1.40%    1.40%  -16.84%  -16.84%
2001                                                 242    8.459    8.459     2,043       1.17%    1.40%    1.40%  -23.67%  -23.67%
Janus Aspen Growth Subaccount
2002                                               9,555    7.687   17.102   110,021        N/A     1.00%    3.00%  -27.24%  -16.12%
2001                                              12,249   10.607   23.504   189,564       0.25%    1.00%    3.00%  -26.05%  -21.32%
Janus Aspen Growth and Income Subaccount
2002                                               3,720   11.570   11.570    43,040       0.77%    1.40%    1.40%  -22.62%  -22.62%
2001                                               4,984   14.953   14.953    74,529       1.32%    1.40%    1.40%  -14.57%  -14.57%
Janus Aspen Worldwide Growth Subaccount
2002                                               5,892    8.991   23.259   134,031       0.86%    1.00%    3.00%  -26.24%   -3.80%
2001                                               6,855   28.344   31.533   212,598       0.45%    1.00%    3.00%  -23.77%  -16.33%

J.P. MORGAN SERIES TRUST II:
J.P. Morgan Small Company Subaccount
2002                                                 800    9.176   10.538     8,265       0.24%    1.00%    3.00%  -22.43%    0.82%
2001                                                 803   12.972   13.584    10,764       0.03%    1.00%    3.00%   -9.54%   -3.47%

PIMCO VARIABLE INSURANCE TRUST:
PIMCO Foreign Bond Subaccount
2002                                                  18   11.841   11.841       210       4.34%    1.40%    1.40%    6.68%    6.68%
2001                                                  35   11.099   11.099       389       4.37%    1.40%    1.40%    6.77%    6.77%
PIMCO Low Duration Subaccount
2002                                                  19   11.998   11.998       231       3.94%    1.40%    1.40%    5.57%    5.57%
2001                                                  24   11.366   11.366       278       6.16%    1.40%    1.40%    6.73%    6.73%

SCUDDER VARIABLE SERIES I:
Scudder 21st Century Growth Subaccount
2002                                               5,790    3.598    9.232    20,833        N/A     1.40%    2.05%  -42.07%   -1.78%
2001                                               4,197    6.211    6.211    26,068        N/A     1.40%    1.40%  -24.15%  -24.15%
Scudder Bond Subaccount
2002                                               2,214    7.424   11.785    17,198       6.35%    1.00%    3.00%    5.54%    6.17%
2001                                               1,834    7.034   11.100    13,450       3.25%    1.00%    3.00%    2.42%    5.47%
Scudder Capital Growth Subaccount
2002                                               5,041    7.124   14.451    36,569       0.35%    1.00%    3.00%  -29.89%  -24.13%
2001                                               4,352   10.201   20.611    45,339       9.97%    1.00%    3.00%  -20.72%  -14.48%
Scudder Global Discovery Subaccount
2002                                               7,117    9.017    9.402    64,171        N/A     1.40%    2.05%  -17.62%   -6.11%
2001                                               6,536   11.412   11.412    74,591       1.60%    1.40%    1.40%  -25.64%  -25.64%
Scudder Growth and Income Subaccount
2002                                               5,766    6.464    9.274    37,291       1.06%    1.40%    2.05%  -24.19%   -0.70%
2001                                               5,114    8.527    8.693    43,629       2.74%    1.40%    1.40%  -13.30%  -12.52%
Scudder Health Sciences Subaccount
2002                                               6,232    8.002   10.906    49,863        N/A     1.40%    2.05%  -24.16%    1.28%
2001                                               4,222   10.551   10.551    44,542        N/A     1.40%    1.40%    5.51%    5.51%

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)  LOWEST   HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
SCUDDER VARIABLE SERIES I (CONTINUED):
Scudder International Subaccount
2002                                              12,444 $  6.354 $  8.882 $  83,409       0.88%    1.00%    3.00%  -19.49%  -17.17%
2001                                              10,083    7.892   10.723    82,158      16.43%    1.00%    3.00%  -32.11%  -23.44%
Scudder Money Market Subaccount
2002                                                   3   10.308   10.783        30        N/A     1.40%    1.40%    0.09%    1.49%
2001                                                   6   10.773   10.773        65       4.26%    1.40%    1.40%    2.41%    2.41%

SCUDDER VARIABLE SERIES II:
Scudder Aggressive Growth Subaccount
2002                                               4,070    6.853    9.837    27,890       0.45%    1.40%    2.05%  -27.08%   -1.85%
2001                                               3,999   10.022   10.022    40,084       0.85%    1.40%    1.40%  -22.84%  -22.84%
Scudder Blue Chip Subaccount
2002                                              16,215    0.896    9.379    78,102       0.40%    1.25%    2.05%  -23.08%   -3.11%
2001                                              16,826    1.164    9.680    97,162       0.36%    1.25%    1.40%  -16.97%  -16.86%
Scudder Contrarian Value Subaccount
2002                                              35,977    1.484    9.162   113,597       1.57%    1.00%    2.80%  -16.69%  -16.05%
2001                                              39,433    1.799   10.913   128,715       1.50%    1.00%    2.80%    0.46%    0.85%
Scudder Global Blue Chip Subaccount
2002                                               2,745    8.331    9.319    22,865       0.65%    1.40%    2.05%  -10.43%   -7.08%
2001                                               2,280   10.029   10.029    22,866       2.07%    1.40%    1.40%    1.40%    1.40%
Scudder Government Securities Subaccount
2002                                              50,525    1.275   12.676   237,363       3.09%    1.00%    3.00%    5.67%    6.56%
2001                                              41,648    1.218   11.896   160,645       3.48%    1.00%    3.00%    3.52%    6.64%
Scudder Growth Subaccount
2002                                              54,587    1.360    9.431   178,843        N/A     1.00%    3.00%  -30.28%    0.73%
2001                                              65,583    1.951    8.272   302,393       8.78%    1.00%    3.00%  -23.67%  -14.32%
Scudder High Income Subaccount
2002                                              40,754    0.778   10.239   179,672       9.68%    1.00%    3.00%   -2.50%    5.29%
2001                                              45,274    0.805    9.271   189,316      11.65%    1.00%    3.00%   -2.72%    1.61%
Scudder International Select Equity Subaccount
2002                                              36,850    1.299    9.202    75,047       0.42%    1.00%    2.80%  -15.22%   -1.69%
2001                                              39,653    1.547    7.918    72,774      16.11%    1.00%    2.80%  -25.53%  -25.18%
Scudder Investment Grade Bond Subaccount
2002                                              17,704    1.188   12.110    99,482       3.12%    1.00%    3.00%    5.63%    6.52%
2001                                              15,452    1.135   11.369    64,981       3.41%    1.00%    3.00%    2.24%    4.66%
Scudder Money Market Subaccount
2002                                              54,362    0.990   12.056   306,311       1.39%    1.00%    3.00%   -0.86%    1.36%
2001                                             128,799    1.008   11.894   407,432       3.31%    1.00%    3.00%    0.94%    3.85%
Scudder New Europe Subaccount
2002                                                   -      N/A      N/A         -       2.29%    1.40%    1.40%     N/A      N/A
2001                                               2,391    6.576    6.576    15,722       1.33%    1.40%    1.40%  -30.83%  -30.83%
Scudder Small Cap Growth Subaccount
2002                                              45,002    0.817    9.660   100,125        N/A     1.00%    3.00%  -34.93%    1.94%
2001                                              49,609    1.267    9.348   152,170      12.86%    1.00%    3.00%  -32.12%  -16.19%

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)  LOWEST   HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
SCUDDER VARIABLE SERIES II (CONTINUED):
Scudder Strategic Income Subaccount
2002                                               2,400 $  1.204 $ 11.507 $  24,573       2.28%    1.25%    1.40%    9.77%    9.93%
2001                                               1,574    1.095   10.483    11,501       0.61%    1.25%    1.40%    3.78%    3.92%
Scudder Technology Growth Subaccount
2002                                              28,007    0.575    9.317   145,624       0.11%    1.00%    3.00%  -36.79%    2.62%
2001                                              25,462    0.920    9.079   217,576       0.18%    1.00%    3.00%  -33.63%   -7.58%
Scudder Total Return Subaccount
2002                                              83,840    1.624    9.636   416,026       2.89%    1.00%    3.00%  -16.22%   -9.23%
2001                                              99,886    1.939   10.615   566,841       6.75%    1.00%    3.00%   -7.39%   -5.62%
SVS Davis Venture Value Subaccount
2002                                              14,493    7.816    9.666   113,303       0.15%    1.40%    2.05%  -16.95%    1.47%
2001                                               9,293    9.412    9.412    87,458        N/A     1.40%    1.40%   -5.88%   -5.88%
SVS Dreman Financial Services Subaccount
2002                                               5,697    9.562    9.930    56,572       0.88%    1.40%    2.05%   -9.78%   -0.02%
2001                                               4,691   11.006   11.006    51,630       0.97%    1.40%    1.40%   -6.17%   -6.17%
SVS Dreman High Return Equity Subaccount
2002                                              33,048    9.436    9.591   316,953       1.39%    1.40%    2.05%  -19.17%   -1.19%
2001                                              23,638   11.674   11.865   280,450       0.60%    1.40%    1.40%   -0.34%    0.29%
SVS Dreman Small Cap Value Subaccount
2002                                              43,904    1.116    8.945   149,053       0.41%    1.00%    2.80%  -13.13%  -12.10%
2001                                              33,983    1.285   10.177   113,833        N/A     1.00%    2.80%   16.04%   16.49%
SVS Eagle Focused Large Cap Growth Subaccount
2002                                               6,095    6.652    9.142    40,566        N/A     1.40%    2.05%  -28.35%   -2.40%
2001                                               4,046    9.367    9.367    37,898        N/A     1.40%    1.40%  -18.10%  -18.10%
SVS Focus Value + Growth Subaccount
2002                                              16,459    1.106    9.366    39,194       0.56%    1.00%    2.80%  -27.38%   -4.81%
2001                                              18,875    1.538    9.839    51,767       6.41%    1.00%    2.80%  -15.56%  -15.21%
SVS Index 500 Subaccount
2002                                              23,118    6.334    9.461   146,428       0.55%    1.40%    2.05%  -23.41%    1.62%
2001                                              17,576    8.270    8.270   145,352       0.29%    1.40%    1.40%  -13.27%  -13.27%
SVS INVESCO Dynamic Growth Subaccount
2002                                               3,074    5.940    9.589    18,257        N/A     1.40%    2.05%  -31.87%    4.47%
2001                                               2,256    8.718    8.718    19,666        N/A     1.40%    1.40%  -12.82%  -12.82%
SVS Janus Growth and Income Subaccount
2002                                              17,677    5.952    9.235   105,208       0.66%    1.40%    2.05%  -21.65%   -0.56%
2001                                              13,923    7.597    7.597   105,768       0.42%    1.40%    1.40%  -13.50%  -13.50%
SVS Janus Growth Opportunities Subaccount
2002                                              17,795    4.255    9.603    75,716        N/A     1.40%    2.05%  -31.58%    1.35%
2001                                              15,117    6.219    6.219    94,012        N/A     1.40%    1.40%  -24.75%  -24.75%

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)  LOWEST   HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
SCUDDER VARIABLE SERIES II (CONTINUED):
SVS Oak Strategic Equity Subaccount
2002                                               7,019 $  4.474 $  9.015 $  31,408        N/A     1.40%    2.05%  -40.57%    1.52%
2001                                               4,707    7.529    7.529    35,442        N/A     1.40%    1.40%  -24.71%  -24.71%
SVS Turner Mid-Cap Growth Subaccount
2002                                               7,947    5.842    9.446    46,432        N/A     1.40%    2.05%  -33.21%    0.48%
2001                                               4,649    8.748    8.748    40,665        N/A     1.40%    1.40%  -12.52%  -12.52%

(a) This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.

(b) This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of contract owner units are excluded.

(c) Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated.

(d) Net Assets equals Contract Owners' Equity.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company:


   In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity and cash flows present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and its subsidiaries (the "Company") at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


   As discussed in Note 1 to the consolidated financial statements, the Company adopted the provisions of Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets, as of December 31, 2002.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
March 21, 2003

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                       (in thousands, except share data)

                                                                                  December 31, December 31,
                                                                                      2002         2001
                                                                                  ------------ ------------
Assets
   Fixed maturity securities, available-for-sale, at fair value (amortized cost:
     December 31, 2002, $3,313,920; December 31, 2001, $3,057,139)............... $ 3,420,773  $ 3,094,560
   Equity securities (cost: December 31, 2002, $52,627; December 31, 2001,
     $65,473)....................................................................      58,615       67,731
   Short-term investments........................................................          --      159,105
   Joint venture mortgage loans..................................................     114,061      104,303
   Third-party mortgage loans....................................................      57,985       63,897
   Other real estate-related investments.........................................       5,645        8,240
   Policy loans..................................................................     223,888      239,787
   Other invested assets.........................................................       2,491       20,799
                                                                                  -----------  -----------
       Total investments.........................................................   3,883,458    3,758,422
   Cash..........................................................................      47,436       57,374
   Accrued investment income.....................................................     148,549      140,762
   Reinsurance recoverable.......................................................     433,566      240,536
   Deferred insurance acquisition costs..........................................     431,915      381,506
   Value of business acquired....................................................      53,600       75,806
   Goodwill......................................................................          --      178,418
   Other intangible assets.......................................................       5,502        6,261
   Deferred income taxes.........................................................      73,228       95,688
   Federal income tax receivable.................................................      11,232       13,866
   Receivable on sales of securities.............................................          --        2,100
   Fixed assets..................................................................       3,179        5,619
   Other assets and receivables..................................................      27,241       24,717
   Assets held in separate accounts..............................................  13,547,376   13,108,753
                                                                                  -----------  -----------
       Total assets.............................................................. $18,666,282  $18,089,828
                                                                                  ===========  ===========
Liabilities
   Future policy benefits........................................................ $ 4,111,063  $ 3,634,161
   Other policyholder benefits and funds payable.................................     203,159      436,449
   Other accounts payable and liabilities........................................      80,905       92,472
   Liabilities related to separate accounts......................................  13,547,376   13,108,753
                                                                                  -----------  -----------
       Total liabilities.........................................................  17,942,503   17,271,835
                                                                                  -----------  -----------
Commitments and contingent liabilities...........................................          --           --
Stockholder's equity
   Capital stock--$10 par value, authorized 300,000 shares; outstanding
     250,000 shares..............................................................       2,500        2,500
   Additional paid-in capital....................................................     841,633      804,347
   Accumulated other comprehensive income........................................      54,009       16,551
   Retained deficit..............................................................    (174,363)      (5,405)
                                                                                  -----------  -----------
       Total stockholder's equity................................................     723,779      817,993
                                                                                  -----------  -----------
       Total liabilities and stockholder's equity................................ $18,666,282  $18,089,828
                                                                                  ===========  ===========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                (in thousands)

                                                                             Year Ended December 31,
                                                                         -------------------------------
                                                                            2002       2001       2000
                                                                         ---------  ---------  ---------
Revenue
   Net investment income................................................ $ 228,330  $ 269,419  $ 257,470
   Realized investment gains (losses)...................................      (779)    20,660     (8,277)
   Premium income.......................................................     1,002        486      8,394
   Separate account fees and charges....................................   110,013     70,993     68,293
   Other income.........................................................    42,196     36,739     35,030
                                                                         ---------  ---------  ---------
       Total revenue....................................................   380,762    398,297    360,910
                                                                         ---------  ---------  ---------
Benefits and Expenses
   Interest credited to policyholders...................................   152,945    159,127    152,289
   Claims incurred and other policyholder benefits......................    62,613     21,933     13,718
   Taxes, licenses and fees.............................................    19,244     10,714     17,861
   Commissions..........................................................   111,461    179,585    114,162
   Operating expenses...................................................    67,474     66,026     61,671
   Deferral of insurance acquisition costs..............................   (96,509)  (166,202)  (104,608)
   Amortization of insurance acquisition costs..........................    34,941     18,052     23,231
   Amortization of value of business acquired...........................    20,751     15,606     19,926
   Goodwill impairment..................................................   156,511         --         --
   Amortization of goodwill.............................................        --     12,744     12,744
   Amortization of other intangible assets..............................       759        961        368
                                                                         ---------  ---------  ---------
       Total benefits and expenses......................................   530,190    318,546    311,362
                                                                         ---------  ---------  ---------
   Income (loss) before income tax expense (benefit) and cumulative
     effect of accounting change, net of tax............................  (149,428)    79,751     49,548
   Income tax expense (benefit).........................................    (2,377)    28,154      1,247
                                                                         ---------  ---------  ---------
   Net income (loss) before cumulative effect of accounting change, net
     of tax.............................................................  (147,051)    51,597     48,301
   Cumulative effect of accounting change, net of tax...................   (21,907)        --         --
                                                                         ---------  ---------  ---------
       Net income (loss)................................................ $(168,958) $  51,597  $  48,301
                                                                         =========  =========  =========


         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                (in thousands)

                                                                                  Year Ended December 31,
                                                                               -----------------------------
                                                                                  2002      2001      2000
                                                                               ---------  --------  --------
Net income (loss)............................................................. $(168,958) $ 51,597  $ 48,301
                                                                               ---------  --------  --------
Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on investments arising during period:
   Unrealized holding gains on investments....................................    80,067    54,155    61,487
   Adjustment to value of business acquired...................................    (1,786)   (5,914)   (3,400)
   Adjustment to deferred insurance acquisition costs.........................   (15,344)   (1,050)     (230)
                                                                               ---------  --------  --------
       Total unrealized holding gains on investments arising during
         period...............................................................    62,937    47,191    57,857
                                                                               ---------  --------  --------
Less reclassification adjustments for items included in net income (loss):
   Adjustment for (gains) losses included in realized investment gains
     (losses).................................................................    19,394    (9,203)  (24,583)
   Adjustment for amortization of premium on fixed maturities included in
     net investment income....................................................    (9,400)   (5,732)   (4,538)
   Adjustment for (gains) losses included in amortization of value of
     business acquired........................................................      (331)   (1,705)      214
   Adjustment for (gains) losses included in amortization of insurance
     acquisition costs........................................................    (4,185)    6,395        13
                                                                               ---------  --------  --------
          Total reclassification adjustments for items included in net
            income (loss).....................................................     5,478   (10,245)  (28,894)
                                                                               ---------  --------  --------
Other comprehensive income, before related income tax expense
  (benefit)...................................................................    57,459    57,436    86,751
Related income tax expense (benefit)..........................................    20,001     8,167    (1,350)
                                                                               ---------  --------  --------
          Other comprehensive income, net of tax..............................    37,458    49,269    88,101
                                                                               ---------  --------  --------
          Comprehensive income (loss)......................................... $(131,500) $100,866  $136,402
                                                                               =========  ========  ========



         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                (in thousands)

                                                                       Year Ended December 31,
                                                                   ------------------------------
                                                                      2002      2001       2000
                                                                   ---------  --------  ---------
Capital stock, beginning and end of period........................ $   2,500  $  2,500  $   2,500
                                                                   ---------  --------  ---------
Additional paid-in capital, beginning of period...................   804,347   804,347    804,347
Capital contributions from parent.................................    37,286        --         --
                                                                   ---------  --------  ---------
Additional paid-in-capital, end of period.........................   841,633   804,347    804,347
                                                                   ---------  --------  ---------
Accumulated other comprehensive income (loss), beginning of period    16,551   (32,718)  (120,819)
Other comprehensive income, net of tax............................    37,458    49,269     88,101
                                                                   ---------  --------  ---------
   End of period..................................................    54,009    16,551    (32,718)
                                                                   ---------  --------  ---------
Retained deficit, beginning of period.............................    (5,405)  (44,002)   (56,023)
Net income (loss).................................................  (168,958)   51,597     48,301
Dividends to parent...............................................        --   (13,000)   (36,280)
                                                                   ---------  --------  ---------
   End of period..................................................  (174,363)   (5,405)   (44,002)
                                                                   ---------  --------  ---------
       Total stockholder's equity................................. $ 723,779  $817,993  $ 730,127
                                                                   =========  ========  =========




         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                (in thousands)

                                                                             Year Ended December 31,
                                                                       -----------------------------------
                                                                           2002         2001        2000
                                                                       -----------  -----------  ---------
Cash flows from operating activities
   Net income (loss).................................................. $  (168,958) $    51,597  $  48,301
   Reconciliation of net income (loss) to net cash from operating activities:
       Realized investment (gains) losses.............................         779      (20,660)     8,277
       Interest credited and other charges............................     188,926      169,084    142,344
       Deferred insurance acquisition costs, net......................     (61,569)    (148,150)   (81,377)
       Amortization of value of business acquired.....................      20,751       15,606     19,926
       Amortization of goodwill.......................................          --       12,744     12,744
       Goodwill impairment............................................     156,511           --         --
       Amortization of discount and premium on investments............       9,400        5,731      4,538
       Amortization of other intangible assets........................         759          961        368
       Deferred income taxes..........................................       2,458       16,927    (25,930)
       Net change in current federal income taxes.....................       2,634       (5,063)   (18,593)
       Benefits and premium taxes due related to separate account
         business-owned life insurance................................      11,521       (6,392)   (61,476)
       Funds withheld account transfer................................    (222,500)          --         --
       Cumulative effect of accounting change, net of tax.............      21,907           --         --
       Change in premium suspense.....................................     (43,625)      41,938        657
       Other, net.....................................................     (13,116)     (36,818)    41,720
                                                                       -----------  -----------  ---------
          Net cash flow from operating activities.....................     (94,122)      97,505     91,499
                                                                       -----------  -----------  ---------
Cash flows from investing activities
   Cash from investments sold or matured:
       Fixed maturity securities held to maturity.....................     198,824      281,664    170,465
       Fixed maturity securities sold prior to maturity...............   2,307,588    1,331,168    589,933
       Equity securities..............................................      17,435           --      1,271
       Mortgage loans, policy loans and other invested assets.........      76,382       60,495     73,177
   Cost of investments purchased or loans originated:
       Fixed maturity securities......................................  (2,757,149)  (1,481,699)  (569,652)
       Equity securities..............................................      (4,244)          --     (1,264)
       Mortgage loans, policy loans and other invested assets.........     (48,722)     (41,395)   (47,109)
       Investment in subsidiaries.....................................          --       (2,690)    (4,899)
   Short-term investments, net........................................     159,105     (143,205)    26,491
   Net change in receivable and payable for securities transactions...      12,928        6,186     (4,786)
   Net change in other assets.........................................       2,440        2,248     (5,141)
                                                                       -----------  -----------  ---------
          Net cash from investing activities..........................     (35,413)      12,772    228,486
                                                                       -----------  -----------  ---------
Cash flows from financing activities
   Policyholder account balances:
       Deposits.......................................................     601,045      680,106    608,363
       Withdrawals....................................................    (505,674)    (733,521)  (881,888)
   Capital contributions..............................................      37,286           --         --
   Dividends to parent................................................          --      (13,000)   (36,280)
   Cash overdrafts....................................................     (13,060)     (20,589)    11,906
                                                                       -----------  -----------  ---------
          Net cash from financing activities..........................     119,597      (87,004)  (297,899)
                                                                       -----------  -----------  ---------
          Net increase (decrease) in cash.............................      (9,938)      23,273     22,086
Cash, beginning of period.............................................      57,374       34,101     12,015
                                                                       -----------  -----------  ---------
Cash, end of period................................................... $    47,436  $    57,374  $  34,101
                                                                       ===========  ===========  =========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) Summary of Significant Accounting Policies

  Basis of presentation

   Kemper Investors Life Insurance Company and its subsidiaries ("the Company") issue fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. Zurich Life Insurance Company of New York ("ZLICONY"), formerly Zurich Kemper Life Insurance Company of New York, a wholly-owned subsidiary, received its license from the State of New York early in 2001 and began writing business in May of 2001. The Company also owns the PMG group of companies ("PMG"), acquired in 2000, and Investors Brokerage Services, Inc. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Holding Company of America ("ZHCA"), a holding company. ZHCA is a wholly-owned subsidiary of Zurich Group Holding ("ZGH" or "Zurich"), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a Swiss holding company.

   The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 2001 and 2000 consolidated financial statements in order for them to conform to the 2002 presentation. The accompanying consolidated financial statements of the Company as of and for the years ended December 31, 2002, 2001 and for the three years in the period ended December 31, 2002, have been prepared in conformity with Accounting Principles Generally Accepted in the United States of America ("GAAP").

  Estimates

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect goodwill, deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturity and equity securities, the valuation allowance for deferred income taxes, the calculation of fair value disclosures for certain financial instruments and future policy benefit reserves.

  Goodwill and other intangibles

   In July 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 142 ("SFAS 142"), Goodwill and Other Intangible Assets. SFAS 142 primarily addresses the accounting that must be applied to goodwill and intangible assets subsequent to their acquisition. Effective January 1, 2002, SFAS 142 requires that goodwill and indefinite-lived intangible assets no longer be amortized, but be tested, at least annually, for impairment at the reporting unit level.

   In conjunction with management's focus on line of business operations, the Company's goodwill was tested for impairment at the life insurance and annuities operating segment level based on the guidance under SFAS 142. As a result of the testing performed, an impairment of $21.9 million was recorded in the annuities segment as of June 30, 2002 due to more conservative growth assumptions based on the market's volatility over the last few years. The fair value of that segment was estimated using expected present value of future cash flows for both current business in-force and future production estimates.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In September 2002, the board of directors of the Company's indirect, 100% shareholder, Zurich Financial Services Group ("the Group"), approved a plan designed to improve the profitability of the Group and its subsidiaries. Under this plan, the Group considered a number of strategic options, the completion of which could have a significant impact on the recoverability of the carrying value of certain assets. Among the assets affected by the approval of the plan is the goodwill associated with the 1996 acquisition of the Zurich Life companies by ZFS. The Company filed its Form 10-Q for the period ended June 30, 2002 prior to the Group board's action. As a result, the Company recorded the complete write-down of the remaining goodwill of $156.5 million in the third quarter of 2002, the period during which the Company became aware of this action by the Group's board of directors.

   Other definite-lived, intangible assets of $7.6 million, recorded in 2001 and 2000 in connection with the purchase of PMG, continue to be amortized on a straight-line basis over a ten-year period.

  Value of business acquired

   The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition, January 4, 1996. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.

   The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2007 are as follows:

                                                      Projected
                              Beginning              Accretion Of Ending
      Year Ended December 31,  Balance  Amortization   Interest   Balance
      ----------------------- --------- ------------ ------------ -------
      (in thousands)
           2000 (actual)..... $113,111    $(26,805)     $6,879    $93,185
           2001 (actual).....   93,185     (21,394)      5,788     77,579
           2002 (actual).....   77,579     (24,464)      3,713     56,828
           2003..............   56,828     (12,977)      3,073     46,924
           2004..............   46,924     (11,795)      2,479     37,608
           2005..............   37,608      (9,585)      2,000     30,023
           2006..............   30,023      (8,321)      1,584     23,286
           2007..............   23,286      (7,624)      1,201     16,863

   The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturity securities held as available-for-sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to accumulated other comprehensive income, net of income tax. This adjustment decreased the value of business acquired by $3.2 million as of December 31, 2002 and by $1.8 million as of December 31, 2001. This adjustment increased the value of business acquired by $2.4 million as of December 31, 2000. Accumulated other comprehensive income decreased by approximately $2.1 million as of December 31, 2002 and $1.2 million as of December 31, 2001, due to this adjustment and increased accumulated other comprehensive income by approximately $1.6 million as of December 31, 2000.

  Life insurance revenue and expenses

   Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income and realized capital gains, policy charges such as mortality, expense and surrender charges,

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES and expense loads for premium taxes on certain contracts. Expenses consist of benefits in excess of account balances and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs and value of business acquired.

   Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

  Reinsurance

   In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

  Deferred insurance acquisition costs

   The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturity securities held as available-for-sale in the investment portfolio, through a charge or credit to accumulated other comprehensive income, net of income tax. The deferred insurance acquisition costs for term life insurance products are being amortized over the premium paying period of the policies.

  Future policy benefits

   Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. A liability has been established for guaranteed death benefits in excess of account values. The guaranteed retirement income benefit ("GRIB") is an optional benefit to the DESTINATIONS/SM/ variable annuity, for an additional asset-based fee. It allows for a proxy account value, called the GRIB Base, to be applied to the guaranteed annuity factors (settlement option purchase rates) in the contract. The GRIB Base prior to attained age 80 is the greatest of:

  .  the contract value (account value),

  .  the greatest anniversary value before the exercise (annuitization) date, or

  . purchase payments minus previous withdrawals, accumulated at 5 percent interest per year to the annuitization date.

   GRIB reserves have been established to cover the present value of future benefits for policies that were deemed to have elected annuitization. In accordance with current GAAP guidance, no additional liabilities for future policy benefits related to guaranteed living benefits have been established.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Current interest rates credited during the contract accumulation period range from 0.5 percent to 12.0 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.5 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5 percent to 4.5 percent.

   Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Assumed investment yields are by policy duration and range from 6.0 percent to 7.3 percent over 20 years.

  Guaranty fund assessments

   The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 2002 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

  Invested assets and related income

   Investments in fixed maturity securities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.

   The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturity securities deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

   Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments, net of any applicable reserves and write-downs, include notes receivable from real estate ventures and investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.

   Investments in policy loans and other invested assets, consisting primarily of venture capital investments and a leveraged lease are carried primarily at cost, net of any applicable reserves or write-downs.

   Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income (loss). Such unrealized gains are recorded net of deferred income tax expense and unrealized losses are tax benefited. However, the tax benefits from unrealized losses are offset by a valuation allowance, where appropriate.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Derivative instruments

   The Company is party to an interest rate swap agreement with Zurich Capital Markets, Inc. ("ZCM"), an affiliated counterparty. The Company invests primarily in fixed rate investments. A floating rate funding agreement was reinsured in 2000 and the Company subsequently entered into an interest rate swap agreement. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is made by one counterparty at each due date. In 2002, the Company paid
$3.8 million as settlement for the difference between the fixed-rate and floating-rate interest.

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect its counterparty to fail to meet its obligations given its high credit ratings. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts. At December 31, 2002, and 2001 an open swap agreement with a notional value of $100.0 million and an expiration date of November 2004, had a negative market value of $8.1 million and $5.0 million, respectively. The negative market value was included as a component of other accounts payable and liabilities in the accompanying consolidated balance sheets.

  Separate account business

   The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contractholders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contractholders. The assets and liabilities of the separate accounts are carried at fair value.

  Income tax

   The Company will file a consolidated federal income tax return with Zurich Holding Company of America, beginning with the 2002 tax year. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

(2) Cash Flow Information

   The Company defines cash as cash in banks and money market accounts. The Company received a federal income tax refund of $2.7 million in 2002 and paid taxes of $19.8 million and $43.9 million directly to the United States Treasury Department during 2001 and 2000, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3) Invested Assets and Related Income

   The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturity securities are considered available-for-sale. The carrying value of fixed maturity securities compared with amortized cost, adjusted for other-than-temporary declines in value, and estimated unrealized gains and losses, were as follows:


                                                                                    Estimated Unrealized
                                                               Carrying  Amortized  --------------------
                                                                Value      Cost      Gains     Losses
                                                                -----      ----      -----     ------
(in thousands)
December 31, 2002
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities..................... $  265,400 $  260,287 $  5,140  $    (26)
   Obligations of states and political subdivisions,
     special revenue and nonguaranteed.......................     19,873     19,073      800        --
   Debt securities issued by foreign Governments.............      4,793      4,506      287        --
   Corporate securities......................................  2,137,716  2,062,712   90,030   (15,026)
   Mortgage and asset-backed securities......................    992,990    967,342   35,972   (10,324)
                                                              ---------- ---------- --------  --------
       Total fixed maturity securities....................... $3,420,773 $3,313,920 $132,229  $(25,376)
                                                              ========== ========== ========  ========
   Equity securities......................................... $   58,615 $   52,627 $  5,988  $     --
                                                              ========== ========== ========  ========
December 31, 2001
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities..................... $   21,354 $   21,286 $    254  $   (186)
   Obligations of states and political subdivisions, special
     revenue and nonguaranteed...............................     13,488     13,292      196        --
   Debt securities issued by foreign governments.............      4,537      4,508       29        --
   Corporate securities......................................  1,945,006  1,926,160   45,602   (26,756)
   Mortgage and asset-backed securities......................  1,110,175  1,091,893   24,795    (6,513)
                                                              ---------- ---------- --------  --------
       Total fixed maturity securities....................... $3,094,560 $3,057,139 $ 70,876  $(33,455)
                                                              ========== ========== ========  ========
   Equity securities......................................... $   67,731 $   65,473 $  2,261  $     --
                                                              ========== ========== ========  ========

   The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 2002, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

                                                                       Carrying  Amortized
                                                                        Value      Cost
                                                                      ---------- ----------
(in thousands)
One year or less..................................................... $   63,112 $   62,223
Over one year through five years.....................................    806,702    774,553
Over five years through ten years....................................  1,312,277  1,265,409
Over ten years.......................................................    245,692    244,393
Securities not due at a single maturity date, primarily mortgage- and
  asset-backed securities(1).........................................    992,990    967,342
                                                                      ---------- ----------
       Total fixed maturity securities............................... $3,420,773 $3,313,920
                                                                      ========== ==========

--------
(1) Weighted average maturity of 3.4 years.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Proceeds from sales of investments in fixed maturity securities prior to maturity were $2,307.6 million, $1,331.2 million and $589.9 million during 2002, 2001 and 2000, respectively. Gross gains of $81.2 million, $32.9 million and $8.6 million and gross losses, including write-downs of fixed maturity securities, of $65.8 million, $28.6 million and $20.8 million were realized on sales and maturities in 2002, 2001 and 2000, respectively. Pre-tax write-downs amounted to $18.5 million, $15.5 million and $11.4 million for the years ended December 31, 2002, 2001 and 2000, respectively.

   At December 31, 2002, the Company held $102.3 million in mortgage loan investments in Delta Wetlands, which exceeded 10 percent of the Company's stockholder's equity at December 31, 2002. Excluding agencies of the U.S. government, no other individual investment exceeded 10 percent of the Company's stockholder's equity at December 31, 2002.

   At December 31, 2002, securities carried at approximately $5.3 million were on deposit with governmental agencies as required by law.

   For its securitized financial assets, the Company recognizes an impairment loss if the fair value of the security is below book value and the net present value of expected future cash flows is less than the net present value of expected future cash flows at the most recent (prior) estimation date. The Company recorded write-downs totaling $9.5 million and $8.6 million in 2002 and 2001, respectively, related to their securitized financial assets. The Company did not have any write-downs in 2000 related to their securitized financial assets.

   Upon default or indication of potential default by an issuer of fixed maturity securities other than securitized financial assets, the issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other-than-temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments. The Company recorded fixed maturity write-downs on other than securitized financial assets of $9.0 million, $6.9 million and $11.4 million in 2002, 2001 and 2000, respectively.

   The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

   The Company's $177.7 million real estate portfolio at December 31, 2002 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 2002 and 2001, total impaired real estate-related loans were as follows:

                                               December 31, December 31,
                                                   2002         2001
                                               ------------ ------------
        (in millions)
        Impaired loans without reserves--gross    $ 4.8        $ 7.3
        Impaired loans with reserves--gross...     10.8         11.3
                                                  -----        -----
               Total gross impaired loans.....     15.6         18.6
        Reserves related to impaired loans....     (2.7)        (2.7)
        Write-downs related to impaired loans.     (3.5)        (3.5)
                                                  -----        -----
               Net impaired loans.............    $ 9.4        $12.4
                                                  =====        =====

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company had an average balance of $13.6 million and $65.3 million in impaired loans for 2002 and 2001, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

   At December 31, 2002 and 2001, loans on nonaccrual status, before reserves and write-downs, amounted to $10.6 million and $13.0 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.

Net Investment Income

   The sources of net investment income were as follows:

                                                      2002     2001     2000
                                                    -------- -------- --------
  (in thousands)
  Interest on fixed maturity securities............ $186,034 $214,505 $223,964
  Dividends on equity securities...................    4,508    4,598    4,573
  Income from short-term investments...............    1,479    2,332    3,433
  Income from mortgage loans.......................   15,598   30,771    6,091
  Income from policy loans.........................   23,189   19,394   20,088
  Income from other real estate-related investments       13       27       99
  Income from other loans and investments..........      951      646    2,455
                                                    -------- -------- --------
         Total investment income...................  231,772  272,273  260,703
  Investment expense...............................    3,442    2,854    3,233
                                                    -------- -------- --------
         Net investment income..................... $228,330 $269,419 $257,470
                                                    ======== ======== ========

   During 2001, a change in circumstances surrounding a water development project located in California's Sacramento River Valley led to a decision to reclassify the related mortgage loans to accrual status and release the general reserve allowance originally set up for these loans. These changes included the State of California's State Water Resources Control Board ("SWRCB") approval of the project's water right permit as well as the completion of a third-party appraisal of the project, subsequent to the SWRCB's approval of the permit and the project's inclusion by the CALFED Bay-Delta Program ("CALFED") as a potential early implementation project. CALFED is a collaborative effort of state and federal agencies working to find solutions for California's water management issues.

   Taken together, these facts supported, in management's best judgment, not only the level of existing debt on the project but also the accrual of interest as specified in the terms of the loans. As a result, interest income was recorded in the fourth quarter of 2001 in the amount of $24.9 million, representing interest earned in 2001 as well as recaptured interest from 2000 and 1999, the years in which the loans were on non-accrual status. The release of the general reserve allowance generated a realized gain of $16.4 million in 2001.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

Net Realized Investment Gains (Losses)

   Net realized investment gains (losses) for the years ended December 31, 2002, 2001 and 2000, were as follows:

                                                           2002     2001     2000
                                                         --------  ------- --------
(in thousands)
Real estate-related..................................... $    961  $16,081 $  1,711
Fixed maturity securities...............................   15,444    4,284  (12,185)
Equity securities.......................................      346      262      245
Other...................................................  (17,530)      33    1,952
                                                         --------  ------- --------
   Realized investment gains (losses) before income tax
     expense (benefit)..................................     (779)  20,660   (8,277)
Income tax expense (benefit)............................     (273)   7,231   (2,897)
                                                         --------  ------- --------
       Net realized investment gains (losses)........... $   (506) $13,429 $ (5,380)
                                                         ========  ======= ========

   The other losses, net, for 2002 consist primarily of a write-down on a leveraged lease that covers two aircraft. The aircraft are leased by United Airlines ("UAL") and were written down to zero subsequent to UAL filing Chapter 11 bankruptcy in the fourth quarter of 2002. The pre-tax write-down totaled $17.5 million.

   Unrealized gains (losses) are computed below as follows: fixed maturity securities--the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity and other securities--the difference between fair value and cost. The change in net unrealized investment gains (losses) by class of investment for the years ended December 31, 2002, 2001 and 2000 were as follows:

                                             December 31, December 31, December 31,
                                                 2002         2001         2000
                                             ------------ ------------ ------------
(in thousands)
Fixed maturity securities...................   $ 69,432     $69,970      $89,421
Equity and other securities.................        641        (879)       1,187
Adjustment to deferred insurance acquisition
  costs.....................................    (11,159)     (7,446)        (243)
Adjustment to value of business acquired....     (1,455)     (4,209)      (3,614)
                                               --------     -------      -------
   Unrealized gain (loss) before income tax
     expense (benefit)......................     57,459      57,436       86,751
Income tax expense (benefit)................     20,001       8,167       (1,350)
                                               --------     -------      -------
       Net unrealized gain (loss) on
         investments........................   $ 37,458     $49,269      $88,101
                                               ========     =======      =======

   Income tax expense related to the change in unrealized gains for the years ended December 31, 2002, 2001 and 2000 was $24.4 million, $12.2 million and $0, respectively. The income tax benefit related to the adjustment to deferred insurance acquisition costs for the years ended December 31, 2002, 2001 and 2000 was $3.9 million, $2.6 million and $0.1 million, respectively. The income tax benefit related to the adjustment to value of business acquired for the years ended December 31, 2002, 2001 and 2000 was $0.5 million, $1.5 million and $1.3 million, respectively.

(4) Concentration of Credit Risk

   The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage- and asset-backed securities and real estate.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Approximately 16.2 percent of the investment-grade fixed maturity securities at December 31, 2002 were residential mortgage-backed securities, down from
22.0 percent at December 31, 2001. Approximately 6.3 percent of the investment-grade fixed maturity securities at December 31, 2002 were commercial mortgage-backed securities, compared with 5.7 percent at December 31, 2001. The residential mortgage-backed securities consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally of AAA credit quality, and the markets for these investments have been and are expected to remain liquid.

   Approximately 7.3 percent and 9.6 percent of the investment-grade fixed maturity securities at December 31, 2002 and 2001, respectively, consisted of asset-backed securities. The majority of investments in asset-backed securities were backed by home equity loans (34.7%), manufactured housing loans (17.7%), collateralized loan and bond obligations (15.4%) and automobile loans (13.1%).

   The Company's real estate portfolio is distributed by geographic location and property type. The geographic distribution of a majority of the real estate portfolio as of December 31, 2002 was as follows: California (58.0%), Washington (9.4%), Colorado (7.6%) and Illinois (6.6%). The property type distribution of a majority of the real estate portfolio as of December 31, 2002 was as follows: land (57.0%), hotels (31.4%) and office (6.6%).

   To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's or the Company's plans with respect to such projects may not change substantially.

   More than half of the Company's real estate mortgage loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners.

   At December 31, 2002, loans to a master limited partnership (the "MLP") between subsidiaries of Kemper and subsidiaries of Lumbermens Mutual Casualty Company, a former affiliate, constituted approximately $102.3 million of the Company's real estate portfolio. Kemper's interest in the MLP is 75.0 percent at December 31, 2002. Loans to the MLP were placed on non-accrual status at the beginning of 1999 due to management's desire not to increase book value of the MLP over net realizable value, as interest on these loans has historically been added to principal. During 2001, a change in circumstances surrounding the water development project related to these loans led to the reclassification of these loans to accrual status. As a result, interest income was recorded in the fourth quarter of 2001 and subsequent periods and the general reserve allowance related to these loans was released. At December 31, 2002, MLP-related commitments accounted for approximately $0.2 million of the Company's off-balance-sheet legal commitments.

   At December 31, 2002, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates ("Nesbitt"), a third-party real estate developer, have ownership interests constituted approximately

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

$60.0 million of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties and one retail property. At December 31, 2002, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding. At December 31, 2002, the Company carried a valuation reserve of $0.6 million for one of these properties as its estimated fair value decreased below the debt supported by the property.

   At December 31, 2002, a loan to a joint venture amounted to $11.8 million. This affiliated mortgage loan was on an office property located in Illinois and owned by an affiliate, Zurich North America. At December 31, 2002, the Company did not have any off-balance-sheet legal funding commitments outstanding related to this investment.

   The remaining real estate-related investment amounted to $4.9 million at December 31, 2002 and consisted of mortgage loans on unzoned lots located in Hawaii. These properties are not currently producing income and the loans are on non-accrual. All zoned properties were sold by March of 2001. The Company is currently pursuing an out of court settlement with the City of Honolulu for the down zoning of certain unzoned properties. If a settlement is not reached, the trial will begin in 2003. The Company is holding the other unzoned properties for future zoning and sales. The Company anticipates that it could be a number of years until the Company obtains zoning to allow development or completely disposes of all its investment in Hawaii. At December 31, 2002, off-balance-sheet legal commitments related to Hawaiian properties totaled $4.0 million.

   At December 31, 2002, the Company no longer had any outstanding loans or investments in projects with the Prime Group, Inc. or its affiliates, as all such investments have been sold. However, the Company continues to have Prime Group-related commitments, which accounted for $25.7 million of the Company's off-balance-sheet legal commitments at December 31, 2002.

(5) Income Taxes

   Income tax expense (benefit) was as follows for the years ended December 31, 2002, 2001 and 2000:

                                      2002    2001     2000
                                    -------  ------- --------
                  (in thousands)
                   Current......... $(4,835) $11,228 $ 28,274
                   Deferred........   2,458   16,926  (27,027)
                                    -------  ------- --------
                         Total..... $(2,377) $28,154 $  1,247
                                    =======  ======= ========

   Additionally, the deferred income tax expense (benefit) related to items included in other comprehensive income was as follows for the years ended December 31, 2002, 2001 and 2000:

                                                  2002     2001     2000
                                                -------  -------  -------
     (in thousands)
     Unrealized gains and losses on investments $24,416  $12,246  $    --
     Value of business acquired................    (509)  (1,473)  (1,265)
     Deferred insurance acquisition costs......  (3,906)  (2,606)     (85)
                                                -------  -------  -------
            Total.............................. $20,001  $ 8,167  $(1,350)
                                                =======  =======  =======

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The actual income tax expense for 2002, 2001 and 2000 differed from the "expected" tax expense for those years as displayed below. "Expected" tax expense was computed by applying the U.S. federal corporate tax rate of 35 percent in 2002, 2001, and 2000 to income before income tax expense.

                                                        2002      2001     2000
                                                      --------  -------  --------
(in thousands)
Computed expected tax expense........................ $(52,300) $27,913  $ 17,342
Difference between "expected" and actual tax expense:
   State taxes.......................................      342   (2,302)      737
   Goodwill impairment and amortization of other
     intangibles.....................................   55,045    4,797     4,589
   Dividend received deduction.......................   (2,220)      --    (1,191)
   Foreign tax credit................................       --      (15)     (214)
   Change in valuation allowance.....................       --       --   (15,201)
   Recapture of affiliated reinsurance...............       --       --    (4,599)
   Prior year tax settlements........................   (3,594)  (2,577)       --
   Other, net........................................      350      338      (216)
                                                      --------  -------  --------
       Total actual tax expense...................... $ (2,377) $28,154  $  1,247
                                                      ========  =======  ========

   Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

   The $4.6 million tax benefit related to the recapture of affiliated reinsurance in 2000 is due to the deferred tax effect related to the deemed dividend distribution. (See the note captioned "Summary of Significant Accounting Policies--Reinsurance.") This deferred tax benefit was recognized in the tax provision under current accounting guidance relating to the recognition of deferred taxes.

   The Company only records deferred tax assets if future realization of the tax benefit is more likely than not. The Company had established a valuation allowance to reduce the deferred federal tax asset related to real estate and unrealized losses on investments to a realizable amount. This amount was based on the evidence available and management's judgment. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains. The decrease in the valuation allowance in 2001 is related to the change in the amount of unrealized losses on investments.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:

                                                              December 31, December 31,
                                                                  2002         2001
                                                              ------------ ------------
(in thousands)
Deferred federal tax assets:
   Deferred insurance acquisition costs ("DAC Tax")..........   $141,338     $135,307
   Unrealized losses on investments..........................         --           --
   Life policy reserves......................................     82,584       90,870
   Unearned revenue..........................................     56,986       55,574
   Real estate-related.......................................         --           --
   Other investment-related..................................     13,365       12,646
   Other.....................................................      6,131        3,349
                                                                --------     --------
       Total deferred federal tax assets.....................    300,404      297,746
   Valuation allowance.......................................         --           --
                                                                --------     --------
       Total deferred federal tax assets after valuation
         allowance...........................................    300,404      297,746
                                                                --------     --------
Deferred federal tax liabilities:
   Value of business acquired................................     13,439       24,608
   Deferred insurance acquisition costs......................    156,042      135,317
   Depreciation and amortization.............................     13,142       21,165
   Other investment-related..................................      4,848        7,239
   Unrealized gains on investments...........................     35,966       12,246
   Other.....................................................      3,739        1,483
                                                                --------     --------
       Total deferred federal tax liabilities................    227,176      202,058
                                                                --------     --------
Net deferred federal tax assets..............................   $ 73,228     $ 95,688
                                                                ========     ========

   The net deferred tax assets relate primarily to unearned revenue and the DAC Tax associated with a non-registered individual and group variable business-owned life insurance contract ("BOLI"). Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets.

   The tax returns through the year 1996 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position. The tax returns for the years 1997 through 1999 are currently under examination by the IRS.

(6) Related-Party Transactions

   The Company received capital contributions from Kemper totaling $37.3 million in 2002 and paid cash dividends of $13.0 million and $20.0 million to Kemper during 2001 and 2000, respectively. The Company reported a deemed dividend distribution of $16.3 million during 2000 related to the recapture of a reinsurance agreement with Federal Kemper Life Assurance Company ("FKLA"), an affiliated company.

   The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 2002 and 2001, joint venture mortgage loans totaled $114.1 million and $104.3 million, respectively, and during 2002, 2001 and 2000, the Company earned interest income on these joint venture loans of $10.4 million, $25.4 million and $0.8 million, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In February 2001, the Company sold a $60 million group variable life policy to FKLA, covering all current FKLA employees as of February 14, 2001. The transaction, as business-owned life insurance ("BOLI"), permits FKLA to indirectly fund certain of its employee benefit obligations.

   All of the Company's personnel are employees of FKLA. Expenses are allocated to the Company for the utilization of FKLA employees and facilities. Expenses allocated to the Company from FKLA during 2002, 2001 and 2000 amounted to $29.9 million, $27.4 million and $23.3 million, respectively. The Company also paid to Kemper real estate subsidiaries fees of $0.4 million, $0.5 million and $0.6 million in 2002, 2001 and 2000, respectively, related to the management of the Company's real estate portfolio.

   The Company has a service agreement with Deutsche Investment Management Americas, Inc. ("DIM"), formerly Zurich Scudder Investments, Inc. ("ZSI"), a subsidiary of Zurich at December 31, 2001. DIM provides investment services, including purchases or sales of securities, under the supervision of the Investment Committee of the Company. On September 24, 2001, ZFS announced that it would sell 100% of its ownership in ZSI to Deutsche Bank in a transaction valued at $2.5 billion. The sale was completed on April 5, 2002. This transaction did not include Scudder's United Kingdom operations, Threadneedle Investments.

At December 31, 2002 and 2001, the Company reported the following amounts due from or (to) related parties:

                                               December 31,  December 31,
                                                   2002          2001
                                               ------------  ------------
      ZLICA................................... $     17,979  $   640,705
      Zurich Insurance Company--Bermuda Branch           --    1,131,138
      Other...................................        1,017       96,037
                                               ------------  -----------
         Receivable from related parties...... $     18,996  $ 1,867,880
                                               ============  ===========
      FKLA.................................... $ (3,536,310) $(2,064,245)
      Zurich Direct...........................      (52,607)     (83,572)
      Zurich Insurance Company--Bermuda Branch  (16,354,306)          --
      Other...................................     (108,000)  (1,859,277)
                                               ------------  -----------
         Payable to related parties........... $(20,051,223) $(4,007,094)
                                               ============  ===========
         Net payable to related parties....... $(20,032,227) $(2,139,214)
                                               ============  ===========

   Related party receivables and payables are settled each month.

   In 2000, the Company purchased PMG Securities Corporation, PMG Asset Management, Inc., PMG Marketing, Inc., and PMG Life Agency, Inc. (collectively "PMG"). The total cost was $8.2 million, resulting in the recording of intangible assets in the amount of $7.6 million. The Company owns 100 percent of the stock of PMG. Also in 2000, the Company transferred $63.3 million in fixed maturity securities and cash to fund the operations of its newly formed subsidiary, Zurich Life Insurance Company of New York ("ZLICONY"). ZLICONY received its insurance license from the State of New York in January 2001 and began writing business in May of 2001.

   At December 31, 2000, the Company held a $100.0 million investment in ZSLM Trust, issued by an affiliate. On October 30, 2001, the Company sold these bonds for cash to Farmers Group, Inc., which is an affiliated company.

   The Company held an $11.8 million real estate-related investment in an affiliated mortgage loan at December 31, 2002 and 2001.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   As previously discussed, the Company is party to an interest rate swap agreement with ZCM, an affiliated counterparty. (See the note captioned "Summary of Significant Accounting Policies--Derivative instruments" above.)

(7) Reinsurance

   As of December 31, 2002 and 2001, the reinsurance recoverable related to fixed-rate annuity liabilities ceded to FLA amounted to $215.3 million and $230.1 million, respectively.

   The Company cedes 90 percent of all new direct individual life insurance premiums to outside reinsurers. Life reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $2.4 million and $2.1 million as of December 31, 2002 and 2001, respectively.

   The Company is party to a reinsurance agreement with a ZFS affiliated company, Zurich Insurance Company, Bermuda Branch ("ZICBB"). Under the terms of this agreement, the Company cedes, on a yearly renewable term basis, 100 percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to BOLI. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZICBB and, under the original agreement, retained a portion of such funds in a funds withheld account ("FWA") which is included as a component of benefits and funds payable in the accompanying consolidated balance sheet as of December 31, 2001.

   During the first quarter of 2002, the Company amended the BOLI reinsurance agreement with ZICBB. Under the amended agreement, the balance in the FWA was transferred to a trust account that acts as security for the reinsurance agreement. On January 25, 2002, approximately $222.5 million in cash was transferred to the trust account. The trust account is not reflected in the Company's consolidated financial statements but is included in ZICBB's financial statements as of December 31, 2002. At December 31, 2002, reserve credits totaling $237.6 million were secured by the trust agreement, which was supported by cash and invested assets with a fair value of approximately $252.6 million.

   The net amount at risk of the guaranteed minimum death benefit and guaranteed retirement income benefit on certain new variable annuity contracts issued between March 1, 1997 and April 30, 2000 were ceded to outside reinsurers. As of December 31, 2002 and 2001, the reinsurance recoverable related to reinsuring the net amount at risk on these contracts amounted to $24.7 million and $8.3 million, respectively.

   Effective December 31, 2001, the Company entered into a quota-share reinsurance agreement with ZICBB. Under the terms of this agreement, the Company cedes 100 percent of the net amount at risk of the guaranteed minimum death benefit and guaranteed retirement income benefit portions of a small number of specific variable annuity contracts. As consideration for this reinsurance coverage, the Company cedes 100 percent of all charges to policyholders and all revenue sharing income received from fund managers related to such reinsured policies. In 2001, the Company received $7.9 million of ceding commissions and expense allowances, and paid $1.2 million of ceded premiums, related to this reinsurance agreement. The account values related to these policies are held in the Company's separate account during the accumulation period of the contracts. The reserve credits under this treaty are secured by a trust agreement that requires the fair market value of assets therein to at least equal 102 percent of such reserve credits.

   In January 2003, the specific annuities that comprised the block of business ceded to ZICBB were surrendered. Approximately $5.0 million in surrender charges collected on these specific annuities was paid to ZICBB at the end of February 2003, as the final settlement payment related to this reinsurance agreement.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In the fourth quarter of 2000, the yearly renewable term reinsurance agreement between the Company and FKLA was terminated. Premiums and reserves were both reduced by $7.7 million. A difference in the basis of the reserves between GAAP and statutory accounting resulted in a deemed dividend distribution to Kemper of $16.3 million.

   Also in the fourth quarter of 2000, the Company assumed from FKLA $100.0 million in premiums related to a Funding Agreement. Funding Agreements are insurance contracts similar to structured settlements, immediate annuities and guaranteed investment contracts ("GICs"). The contracts qualify as insurance under state laws and are sold as non-surrenderable immediate annuities to a trust established by a securities firm. The securities firm sold interests in the trust to institutional investors. This Funding Agreement has a variable rate of interest based upon LIBOR, is an obligation of the Company's general account and is recorded as a future policy benefit.

   As previously discussed, the Company entered into an interest rate swap in 2000 to exchange the floating-rate interest payments for fixed interest payments.

   The following table contains amounts related to the BOLI funds withheld reinsurance agreement with ZICBB (in millions):

Business Owned Life Insurance (BOLI)
(in millions)

                                            Year Ended December 31,
                                         ----------------------------
                                           2002      2001      2000
                                         --------  --------  --------
         Face amount in force........... $ 85,592  $ 85,564  $ 85,358
                                         ========  ========  ========
         Net amount at risk ceded....... $(75,288) $(76,283) $(78,169)
                                         ========  ========  ========
         Cost of insurance charges ceded $  156.5  $  168.1  $  173.8
                                         ========  ========  ========
         Funds withheld account......... $     --  $  236.1  $  228.8
                                         ========  ========  ========

   The Company's FWA supported reserve credits on reinsurance ceded on the BOLI product at December 31, 2001 and 2000. At December 31, 2002, the trust supports reserve credits on the reinsurance ceded.

(8) Postretirement Benefits Other Than Pensions

   FKLA sponsors a health and welfare benefit plan that provides insurance benefits covering substantially all eligible, active and retired employees of FKLA and their covered dependents and beneficiaries. The Company is allocated a portion of the costs of providing such benefits. The Company is self-insured with respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $5,000 per participant retiring in 2001 and subsequent years, and $10,000 per participant retiring in years prior to 2001.

   The allocated accumulated postretirement benefit obligation accrued by the Company as of December 31, 2002 and 2001 amounted to $1.4 million and $1.3 million, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The discount rate used in determining the allocated postretirement benefit obligation was 6.5 percent and 7.0 percent for 2002 and 2001, respectively. The assumed health care trend rate used was based on projected experience for 2002,
7.3 percent for 2003, gradually declining to 6.1 percent by the year 2007 and gradually declining thereafter.

   A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 2002 and 2001 by $159 thousand and $142 thousand, respectively.

(9) Commitments and Contingent Liabilities

   The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.

   Although neither the Company nor its joint venture projects have been identified as a "potentially responsible party" under federal environmental guidelines, inherent in the ownership of, or lending to, real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or previously owned or on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations.

   However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not develop or be identified in the future. The amount of future environmental costs is impossible to estimate due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.

(10) Financial Instruments--Off-Balance-Sheet Risk

   At December 31, 2002, the Company had future legal loan commitments and stand-by financing agreements totaling $29.9 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be collateralized by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. These commitments are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.

(11) Fair Value of Financial Instruments

   Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. Fair value estimates for

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

   Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

   The Company used the following methods and assumptions in estimating the fair value of its financial instruments:

      Fixed maturity securities and equity securities: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, DIM.

      Cash and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

      Policy loans: The carrying value of policy loans approximates the fair value as the Company adjusts the rates to remain competitive.

      Mortgage loans and other real estate-related investments: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell and where no observable price is available, by appraised value. The estimates of fair value should be used with care given the inherent difficulty in estimating the fair value of real estate due to the lack of a liquid quotable market. Mortgage loans and other real estate-related investments are stated at their aggregate unpaid balances, less a valuation allowance of $4.8 million and $2.8 million in 2002 and 2001, respectively. The real estate portfolio is monitored closely and reserves are adjusted to reflect market conditions. This results in a carrying value that approximates fair value at December 31, 2002 and 2001.

      Other investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

      Life policy benefits: For deposit liabilities with defined maturities, the fair value was based on the discounted value of future cash flows. The discount rate was based on the rate that would be offered for similar deposits at the reporting date. For all other deposit liabilities, primarily deferred annuities and universal life contracts, the fair value was based on the amount payable on demand at the reporting date.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The carrying values and estimated fair values of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                                          December 31, 2002     December 31, 2001
                                                        --------------------- ---------------------
                                                         Carrying              Carrying
                                                          Value    Fair Value   Value    Fair Value
                                                        ---------- ---------- ---------- ----------
(in thousands)
Financial instruments recorded as assets:
   Fixed maturity securities........................... $3,420,773 $3,420,773 $3,094,560 $3,094,560
   Cash and short-term investments.....................     47,436     47,436    216,479    216,479
   Mortgage loans and other real estate-related assets.    177,691    177,691    176,440    176,440
   Policy loans........................................    223,888    223,888    239,787    239,787
   Equity securities...................................     58,615     58,615     67,731     67,731
   Other invested assets...............................      2,491      2,491     20,799     20,799
Financial instruments recorded as liabilities:
   Life policy benefits, excluding term life reserves..  3,625,384  3,565,147  3,376,604  3,324,417
   Funds withheld account..............................         --         --    236,134    236,134

(12) Stockholder's Equity--Retained Earnings

   The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to stockholders without prior approval of regulatory authorities is restricted. In 2003, the Company cannot pay any dividends without Illinois Department of Insurance approval. In 2002, the Company did not pay dividends. The Company paid cash dividends of $13.0 million and $20.0 million to Kemper during 2001 and 2000, respectively. The Company reported a deemed dividend distribution of $16.3 million during 2000 related to the recapture of the reinsurance agreement with FKLA.

   The Company's net income (loss) and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                           2002      2001      2000
                                         --------  --------  --------
           (in thousands)
           Net income (loss)............ $(84,871) $(71,854) $ 19,975
                                         ========  ========  ========
           Statutory capital and surplus $312,653  $332,598  $397,423
                                         ========  ========  ========

   The Company's statutory net loss reflects the market downturn and its impact on reserves for guaranteed death and living benefits consistent with statutory reserving methodology.

   As of January 1, 2001, the Company adopted the Codification of Statutory Accounting Principles ("Codification") guidance. The National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual is the NAIC's primary guidance on statutory accounting. Codification provides guidance for areas where statutory accounting had been silent and changed current statutory accounting in some areas. The Illinois Insurance Department adopted Codification, effective January 1, 2001. The Company's statutory surplus was positively impacted by $16.7 million upon adoption as a result of the net effect of recording a deferred tax asset, of non-admitting non-operating system software, of non-admitting net affiliated receivables and other changes caused by Codification.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(13) Unaudited Interim Financial Information

   The following table sets forth the Company's unaudited quarterly financial information:

                                                                  Quarter Ended
                                             ------------------------------------------------------
                                             March 31   June 30  September 30 December 31    Year
                                             --------  --------  ------------ ----------- ---------
(in thousands)
2002 Operating Summary
   Revenue.................................. $ 92,322  $105,170   $  92,308    $ 90,962   $ 380,762
                                             ========  ========   =========    ========   =========
   Net operating income, excluding realized
     gains, before cumulative effect of
     accounting change...................... $  8,109  $    394   $(169,309)   $ 14,261   $(146,545)
                                             ========  ========   =========    ========   =========
   Net operating income (loss), excluding
     realized gains......................... $(13,798) $    394   $(169,309)   $ 14,261   $(168,452)
   Net realized investment gains (losses)...     (841)    7,613       1,037      (8,315)       (506)
                                             --------  --------   ---------    --------   ---------
       Net income (loss).................... $(14,639) $  8,007   $(168,272)   $  5,946   $(168,958)
                                             ========  ========   =========    ========   =========
2001 Operating Summary
   Revenue.................................. $ 91,072  $ 98,360   $  85,013    $123,852   $ 398,297
                                             ========  ========   =========    ========   =========
   Net operating income (loss), excluding
     realized gains (losses)................ $  8,183  $ (1,364)  $  (6,443)   $ 37,792   $  38,168
   Net realized investment gains (losses)...    1,375     5,257       1,206       5,591      13,429
                                             --------  --------   ---------    --------   ---------
       Net income (loss).................... $  9,558  $  3,893   $  (5,237)   $ 43,383   $  51,597
                                             ========  ========   =========    ========   =========
2000 Operating Summary
   Revenue.................................. $ 87,648  $103,446   $  94,249    $ 75,567   $ 360,910
                                             ========  ========   =========    ========   =========
   Net operating income, excluding realized
     gains (losses)......................... $ 12,031  $  9,953   $   8,710    $ 22,987   $  53,681
   Net realized investment gains (losses)...   (1,378)     (105)        948      (4,845)     (5,380)
                                             --------  --------   ---------    --------   ---------
       Net income........................... $ 10,653  $  9,848   $   9,658    $ 18,142   $  48,301
                                             ========  ========   =========    ========   =========

(14) Operations by Business Segment

   The Company, along with FKLA, ZLICA and FLA, operate under the trade name Zurich Life, formerly Zurich Kemper Life. Prior to 2002, Zurich Life was organized by Strategic Business Unit ("SBU"). Each SBU concentrated on specific distribution channels. However, the SBUs were not managed at the legal entity level, but rather at the Zurich Life level. Zurich Life's SBUs cross legal entity lines, as certain similar products are sold by more than one legal entity and/or through more than one distribution channel.

   In 2002, the Company's management team shifted its financial focus from SBU performance to a line of business performance within each legal entity. The SBUs are now primarily responsible for market management, including distribution management, product design, sales and marketing.

   The Company has two primary operating segments, life insurance and annuities, that offer different types of products and services. These two operating segments reflect the way the Company manages its operations and makes business decisions.

   Premiums received from the sale of annuity products and the majority of our life insurance products are treated as deposit-type funds and are not recorded as revenue within the consolidated statements of operations.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

However, revenues for both the life insurance and annuity segments are generated from investing these deposit-type funds. For universal life insurance products and fixed annuity products, deposits are primarily invested in fixed maturity securities and the Company earns investment income. Variable life insurance deposits and variable annuity deposits are transferred to the separate account and invested in underlying investment funds that invest in stocks and bonds. The Company receives cost of insurance charges and other separate account fees as revenues from this business. In addition, the Company receives premium tax and DAC Tax expense loads from certain contractholders.

   In the following table, the Company uses the caption "net operating income" as an operating measure of segment performance. Net operating income is calculated by deducting net realized investment gains or losses, net of related income taxes, and the cumulative effect of a change in accounting principle, net of tax, from net income. Net realized investment gains or losses are excluded from net operating income because they can, in part, be discretionary and are not indicative of operational trends.

   Prior period information has been restated to conform to the new composition of our segments.

                                                               Twelve Months Ended                 Twelve Months Ended
                                                                December 31, 2002                   December 31, 2001
                                                       -----------------------------------  ---------------------------------
                                                          Life       Annuity      Total        Life     Annuity      Total
                                                       ----------  ----------  -----------  ---------- ---------- -----------
(in thousands)
Total operating revenue............................... $   80,573  $  300,968  $   381,541  $   78,196 $  299,441 $   377,637
                                                       ----------  ----------  -----------  ---------- ---------- -----------
Operating income (loss) before tax expense, goodwill
 impairment and cumulative effect of accounting
 change............................................... $   13,663  $   (5,800) $     7,863  $   15,721 $   43,370 $    59,091
Income tax expense (benefit) on operations............      5,238      (7,342)      (2,104)      7,128     13,795      20,923
Goodwill impairment...................................    (32,832)   (123,679)    (156,511)         --         --          --
                                                       ----------  ----------  -----------  ---------- ---------- -----------
Net operating income (loss) before cumulative effect
 of accounting change.................................    (24,407)   (122,137)    (146,544)      8,593     29,575      38,168
Cumulative effect of accounting change, net of tax....         --     (21,907)     (21,907)         --         --          --
                                                       ----------  ----------  -----------  ---------- ---------- -----------
Net operating income (loss)........................... $  (24,407) $ (144,044) $  (168,451) $    8,593 $   29,575 $    38,168
                                                       ==========  ==========  ===========  ========== ========== ===========
Goodwill.............................................. $       --  $       --  $        --  $    6,601 $  171,817 $   178,418
                                                       ----------  ----------  -----------  ---------- ---------- -----------
Total assets.......................................... $9,840,840  $8,825,442  $18,666,282  $8,841,469 $9,248,359 $18,089,828
                                                       ==========  ==========  ===========  ========== ========== ===========
Total reserve for policyholder benefits in the general
 account.............................................. $  808,389  $3,303,100  $ 4,111,489  $  628,899 $3,005,262 $ 3,634,161
Total Separate Account liabilities....................  8,848,140   4,699,236   13,547,376   7,696,013  5,412,740  13,108,753
                                                       ----------  ----------  -----------  ---------- ---------- -----------
Total reserve for policyholder benefits............... $9,656,529  $8,002,336  $17,658,865  $8,324,912 $8,418,002 $16,742,914
                                                       ==========  ==========  ===========  ========== ========== ===========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                              Twelve Months Ended
                                                               December 31, 2000
                                                       ----------------------------------
                                                          Life      Annuity      Total
                                                       ---------- ----------  -----------
(in thousands)
Total operating revenue............................... $   90,913 $  278,274  $   369,187
                                                       ---------- ----------  -----------
Operating income (loss) before tax expense, goodwill
 impairment and cumulative effect of accounting
 change............................................... $   23,820 $   34,005  $    57,825
Income tax expense (benefit) on operations............      4,171        (27)       4,144
                                                       ---------- ----------  -----------
Net operating income (loss) before cumulative effect
 of accounting change.................................     19,649     34,032       53,681
Cumulative effect of accounting change, net of tax....         --         --           --
                                                       ---------- ----------  -----------
Net operating income (loss)........................... $   19,649 $   34,032  $    53,681
                                                       ========== ==========  ===========
Goodwill.............................................. $    5,764 $  185,399  $   191,163
                                                       ---------- ----------  -----------
Total assets.......................................... $8,077,697 $7,928,946  $16,006,643
                                                       ========== ==========  ===========
Total reserve for policyholder benefits in the general
 account.............................................. $  691,290 $2,896,850  $ 3,588,140
Total Separate Account liabilities....................  7,009,309  4,170,330   11,179,639
                                                       ---------- ----------  -----------
Total reserve for policyholder benefits............... $7,700,599 $7,067,180  $14,767,779
                                                       ========== ==========  ===========

(15) Subsequent Event

   In the first quarter of 2003, the specific annuities that comprised the block of business ceded to ZICBB were surrendered. Approximately $5.0 million in surrender charges collected on these specific annuities was paid to ZICBB at the end of February, 2003, as the final settlement payment related to this reinsurance agreement.

(16) Effects of New Accounting Pronouncements

   In January, 2003, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 46 ("FIN 46"), Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51. The primary objective of FIN 46 is to provide guidance on the identification of, and financial reporting for, entities over which control is achieved through means other than voting rights; such entities are known as variable-interest entities. While there are a number of criteria that determine the effective date of FIN 46, the Company has concluded that it does not have any variable-interest entities.

APPENDIX A

STATE PREMIUM TAX CHART

                                                            Rate of Tax
                                                            -----------
                                                    Qualified      Non-Qualified
State                                                 Plans            Plans
-----                                                 -----            -----
California ...............................            0.50%*           2.35%*
Maine ....................................            2.00%            2.00%
Nevada ...................................            3.50%            3.50%
South Dakota .............................             --              1.25%
West Virginia ............................            1.00%            1.00%
Wyoming ..................................             --              1.00%

* Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value.

                                PROSPECTUS FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
                INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET
                   VALUE ADJUSTED DEFERRED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                          Farmers Variable Annuity I

                                   Issued By
                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      and
                    KEMPER INVESTORS LIFE INSURANCE COMPANY


   This Prospectus describes Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts (the "Contract") offered by Kemper Investors Life Insurance Company ("we" or "KILICO"). The Contract is designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. Depending on particular state requirements, the Contracts may be issued on a group or individual basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract. For purposes of this Prospectus, the term "Contract" refers both to certificates and to individual annuity contracts. The Contract is currently not being issued.



   You may allocate purchase payments to one or more of the variable options, or the Fixed Account Option, or the Market Value Adjustment ("MVA") option in states where a MVA is authorized. The MVA Option may not be available in all states. The Contract currently offers twelve investment options, each of which is a Subaccount of KILICO Variable Annuity Separate Account. Currently, you may choose among the following Funds or Portfolios:

..  Franklin Templeton Variable Insurance Products Trust:
..  Templeton Developing Markets Securities Fund (Class 2 Shares)
..  Janus Aspen Series:
..  Janus Aspen Capital Appreciation
..  PIMCO Variable Insurance Trust:
..  PIMCO Foreign Bond (Administrative Class)

..  PIMCO Low Duration (Administrative Class)

..  Scudder Variable Series I:
..  Scudder Bond (Class A Shares)
..  Scudder Growth and Income (Class A Shares)
..  Scudder International (Class A Shares)
..  Scudder Money Market (Class A Shares)
..  Scudder Variable Series II:
..  Scudder Government Securities (Class A Shares)

..  Scudder High Income (formerly Scudder High Yield) (Class A Shares)

..  Scudder Small Cap Growth (Class A Shares)
..  SVS Dreman High Return Equity (Class A Shares)


   Subaccounts and Portfolios may be added or deleted in the future. Contract Values allocated to any of the Subaccounts vary, reflecting the investment experience of the selected Subaccounts. Contract Values allocated to the Fixed Account or one or more Guarantee Periods of the Market Value Adjustment Option accumulate on a fixed basis.


   The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and are not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.


   This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference in this Prospectus. You may obtain a free copy by writing us or calling (888) 477-9700. A table of contents for the SAI appears on page 35. You may also find this Prospectus and other information about the Separate Account required to be filed with the Securities and Exchange Commission ("SEC") at the SEC's web site at http://www.sec.gov.



   The date of this Prospectus is May 1, 2003.



   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
================================================================================

                                                                         Page
   -                                                                     ----
   DEFINITIONS..........................................................   1
   SUMMARY..............................................................   3
   SUMMARY OF EXPENSES..................................................   6
   KILICO, THE MVA OPTION, THE SEPARATE ACCOUNT AND THE FUNDS...........   9
   FIXED ACCOUNT OPTION.................................................  13
   THE CONTRACTS........................................................  14
   CONTRACT CHARGES AND EXPENSES........................................  20
   THE ANNUITY PERIOD...................................................  23
   FEDERAL INCOME TAXES.................................................  26
   DISTRIBUTION OF CONTRACTS............................................  33
   VOTING RIGHTS........................................................  33
   REPORTS TO CONTRACT OWNERS AND INQUIRIES.............................  33
   DOLLAR COST AVERAGING................................................  34
   SYSTEMATIC WITHDRAWAL PLAN...........................................  34
   EXPERTS..............................................................  35
   LEGAL MATTERS........................................................  35
   SPECIAL CONSIDERATIONS...............................................  35
   AVAILABLE INFORMATION................................................  35
   LEGAL PROCEEDINGS....................................................  35
   TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION...............  35
   FINANCIAL STATEMENTS.................................................  36
   CONTRACTS ISSUED BEFORE MAY 1, 2002..................................  36
   ANNUAL REPORTS AND OTHER DOCUMENTS...................................  38
   APPENDIX A ILLUSTRATION OF A MARKET VALUE ADJUSTMENT.................  39
   APPENDIX B KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED AND
     VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT.  41

                                  DEFINITIONS

   The following terms as used in this Prospectus have the indicated meanings:

   Accumulated Guarantee Period Value--The sum of your Guarantee Period Values.

   Accumulation Period--The period between the Date of Issue of a Contract and the Annuity Date.

   Accumulation Unit--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

   Annuitant--The person designated to receive or who is actually receiving annuity payments and upon the continuation of whose life annuity payments involving life contingencies depend.

   Annuity Date--The date on which annuity payments are to commence.

   Annuity Option--One of several forms in which annuity payments can be made.

   Annuity Period--The period starting on the Annuity Date.

   Annuity Unit--A unit of measurement used to determine the amount of Variable Annuity payments.

   Beneficiary--The person designated to receive any benefits under a Contract upon the death of the Annuitant or the Owner prior to the Annuity Period.

   Company ("we", "us", "our", "KILICO")--Kemper Investors Life Insurance Company. Our home office is located at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

   Contract--A Variable, Fixed and Market Value Adjusted Annuity Contract offered on an individual or group basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract.

   Contract Value--The sum of the values of your Separate Account Contract Value, Accumulated Guarantee Period Value and Fixed Account Contract Value.

   Contract Year--Period between anniversaries of the Contract's Date of Issue.

   Contract Quarter--Periods between quarterly anniversaries of the Contract's Date of Issue.

   Contribution Year--Each one year period following the date a Purchase Payment is made.

   Date of Issue--The date on which the first Contract Year commences.

   Fixed Account--The General Account of KILICO to which you may allocate all or a portion of Purchase Payments or Contract Value. We guarantee a minimum rate of interest on Purchase Payments allocated to the Fixed Account.

   Fixed Account Contract Value--The value of your Contract interest in the Fixed Account.

   Fixed Annuity--An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.

   Fund or Funds-- Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, PIMCO Variable Insurance Trust, Scudder Variable Series I and Scudder Variable Series II, including any Portfolios thereunder.

   General Account--All our assets other than those allocated to any separate account.

   Guaranteed Interest Rate--The rate of interest we establish for a given Guarantee Period.

   Guarantee Period--The time when an amount is credited with a Guaranteed Interest Rate. Guarantee Period options may range from one to ten years, at our option.


   Guarantee Period Value--The value of your Contract interest in a Guarantee Period is the sum of your: (1) Purchase Payment allocated or amount transferred to a Guarantee Period; plus (2) interest credited; minus (3) withdrawals, previously assessed Withdrawal Charges and transfers; and (4) as adjusted for any applicable Market Value Adjustment previously made.


   Market Adjusted Value--A Guarantee Period Value adjusted by the market value adjustment formula on any date prior to the end of a Guarantee Period.

   Market Value Adjustment--An adjustment of values under a Guarantee Period in accordance with the market value adjustment formula prior to the end of that Guarantee Period. The adjustment reflects the change in the value of the Guarantee Period Value due to changes in interest rates since the date the Guarantee Period commenced. The adjustment is computed using the market value adjustment formula stated in the Contract.

   Non-Qualified Plan Contract--A Contract which does not receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.


   Owner ("you", "your", "yours")--The person designated in the Contract as having the privileges of ownership defined in the Contract.


   Portfolio--A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to herein as a Fund.

   Purchase Payments--Amounts paid to us by you or on your behalf.

   Qualified Plan Contract--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

   Separate Account--The KILICO Variable Annuity Separate Account.

   Separate Account Contract Value--The sum of your Subaccount Values.

   Subaccounts--The twelve subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Portfolios.

   Subaccount Value--The value of your interest in each Subaccount.

   Unitholder--The person holding the voting rights with respect to an Accumulation or Annuity Unit.


   Valuation Date--Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.


   Valuation Period--The interval of time between two consecutive Valuation
Dates.

   Variable Annuity--An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

   Withdrawal Charge--The "contingent deferred sales charge" assessed against certain withdrawals of Contract Value in the first seven Contribution Years after a Purchase Payment is made or against certain annuitizations of Contract Value in the first seven Contribution Years after a Purchase Payment is made.

   Withdrawal Value--Contract Value, plus or minus any applicable Market Value Adjustment, less any premium tax payable if the Contract is being annuitized, minus any Withdrawal Charge applicable to that Contract.

                                    SUMMARY


   Because this is a summary, it does not contain all of the information that may be important. Read the entire Prospectus and Contract before deciding to invest.



   The Contracts provide for investment on a tax-deferred basis and for payment of annuity benefits. Both Non-Qualified Plan and Qualified Plan Contracts are described in this Prospectus.



   The minimum initial Purchase Payment is $1,000. Subject to certain exceptions, the minimum subsequent Purchase Payment is $500. An allocation to a Subaccount, Fixed Account or Guarantee Period must be at least $500. Our prior approval is required for Purchase Payments over $1,000,000. (See "The Contracts," page 14.)


   Variable accumulations and benefits are provided by crediting Purchase Payments to one or more Subaccounts that you select. Each Subaccount invests in one of the following corresponding Portfolios:

      .  Templeton Developing Markets Securities Fund (Class 2 Shares)

      .  Janus Aspen Capital Appreciation

      .  PIMCO Foreign Bond (Administrative Class)


      .  PIMCO Low Duration (Administrative Class)


      .  Scudder Bond ( Class A Shares)

      .  Scudder Growth and Income (Class A Shares)

      .  Scudder International (Class A Shares)

      .  Scudder Money Market (Class A Shares)

      .  Scudder Government Securities (Class A Shares)


      .  Scudder High Income (formerly Scudder High Yield) (Class A Shares)


      .  Scudder Small Cap Growth (Class A Shares)

      .  SVS Dreman High Return Equity (Class A Shares)

   Contract Value allocated to the Separate Account varies with the investment experience of the selected Subaccounts.


   The Fixed Account has fixed accumulations and benefits. We guarantee that Purchase Payments allocated to the Fixed Account earn not less than the minimum guaranteed rate. In our discretion, we may credit interest in excess of the minimum guaranteed rate. (See "Fixed Account Option," page 13.)



   The MVA Option also provides fixed accumulations. The MVA Option may not be available in all states. The MVA Option is only available during the Accumulation Period. You may allocate amounts to one or more Guarantee Periods. We may offer additional Guarantee Periods at our discretion. For new Contracts, we may limit the number of Guarantee Period options available to three (3). We credit interest daily to amounts allocated to the MVA Option. We declare the rate at our sole discretion. We guarantee amounts allocated to the MVA Option at Guaranteed Interest Rates for the Guarantee Periods you select. These guaranteed amounts are subject to any applicable Withdrawal Charge, Market Value Adjustment or Records Maintenance Charge. We will not change a Guaranteed Interest Rate for the duration of the Guarantee Period. However, Guaranteed Interest Rates for subsequent Guarantee Periods are set at our discretion. At the end of a Guarantee Period, a new Guarantee Period for the same duration starts, unless you timely elect another Guarantee Period. The interests under the Contract relating to the MVA Option are registered under the Securities Act of 1933 but are not registered under the Investment Company Act of 1940. (See "The MVA Option," page 9.)

   You bear the investment risk under the Contracts, unless Contract Values are allocated to:


      . the MVA Option and are guaranteed to receive the Guaranteed Interest Rate, subject to any Market Value Adjustment, or



      . the Fixed Account Option and are guaranteed to earn not less than the minimum guaranteed rate (see "Fixed Account Option").



   Transfers between Subaccounts are permitted before and after annuitization, subject to certain limitations. A transfer from a Guarantee Period is subject to a Market Value Adjustment unless effected within 30 days after the existing Guarantee Period ends. Restrictions apply to transfers out of the Fixed Account. (See "Transfers During the Accumulation Period" and "Transfers During the Annuity Period," pages 17 and 25, respectively.)



   You may withdraw Contract Value subject to Withdrawal Charges, any applicable market value adjustment and other specified conditions. (See "Withdrawals During the Accumulation Period," page 18.)


   We do not deduct sales charges from Purchase Payments. Each Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

      . the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

      . 10% of Contract Value. If you withdraw a larger amount, the excess Purchase Payments withdrawn are subject to a Withdrawal Charge.

   The Withdrawal Charge is:

      .  7% in the first Contribution Year,

      .  6% in the second Contribution Year,

      .  5% in the third and fourth Contribution Years,

      .  4% in the fifth Contribution Year,

      .  3% in the sixth Contribution Year,

      .  2% in the seventh Contribution Year, and

      .  0% thereafter.


   (See "Withdrawal Charge," page 21.) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their seventh Contribution Year or earlier, except as set forth under "Withdrawal Charge." Withdrawals may be subject to income tax, a 10% penalty tax, and other tax consequences. Withdrawals from Qualified Plan Contracts may be limited by the Internal Revenue Code (the "Code"). (See "Federal Income Taxes," page 26.)


   Contract charges include:

      .  mortality and expense risk,

      .  administrative expenses,


      .  records maintenance charges,


      .  withdrawal charges, and

      .  applicable premium taxes.


   See "Charges Against the Separate Account," page 21.) In addition, the investment advisers to the Funds deduct varying charges from the assets of the Funds for which they provide investment advisory services. (See the Funds' prospectuses for such information.)

   The Contract may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Code or as individual retirement annuities including Roth IRAs. We may limit Purchase Payments under qualified plans, other than IRAs, to lump-sum rollovers and transfers. The Contract is also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. (See "Taxation of Annuities in General," page 27 and "Qualified Plans," page 29, respectively.)



   You may examine a Contract and return it for a refund during the "free look" period. The length of the free look period will depend on the state in which the Contract is issued. However, it will be at least ten days from the date you receive the Contract. (See "The Contracts," page 14.) In addition, a special free look period applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities.

                              SUMMARY OF EXPENSES

--------------------------------------------------------------------------------

   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.



Contract Owner Transaction Expenses


             Sales Load Imposed on Purchases
             (as a percentage of Purchase Payments):....      None
             Maximum Withdrawal Charge /(1)/
             (as a percentage of Purchase Payments):....        7%
                                                         Withdrawal
             Years of Withdrawal after Purchase Payment    Charge
             ------------------------------------------  ----------
              First year................................     7.00%
              Second year...............................     6.00%
              Third year................................     5.00%
              Fourth year...............................     5.00%
              Fifth year................................     4.00%
              Sixth year................................     3.00%
              Seventh year..............................     2.00%
              Eight years and following.................     0.00%

              Maximum Transfer Fee:.....................  $25/(2)/

--------


/(1)/A Contract Owner may withdraw up to the greater of (i) the excess of Contract Value over total Purchase Payments subject to a withdrawal charge less prior withdrawals that were previously assessed a Withdrawal Charge and (ii) 10% of the Contract Value in any Contract Year without assessment of any Withdrawal charge. In certain circumstances we may reduce or waive the Withdrawal Charge. See "Withdrawal Charge."



/(2)/We reserve the right to charge a fee of $25 for each transfer of Contract
     Value in excess of twelve transfers per calendar year. See "Transfers During the Accumulation Period."



   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.




     Annual Records Maintenance Charge                            $30/(3)/

     Separate Account Annual Expenses
     (as a percentage of average Separate Account Contract Value)
     Mortality and Expense Risk Charge:..........................    1.25%
     Administration Charge:......................................    0.15%
                                                                  --------
     Total Separate Account Annual Expenses:.....................    1.40%
                                                                  ========

--------


/(3)/The records maintenance charge applies to Contracts with Contract Value less than $50,000 on the date of assessment. In certain circumstances we may reduce or waive the annual records maintenance charge. See "Records Maintenance Charge."



   The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



                                                                    Minimum --  Maximum
Total Annual Fund Operating Expenses/ (4)/ (expenses that are deducted from Funds assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee
waivers or expense reimbursements).................................  .54%   --  1.83%//

/(4)/The expenses shown are for the year ended December 31, 2002, and do not reflect any fee waivers or expense reimbursements.



   The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Fund's expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2003. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.54% and 1.83%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.



   THE FUND'S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.


--------------------------------------------------------------------------------

                                    EXAMPLE

--------------------------------------------------------------------------------


   This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.



   The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.



   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



    (1)If you surrender or annuitize your Contract at the end of the applicable time period:



                        1 year 3 years 5 years 10 years
                        ------ ------- ------- --------
                        $1,043 $1,546  $2,171  $3,686



    (2)a. If you annuitize your Contract at the end of the available time
       period under Annuity Option   2, 3, 4, or under Annuity Option 1 for a
       period of 5 years or more /(5)/:



                        1 year 3 years 5 years 10 years
                        ------ ------- ------- --------
                        $343   $1,046  $1,771  $3,686



       b. If you annuitize your Contract at the end of the available time period under Annuity Option 1 for a period of less than 5 years /(5)/:



                        1 year 3 years 5 years 10 years
                        ------ ------- ------- --------
                        $1,043 $1,546  $2,171   $3,686



    (3)If you do not surrender your Contract at the end of the applicable time period:



                        1 year 3 years 5 years 10 years
                        ------ ------- ------- --------
                         $343  $1,046  $1,771   $3,686

--------

     /(5)/Withdrawal Charges do not apply if the Contract is annuitized under Annuity Option 2, 3 or 4, or under Annuity Option 1 for a period of 5 years or more.



   The fee table and example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future performance of any Subaccount.

                        CONDENSED FINANCIAL INFORMATION



   The following condensed financial information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information.



   Selected data for accumulation units outstanding as of the year ended December 31st for each period:



                                 Subaccount                                     2002    2001    2000    1999
                                 ----------                                    ------- ------- ------- -------
Templeton Developing Markets Securities Subaccount
   Accumulation unit value at beginning of period*............................ $ 8.860 $ 9.774 $14.585 $ 9.962
   Accumulation unit value at end of period................................... $ 8.725 $ 8.860 $ 9.774 $14.585
   Number of accumulation units outstanding at end of period (000's omitted)..       3       3       3       0
Janus Aspen Capital Appreciation Subaccount
   Accumulation unit value at beginning of period*............................   8.459  10.951  13.573   9.649
   Accumulation unit value at end of period...................................   7.035   8.459  10.951  13.573
   Number of accumulation units outstanding at end of period (000's omitted)..     193     242     234      55
PIMCO Foreign Bond Subaccount
   Accumulation unit value at beginning of period*............................  11.099  10.459   9.790  10.021
   Accumulation unit value at end of period...................................  11.841  11.099  10.459   9.790
   Number of accumulation units outstanding at end of period (000's omitted)..      18      35      46      25
PIMCO Low Duration Subaccount
   Accumulation unit value at beginning of period*............................  11.366  10.707  10.111  10.011
   Accumulation unit value at end of period...................................  11.998  11.366  10.707  10.111
   Number of accumulation units outstanding at end of period (000's omitted)..      19      24      32       2
Scudder Bond Subaccount
   Accumulation unit value at beginning of period*............................  11.100  10.644   9.763  10.044
   Accumulation unit value at end of period...................................  11.785  11.100  10.644   9.763
   Number of accumulation units outstanding at end of period (000's omitted)..      23      25      33       3
Scudder Growth and Income Subaccount
   Accumulation unit value at beginning of period*............................   8.693   9.938  10.293   9.745
   Accumulation unit value at end of period...................................   6.590   8.693   9.938  10.293
   Number of accumulation units outstanding at end of period (000's omitted)..     120     132     127      29
Scudder International Subaccount
   Accumulation unit value at beginning of period*............................   7.917  11.611  15.038   9.871
   Accumulation unit value at end of period...................................   6.374   7.917  11.611  15.038
   Number of accumulation units outstanding at end of period (000's omitted)..      17      18      18       1
Scudder Money Market #1 Subaccount
   Accumulation unit value at beginning of period*............................  10.773  10.515  10.042  10.003
   Accumulation unit value at end of period...................................  10.783  10.773  10.515  10.042
   Number of accumulation units outstanding at end of period (000's omitted)..       3       6      12       0
Scudder Money Market #2 Subaccount
   Accumulation unit value at beginning of period*............................  10.157  10.000      --      --
   Accumulation unit value at end of period...................................  10.308  10.157  10.000      --
   Number of accumulation units outstanding at end of period (000's omitted)..      --      --      --      --
Scudder Government Securities Subaccount
   Accumulation unit value at beginning of period*............................ $11.508 $10.856 $ 9.924 $10.003
   Accumulation unit value at end of period................................... $12.263 $11.508 $10.856 $ 9.924
   Number of accumulation units outstanding at end of period (000's omitted)..      42      58      75      22
Scudder High Income (formerly Scudder High Yield) Subaccount
   Accumulation unit value at beginning of period*............................ $ 9.271 $ 9.160 $10.185 $10.018
   Accumulation unit value at end of period................................... $ 9.115   9.271   9.160  10.185
   Number of accumulation units outstanding at end of period (000's omitted)..       3       4       2       0
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*............................   9.348  13.315  15.122  10.115
   Accumulation unit value at end of period...................................   6.134   9.348  13.315  15.122
   Number of accumulation units outstanding at end of period (000's omitted)..      15      19      20       5
SVS Dreman High Return Equity Subaccount
   Accumulation unit value at beginning of period*............................  11.674  11.640   9.043  10.020
   Accumulation unit value at end of period...................................   9.436  11.674  11.640   9.043
   Number of accumulation units outstanding at end of period (000's omitted)..      87      90      96      25

--------

*  Commencement of Offering on March 12, 1999.


** Accumulation Unit Value at beginning of period is as of November 6, 1999 for Scudder Money Market Subaccount #1. (Scudder Money Market Subaccount #2 did not commence operations prior to December 31, 1999.)

          KILICO, THE MVA OPTION, THE SEPARATE ACCOUNT AND THE FUNDS

Kemper Investors Life Insurance Company


   We were organized in 1947 and are a stock life insurance company organized under the laws of the State of Illinois in 1947. Our offices are located at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. Kemper Corporation is a wholly-owned subsidiary of Zurich Group Holding ("ZGH"), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a Swiss holding company.


The MVA Option

   You may allocate amounts in the Market Value Adjustment ("MVA") Option to one or more Guarantee Periods with durations of one to ten years during the Accumulation Period. You may choose a different Guarantee Period by pre-authorized telephone instructions or by giving us written notice (See "Guarantee periods of the MVA Option" below). The MVA Option may not be available in all states. At our discretion, we may offer additional Guarantee Periods or limit, for new Contracts, the number of Guarantee Periods available to three.

   The amounts allocated to the MVA Option under the Contracts are invested under the laws regulating our General Account. Assets supporting the amounts allocated to Guarantee Periods are held in a "non-unitized" separate account. However, our General Account assets are available to fund benefits under the Contracts. A non-unitized separate account is a separate account in which you do not participate in the performance of the assets through unit values. There are no discrete units for this separate account. The assets of the non-unitized separate account are held as reserves for our guaranteed obligations. The assets of the separate account are not chargeable with liabilities arising out of the business conducted by any other separate account or out of any other business we may conduct.


   State insurance laws concerning the nature and quality of investments regulate our General Account investments and any non-unitized separate account investments. These laws generally permit investment in federal, state and municipal obligations, preferred and common stocks, corporate bonds, real estate mortgages, real estate and certain other investments.


   We consider the return available on the instruments in which Contract proceeds are invested when establishing Guaranteed Interest Rates. This return is only one of many factors considered in establishing Guaranteed Interest Rates. (See "The Accumulation Period--4. Establishment of Guaranteed Interest Rates.")

   Our investment strategy for the non-unitized separate account is generally to match Guarantee Period liabilities with assets, such as debt instruments. We expect to invest in debt instruments such as:

      . securities issued by the United States Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the United States Government;

      . debt securities which have an investment grade, at the time of purchase, within the four (4) highest grades assigned by Moody's Investors Services, Inc. ("Moody's") (Aaa, Aa, A or Baa), Standard & Poor's Corporation ("Standard & Poor's") (AAA, AA, A or BBB), or any other nationally recognized rating service;

      . other debt instruments including issues of or guaranteed by banks or bank holding companies and corporations, which obligations, although not rated by Moody's or Standard & Poor's, are deemed by our management to have an investment quality comparable to securities which may be otherwise purchased; and

      .  options and futures transactions on fixed income securities.


   Our invested assets portfolio at December 31, 2002 included approximately
85.7 percent in cash, short-term investments and investment grade fixed maturities, 2.4 percent in below investment grade (high risk) bonds, 4.6 percent in mortgage loans and other real estate-related investments and 7.3 percent in all other investments.

   We are not obligated to invest the amounts allocated to the MVA Option according to any particular strategy, except as state insurance laws may require. For more information concerning our General Account assets, consult our Annual Report For the Fiscal Year ended December 31, 2002. (See "Annual Reports and Other Documents.")

The Separate Account

   We established the KILICO Variable Annuity Separate Account on May 29, 1981 pursuant to Illinois law as the KILICO Money Market Separate Account. The SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.

   Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

   Twelve Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions or under all Contracts.

   The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as you request. All dividends and capital gains distributions received by the Separate Account from a Portfolio are reinvested in that Portfolio at net asset value and retained as assets of the corresponding Subaccount.

   The Separate Account's financial statements appear in the Statement of Additional Information.

The Funds


   The Separate Account invests in shares of the following Funds


      .  Franklin Templeton Variable Insurance Products Trust

      .  Janus Aspen Series

      .  PIMCO Variable Insurance Trust

      .  Scudder Variable Series I

      .  Scudder Variable Series II

   The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in the case of Janus Aspen Series and PIMCO Variable Insurance Trust, certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. Shares of the Funds may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

   A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

   The twelve Portfolios are summarized below:

Franklin Templeton Variable Insurance Products Trust

   Templeton Developing Markets Securities Fund (Class 2 Shares) seeks long-term capital appreciation. The Fund invests primarily in emerging market equity securities.

Janus Aspen Series

   Janus Aspen Capital Appreciation Portfolio seeks long-term growth of capital.

PIMCO Variable Insurance Trust

   PIMCO Foreign Bond Portfolio (Administrative Class) seeks to maximize total return, consistent with preservation of capital and prudent investment management.


   PIMCO Low Duration Portfolio (Administrative Class) seeks to maximize total return, consistent with preservation of capital and prudent investment management.


Scudder Variable Series I

   Scudder Bond Portfolio (Class A Shares) seeks to provide a high level of income consistent with a high quality portfolio of debt securities.

   Scudder Growth and Income Portfolio (Class A Shares) seeks long-term growth of capital, current income and growth of income.

   Scudder International Portfolio (Class A Shares) seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

   Scudder Money Market Portfolio (Class A Shares) seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

Scudder Variable Series II

   Scudder Government Securities Portfolio (Class A Shares) seeks high current income consistent with preservation of capital.


   Scudder High Income (formerly Scudder High Yield) Portfolio (Class A Shares) seeks to provide a high level of current income.


   Scudder Small Cap Growth Portfolio (Class A Shares) seeks maximum appreciation of investors' capital.

   SVS Dreman High Return Equity Portfolio (Class A Shares) seeks to achieve a high rate of total return.

   The Portfolios may not achieve their stated objective. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds' prospectuses accompanying this Prospectus and statements of additional information, available from us upon request.


   Templeton Asset Management Ltd. serves as the investment manager for the available portfolio of the Franklin Templeton Variable Insurance Products Trust. Janus Capital Management LLC (formerly Janus Capital Corporation) is the investment adviser for the available Portfolio of the Janus Aspen Series. Pacific Investment Management Company is the investment adviser for the two available Portfolios of the PIMCO Variable Insurance Trust. Deutsche Investment Management Americas Inc. ("DeIM") is the investment manager for the four available Portfolios of Scudder Variable Series I and the four available Portfolios of Scudder Variable Series II. Dreman Value Management L.L.C. ("DVM") serves as sub-adviser for the SVS Dreman High Return Equity Portfolio. Under the terms of the sub-advisory agreement, DVM manages the investment and reinvestment of that Portfolio's assets in accordance with the investment objectives, policies and limitations and subject to the supervision of DeIM and the Board of Trustees. The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the Funds or the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.

Change of Investments


   We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We may eliminate the shares of any of the Portfolios and substitute shares of another portfolio or of another investment company, if the shares of a Portfolio are no longer available for investment, or if in our judgment further investment in any Portfolio becomes inappropriate in view of the purposes of the Separate Account. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC's prior approval, if required. The Separate Account may purchase other securities for other series or classes of contracts, or permit a conversion between series or classes of contracts on the basis of requests made by Owners.


   We may establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, in our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.


   If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the 1940 Act; (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.


Performance Information


   The Separate Account may advertise several types of performance information for the Subaccounts. All Subaccounts may advertise standardized "average annual total return" and nonstandardized "total return." The Scudder Bond Subaccount, Scudder Government Securities Subaccount, PIMCO Foreign Bond Subaccount, PIMCO Low Duration Subaccount, and Scudder High Income (formerly Scudder High Yield) Subaccount may also advertise "yield". The Scudder Money Market Subaccount may advertise "yield" and "effective yield." Each of these figures is based upon historical earnings and is not necessarily representative of a Subaccount's future performance.



   Standardized average annual total return and nonstandardized total return calculations measure a Subaccount's net income plus the effect of any realized or unrealized appreciation or depreciation of the Subaccount's underlying investments. Standardized average annual total return will be quoted for periods of at least one year, five years and ten years, if applicable. Nonstandardized average annual total return will be quoted for periods of at least one year, three years, five years and ten years, if applicable. In addition, we will show standardized average annual total return for the life of the Subaccount. We will show nonstandardized total return for the life of the Portfolio, meaning the time the underlying Portfolio has been in existence. Standardized average annual total return will be current to the most recent calendar quarter. Nonstandardized total return will be current to the most recent calendar month. Standardized average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of a Subaccount investment over the applicable period. Nonstandardized total return may include annualized and nonannualized (cumulative) figures. Nonannualized figures represent the actual percentage change over the applicable period.


   Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (seven-day period for the Scudder Money Market Subaccount) expressed as a percentage of the value of the Subaccount's Accumulation Units. Yield is an annualized figure, which means that it is assumed that the Subaccount generates the same level of net income over a one year period, compounded on a semi-annual basis. The effective yield for the Scudder Money Market Subaccount is calculated similarly, but includes the effect of assumed compounding calculated under rules prescribed by the SEC. The Scudder Money Market Subaccount's effective yield will be slightly higher than its yield due to this compounding effect.

   The Subaccounts' performance figures and Accumulation Unit values fluctuate. You may redeem Subaccount units at Accumulation Unit value, which may be more or less than original cost. The standardized performance figures reflect the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge. Redemptions within the first seven years may be subject to a Withdrawal Charge that ranges from 7% the first year to 0% after seven years. Yield, effective yield and nonstandardized total return figures do not include the effect of any Withdrawal Charge that may be imposed upon the redemption of units. In addition, nonstandardized total return figures do not include the effect of the Records Maintenance Charge. The nonstandardized performance figures reflect the deduction of all expenses and fees, excluding a prorated portion of the Records Maintenance Charge. Thus yield, effective yield and nonstandardized total return figures may be higher than if such charges were deducted. Standardized average annual total return figures include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period.



   The Subaccounts may be compared to relevant indices and performance data from independent sources, including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's(R) 500 Stock Index, the Consumer Price Index, the CDA Certificate of Deposit Index, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Merrill Lynch Government/ Corporate Master Index, the Lehman Brothers Long Government/Corporate Bond Index, the Lehman Brothers Government/Corporate 1-3 Year Bond Index, the Standard & Poor's(R) Midcap 400 Index, the NASDAQ Composite Index, the Russell 2000 Index and the Morgan Stanley Capital International Europe, Australia, Far East Index. Please note the differences and similarities between the investments that a Subaccount may purchase and the investments measured by the indexes. In particular, it should be noted that the comparative information with regard to the indexes will not reflect the deduction of any Contract charges or fees. Similarly, the indexes are unmanaged and do not reflect the fees and expenses of management and acquisition costs. In addition, certificates of deposit may offer fixed or variable yields and principal is guaranteed and may be insured. The units of the Subaccounts are not insured. Also, the value of each Subaccount will fluctuate.


   From time to time, the Separate Account may quote information from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor, National Underwriter, Selling Life Insurance, Broker World, Registered Representative, Investment Advisor and VARDS.

   Additional information concerning a Subaccount's performance is provided in the Statement of Additional Information.

                             FIXED ACCOUNT OPTION

   Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


   Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account and the MVA Option, unless we refer to fixed accumulation and annuity elements.



   We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

                                 THE CONTRACTS

A. General Information.


   The minimum initial Purchase Payment is $1,000, and the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment is $100 if you authorize us to draw on an account via check or electronic debit. Cumulative Purchase Payments in excess of $1,000,000 require our prior approval. The Internal Revenue Code may also limit the maximum annual amount of Purchase Payments. An allocation to a Subaccount, the Fixed Account or a Guarantee Period must be at least $500.


   We may, at any time, amend the Contract in accordance with changes in the law, including applicable tax laws, regulations or rulings, and for other purposes.


   You may examine a Contract and return it for a refund during the "free look" period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus amounts allocated to the General Account and the Guarantee Periods on the date we receive the returned Contract, without any deduction for Withdrawal Charges or Records Maintenance Charges. Some states require the return of the Purchase Payment. In addition, a special free look period applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities.


   During the Accumulation Period, you may assign the Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and a 10% tax penalty. (See "Tax Treatment of Withdrawals, Loans and Assignments.")


   Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the Annuitant's debts or obligations.


   You designate the Beneficiary. If you or the Annuitant die, and no designated Beneficiary or contingent beneficiary is alive at that time, we will pay your or the Annuitant's estate.

   Under a Qualified Plan Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Plan Contract may not be assigned.

B. The Accumulation Period.

1. Application of Purchase Payments.


   You select the allocation of Purchase Payments to the Subaccount(s), Guarantee Periods, or Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit as of 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to a Guarantee Period or to the Fixed Account begin earning interest one day after we receive them. However, with respect to initial Purchase Payments, the amount is credited only after we determine to issue the Contract, but no later than the second day after we receive the Purchase Payment. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed after we receive the Purchase Payment.



   The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount, other than the Records Maintenance Charge and Guaranteed Retirement Income Benefit Charge (see "Contracts Issued Before May 1, 2002"). The number of Accumulation Units is reduced when the Records Maintenance Charge and Guaranteed Retirement Income Benefit Charge are assessed.

   If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five (5) business days after we receive the initial Purchase Payment, or if we determine that we cannot issue the Contract within the five (5) day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the Purchase Payment until the application is completed.

   We will issue a Contract without a signed application if:

      . a dealer provides us with application information, electronically or in writing,

      .  we receive the initial Purchase Payment, and


      . you confirm in writing, after the Contract is delivered, that all information in the Contract is correct. Until a written confirmation is received by us, your ability to request transactions under the Contract will be limited.


2. Accumulation Unit Value.

   Each Subaccount has an Accumulation Unit value. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount's Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

   The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

   Each Subaccount has its own investment experience factor. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

   The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

      (1 + 2) - 3, where:

      (1) is the net result of:

      . the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

      . the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

      . a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

      (2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period; and

      (3) is the factor representing the mortality and expense risk and administration charges.

3. Guarantee Periods of the MVA Option.


   You may allocate Purchase Payments to one or more Guarantee Periods with durations of one to ten years. Each Guarantee Period has a Guaranteed Interest Rate that will not change during the Guarantee Period. Interest is credited daily at the effective annual rate.



   The following example illustrates how we credit Guarantee Period interest.

               EXAMPLE OF GUARANTEED INTEREST RATE ACCUMULATION


                    Purchase Payment........         $40,000
                    Guarantee Period........         5 Years
                    Guaranteed Interest Rate 1.55% Effective
                                                 Annual Rate



                         Interest Credited    Cumulative
                    Year    During Year    Interest Credited
                    ---- ----------------- -----------------
                     1..      $620.00          $  620.00
                     2..       629.61           1,249.61
                     3..       639.37           1,888.98
                     4..       649.28           2,538.26
                     5..       659.34           3,197.60


   Accumulated value at the end of 5 years is:


                       $40,000 + $3,197.60 = $43,197.60


   Note: This example assumes that no withdrawals are made during the five-year period. If you make withdrawals or transfers during this period, Market Value Adjustments and Withdrawal Charges apply.

   The hypothetical interest rate is not intended to predict future Guaranteed Interest Rates. Actual Guaranteed Interest Rates for any Guarantee Period may be more or less than those shown.

   At the end of any Guarantee Period, we send written notice of the beginning of a new Guarantee Period. A new Guarantee Period for the same duration starts unless you elect another Guarantee Period within thirty days after the end of the terminating Guarantee Period. You may choose a different Guarantee Period by preauthorized telephone instructions or by giving us written notice. You should not select a new Guarantee Period extending beyond the Annuity Date. Otherwise, the guarantee period amount available for annuitization is subject to Market Value Adjustments and may be subject to Withdrawal Charges. (See "Market Value Adjustment" and "Withdrawal Charge" below.)

   The amount reinvested at the beginning of a new Guarantee Period is the Guarantee Period Value for the Guarantee Period just ended. The Guaranteed Interest Rate in effect when the new Guarantee Period begins applies for the duration of the new Guarantee Period.

   You may call us at 1-800-621-5001 or write to Kemper Investors Life Insurance Company, Customer Service, at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 for the new Guaranteed Interest Rates.

4. Establishment of Guaranteed Interest Rates.

   We declare the Guaranteed Interest Rates for each of the ten durations of Guarantee Periods from time to time as market conditions dictate. Once established, rates are guaranteed for the respective Guarantee Periods. We advise you of the Guaranteed Interest Rate for a chosen Guarantee Period when we receive a Purchase Payment, when a transfer is effectuated or when a Guarantee Period renews. Withdrawals of Accumulated Guarantee Period Value are subject to Withdrawal Charges and Records Maintenance Charges and may be subject to a Market Value Adjustment. (See "Market Value Adjustment" below.)

   We have no specific formula for establishing the Guaranteed Interest Rates. The determination may be influenced by, but not necessarily correspond to, the current interest rate environment. (See "The MVA Option".) We may also consider, among other factors, the duration of a Guarantee Period, regulatory and tax requirements, sales commissions and administrative expenses we bear, and general economic trends.

   We make the final determination of the Guaranteed Interest Rates to be declared.

   We cannot predict or guarantee the level of future Guaranteed Interest Rates.

5. Contract Value.

   On any Valuation Date, Contract Value equals the total of:

      .  the number of Accumulation Units credited to each Subaccount, times

      . the value of a corresponding Accumulation Unit for each Subaccount, plus

      .  your Accumulated Guarantee Period Value in the MVA Option, plus

      .  your interest in the Fixed Account.


6. Transfers During the Accumulation Period.


   During the Accumulation Period, you may transfer the Contract Value among the Subaccounts, the Guarantee Periods and the Fixed Account subject to the following provisions:

      . the amount transferred must be at least $100 unless the total Contract Value attributable to a Subaccount, Guarantee Period or Fixed Account is transferred;

      . the Contract Value remaining in a Subaccount, Guarantee Period or Fixed Account must be at least $500 unless the total value is transferred;

      . transfers may not be made from any Subaccount to the Fixed Account over the six months following any transfer from the Fixed Account into one or more Subaccounts; and

      . transfers from the Fixed Account may be made one time during the Contract Year during the thirty days following an anniversary of a Contract Year.

   We may charge a $25 fee for each transfer in excess of 12 transfers per calendar year. However, transfers made pursuant to the Asset Allocation and Dollar Cost Averaging programs do not count toward these 12 transfers. In addition, transfers of Guarantee Period Value are subject to Market Value Adjustment unless the transfer is made within thirty days of the end of the Guarantee Period. Because a transfer before the end of a Guarantee Period is subject to a Market Value Adjustment, the amount transferred from the Guarantee Period may be more or less than the requested dollar amount.

   We make transfers pursuant to written or telephone instructions specifying in detail the requested changes. Transfers involving a Subaccount are based upon the Accumulation Unit values, as calculated after we receive transfer instructions. We may suspend, modify or terminate the transfer provision. We disclaim all liability if we follow in good faith instructions given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.


   The following transfers must be requested through standard United States mail:



      .  transfers in excess of $250,000 per Contract, per day, and



      . transfers into and out of the Scudder International Subaccount in excess of $50,000, per Contract per day.



   These administrative procedures have been adopted under the Contract to protect the interests of the remaining Contract Owners from the adverse effects of frequent and large transfers into and out of variable annuity Subaccounts that can adversely affect the investment management of the underlying Portfolios.



   We reserve the right to further amend the transfer procedures in the interest of protecting remaining Contract Owners.


   If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the authorized asset allocation program. However, we do not offer or participate in any asset allocation program and we take no responsibility for any third party asset allocation program. We may suspend or cancel acceptance of a third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations.

   You may elect to have transfers made automatically among the Subaccounts on an annual, semiannual or quarterly basis so that Contract Value is reallocated to match the percentage allocations in your predefined allocation elections. Transfers under this program are not subject to the $100 minimum transfer limitation. An election to participate in the automatic asset reallocation program must be in writing on our form and returned to us.


7. Market Timing.

   This Contract is not designed for professional market timing organizations, or other organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the Subaccounts and may be detrimental to Owners. Further, these short-term strategies are particularly inappropriate for attaining long-term retirement goals or for the protection of heirs. Consequently, we reserve the right, at our sole discretion and without prior notice, to take action when we identify market timing strategies detrimental to Owners.


8. Withdrawals During the Accumulation Period.



   You may redeem some or all of the Contract Value and previous withdrawals and debt, plus or minus any applicable Market Value Adjustment and minus any Withdrawal Charge. Withdrawals will have tax consequences. (See "Federal Income Taxes.") A withdrawal of the entire Contract Value is called a surrender.


   Partial withdrawals and surrenders are subject to the following:

   In any Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

      . the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

      .  10% of the Contract Value.

   See "Contract Charges and Expenses--Withdrawal Charge" for a discussion of charges applicable to partial withdrawals and surrenders.

   If Contract Value is allocated to more than one investment option, you must specify the source of the partial withdrawal. If you do not specify the source, we redeem Accumulation Units on a pro rata basis from all investment options in which you have an interest. Accumulation Units attributable to the earliest Contribution Years are redeemed first.

   Partial withdrawals are subject to the following:

      . Partial withdrawals are not permitted from the Fixed Account in the first Contract Year.

      . The minimum withdrawal is $100 (before any Market Value Adjustment), or your entire interest in the investment option(s) from which withdrawal is requested.

      . You must leave at least $500 in each investment option from which the withdrawal is requested, unless the total value is withdrawn.


   Election to withdraw shall be made in writing to us at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values, as calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts is paid within seven (7) days after we receive the request. However, we may suspend withdrawals or delay payment:


      .  during any period when the New York Stock Exchange is closed,

      . when trading in a Portfolio is restricted or the SEC determines that an emergency exists, or

      .  as the SEC by order may permit.

   For withdrawal requests from the MVA Option and the Fixed Account, we may defer any payment for up to six months, as permitted by state law. During the deferral period, we will continue to credit interest at the current Guaranteed Interest Rate for the same Guarantee Period.

   Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See "Federal Income Taxes.")

   A participant in the Texas Optional Retirement Program ("ORP") must obtain a certificate of termination from the participant's employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

9. Market Value Adjustment.

   Any withdrawal, transfer or annuitization of Guarantee Period Values, unless effected during the "free look" period or within 30 days after a Guarantee Period ends, may be adjusted up or down by a Market Value Adjustment. The Market Value Adjustment applies before deduction of a Withdrawal Charge.


   The Market Value Adjustment reflects the relationship between (a) the currently established interest rate ("Current Interest Rate") for a Guarantee Period equal to the remaining length of the Guarantee Period, rounded to the next higher number of complete years, and (b) the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if the Guaranteed Interest Rate is the same or lower than the applicable Current Interest Rate, the Market Value Adjustment reduces Guarantee Period Value and results in a lower payment. Thus, if interest rates increase, the withdrawal could be less than the original Purchase Payment or the original amount allocated to a Guarantee Period. Conversely, if the Guaranteed Interest Rate is higher than the applicable Current Interest Rate, the Market Value Adjustment increases Guarantee Period Value and results in a higher payment.


   The Market Value Adjustment (MVA) uses this formula:

                                    (1 + I) /t/365/
                                    -------
                        MVA = GPV X                 -1
                                    (1 + J)

      Where:

          I is the Guaranteed Interest Rate being credited to the Guarantee Period Value (GPV) subject to the Market Value Adjustment,

          J is the Current Interest Rate We declare, as of the effective date of the application of the Market Value Adjustment, for current allocations to a Guarantee Period the length of which is equal to the balance of the Guarantee Period for the Guarantee Period Value subject to the Market Value Adjustment, rounded to the next higher number of complete years, and

          t is the number of days remaining in the Guarantee Period.

   For an illustration showing an upward and a downward adjustment, see Appendix A.

10. Guaranteed Death Benefit.


   We pay a death benefit to the Beneficiary if any of the following occurs during the Accumulation Period:


      .  the Owner, or a joint owner, dies,

      .  the Annuitant dies with no living contingent annuitant, or

      .  the contingent annuitant dies after the Annuitant.

   The amount of the death benefit depends on the age of the deceased Owner or Annuitant when the death benefit becomes payable. If the deceased Owner or Annuitant dies before age 91, we will pay the Beneficiary the greatest of the following less debt:


      .  Contract Value,

      . Purchase Payments minus previous withdrawals, accumulated at 5.00% interest per year to the earlier of the deceased's age 80 or the date of death, plus Purchase Payments minus all withdrawals from age 80 to the date of death, or

      .  the greatest anniversary value before death.

   The greatest anniversary value equals:

      . the highest of the Contract Values on each Contract anniversary prior to the deceased's age 81, plus the dollar amount of any Purchase Payments made since that anniversary, minus

      .  withdrawals since that anniversary.


   We pay Contract Value to the Beneficiary if the Owner or Annuitant dies after age 91. The Owner or Beneficiary (unless the Owner has already elected an Annuity Option), as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under "Annuity Options" below. The Death Benefit must be distributed within 5 years after the date of death unless an Annuity Option is elected or a surviving spouse elects to continue the Contract in accordance with the provisions described below.



   For Non-Qualified Plan Contracts or Individual Retirement Annuities, if the Beneficiary is the Owner's surviving spouse (or the Annuitant's surviving spouse if the Owner is not a natural person), the surviving spouse may elect to continue the Contract in lieu of taking a Death Benefit distribution. The spouse will become the successor Owner of the Contract subject to the following:



      . The Contract Value will be increased to reflect the amount of the Death Benefit. The difference will be credited to the Scudder Money Market Subaccount #1.



      . No withdrawal charges will apply on existing values in the Contract. However, Purchase Payments made after the original owner's death are subject to withdrawal charges.



      . Upon the death of the surviving spouse, the death benefit will be calculated from the time that the election to continue the Contract is made. A subsequent spouse will not be able to continue the Contract.


   The above option is subject to availability of this feature in your state.


   As an alternative to the above election, the surviving spouse may elect to continue a Non-Qualified Contract or an Individual Retirement Annuity without receiving the increase in Contract Value attributable to the Death Benefit. In this case, all rights, benefits and charges under the Contract will continue including any applicable Withdrawal Charges.


                         CONTRACT CHARGES AND EXPENSES

   We deduct the following charges and expenses:

      .  mortality and expense risk,

      .  administrative expenses,


      .  records maintenance charges,



      .  withdrawal charges, and



      .  applicable premium taxes.


   Subject to certain expense limitations, you indirectly bear investment management fees and other Fund expenses.

A. CHARGES AGAINST THE SEPARATE ACCOUNT.

1. Mortality and Expense Risk Charge.

   We assess each Subaccount a daily asset charge for mortality and expense risks at a rate of 1.25% per annum. Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.


   The mortality risk we assume arises from two contractual obligations. First, if you or the Annuitant die before age 91 and before the Annuity Date, we may, in some cases, pay more than Contract Value. (See "Guaranteed Death Benefit", above.) Second, when Annuity Options involving life contingencies are selected, we assume the risk that Annuitants will live beyond actuarial life expectancies.


   We also assume an expense risk. Actual expenses of administering the Contracts may exceed the amounts we recover from the Records Maintenance Charge or the administrative cost portion of the daily asset charge.

2. Administrative Costs.

   We assess each Subaccount a daily asset charge for administrative costs at a rate of .15% per annum. This charge reimburses us for expenses incurred for administering the Contracts. These expenses include Owner inquiries, changes in allocations, Owner reports, Contract maintenance costs, and data processing costs. The administrative charge covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of a particular Contract.

3. Records Maintenance Charge.

   We deduct an annual Records Maintenance Charge of $30 during the Accumulation Period. The charge is assessed:

      .  at the end of each Contract Year,

      .  on Contract surrender, and

      .  upon annuitization.

   However, we do not deduct the Records Maintenance Charge for Contracts with Contract Value of at least $50,000 on the assessment date.

   This charge reimburses us for the expenses of establishing and maintaining Contract records. The Records Maintenance Charge reduces the net assets of each Subaccount, Guarantee Period and the Fixed Account.

   The Records Maintenance Charge is assessed equally among all investment options in which you have an interest.

4. Withdrawal Charge.

   We do not deduct a sales charge from any Purchase Payment. However, a Withdrawal Charge covers Contract sales expenses, including commissions and other promotion and acquisition expenses.

   Each Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

      . the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

      .  10% of the Contract Value.

   If you withdraw a larger amount, the excess Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first seven Contribution Years following each Purchase Payment as follows:

                     Contribution Year    Withdrawal Charge
                     -----------------    -----------------
                     First...............        7%
                     Second..............        6%
                     Third...............        5%
                     Fourth..............        5%
                     Fifth...............        4%
                     Sixth...............        3%
                     Seventh.............        2%
                     Eighth and following        0%

   Purchase Payments are deemed surrendered in the order in which they were received.

   When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge, plus the dollar amount sent to you.


   Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge, even though the Contract may have been issued many years earlier. (For additional details, see "Withdrawals During the Accumulation Period.")



   Subject to certain exceptions and state approvals, Withdrawal Charges are not assessed on withdrawals:


      . after you have been confined in a hospital or skilled health care facility for at least thirty days and you remain confined at the time of the request;

      . within thirty days following your discharge from a hospital or skilled health care facility after a confinement of at least thirty days; or


      . if you or the Annuitant become disabled after the Contract is issued and before age 65.


   Restrictions and provisions related to the nursing care or hospitalization disability waivers are described in Contract endorsements.

   The Withdrawal Charge compensates us for Contract distribution expense. Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

   The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their seventh Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. See "The Annuity Period--Annuity Options" for a discussion of the Annuity Options available.

5. Investment Management Fees and Other Expenses.


   Each Portfolio's net asset value reflects the deduction of investment management fees, Rule 12b-1 fees and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. (See "Summary of Expenses.") Further detail is provided in the attached prospectuses for the Portfolios and the Funds' statements of additional information.


6. State Premium Taxes.

   Certain state and local governments impose a premium tax ranging from 0% to 3.5% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization. See "Appendix--State Premium Tax Chart" in the Statement of Additional Information.

7. Exceptions.


   We may decrease the mortality and expense risk charge, the administration charge, and the Records Maintenance Charge without notice. However, we guarantee that they will not increase. We bear the risk that those charges will not cover our costs. On the other hand, should the charges exceed our costs, we will not refund any charges. Any profit is available for corporate purposes including, among other things, payment of distribution expenses.


   We may also reduce or waive fees and charges, including but not limited to, the Records Maintenance Charge, the Withdrawal Charge, and mortality and expense risk and administrative charges, for certain sales that may result in cost savings, such as those where we incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedure. We may also reduce or waive fees and charges and/or credit additional amounts on Contracts issued to:

      . employees and registered representatives (and their families) of broker-dealers (or their affiliated financial institutions) that have entered into selling group agreements with IBS, and

      . officers, directors and employees (and their families) of KILICO and Scudder Variable Series I and II, their investment advisers and principal underwriters or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

   Reductions in these fees and charges will not unfairly discriminate against any Owner.

                              THE ANNUITY PERIOD

   Contracts may be annuitized under one of several Annuity Options. Annuity payments begin on the Annuity Date and under the selected Annuity Option. The Annuity Date must be at least one year after the Date of Issue. Subject to state variation, the Annuity Date may not be deferred beyond the later of the Annuitant's 91st birthday (100th birthday if the Contract is part of a Charitable Remainder Trust) or ten (10) years after the Date of Issue. However, annuitization is delayed beyond the Annuity Date if we are making systematic withdrawals based on your life expectancy. In this case, annuitization begins when life expectancy withdrawals are stopped.

1. Annuity Payments.

   Annuity payments are based on:

      .  the annuity table specified in the Contract,

      .  the selected Annuity Option, and

      . the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

   Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit's value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see "Withdrawal Charge.")

2. Annuity Options.

   You may elect one of the Contract's Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan and state variations) to begin annuity payments before the Annuitant's 91st birthday (100th birthday if the Contract is part of a Charitable Remainder Trust) or within ten (10) years after the Date of Issue, whichever is later. You may change the Annuity Option before the Annuity Date. If no other Annuity Option is elected, monthly annuity payments are made in accordance with Option 3 below with a ten (10) year period certain. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the first monthly payment is less than $20. In this case, we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $20.

   The amount of periodic annuity payments may depend upon:

      .  the Annuity Option selected;


      .  the age and sex of the Annuitant; and


      .  the investment experience of the selected Subaccount(s).

   For example:

      . if Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

      . if Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

      . if Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income option were selected.

      . if Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.


   The age of the Annuitant also influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. The sex of the Annuitant influences the amount of periodic payments because females generally live longer than males, resulting in smaller payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely you will receive a higher periodic payment.


   If you die before the Annuity Date, available Annuity Options are limited. Unless you have imposed restrictions, the Annuity Options available are:

      .  Option 2, or

      . Option 1 or 3 for a period no longer than the life expectancy of the Beneficiary (but not less than 5 years from your death).

   If the Beneficiary is not an individual, the entire interest must be distributed within 5 years of your death. The Death Benefit distribution must begin no later than one year from your death, unless a later date is prescribed by federal regulation.

Option 1--Income for Specified Period.

   Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the Annuitant's death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the daily asset charges for mortality and expense risks and administrative costs.

   If you elect variable annuitization under Option 1, the Annuitant may elect to cancel all or part of the variable annuity payments remaining due. We will then pay the discounted value of the remaining payments.

Option 2--Life Income.


   Option 2 provides an annuity payable monthly over the lifetime of the Annuitant. If Option 2 is elected, annuity payments terminate automatically and immediately on the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.


Option 3--Life Income with Installments Guaranteed.

   Option 3 provides an annuity payable monthly during the Annuitant's lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4--Joint and Survivor Annuity.


   Option 4 provides an annuity payable monthly while either Annuitant is living. Upon either Annuitant's death, the monthly income payable continues over the life of the surviving Annuitant at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received.


3. Allocation of Annuity.

   You may elect payments on a fixed or variable basis, or a combination. Any Fixed Account Contract Value or Guarantee Period Value is annuitized on a fixed basis. Any Separate Account Contract Value is annuitized on a variable basis. The MVA Option is not available during the Annuity Period. You may exercise the transfer privilege during the Accumulation Period. Transfers during the Annuity Period are subject to certain limitations.


4. Transfers During the Annuity Period.


   During the Annuity Period, the Annuitant may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

      . Transfers to a Subaccount are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

      .  All interest in a Subaccount must be transferred.

      . If we receive notice of transfer to a Subaccount more than seven (7) days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

      . If we receive notice of transfer to a Subaccount less than seven (7) days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

      . Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least thirty (30) days prior to the anniversary.

   A Subaccount's Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. Annuity Unit Value.

   Annuity Unit value is determined independently for each Subaccount.

   Annuity Unit value for any Valuation Period is:

      .  Annuity Unit value for the preceding Valuation Period, times

      .  the net investment factor for the current Valuation Period, times

      . an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract's annuity tables.

   The net investment factor for a Subaccount for any Valuation Period is:

      . the Subaccount's Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved; divided by

      . the Subaccount's Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

   When annuity payments begin, the value of your Contract interest is:

      . Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

      . the number of Accumulation Units credited at the end of the Valuation Period, minus

      .  premium taxes and Withdrawal Charges.

   The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

   A 2.5% per annum rate of investment earnings is assumed by the Contract's annuity tables. If the actual net investment earnings rate exceeds 2.5% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.5% per annum, annuity payments decrease.

7. Subsequent Periodic Payments Under Variable Annuity.

   Subsequent annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

8. Fixed Annuity Payments.

   Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

9. Death Proceeds.
   If the Annuitant dies after the Annuity Date while the Contract is in force, the death proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See "Annuity Options.")

                             FEDERAL INCOME TAXES

A. INTRODUCTION

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

   This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment--federal, state, or local--of any Contract or of any transaction involving a Contract.

B. OUR TAX STATUS

   We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company". Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account to provide for these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. Tax Deferral During Accumulation Period

   Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Plan Contract are generally not taxable to you or the Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      .  the Contract must be owned by an individual,

      .  Separate Account investments must be "adequately diversified",

      . we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes, and

      . annuity payments must appropriately amortize Purchase Payments and Contract earnings.

   Non-Natural Owner. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

   Additional exceptions to this rule include:


      .  certain contracts acquired by a decedent's estate,



      .  certain Qualified Contracts,


      .  certain contracts used with structured settlement agreements, and


      . certain contracts purchased with a single premium when the annuity starting date is no later than one year from contract purchase and substantially equal periodic payments are made at least annually.


   Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the Contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

   Although we do not control Fund investments, we expect that each Portfolio of the Funds will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

   Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner's gross income. The Internal Revenue Service ("IRS"), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate the Contract Value among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.

   We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.

   Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, e.g., past age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

   The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.

2. Taxation of Partial and Full Withdrawals

   Partial withdrawals from a Non-Qualified Plan Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus amounts previously received from the Contract that were not includible in your income.

   Any assignment or pledge (or agreement to assign or pledge) of Contract Value, is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

   The Contract's death benefit may exceed Purchase Payments or Contract Value. As described in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion) could be treated as a partial withdrawal.

   If the Policy includes the Guaranteed Retirement Income Benefit Endorsement (the "GRIB Endorsement"), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

   There is also some uncertainty regarding the treatment of the market value adjustment for purposes of determining the income on the contract. This uncertainty could result in the income on the contract being a greater (or lesser) amount.

   There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments

   Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the "investment in the contract" allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

   Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

   With respect to a Contract issued with the GRIB Endorsement, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Plan Contract, the Company will treat a portion of such a lump sum payment as includible in income, and will determine the taxable portion of subsequent periodic payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Taxation of Death Benefits

   Amounts may be distributed upon your or the Annuitant's death. Before the Annuity Date, death benefits are includible in income and:

      .  if distributed in a lump sum are taxed like a full withdrawal, or

      .  if distributed under an annuity option are taxed like annuity payments.

   After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows:

      . if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

      . if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

   Thereafter, all annuity payments are fully includible in income.

5. Penalty Tax on Premature Distributions

   A 10% penalty tax applies to a taxable payment from a Non-Qualified Plan Contract unless:

      .  received on or after you reach age 591/2,

      .  attributable to your disability,

      . made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),


      . made under a Contract purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually, or


      .  made with annuities used with certain structured settlement agreements.

6. Aggregation of Contracts

   The taxable amount of an annuity payment or withdrawal from a Non-Qualified Plan Contract may be determined by combining some or all of the Non-Qualified Plan Contracts owned by an individual. For example, if a person purchases a Contract and also purchases an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons

   For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. QUALIFIED PLANS

   The Contracts are also available for use in connection with retirement plans which receive favorable treatment under sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans"). Such contracts are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Plan Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the Contract in connection with qualified plans should consult a tax adviser.


   Under the Code, Qualified Plans generally enjoy tax-deferred accumulation of amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a Qualified Plan, you should only consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments and death benefit protection.


   The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (Owners should always consult their tax advisers and retirement plan fiduciaries prior to exercising their loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that the Owner may claim for such contribution, are limited under Qualified Plans. If this Contract is used with a Qualified Plan, the Owner and Annuitant generally are the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any Guarantee Period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

   Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of "Individual Retirement Annuities" ("IRAs"), distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 701/2. An excise tax is imposed for failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.


   If you purchased a Qualified Contract with a GRIB Endorsement and elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB Endorsement.


   A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

      .  received after you reach age 591/2,

      .  received after your death or because of your disability, or

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.


   In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.



   Qualified Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of qualified plans if they are inconsistent with the Contract.

1. Qualified Plan Types


   We may issue Contracts for the following types of Qualified Plans.


   Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

   Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

   SIMPLE IRAs. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.


   Roth IRAs. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects including:


      .  Roth IRA contributions are never deductible,

      .  "qualified distributions" from a Roth IRA are excludable from income,

      .  mandatory distribution rules do not apply before death,


      . a rollover to a Roth IRA must be a "qualified rollover contribution" under the Code,


      .  special eligibility requirements apply, and

      . contributions to a Roth IRA can be made after the Owner has reached age 701/2.

   All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. An individual may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.


   Any "qualified distribution," as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 591/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.


   Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. The Code permits corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

   Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the Contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless you also purchase a life insurance contract as part of your tax-sheltered annuity plan.


   Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      . contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      .  earnings on those contributions, and

      . earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1998.


   These amounts can be paid only if you have reached age 591/2., severed employment, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Code Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Code Section 403(b)(7) custodial account.) Additional restrictions may be imposed by the plan sponsor.


   Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. Direct Rollovers


   If the Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Code
Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as:



      .  minimum distributions required under Section 401(a)(9) of the Code, and


      . certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

   Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

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

E. FEDERAL INCOME TAX WITHHOLDING

   We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the payee notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

                           DISTRIBUTION OF CONTRACTS

   The Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. The agents are also registered representatives of registered broker-dealers who are members of the National Association of Securities Dealers, Inc. Sales commissions may vary, but are not expected to exceed 6.25% of Purchase Payments. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation, to selling broker-dealers. These incentives may be offered to certain licensed broker-dealers that sell or are expected to sell certain minimum amounts during specified time periods. The Contracts are distributed through the principal underwriter for the Separate Account:

                          Investors Brokerage Services, Inc. ("IBS")
                          1600 McConnor Parkway
                          Schaumburg, Illinois, 60196-6801


   IBS is our wholly-owned subsidiary. IBS enters into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options are not available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IBS authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different contract features, charges and investment options.




                                 VOTING RIGHTS

   Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote.

   A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.


   Owners have voting rights in a Portfolio based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the Annuitant entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants' voting rights decrease as Annuity Units decrease.


                   REPORTS TO CONTRACT OWNERS AND INQUIRIES


   After each Contract anniversary, we send you a statement showing amounts credited to each Subaccount, to the Fixed Account Option and to the Guarantee Period Value. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Portfolios that correspond to the Subaccounts in which you invest and a list of the securities held by that Portfolio. In addition, we calculate for you the portion of a total amount that must be invested in a selected Guarantee Period so that the portion grows to equal the original total amount at the expiration of the Guarantee Period.


   You may direct inquiries to the selling agent or may call 1-800-621-5001 or write to Kemper Investors Life Insurance Company, Customer Service, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

                             DOLLAR COST AVERAGING


   Under our Dollar Cost Averaging program, a predesignated portion of Subaccount Value is automatically transferred monthly, quarterly, semiannually or annually for a specified duration to other Subaccounts, Guarantee Periods and the Fixed Account. The DCA theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase of the selected Subaccounts. There is no guarantee that DCA will produce that result. There is currently no charge for this service. The Dollar Cost Averaging program is available only during the Accumulation Period. You may also elect transfers from the Fixed Account on a monthly or quarterly basis for a minimum duration of one year. You may enroll any time by completing our Dollar Cost Averaging form. Transfers are made based on the date you specify. We must receive the enrollment form at least five (5) business days before the transfer date.


   If you participate in the Dollar Cost Averaging program, you may allocate all or a portion of the initial Purchase Payment to the Scudder Money Market Subaccount #2. This is the only Subaccount with no deduction for the 1.40% charge for mortality and expense risks and administrative costs. You must transfer all Subaccount Value out of Scudder Money Market Subaccount #2 within one year from the initial Purchase Payment. If you terminate Dollar Cost Averaging or do not deplete all Subaccount Value in Scudder Money Market Subaccount #2 within one year, we automatically transfer any remaining Subaccount Value to Scudder Money Market Subaccount #1.

   The minimum transfer amount is $100 per Subaccount, Guarantee Period or Fixed Account. The total Contract Value in an account at the time Dollar Cost Averaging is elected must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

   Dollar Cost Averaging ends if:

      .  the number of designated monthly transfers has been completed,

      . Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

      . we receive your written termination at least five (5) business days before the next transfer date, or

      .  the Contract is surrendered or annuitized.

   If the Fixed Account balance is at least $10,000, you may elect automatic calendar quarter transfers of interest accrued in the Fixed Account to one or more of the Subaccounts or Guarantee Periods. You may enroll in this program any time by completing our Dollar Cost Averaging form. Transfers are made within five business days of the end of the calendar quarter. We must receive the enrollment form at least ten (10) days before the end of the calendar quarter.

   Dollar Cost Averaging is not available during the Annuity Period.

                          SYSTEMATIC WITHDRAWAL PLAN

   We offer a Systematic Withdrawal Plan ("SWP") allowing you to pre-authorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts, or amounts based on your life expectancy, from the Fixed Account, or from any of the Subaccounts or Guarantee Periods on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. A market value adjustment applies to any withdrawals under the SWP from a Guarantee Period, unless effected within 30 days after the Guarantee Period ends. SWP withdrawals from the Fixed Account are not available in the first Contract Year and are limited to the amount not subject to Withdrawal Charges. If the amounts distributed under the SWP from the Subaccounts or Guarantee Periods exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days' notice if we amend the SWP. The SWP may be terminated at any time by you or us.

                                    EXPERTS




   The consolidated balance sheets of KILICO as of December 31, 2002 and 2001, and the related consolidated statements of operations, comprehensive income
(loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002, are incorporated in this Prospectus by reference to the Statement of Additional Information. The statements of assets, liabilities and contract owners' equity of the KILICO Variable Annuity Separate Account as of December 31, 2002, and the related statements of operations and changes in contract owners' equity for the periods indicated, are incorporated in this Prospectus by reference to the Statement of Additional Information. Both documents have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                 LEGAL MATTERS

   Legal matters with respect to our organization, our authority to issue annuity contracts and the validity of the Contract have been passed upon by Frank Julian, our Associate General Counsel. Jorden Burt LLP, Washington, D.C., has advised us on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts.

                            SPECIAL CONSIDERATIONS

   We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. We will notify you in writing of these amendments.

   Your rights under a Contract may be assigned as provided by law. An assignment will not be binding upon us until we receive a written copy of the assignment. You are solely responsible for the validity or effect of any assignment. You, therefore, should consult a qualified tax adviser regarding the tax consequences, as an assignment may be a taxable event.

                             AVAILABLE INFORMATION

   We are subject to the informational requirements of the Securities Exchange Act of 1934 and file reports and other information with the SEC. These reports and other information can be inspected and copied at the SEC's public reference facilities at Room 1024, 450 Fifth Street, N.W., Washington, D.C. and 500 West Madison, Suite 1400, Northwestern Atrium Center, Chicago, Illinois. Copies also can be obtained from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates.

   We have filed registration statements (the "Registration Statements") relating to the Contracts with the SEC under the Securities Act of 1933. This Prospectus has been filed as part of the Registration Statements and does not contain all of the information set forth in the Registration Statements. These Registration Statements contain further information about us and the Contracts. The Registration Statements may be inspected and copied, and copies can be obtained at prescribed rates, as mentioned above.

                               LEGAL PROCEEDINGS

   KILICO has been named as defendant in certain lawsuits incidental to our insurance business. Based upon the advice of legal counsel, our management believes that the resolution of these various lawsuits will not result in any material adverse effect on our consolidated financial position.

            TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION


   The Statement of Additional Information, Table of Contents is: Services to the Separate Account; Performance Information of Subaccounts; State Regulation; Experts; Financial Statements; Report of Independent Accountants; Financial Statements of the Separate Account; Report of Independent Accountants; Financial Statements of KILICO; Appendix A State Premium Tax Chart. Please read the Statement of Additional Information in conjunction with this Prospectus.

                             FINANCIAL STATEMENTS

   The financial statements of KILICO and the Separate Account are set forth in the Statement of Additional Information. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contracts. The Contracts are not entitled to participate in our earnings, dividends or surplus.

                      CONTRACTS ISSUED BEFORE MAY 1, 2002

Guaranteed Retirement Income Benefit: General

   Guaranteed Retirement Income Benefit ("GRIB") was an optional Contract benefit available under Contracts issued on or after May 1, 2000 and before May 1, 2002. GRIB is not offered on Contracts issued on or after May 1, 2002. We reserve the right to begin offering GRIB at any time.

   GRIB provides a minimum fixed annuity guaranteed lifetime income to the Annuitant as described below. GRIB may be exercised only within thirty days after the seventh or later Contract anniversary. In addition, GRIB must be exercised between the Annuitant's 60th and 91st birthdays. However, if the Annuitant is age 44 or younger on the Date of Issue, GRIB may be exercised after the Contract's 15th Anniversary, even though the Annuitant is not yet 60 years old. GRIB may not be appropriate for Annuitants age 80 and older. State premium taxes may be assessed when you exercise GRIB.


   If you elected GRIB, the charge is 0.25% of Contract Value. We deduct a pro rata portion of the charge on the last business day of each calendar quarter. The quarterly charge is deducted pro rata from the investment options in which you have an interest. We no longer charge for GRIB after the Annuitant's 91st birthday. The GRIB charge is in addition to the Contract fees and expenses appearing in the "Summary of Expenses". GRIB may be discontinued after the seventh Contract anniversary by written notice to us. Once discontinued, GRIB may not be elected again.



   GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under this optional benefit.


Annuity Payments with GRIB

   Annuity payments are based on the greater of:

      . the income provided by applying the GRIB base to the guaranteed annuity factors, and

      . the income provided by applying the Contract Value to the current annuity factors.

   The GRIB base is the greatest of:

      .  Contract Value,

      . Purchase Payments minus previous withdrawals, accumulated at 5.00% interest per year to the earlier of the Annuitant's age 80 or the GRIB exercise date plus Purchase Payments minus all withdrawals from age 80 to the GRIB exercise date, and

      .  the greatest anniversary value before the exercise date.

   The greatest anniversary value equals:

      . the highest of the Contract Values on each Contract anniversary prior to the Annuitant's age 81, plus

      . the dollar amount of any Purchase Payments made since that anniversary, minus

      .  withdrawals since that anniversary.

   The guaranteed annuity factors are based on the 1983a table projected using projection scale G, with interest at 2.5% (the "Annuity 2000" table). However, if GRIB is exercised on or after the 10th Contract anniversary, interest at 3.5% is assumed. Contracts issued in the state of Montana or in connection with certain employer sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.

   Because GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

   GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, but the age of the older Annuitant is used to determine the GRIB base.

   If you elect GRIB payable for the life of a single Annuitant, you may elect a period certain of 5, 10, 15, or 20 years. If the Annuitant dies before GRIB has been paid for the period elected, the remaining GRIB payments are paid as they fall due to the Beneficiary, if the Beneficiary is a natural person. If the Beneficiary is not a natural person, the remaining payments may be commuted at a minimum 2.5% interest rate and paid in a lump sum.

   If you elect GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years. If both Annuitants die before GRIB has been paid for 25 years, the remaining GRIB payments are paid as they fall due to the Beneficiary, if the Beneficiary is a natural person. If the Beneficiary is not a natural person, the remaining payments may be commuted at a minimum 2.50% interest rate and paid in a lump sum.

   GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

Commutable Annuitization Option

   If you purchased your Contract on or after May 1, 2000, and you exercise the GRIB option to receive guaranteed benefits, you may elect to have payments made under a commutable annuitization option. Under the commutable annuitization option, partial lump sum payments are permitted, subject to the following requirements:


      . At the time you exercise the GRIB option, you must elect the commutable annuitization option in order to be eligible for the lump sum payments.



      . Lump sum payments are available only during the period certain applicable under the payout option you elected.For example, lump sum payments can be elected only during the 5, 10, 15, or 20 year certain period that applies to the payout.



      . Lump sum payments are available once in each calendar year and may not be elected until one year after annuitization has started.



      . The Annuitant may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the Annuitant will begin receiving the original annuitization payment amount again.



      . Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Plan Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

      . In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate (3.5% if GRIB was exercised on or after the 10th Contract anniversary; 2.5% if exercised before that date) plus an interest rate adjustment. The interest rate adjustment is equal to the following:


                    Number of years remaining Interest rate
                       in the period certain   adjustment
                       ------------------     -------------
                       15 or more years......     1.00%
                       10-14 years...........     1.50%
                       less than 10 years....     2.00%

Effect of Death of Owner or Annuitant on GRIB

   The GRIB terminates upon the death of the Owner or the Annuitant (if the Owner is not a natural person) unless the Owner's or Annuitant's surviving spouse elects to continue the Contract as described in "Guaranteed Death Benefit" on pages 19-20 above. A spouse may continue only a Non-Qualified Contract or an Individual Retirement Annuity.


   If the spouse elects to continue the Contract as the new Owner and receive any increase in Contract Value attributable to the Death Benefit, the GRIB is modified as follows:


          The GRIB base is calculated from the time the election to continue the Contract is made. GRIB may not be exercised or canceled prior to the seventh Contract Year anniversary date following the spouse's election to continue the Contract. However, we will waive all other age restrictions that would apply to exercising GRIB. The spouse may also elect to discontinue GRIB within 30 days of the date the election to continue the Contract is made.


If the spouse elects to continue the Contract without receiving any increase in Contract Value attributable to the Death Benefit, all rights, benefits and charges under the Contract, including the GRIB charge and the right to exercise GRIB based on the existing exercise period, will continue unchanged.


                      ANNUAL REPORTS AND OTHER DOCUMENTS


   KILICO's Annual Report on Form 10-K for the year ended December 31, 2002 is incorporated herein by reference, which means that it is legally a part of this Prospectus.



   After the date of this Prospectus and before we terminate the offering of the securities under this Prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this Prospectus.



   Statements in this Prospectus, or in documents that we file later with the SEC and that legally become a part of this Prospectus, may change or supersede statements in other documents that are legally part of this Prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this Prospectus.



   We file documents and reports under the Securities Exchange Act of 1934, including our annual and quarterly reports on Form 10-K and Form 10-Q, electronically on the SEC's "EDGAR" system using the identifying number CIK No.0000353448. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of the SEC's Public Reference Room, call 1-800-SEC-0330.



   If you have received a copy of this Prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or 1-888-477-9700.

                                  APPENDIX A

                   ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

               Purchase Payment........ $40,000
               Guarantee Period........ 5 Years
               Guaranteed Interest Rate 5% Annual Effective Rate

   The following examples illustrate how the Market Value Adjustment and the Withdrawal Charge may affect the values of a Contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the rate required to be used in the "Summary of Expenses." In these examples, the withdrawal occurs one year after the Date of Issue. The Market Value Adjustment operates in a similar manner for transfers. No Withdrawal Charge applies to transfers.

   The Guarantee Period Value for this $40,000 Purchase Payment is $51,051.26 at the end of the five-year Guarantee Period. After one year, when the withdrawals occur in these examples, the Guarantee Period Value is $42,000.00. It is also assumed, for the purposes of these examples, that no prior partial withdrawals or transfers have occurred.

   The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new Contracts with the same Guarantee Period as the time remaining in your Guarantee Period rounded to the next higher number of complete years. One year after the Purchase Payment there would have been four years remaining in your Guarantee Period. These examples also show the Withdrawal Charge (if any) which would be calculated separately after the Market Value Adjustment.

Example of a Downward Market Value Adjustment

   A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment and we are then crediting 6.5% for a four-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:

                        -.0551589*   = [ (1 + .05) ] /4/
                                       [ (1 + .065) ] -1

   The Market Value Adjustment is a reduction of $2,316.67 from the Guarantee Period Value:

                      - 2,316.67 = -.0551589 X 42,000.00

   The Market Adjusted Value would be:

                      $39,683.33 = $42,000.00 - $2,316.67

   A Withdrawal Charge of 6% would be assessed against the Market Adjusted Value in excess of the amount available as a free withdrawal. In this case, there are no prior withdrawals, so 10% of the Market Adjusted Value is not subject to a Withdrawal Charge. The Withdrawal Charge is thus:

                      $2,142.90 = $39,683.33 X .90 X .06

   Thus, the amount payable on a full withdrawal would be:

                      $37,540.43 = $39,683.33 - $2,142.90

   If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be 50% of that of the full withdrawal:

                     - $1,158.34 = - .0551589 X $21,000.00

   The Market Adjusted Value would be:

                      $19,841.66 = $21,000.00 - $1,158.34
--------
*Actualcalculation utilizes 10 decimal places.

   The Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value as there are no prior withdrawals:

                $952.39 = ($19,841.46 - .10 X $39,683.33) X .06


   Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal would be:



                       $18,889.07 = $19,841.46 - $952.39


Example of an Upward Market Value Adjustment

   An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year later and we are then crediting 4% for a four-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:

                         +.0390198=   [ (1 + .05) ]/4/
                                      [ (1 + .04) ] -1

   The Market Value Adjustment is an increase of $1,638.83 to the Guarantee Period Value:

                       $1,638.83 = $42,000.00 X .0390198

   The Market Adjusted Value would be:

                      $43,638.33 = $42,000.00 + $1,638.83

   A Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value, as there were no prior withdrawals:

                      $2,356.47 = $43,638.33 X .90 X .06

   Thus, the amount payable on withdrawal would be:

                      $41,281.85 = $43,638.33 - $2,356.47

   If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be:

                        $819.42 = $21,000.00 X .0390198

   The Market Adjusted Value of $21,000.00 would be:

                       $21,819.42 = $21,000.00 + $819.42

   The Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value as there are no prior withdrawals:

               $1,047.34 = ($21,819.42 - .1 X $43,638.33) X .06


   Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal would be:


                      $20,772.08 = $21,819.42 - $1,047.34

   Actual Market Value Adjustment may have a greater or lesser impact than that shown in the Examples, depending on the actual change in interest crediting rates and the timing of the withdrawal or transfer in relation to the time remaining in the Guarantee Period.

                                  APPENDIX B

  KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED AND VARIABLE ANNUITY
               IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

   This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRAs). Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service.

A. REVOCATION

   Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, wire Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801, or call 1-800-621-5001.

B. STATUTORY REQUIREMENTS

   This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

   1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

   2. The Contract must be nontransferable by the owner.

   3. The Contract must have flexible premiums.

   4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 701/2 (the required beginning date) (see "Required Distributions"). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 701/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

   If you die before your entire interest in your Contract is distributed, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

   5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

   6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

   1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA or to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

   2. You must complete the transfer by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

   3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

   4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

   5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

   6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS


   1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $3,000 for 2002 through 2004, $4,000 for 2005 through 2007, and $5,000 for 2008. After 2008, the limit is indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $500 for 2002 through 2005, and $1,000 for 2006 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance are compensation.


   2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $6,000 for the year.

   3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

      a. the maximum annual contribution, or

      b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

   The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

   4. If either you or your spouse is an active participant in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Joint Returns


                  Taxable year beginning in: Phase-out range
                  -------------------------- ----------------
                     2003................... $60,000-$ 70,000
                     2004................... $65,000-$ 75,000
                     2005................... $70,000-$ 80,000
                     2006................... $75,000-$ 85,000
                     2007 and thereafter.... $80,000-$100,000


Single Taxpayers


                   Taxable year beginning in: Phase-out range
                   -------------------------- ---------------
                      2003................... $40,000-$50,000
                      2004................... $45,000-$55,000
                      2005 and thereafter.... $50,000-$60,000


   The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $150,000 and $160,000.

   5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

   6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

E. SEP IRAs

   1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $40,000 (indexed for cost-of-living increases beginning after 2002) or 25% of compensation.

   2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAs

   1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.


   2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After 2005, the limit is indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a nonelective contribution equal to 2 percent of your compensation for the year (up to $200,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.


   3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

   4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.


G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAs

   1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

   2. In general, taxable distributions are included in your gross income in the year you receive them.

   3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

   4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAs

   You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (i.e., the required beginning date).

   Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint life expectancy.

   The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.



   If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

   If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAs

   1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of
Section 408A of the Code. (Except as otherwise indicated, references herein to an "IRA" are to an "individual retirement plan," within the meaning of Section 7701(a)(37) of the Code, other than a Roth IRA.) Roth IRAs are treated the same as other IRAs, except as described here.

   2. We will apply to the IRS for opinion letters approving annuities as Roth IRAs. Such approval will be a determination only as to the form of the annuity, and will not represent a determination of the merits of the annuity.

   3. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract after we obtain approval of the endorsement from the IRS and your state insurance department. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.


   4. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

J. Eligibility and Contributions for Roth IRAs

   1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 701/2.


   2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).


   The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

      (a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the "applicable dollar amount," bears to

      (b) $15,000 (or $10,000 if you are married).

   For this purpose, "adjusted gross income" is determined in accordance with
Section 219(g)(3) of the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

   A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS

   1. Rollovers and Transfers--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

   You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

   The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

   2. Taxation of Rollovers and Transfers to Roth IRAs--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

   In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. If such a rollover or transfer occurs before January 1, 1999, any portion of the amount rolled over or transferred which is required to be included in gross income will be so included ratably over the 4-taxable year period beginning with the taxable year in which the rollover or transfer is made.

   Pending legislation may modify these rules retroactively to January 1, 1998.

   3. Transfers of Excess IRA Contributions to Roth IRAs--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

   4. Taxation of Conversions of IRAs to Roth IRAs--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

   A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

   UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NONQUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

   5. Separate Roth IRAs--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAS

   1. Qualified Distributions--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 591/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (i.e., a qualified first-time homebuyer distribution under Section 72(t)(2)(F) of the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

   2. Nonqualified Distributions--A distribution from a Roth IRA which is not a qualified distribution is taxed under Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

   An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 591/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

   1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it.

   2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS


   There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 591/2. However, the tax on premature distributions does not apply generally:


   1. To amounts that are rolled over or transferred tax free;

   2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

   3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

   4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING

   Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

   If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note:
This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

   We will provide you with any reports required by the Internal Revenue
Service.

R. ESTATE TAX

   Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

   1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

                       Lump Sum Termination At  Lump Sum Termination
           End of Year  Value of Contract*  Age  Value of Contract*
           ----------- -------------------- --- --------------------
                1                           60
                2                           65
                3                           70
                4
                5

--------
*Includesapplicable withdrawal charges as described in Item T below.

   2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

                       Lump Sum Termination At  Lump Sum Termination
           End of Year  Value of Contract*  Age  Value of Contract*
           ----------- -------------------- --- --------------------
                1                           60
                2                           65
                3                           70
                4
                5

--------
*Includesapplicable withdrawal charges as described in Item T below.

T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

   1. If on the enrollment application you indicated an allocation to a Subaccount, this Contract will be assessed a daily charge of an amount which will equal an aggregate of 1.40% per annum.

   2. An annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account, Fixed Account and Guarantee Periods.

   3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the Purchase Payments (in a given Contract Year) were received by KILICO; under 1 year, 7%; over 1 to 2 years, 6%; over 2 to 3 years, 5%; over 3 to 4 years, 5%; over 4 to 5 years, 4%; over 5 to 6 years, 3%; over 6 to 7 years, 2%; over 7 years and thereafter, 0%.

   4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "Accumulation Unit Value."

   5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

   End
    of  Termination End of Termination End of Termination End of Termination
   Year   Values*    Year    Values*    Year    Values*    Year    Values*
   ---- ----------- ------ ----------- ------ ----------- ------ -----------
    1   $   937.00    14   $16,798.32    27   $40,421.63    40   $ 75,113.26
    2     1,913.00    15    18,310.91    28    42,642.92    41     78,375.30
    3     2,928.90    16    19,868.88    29    44,930.85    42     81,735.20
    4     3,976.63    17    21,473.59    30    47,287.42    43     85,195.89
    5     5,066.14    18    23,126.44    31    49,714.68    44     88,760.41
    6     6,198.41    19    24,828.87    32    52,214.76    45     92,431.86
    7     7,374.46    20    26,582.37    33    54,789.84    46     96,213.46
    8     8,604.34    21    28,388.49    34    57,442.18    47    100,108.50
    9     9,871.11    22    30,248.78    35    60,174.08    48    104,120.40
    10   11,175.88    23    32,164.88    36    62,987.94    49    108,252.65
    11   12,519.80    24    34,138.47    37    65,886.22    50    112,508.87
    12   13,904.03    25    36,171.26    38    68,871.45
    13   15,329.79    26    38,265.04    39    71,946.23

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

   End
    of  Termination End of Termination End of Termination End of Termination
   Year   Values*    Year    Values*    Year    Values*    Year    Values*
   ---- ----------- ------ ----------- ------ ----------- ------ -----------
    1     $  937      14     $1,000      27     $1,000      40     $1,000
    2        946      15      1,000      28      1,000      41      1,000
    3        955      16      1,000      29      1,000      42      1,000
    4        955      17      1,000      30      1,000      43      1,000
    5        964      18      1,000      31      1,000      44      1,000
    6        973      19      1,000      32      1,000      45      1,000
    7        982      20      1,000      33      1,000      46      1,000
    8      1,000      21      1,000      34      1,000      47      1,000
    9      1,000      22      1,000      35      1,000      48      1,000
    10     1,000      23      1,000      36      1,000      49      1,000
    11     1,000      24      1,000      37      1,000      50      1,000
    12     1,000      25      1,000      38      1,000
    13     1,000      26      1,000      39      1,000

--------
*Includesapplicable withdrawal charges.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2003

              INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET VALUE
                       ADJUSTED DEFERRED ANNUITY CONTRACTS

                           FARMERS VARIABLE ANNUITY I

                                    Issued By

                     KEMPER INVESTORS LIFE INSURANCE COMPANY

                                       and

                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

      HOME OFFICE: 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801
                                 (847) 874-4000


This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2003. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing or calling the address or telephone number listed above.

                                TABLE OF CONTENTS

                                                                            Page
Services to the Separate Account  .........................................    1
Performance Information of Subaccounts ....................................    1
State Regulation ..........................................................   11
Experts ...................................................................   11
Financial Statements ......................................................   11
Report of Independent Accountants .........................................   12
Financial Statements of the Separate Account ..............................   13
Report of Independent Accountants .........................................   47
Financial Statements of KILICO ............................................   48

Appendix A State Premium Tax Chart ........................................  A-1

                        SERVICES TO THE SEPARATE ACCOUNT

Kemper Investors Life Insurance Company ("KILICO") maintains the books and records of the KILICO Variable Annuity Separate Account (the "Separate Account"). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by KILICO.

The independent accountants for the Separate Account are PricewaterhouseCoopers LLP, Chicago, Illinois, for the years ended December 31, 2002, 2001 and 2000. The firm performed the annual audit of the financial statements of the Separate Account and KILICO for the years ended December 31, 2002, 2001 and 2000.

The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. ("IBS"), a wholly-owned subsidiary of KILICO, which enters into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.

KILICO pays commissions to the seller which may vary but are not anticipated to exceed in the aggregate an amount equal to six and one-quarter percent (6.25%) of Purchase Payments. During 2002, 2001 and 2000, KILICO paid gross commissions of approximately $12 thousand, $68 thousand and $300 thousand, respectively, to licensed insurance agents.

                     PERFORMANCE INFORMATION OF SUBACCOUNTS

As described in the Prospectus, a Subaccount's historical performance may be shown in the form of standardized "average annual total return" and nonstandardized "total return" calculations in the case of all Subaccounts; "yield" information may be provided in the case of the Templeton Developing Markets Securities Subaccount, the PIMCO Foreign Bond Subaccount, the PIMCO Low Duration (formerly PIMCO Low Duration Bond) Subaccount, the Scudder Bond Subaccount, the Scudder Government Securities Subaccount and the Scudder High Income (formerly Scudder High Yield) Subaccount; and "yield" and "effective yield" information may be provided in the case of the Scudder Money Market Subaccount. These various measures of performance are described below.

A Subaccount's standardized average annual total return quotation is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The standardized average annual total return for a Subaccount for a specific period is found by first taking a hypothetical $1,000 investment in each of the Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of the applicable Withdrawal Charge that may be imposed at the end of the period as well as all other recurring charges and fees applicable under the Contract to all Contract Owner accounts. Premium taxes are not included in the term charges. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. Standardized average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of a Subaccount over the applicable period.

No standard formula has been prescribed for calculating nonstandardized total return performance. Nonstandardized total return performance for a specific period is calculated by first taking an investment (assumed to be $40,000 below) in each Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment") and computing the ending value ("ending value") of that investment at the end of the period. The ending value does not include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period or the effect of the Records Maintenance Charge, and thus may be higher than if such charges were deducted. Premium taxes and Records Maintenance Charges are not included in the term charges. The nonstandardized total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. An assumed investment of $40,000 was chosen because that approximates the size of a typical account. Both annualized and nonannualized (cumulative) nonstandardized total return figures may be provided. Annualized nonstandardized total return figures represent the average annual percentage charge in the value of a Subaccount over the applicable period while nonannualized (cumulative) figures represent the actual percentage change over the applicable period.

Standardized average annual total return quotations will be current to the last day of the calendar quarter and nonstandardized total return quotations will be current to the last day of the calendar month preceding the date on which an advertisement is submitted for publication. Standardized average annual total return will cover periods of one, three, five and ten years, if applicable, and a period covering the time shares of the underlying Portfolio has been held in a Subaccount (life of Subaccount). Nonstandardized total return may cover periods of one, three, five and ten years, if applicable, and a period covering the time the underlying Portfolio held in a Subaccount has been in existence (life of Portfolio). For those underlying Portfolios which have not been held as Subaccounts within the Separate Account for one of the quoted periods, the nonstandardized total return quotations will show the investment performance such underlying Portfolios would have achieved (reduced by the applicable charges) had they been held as Subaccounts within the Separate Account for the period quoted.

Performance information will be shown for periods from April 6, 1982 (inception) for the Scudder High Income (formerly Scudder High Yield) Subaccount. This performance information is stated to reflect that the Separate Account was reorganized on November 3, 1989 as a unit investment trust with Subaccounts investing in corresponding Portfolios of the Fund. In addition, on that date the Scudder Government Securities Subaccount was added to the Separate Account to invest in the Fund's Government Securities Portfolio. For the Scudder Government Securities Subaccount, performance figures will reflect investment experience as if the Scudder Government Securities Subaccount had been available under the Contracts since September 3, 1987, the inception date of the Scudder Government Securities Portfolio.

The yield for the Scudder Government Securities Subaccount and the Scudder High Income (formerly Scudder High Yield) Subaccount is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The yields for the Scudder Government Securities Subaccount and the Scudder High Income (formerly Scudder High Yield) Subaccount, based upon the one month period ended March 31, 2003, were 0.57% and 7.81%, respectively. The yield quotation is computed by dividing the net investment income per unit earned during the specified one month or 30-day period by the Accumulation unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:

                           YIELD = 2 [( a-b +1) 6 - 1]
                                        -----
                                         cd

a=net dividends and interest earned during the period by the Fund attributable to the Subaccount

b=expenses accrued for the period (net of reimbursements)

c=the average daily number of Accumulation Units outstanding during the period

d=the Accumulation Unit value per unit on the last day of the period

The yield of each Subaccount reflects the deduction of all recurring fees and charges applicable to each Subaccount, but does not reflect the deduction of Withdrawal Charges or premium taxes.

The Scudder Money Market Subaccount's yield is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and computed as follows: the net change in the Accumulation Unit value during the period is divided by the Accumulation Unit value at the beginning of the period ("base period return") and the result is divided by 7 and multiplied by 365 and the current yield figure carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of the Separate Account's portfolio are not included in the calculation. The Scudder Money Market #1 yield for the seven-day period ended March 31, 2003 was -0.43% and average portfolio maturity was 58 days.

The Scudder Money Market Subaccount's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)365/7-1. The Scudder Money Market #1 Subaccounts' effective yield for the seven day period ended March 31, 2003 was -0.43%.

In computing yield, the Separate Account follows certain standard accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with the accounting practices that the Separate Account uses in the preparation of its annual and semi-annual financial statements.

A Subaccount's performance quotations are based upon historical earnings and are not necessarily representative of future performance. The Subaccount's units are sold at Accumulation Unit value. Performance figures and Accumulation Unit value will fluctuate. Factors affecting a Subaccount's performance include general market conditions, operating expenses and investment management. Units of a Subaccount are redeemable at Accumulation Unit value, which may be more or less than original cost. The standardized performance figures include the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge. Redemptions within the first seven years after purchase may be subject to a Withdrawal Charge that ranges from 7% the first year to 0% after seven years. Yield, effective yield and nonstandardized total return do not reflect the effect of the Withdrawal Charge or premium taxes that may be imposed upon the redemption of units. In addition, nonstandardized total return figures do not include the effect of the Records Maintenance Charge. Thus, yield, effective yield and nonstandardized total return figures may be higher than if these charges were deducted. Standardized average annual total return reflects the effect of the applicable Withdrawal Charge (but not premium tax) that may be imposed at the end of the period in question.

The Subaccounts may also provide comparative information on an annualized or nonannualized (cumulative) basis with regard to various indexes described in the Prospectus. In addition, the Subaccounts may provide performance analysis rankings of Lipper Analytical Services, Inc., the VARDS Report, Morningstar, Inc., Ibbotson Associates or Micropal. From time to time, the Separate Account may quote information from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA today, Institutional Investor, National Underwriter, Selling Life Insurance, Broker World, Registered Representative, Investment Advisor and VARDS.

The following tables include standardized average annual total return and nonstandardized total return quotations for various periods as of December 31, 2002.

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Average Annual
                                                                                          Total Return (1)        Total Return (2)
                                                                                         (Non-Standardized)        (Standardized)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Cumulative
                                               Inception   Year-To-Date    Ending         %         Annualized %      Annualized %
                                                 Date      % Return (3)   Value (4)     Return        Return            Return
----------------------------------------------------------------------------------------------------------------------------------
      Franklin Templeton Developing Markets
                  Securities Subaccount (6)                    -1.53%
                         Life of Subaccount    3/12/1999                    34,900       -12.75%      -3.55%             -4.78%
                          Life of Portfolio     5/1/1997                    18,498       -53.75%     -12.71%                N/A
                                  Ten Years                                    N/A           N/A         N/A                N/A
                                 Five Years                                 27,781       -30.55%      -7.03%                N/A
                                Three Years                                 23,928       -40.18%     -15.74%            -17.11%
                                   One Year                                 39,390        -1.53%      -1.53%             -7.79%
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Subaccount                   -16.84%
                         Life of Subaccount    3/22/1999                    28,138       -29.65%      -8.88%            -10.07%
                          Life of Portfolio     5/1/1997                    66,781        66.95%       9.46%                N/A
                                  Ten Years                                    N/A           N/A         N/A                N/A
                                 Five Years                                 53,241        33.10%       5.89%                N/A
                                Three Years                                 20,732       -48.17%     -19.67%            -20.99%
                                   One Year                                 33,265       -16.84%     -16.84%            -22.14%
----------------------------------------------------------------------------------------------------------------------------------
              PIMCO Foreign Bond Subaccount                     6.68%
                         Life of Subaccount    3/12/1999                    47,364        18.41%       4.60%              3.27%
                          Life of Portfolio    3/31/1999                    47,267        18.17%       4.54%              3.22%
                                  Ten Years                                    N/A           N/A         N/A                N/A
                                 Five Years                                    N/A           N/A         N/A                N/A
                                Three Years                                 48,379        20.95%       6.54%              4.87%
                                   One Year                                 42,674         6.68%       6.68%             -0.10%
----------------------------------------------------------------------------------------------------------------------------------
              PIMCO Low Duration Subaccount                     5.57%
                         Life of Subaccount    3/12/1999                    47,993        19.98%       4.94%              3.61%
                          Life of Portfolio    3/31/1999                    47,950        19.88%       4.94%              3.61%
                                  Ten Years                                    N/A           N/A         N/A                N/A
                                 Five Years                                    N/A           N/A         N/A                N/A
                                Three Years                                 47,467        18.67%       5.87%              4.20%
                                   One Year                                 42,227         5.57%       5.57%             -1.14%
----------------------------------------------------------------------------------------------------------------------------------
                    Scudder Bond Subaccount                     6.17%
                         Life of Subaccount     4/7/1999                    47,139        17.85%       4.49%              3.16%
                          Life of Portfolio    7/16/1985                   115,801       189.50%       6.27%                N/A
                                  Ten Years                                 65,607        64.02%       5.07%                N/A
                                 Five Years                                 49,574        23.93%       4.39%                N/A
                                Three Years                                 48,285        20.71%       6.48%              4.80%
                                   One Year                                 42,468         6.17%       6.17%             -0.58%
----------------------------------------------------------------------------------------------------------------------------------
         Scudder Growth & Income Subaccount                   -24.19%
                         Life of Subaccount    5/29/1998                    25,857       -35.36%      -9.06%             -9.87%
                          Life of Portfolio     5/2/1994                    59,128        47.82%       4.61%                N/A
                                  Ten Years                                    N/A           N/A         N/A                N/A
                                 Five Years                                 28,245       -29.39%      -6.72%                N/A
                                Three Years                                 25,610       -35.97%     -13.81%            -15.21%
                                   One Year                                 30,324       -24.19%     -24.19%            -29.02%
----------------------------------------------------------------------------------------------------------------------------------
           Scudder International Subaccount                   -19.49%
                         Life of Subaccount    5/29/1998                    25,414       -36.47%      -9.40%            -10.21%
                          Life of Portfolio     5/1/1987                    71,033        77.58%       3.73%                N/A
                                  Ten Years                                 53,598        34.00%       2.97%                N/A
                                 Five Years                                 30,228       -24.43%      -5.45%                N/A
                                Three Years                                 16,954       -57.62%     -24.88%            -26.14%
                                   One Year                                 32,202       -19.49%     -19.49%            -24.63%
----------------------------------------------------------------------------------------------------------------------------------
            Scudder Money Market Subaccount                     0.09%
                         Life of Subaccount    3/12/1999                    43,131         7.83%       2.42%              0.87%
                          Life of Portfolio    7/16/1985                    76,789        91.97%       3.80%                N/A
                                  Ten Years                                 53,445        33.61%       2.94%                N/A
                                 Five Years                                 46,072        15.18%       2.87%                N/A
                                Three Years                                 42,951         7.38%       2.40%              0.78%
                                   One Year                                 40,036         0.09%       0.09%             -6.27%
----------------------------------------------------------------------------------------------------------------------------------
   Scudder Government Securities Subaccount                     6.56%
                         Life of Subaccount    11/3/1989                    86,891       117.23%       6.07%              6.04%
                          Life of Portfolio     9/3/1987                    98,887       147.22%       6.08%                N/A
                                  Ten Years                                 66,645        66.61%       5.24%              5.20%
                                 Five Years                                 51,804        29.51%       5.31%              4.49%
                                Three Years                                 49,425        23.56%       7.31%              5.62%
                                   One Year                                 42,624         6.56%       6.56%             -0.21%
----------------------------------------------------------------------------------------------------------------------------------
      Scudder High Income (formerly Scudder
                 High Yield) Subaccount (5)                    -1.68%
                         Life of Subaccount     4/6/1982                   213,743       434.36%       8.42%              8.41%
                          Life of Portfolio     4/6/1982                   213,743       434.36%       8.42%              8.41%
                                  Ten Years                                 57,966        44.91%       3.78%              3.74%
                                 Five Years                                 35,355       -11.61%      -2.44%             -3.22%
                                Three Years                                 35,797       -10.51%      -3.63%             -5.17%
                                   One Year                                 39,328        -1.68%      -1.68%             -7.93%
----------------------------------------------------------------------------------------------------------------------------------
        Scudder Small Cap Growth Subaccount                   -34.38%
                         Life of Subaccount     5/2/1994                    55,649        39.12%       3.88%              3.84%
                          Life of Portfolio     5/2/1994                    55,649        39.12%       3.88%              3.84%
                                  Ten Years                                    N/A           N/A         N/A                N/A
                                 Five Years                                 25,137       -37.16%      -8.87%             -9.63%
                                Three Years                                 16,225       -59.44%     -25.98%            -27.22%
                                   One Year                                 26,246       -34.38%     -34.38%            -38.58%
----------------------------------------------------------------------------------------------------------------------------------
   SVS Dreman High Return Equity Subaccount                   -19.17%
                         Life of Subaccount     6/1/1998                    38,375        -4.06%      -0.90%             -1.75%
                          Life of Portfolio     5/4/1998                    37,268        -6.83%      -1.51%                N/A
                                  Ten Years                                    N/A           N/A         N/A                N/A
                                 Five Years                                    N/A           N/A         N/A                N/A
                                Three Years                                 41,737         4.34%       1.43%             -0.18%
                                   One Year                                 32,333       -19.17%     -19.17%            -24.32%
----------------------------------------------------------------------------------------------------------------------------------


The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 1 for additional information.

                           PERFORMANCE FIGURES--NOTES

*  N/A Not Applicable

(1) The Non-Standardized Total Return figures quoted are based on a hypothetical $40,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states.

(2) The Standardized Average Annual Total Return figures quoted are based on a hypothetical $1,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract including the applicable Withdrawal Charge that may be imposed at the end of the quoted period. Premium taxes are not reflected.

(3) The Year to Date percentage return figures quoted are based on the change in unit values.

(4) The Ending Values quoted are based on a $40,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states.

(5) The high yield potential offered by this Subaccount reflects the substantial risks associated with investments in high-yield bonds.

(6) Performance of Class 2 Shares for periods after May 1, 1997 reflects Class 2's higher annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%. Past expense reductions by the portfolio's manager increased returns.

The following tables illustrate an assumed $40,000 investment in shares of certain Subaccounts. The ending value does not include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period, and thus may be higher than if such charge were deducted. Each table covers the period from the inception date of each Portfolio to December 31, 2002.

FRANKLIN TEMPLETON DEVELOPING MARKETS SECURITIES SUBACCOUNT


Year
Ended                                                                      Total
12/31                                                                      Value
-----                                                                      -----

1997 ........................................................       $     26,634
1998 ........................................................             20,741
1999 ........................................................             30,922
2000 ........................................................             20,723
2001 ........................................................             18,785

2002 ........................................................             18,498


JANUS ASPEN CAPITAL APPRECIATION SUBACCOUNT


Year
Ended                                                                      Total
12/31                                                                      Value
-----                                                                      -----

1997 ........................................................       $     50,173
1998 ........................................................             78,235
1999 ........................................................            128,849
2000 ........................................................            103,958
2001 ........................................................             80,302

2002 ........................................................             66,781


PIMCO FOREIGN BOND SUBACCOUNT

Year
Ended                                                                      Total
12/31                                                                      Value
-----                                                                      -----

1999 ........................................................       $     39,081
2000 ........................................................             41,751
2001 ........................................................             44,306

2002 ........................................................             47,267


PIMCO LOW DURATION SUBACCOUNT


Year
Ended                                                                      Total
12/31                                                                      Value
-----                                                                      -----

1999 ........................................................       $     40,407
2000 ........................................................             42,790
2001 ........................................................             45,421

2002 ........................................................             47,950


SCUDDER BOND SUBACCOUNT


Year
Ended                                                                      Total
12/31                                                                      Value
-----                                                                      -----

1985 ........................................................       $     42,748

1986 .........................................................            47,334
1987 .........................................................            47,250
1988 .........................................................            49,145
1989 .........................................................            54,117
1990 .........................................................            57,674
1991 .........................................................            66,903
1992 .........................................................            70,603
1993 .........................................................            78,257
1994 .........................................................            73,480
1995 .........................................................            85,651
1996 .........................................................            86,839
1997 .........................................................            93,437
1998 .........................................................            98,204
1999 .........................................................            95,930
2000 .........................................................           102,553
2001 .........................................................           109,071

2002 .........................................................           115,801


SCUDDER GROWTH AND INCOME SUBACCOUNT


Year
Ended                                                                      Total
12/31                                                                      Value

1994 .........................................................      $     41,578
1995 .........................................................            54,021
1996 .........................................................            65,077
1997 .........................................................            83,736
1998 .........................................................            88,512
2000 .........................................................            89,159
2001 .........................................................            77,994

2002 .........................................................            59,128


SCUDDER INTERNATIONAL SUBACCOUNT


Year
Ended                                                                      Total
12/31                                                                      Value

1987 .........................................................      $     35,409
1988 .........................................................            40,768
1989 .........................................................            55,419
1990 .........................................................            50,462
1991 .........................................................            55,468
1992 .........................................................            53,012
1993 .........................................................            72,052
1994 .........................................................            70,457
1995 .........................................................            77,209
1996 .........................................................            87,390
1997 .........................................................            93,997
1998 .........................................................           109,981
1999 .........................................................           167,592
2000 .........................................................           129,399
2001 .........................................................            88,235

2002 .........................................................            71,033

SCUDDER MONEY MARKET SUBACCOUNT


Year
Ended                                                                      Total
12/31                                                                      Value
-----                                                                      -----

1985 .........................................................      $     41,035
1986 .........................................................            42,868
1987 .........................................................            44,800
1988 .........................................................            47,318
1989 .........................................................            50,806
1990 .........................................................            54,043
1991 .........................................................            56,399
1992 .........................................................            57,472
1993 .........................................................            58,118
1994 .........................................................            59,454
1995 .........................................................            61,954
1996 .........................................................            64,214
1997 .........................................................            66,670
1998 .........................................................            69,234
1999 .........................................................            71,514
2000 .........................................................            74,563
2001 .........................................................            76,720

2002 .........................................................            76,789


SCUDDER GOVERNMENT SECURITIES SUBACCOUNT


Year
Ended                                                                      Total
12/31                                                                      Value
-----                                                                      -----

1987 .........................................................      $     40,113
1988 .........................................................            40,803
1989 .........................................................            46,079
1990 .........................................................            49,938
1991 .........................................................            56,802
1992 .........................................................            59,351
1993 .........................................................            62,354
1994 .........................................................            59,715
1995 .........................................................            70,195
1996 .........................................................            71,044
1997 .........................................................            76,353
1998 .........................................................            80,597
1999 .........................................................            80,029
2000 .........................................................            87,546
2001 .........................................................            92,800

2002 .........................................................            98,887


SCUDDER HIGH INCOME (FORMERLY SCUDDER HIGH YIELD) SUBACCOUNT



Year
Ended                                                                      Total
12/31                                                                      Value
-----                                                                      -----

1982 .........................................................      $     49,487
1983 .........................................................            56,067
1984 .........................................................            62,325
1985 .........................................................            74,906
1986 .........................................................            87,079
1987 .........................................................            91,017

1988 .........................................................           104,107
1989 .........................................................           101,410
1990 .........................................................            84,555
1991 .........................................................           126,846
1992 .........................................................           147,452
1993 .........................................................           174,666
1994 .........................................................           168,562
1995 .........................................................           195,336
1996 .........................................................           219,548
1997 .........................................................           241,708
1998 .........................................................           241,834
1999 .........................................................           238,841
2000 .........................................................           210,198
2001 .........................................................           217,394

2002 .........................................................           213,743


SCUDDER SMALL CAP GROWTH SUBACCOUNT


Year
Ended                                                                      Total
12/31                                                                      Value
-----                                                                      -----

1994 .........................................................      $     41,215
1995 .........................................................            52,902
1996 .........................................................            66,871
1997 .........................................................            88,557
1998 .........................................................           103,390
1999 .........................................................           137,190
2000 .........................................................           120,796
2001 .........................................................            84,811

2002 .........................................................            55,649


SVS DREMAN HIGH RETURN EQUITY SUBACCOUNT

Year
Ended                                                                      Total
12/31                                                                      Value
-----                                                                      -----

1998 .........................................................      $     40,766
1999 .........................................................            35,717
2000 .........................................................            45,973
2001 .........................................................            46,105

2002 .........................................................            37,268

TAX-DEFERRED ACCUMULATION

                       NON-QUALIFIED
                         ANNUITY                                CONVENTIONAL
                  After-tax contributions                       SAVINGS PLAN
                 and tax-deferred earnings                        After-tax
                 -------------------------                      contributions
                                          Taxable Lump           and taxable
               No Withdrawals             Sum Withdrawal          earnings
               --------------             --------------          --------
10 Years ...    $107,946                $    86,448            $     81,693
20 Years ...     233,048                    165,137                 133,476
30 Years ...     503,133                    335,021                 218,082

This chart compares the accumulation of a $50,000 initial investment into a Non-Qualified Annuity and a Conventional Savings Plan. Contributions to the Non-Qualified Annuity and the Conventional Savings Plan are made after-tax. Only the gain in the Non-Qualified Annuity will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 37.1% federal marginal tax rate and an 8% annual return. The 8% return used is for illustrative purposes only, and is not reflective of current market conditions. The 37.1% federal marginal tax is based on a marginal tax rate of 36%, representative of the target market, adjusted to reflect a decrease of $3 of itemized deductions for each $100 of income over $117,950. Tax rates are subject to change as is the tax-deferred treatment of the Contracts. Income on Non-Qualified Annuities is taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "Federal Income Taxes" in the prospectus. The chart does not reflect the following annuity charges and expenses: 1.25% mortality and expense risk; .15% administration charges; 7% maximum deferred withdrawal charge; and $30 annual records maintenance charge. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contracts. [IMPORTANT--THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN].

Unlike savings plans, contributions to Non-Qualified Annuities provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a Non-Qualified Annuity (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                                STATE REGULATION

KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO's books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                     EXPERTS


The consolidated balance sheets of KILICO as of December 31, 2002 and 2001, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002, the statements of assets, liabilities and contract owners' equity of the KILICO Variable Annuity Separate Account as of December 31, 2002, and the related statements of operations and changes in contract owners' equity for the periods indicated, have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                              FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for KILICO and the Separate Account. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.

                        Report of Independent Accountants

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company and
Contract Owners of the Kemper Investors Life Insurance Company
Variable Annuity Separate Account:

In our opinion, the accompanying statements of assets, liabilities and contract owners' equity and the related statements of operations and of changes in contract owners' equity present fairly, in all material respects, the financial position of the subaccounts of the Kemper Investors Life Insurance Company Variable Annuity Separate Account (which includes the following subaccounts:
Alger American Balanced, Alger American Growth, Alger American Leveraged AllCap, Alger American MidCap Growth, Alger American Small Capitalization, American Century VP Income & Growth, American Century VP Value, Credit Suisse Trust Emerging Markets, Credit Suisse Trust Global Post-Venture Capital, Dreyfus Socially Responsible Growth, Dreyfus I.P. Mid Cap Stock, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP II Asset Manager, Fidelity VIP II Contrafund, Fidelity VIP II Index 500, Templeton Developing Markets Securities, ING VP Emerging Markets, ING VP Natural Resources Trust, INVESCO VIF-Utilities, Janus Aspen Aggressive Growth, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen Growth, Janus Aspen Growth and Income, Janus Aspen Worldwide Growth, J.P. Morgan Small Company, PIMCO Foreign Bond, PIMCO Low Duration, Scudder 21st Century Growth, Scudder Bond, Scudder Capital Growth, Scudder Global Discovery, Scudder Growth and Income, Scudder Health Sciences, Scudder International, Scudder Money Market (Scudder Variable Series I), Scudder Aggressive Growth, Scudder Blue Chip, Scudder Contrarian Value, Scudder Global Blue Chip, Scudder Government Securities, Scudder Growth, Scudder High Income, Scudder Horizon 10+, Scudder Horizon 20+, Scudder Horizon 5, Scudder International Select Equity, Scudder Investment Grade Bond, Scudder Money Market (Scudder Variable Series II), Scudder New Europe, Scudder Small Cap Growth, Scudder Strategic Income, Scudder Technology Growth, Scudder Total Return, SVS Davis Venture Value, SVS Dreman Financial Services, SVS Dreman High Return Equity, SVS Dreman Small Cap Value, SVS Eagle Focused Large Cap Growth, SVS Focus Value + Growth, SVS Index 500, SVS INVESCO Dynamic Growth, SVS Janus Growth and Income, SVS Janus Growth Opportunities, SVS Oak Strategic Equity and SVS Turner Mid-Cap Growth) at December 31, 2002 and the results of each of their operations and the changes in each of their contract owners' equity for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Kemper Investors Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of portfolio shares owned at December 31, 2002 with the underlying funds, provide a reasonable basis for our opinion.

Chicago, Illinois


February 24, 2003

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT
OWNERS' EQUITY

DECEMBER 31, 2002
(in thousands)

                                                                        The Alger American Fund
                                          -------------------------------------------------------------------------------------
                                                                                                                 Alger American
                                           Alger American   Alger American    Alger American   Alger American        Small
                                              Balanced          Growth       Leveraged AllCap   MidCap Growth    Capitalization
                                             Subaccount       Subaccount        Subaccount        Subaccount       Subaccount
                                          -------------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio
 funds, at current market value           $        90,038           15,061             48,717            7,528            3,314
Dividends and other receivables                         -                -                  -                -                2
                                          -------------------------------------------------------------------------------------

             Total assets                          90,038           15,061             48,717            7,528            3,316

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                            2                2                  -                2                -
                                          -------------------------------------------------------------------------------------

Contract owners' equity                   $        90,036           15,059             48,717            7,526            3,316
                                          =====================================================================================

Accumulation Period                       $        90,009           15,028             48,717            7,526            3,282
Annuity Period                                         27               31                  -                -               34
                                          -------------------------------------------------------------------------------------

Total Contract Owners' Equity             $        90,036           15,059             48,717            7,526            3,316
                                          =====================================================================================

Units Outstanding                                  10,165              445              9,225              383              174
                                          =====================================================================================

                                           American Century Variable Portfolios,
                                                           Inc.                                Credit Suisse Trust
                                          --------------------------------------    ------------------------------------------
                                           American Century                                                Credit Suisse Trust
                                             VP Income &      American Century      Credit Suisse Trust        Global Post-
                                                Growth            VP Value           Emerging Markets        Venture Capital
                                              Subaccount         Subaccount             Subaccount              Subaccount
                                          --------------------------------------    ------------------------------------------
ASSETS

Investments in underlying portfolio funds,
 at current market value                             14,725               23,974                 19,372                 11,395
Dividends and other receivables                           8                   22                      -                      -
                                          --------------------------------------    ------------------------------------------

             Total assets                            14,733               23,996                 19,372                 11,395

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                              6                   15                     24                      -
                                          --------------------------------------    ------------------------------------------

Contract owners' equity                              14,727               23,981                 19,348                 11,395
                                          ======================================    ==========================================

Accumulation Period                                  14,711               23,945                 19,335                 11,394
Annuity Period                                           16                   36                     13                      1
                                          --------------------------------------    ------------------------------------------

Total Contract Owners' Equity                        14,727               23,981                 19,348                 11,395
                                          ======================================    ==========================================

Units Outstanding                                     2,918                3,642                  2,581                  1,990
                                          ======================================    ==========================================

                                              The Dreyfus
                                                Socially            Dreyfus
                                               Responsible         Investment
                                            Growth Fund, Inc.      Portfolios
                                           -------------------------------------
                                             Dreyfus Socially
                                               Responsible      Dreyfus I.P. Mid
                                                 Growth            Cap Stock
                                               Subaccount          Subaccount
                                           -------------------------------------
ASSETS

Investments in underlying portfolio
 funds, at current market value                        11,680            100,874
Dividends and other receivables                             -                  -
                                           -------------------------------------

             Total assets                              11,680            100,874

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                1                  -
                                           -------------------------------------

Contract owners' equity                                11,679            100,874
                                           =====================================

Accumulation Period                                    11,667            100,757
Annuity Period                                             12                117
                                           -------------------------------------

Total Contract Owners' Equity                          11,679            100,874
                                           =====================================

Units Outstanding                                       1,731             10,438
                                           =====================================

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT
OWNERS' EQUITY

DECEMBER 31, 2002
(in thousands)

                                                     Fidelity Variable Insurance
                                                           Products Fund              Fidelity Variable Insurance Products Fund II
                                                   ---------------------------------------------------------------------------------
                                                     Fidelity VIP   Fidelity VIP  Fidelity VIP II  Fidelity VIP II  Fidelity VIP II
                                                     Equity Income     Growth      Asset Manager     Contrafund        Index 500
                                                      Subaccount     Subaccount     Subaccount       Subaccount        Subaccount
                                                   ---------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                       44,979        53,804            5,884           54,039            97,675
Dividends and other receivables                                  -             -                1               30                 -
                                                   ---------------------------------------------------------------------------------

             Total assets                                   44,979        53,804            5,885           54,069            97,675

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                    45             7                1               15                11
                                                   ---------------------------------------------------------------------------------

Contract owners' equity                                     44,934        53,797            5,884           54,054            97,664
                                                   =================================================================================

Accumulation Period                                         44,861        53,729            5,642           53,953            97,312
Annuity Period                                                  73            68              242              101               352
                                                   ---------------------------------------------------------------------------------

Total Contract Owners' Equity                               44,934        53,797            5,884           54,054            97,664
                                                   =================================================================================

Units Outstanding                                            1,845         1,600              292            2,401               940
                                                   =================================================================================

                                                   Franklin Templeton                                              INVESCO Variable
                                                   Variable Insurance     ING VP Emerging      ING VP Natural     Investment Funds,
                                                     Products Trust     Markets Fund, Inc.    Resources Trust            Inc.
                                                   ------------------   ------------------   ------------------   ------------------
                                                        Templeton
                                                       Developing        ING VP  Emerging      ING VP Natural        INVESCO VIF-
                                                   Markets Securities   Markets Fund, Inc.    Resources Trust          Utilities
                                                       Subaccount           Subaccount           Subaccount           Subaccount
                                                   ------------------   ------------------   ------------------   ------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                              29                5,246                3,033                8,747
Dividends and other receivables                                     -                    3                    -                    -
                                                   ------------------   ------------------   ------------------   ------------------

             Total assets                                          29                5,249                3,033                8,747

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                        -                   13                    -                    -
                                                   ------------------   ------------------   ------------------   ------------------

Contract owners' equity                                            29                5,236                3,033                8,747
                                                   ==================   ==================   ==================   ==================

Accumulation Period                                                29                5,203                3,033                8,747
Annuity Period                                                      -                   33                    -                    -
                                                   ------------------   ------------------   ------------------   ------------------

Total Contract Owners' Equity                                      29                5,236                3,033                8,747
                                                   ==================   ==================   ==================   ==================

Units Outstanding                                                   3                  807                  242                1,638
                                                   ==================   ==================   ==================   ==================

                                                                                   Janus Aspen Series
                                                   ---------------------------------------------------------------------------------
                                                                                                Janus Aspen
                                                       Janus Aspen          Janus Aspen           Capital             Janus Aspen
                                                    Aggressive Growth         Balanced          Appreciation            Growth
                                                        Subaccount           Subaccount          Subaccount           Subaccount
                                                   ---------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                          56,680              141,595                1,356              110,057
Dividends and other receivables                                     -                  223                    -                    3
                                                   ---------------------------------------------------------------------------------

             Total assets                                      56,680              141,818                1,356              110,060

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                       14                    9                    -                   39
                                                   ---------------------------------------------------------------------------------

Contract owners' equity                                        56,666              141,809                1,356              110,021
                                                   =================================================================================

Accumulation Period                                            56,625              140,722                1,356              109,817
Annuity Period                                                     41                1,087                    -                  204
                                                   ---------------------------------------------------------------------------------

Total Contract Owners' Equity                                  56,666              141,809                1,356              110,021
                                                   =================================================================================

Units Outstanding                                               3,312                5,660                  193                9,555
                                                   =================================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT
OWNERS' EQUITY

DECEMBER 31, 2002
(in thousands)

                                                                                              J.P. Morgan
                                                             Janus Aspen Series             Series Trust II
                                                     ----------------------------------     -----------------
                                                       Janus Aspen
                                                        Growth and       Janus Aspen         JP Morgan Small
                                                          Income       Worldwide Growth          Company
                                                        Subaccount        Subaccount           Subaccount
                                                     ----------------------------------     -----------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                       43,037              134,037                 8,264
Dividends and other receivables                                  3                    2                     1
                                                     ----------------------------------     -----------------

             Total assets                                   43,040              134,039                 8,265

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                     -                    8                     -
                                                     ----------------------------------     -----------------

Contract owners' equity                                     43,040              134,031                 8,265
                                                     ==================================     =================

Accumulation Period                                         42,968              133,743                 8,251
Annuity Period                                                  72                  288                    14
                                                     ----------------------------------     -----------------

Total Contract Owners' Equity                               43,040              134,031                 8,265
                                                     ==================================     =================

Units Outstanding                                            3,720                5,892                   800
                                                     ==================================     =================

                                                       PIMCO Variable Insurance Trust
                                                     ----------------------------------
                                                       PIMCO Foreign     PIMCO Low
                                                            Bond          Duration
                                                         Subaccount      Subaccount
                                                     ----------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                              210              231
Dividends and other receivables                                      -                -
                                                     ----------------------------------

             Total assets                                          210              231

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                         -                -
                                                     ----------------------------------

Contract owners' equity                                            210              231
                                                     ==================================

Accumulation Period                                                210              231
Annuity Period                                                       -                -
                                                     ----------------------------------

Total Contract Owners' Equity                                      210              231
                                                     ==================================

Units Outstanding                                                   18               19
                                                     ==================================

                                                                             Scudder Variable Series I
                                                    ------------------------------------------------------------------------------
                                                      Scudder 21st                           Scudder Capital       Scudder Global
                                                    Century Growth       Scudder Bond            Growth              Discovery
                                                       Subaccount         Subaccount            Subaccount           Subaccount
                                                    ------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                       20,833               17,198                36,569               64,169
Dividends and other receivables                                  -                    -                     -                    2
                                                    ------------------------------------------------------------------------------

             Total assets                                   20,833               17,198                36,569               64,171

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                     -                    -                     -                    -
                                                    ------------------------------------------------------------------------------

Contract owners' equity                                     20,833               17,198                36,569               64,171
                                                    ==============================================================================

Accumulation Period                                         20,833               17,198                36,559               64,146
Annuity Period                                                   -                    -                    10                   25
                                                    ------------------------------------------------------------------------------

Total Contract Owners' Equity                               20,833               17,198                36,569               64,171
                                                    ==============================================================================

Units Outstanding                                            5,790                2,214                 5,041                7,117
                                                    ==============================================================================

                                                                                 Scudder Variable Series I
                                                   -------------------------------------------------------------------------------
                                                    Scudder Growth      Scudder Health          Scudder            Scudder Money
                                                      and Income           Sciences          International             Market
                                                      Subaccount          Subaccount           Subaccount            Subaccount
                                                   -------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                       37,291               49,863                83,411                   30
Dividends and other receivables                                  -                    -                     3                    -
                                                   -------------------------------------------------------------------------------

             Total assets                                   37,291               49,863                83,414                   30

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                     -                    -                     5                    -
                                                   -------------------------------------------------------------------------------

Contract owners' equity                                     37,291               49,863                83,409                   30
                                                   ===============================================================================

Accumulation Period                                         37,291               49,863                83,330                   30
Annuity Period                                                   -                    -                    79                    -
                                                   -------------------------------------------------------------------------------

Total Contract Owners' Equity                               37,291               49,863                83,409                   30
                                                   ===============================================================================

Units Outstanding                                            5,766                6,232                12,444                    3
                                                   ===============================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT
OWNERS' EQUITY

DECEMBER 31, 2002
(in thousands)

                                                                              Scudder Variable Series II
                                                    ----------------------------------------------------------------------------
                                                         Scudder                                   Scudder         Scudder Global
                                                    Aggressive Growth    Scudder Blue Chip    Contrarian Value       Blue Chip
                                                        Subaccount            Subaccount          Subaccount         Subaccount
                                                    ----------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                          27,890               78,109             113,614            22,865
Dividends and other receivables                                     -                    -                  15                 -
                                                    ----------------------------------------------------------------------------

             Total assets                                      27,890               78,109             113,629            22,865

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                        -                    7                  32                 -
                                                    ----------------------------------------------------------------------------

Contract owners' equity                                        27,890               78,102             113,597            22,865
                                                    ============================================================================

Accumulation Period                                            27,890               78,014             113,279            22,861
Annuity Period                                                      -                   88                 318                 4
                                                    ----------------------------------------------------------------------------

Total Contract Owners' Equity                                  27,890               78,102             113,597            22,865
                                                    ============================================================================

Units Outstanding                                               4,070               16,215              35,977             2,745
                                                    ============================================================================

                                                                             Scudder Variable Series II
                                                    -------------------------------------------------------------------------
                                                        Scudder                                                 Scudder
                                                      Government                         Scudder High    International Select
                                                      Securities      Scudder Growth        Income              Equity
                                                      Subaccount        Subaccount        Subaccount          Subaccount
                                                    -------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                     237,393            178,929           179,654                 75,036
Dividends and other receivables                                 -                  1                40                     20
                                                    -------------------------------------------------------------------------

             Total assets                                 237,393            178,930           179,694                 75,056

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                   30                 87                22                      9
                                                    -------------------------------------------------------------------------

Contract owners' equity                                   237,363            178,843           179,672                 75,047
                                                    =========================================================================

Accumulation Period                                       236,662            177,440           178,313                 74,751
Annuity Period                                                701              1,403             1,359                    296
                                                    -------------------------------------------------------------------------

Total Contract Owners' Equity                             237,363            178,843           179,672                 75,047
                                                    =========================================================================

Units Outstanding                                          50,525             54,587            40,754                 36,850
                                                    =========================================================================

                                                                 Scudder Variable Series II
                                                    -------------------------------------------------------
                                                          Scudder
                                                      Investment Grade      Scudder Money      Scudder New
                                                            Bond               Market             Europe
                                                         Subaccount          Subaccount         Subaccount
                                                    -------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                           99,494            306,169                 -
Dividends and other receivables                                      -                167                 -
                                                    -------------------------------------------------------

             Total assets                                       99,494            306,336                 -

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                        12                 25                 -
                                                    -------------------------------------------------------

Contract owners' equity                                         99,482            306,311                 -
                                                    =======================================================

Accumulation Period                                             99,241            304,968                 -
Annuity Period                                                     241              1,343                 -
                                                    -------------------------------------------------------

Total Contract Owners' Equity                                   99,482            306,311                 -
                                                    =======================================================

Units Outstanding                                               17,704             54,362                 -
                                                    =======================================================

                                                                 Scudder Variable Series II
                                                    -----------------------------------------------------
                                                                                                Scudder
                                                    Scudder Small      Scudder Strategic      Technology
                                                      Cap Growth             Income             Growth
                                                      Subaccount           Subaccount         Subaccount
                                                    -----------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                      100,134                 24,572         145,612
Dividends and other receivables                                  5                      1              12
                                                    -----------------------------------------------------

             Total assets                                  100,139                 24,573         145,624

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                    14                      -               -
                                                    -----------------------------------------------------

Contract owners' equity                                    100,125                 24,573         145,624
                                                    =====================================================

Accumulation Period                                         99,950                 24,521         145,579
Annuity Period                                                 175                     52              45
                                                    -----------------------------------------------------

Total Contract Owners' Equity                              100,125                 24,573         145,624
                                                    =====================================================

Units Outstanding                                           45,002                  2,400          28,007
                                                    =====================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2002
(IN THOUSANDS)

                                                                          Scudder Variable Series II
                                           ---------------------------------------------------------------------------------------
                                                                                 SVS Dreman
                                            Scudder Total       SVS Davis        Financial       SVS Dreman High      SVS Dreman
                                               Return         Venture Value       Services        Return Equity    Small Cap Value
                                             Subaccount        Subaccount        Subaccount        Subaccount          Subaccount
                                           ---------------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio
 funds, at current market value                    416,331           113,301            56,572           316,952           149,098
Dividends and other receivables                         59                 2                 -                 1                 -
                                           ---------------------------------------------------------------------------------------

             Total assets                          416,390           113,303            56,572           316,953           149,098

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                           364                 -                 -                 -                45
                                           ---------------------------------------------------------------------------------------

Contract owners' equity                            416,026           113,303            56,572           316,953           149,053
                                           =======================================================================================

Accumulation Period                                412,677           113,250            56,565           316,767           148,881
Annuity Period                                       3,349                53                 7               186               172
                                           ---------------------------------------------------------------------------------------

Total Contract Owners' Equity                      416,026           113,303            56,572           316,953           149,053
                                           =======================================================================================

Units Outstanding                                   83,840            14,493             5,697            33,048            43,904
                                           =======================================================================================

                                                                Scudder Variable Series II
                                           ---------------------------------------------------------------------
                                              SVS Eagle
                                            Focused Large    SVS Focus Value                       SVS INVESCO
                                             Cap Growth         + Growth        SVS Index 500    Dynamic Growth
                                             Subaccount        Subaccount         Subaccount       Subaccount
                                           ---------------------------------------------------------------------
ASSETS

Investments in underlying portfolio
 funds, at current market value                     40,566            39,176           146,427            18,257
Dividends and other receivables                          -                25                 1                 -
                                           ---------------------------------------------------------------------

             Total assets                           40,566            39,201           146,428            18,257

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                             -                 7                 -                 -
                                           ---------------------------------------------------------------------

Contract owners' equity                             40,566            39,194           146,428            18,257
                                           =====================================================================

Accumulation Period                                 40,566            38,934           146,417            18,257
Annuity Period                                           -               260                11                 -
                                           ---------------------------------------------------------------------

Total Contract Owners' Equity                       40,566            39,194           146,428            18,257
                                           =====================================================================

Units Outstanding                                    6,095            16,459            23,118             3,074
                                           =====================================================================

                                                                Scudder Variable Series II
                                           ---------------------------------------------------------------------
                                              SVS Janus         SVS Janus          SVS Oak         SVS Turner
                                             Growth and          Growth           Strategic          Mid-Cap
                                               Income         Opportunities        Equity            Growth
                                             Subaccount         Subaccount       Subaccount        Subaccount
                                           ---------------------------------------------------------------------
ASSETS

Investments in underlying portfolio
 funds, at current market value                    105,210            75,716            31,408            46,432
Dividends and other receivables                          -                 -                 -                 -
                                           ---------------------------------------------------------------------

             Total assets                          105,210            75,716            31,408            46,432

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                             2                 -                 -                 -
                                           ---------------------------------------------------------------------
Contract owners' equity                            105,208            75,716            31,408            46,432
                                           =====================================================================

Accumulation Period                                105,145            75,712            31,408            46,432
Annuity Period                                          63                 4                 -                 -
                                           ---------------------------------------------------------------------
Total Contract Owners' Equity                      105,208            75,716            31,408            46,432
                                           =====================================================================
Units Outstanding                                   17,677            17,795             7,019             7,947
                                           =====================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                The Alger American Fund
                                             --------------------------------------------------------------------------------------
                                                                                 Alger American                      Alger American
                                             Alger American    Alger American       Leveraged      Alger American        Small
                                                Balanced           Growth            AllCap         MidCap Growth    Capitalization
                                               Subaccount        Subaccount        Subaccount       Subaccount          Subaccount
                                             --------------------------------------------------------------------------------------
REVENUE

Dividend income                              $        1,545                 8                 5                 -                 -

EXPENSES

Mortality and expense risk charges                    1,275               244               853                93                48
                                             --------------------------------------------------------------------------------------
Net investment income (loss)                            270              (236)             (848)              (93)              (48)
                                             --------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of
 investments                                         (1,724)           (5,922)          (10,217)             (517)             (580)
Change in unrealized appreciation
 (depreciation) of investments                      (12,083)           (1,809)          (15,593)           (1,930)             (478)
                                             --------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments                                        (13,807)           (7,731)          (25,810)           (2,447)           (1,058)
                                             --------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity resulting from operations    $      (13,537)           (7,967)          (26,658)           (2,540)           (1,106)
                                             ======================================================================================

                                                 American Century Variable
                                                      Portfolios, Inc.                 Credit Suisse Trust
                                             --------------------------------    --------------------------------
                                                American                                           Credit Suisse
                                               Century VP         American       Credit Suisse      Trust Global
                                                Income &          Century        Trust Emerging     Post-Venture
                                                 Growth           VP Value          Markets            Capital
                                               Subaccount        Subaccount        Subaccount        Subaccount
                                             --------------------------------    --------------------------------
REVENUE

Dividend income                                          53             1,638                41                 -

EXPENSES

Mortality and expense risk charges                       87               367               281               189
                                             --------------------------------    --------------------------------
Net investment income (loss)                            (34)            1,271              (240)             (189)
                                             --------------------------------    --------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of
 investments                                         (1,032)           (1,707)           (3,126)           (3,595)
Change in unrealized appreciation
 (depreciation) of investments                         (154)           (4,403)             (155)           (2,109)
                                             --------------------------------    --------------------------------
Net realized and unrealized gain (loss) on
 investments                                         (1,186)           (6,110)           (3,281)           (5,704)
                                             --------------------------------    --------------------------------
Net increase (decrease) in contract
 owners' equity resulting from operations            (1,220)           (4,839)           (3,521)           (5,893)
                                             ================================    ================================

                                               The Dreyfus
                                                Socially            Dreyfus
                                               Repsonsible         Variable
                                               Growth Fund,       Investment
                                                   Inc.              Fund
                                             --------------------------------
                                                Dreyfus
                                                Socially            Dreyfus
                                               Responsible         I.P. Mid
                                                 Growth            Cap Stock
                                               Subaccount         Subaccount
                                             --------------------------------
REVENUE

Dividend income                                          31               303

EXPENSES

Mortality and expense risk charges                      188             1,408
                                             --------------------------------
Net investment income (loss)                           (157)           (1,105)
                                             --------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of
 investments                                         (3,019)           (1,459)
Change in unrealized appreciation
 (depreciation) of investments                       (1,822)          (13,674)
                                             --------------------------------
Net realized and unrealized gain (loss) on
 investments                                         (4,841)          (15,133)
                                             --------------------------------
Net increase (decrease) in contract
 owners' equity resulting from operations            (4,998)          (16,238)
                                             ================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                           Fidelity Variable Insurance
                                                  Products Fund                Fidelity Variable Insurance Products Fund II
                                         --------------------------------------------------------------------------------------
                                                                               Fidelity           Fidelity         Fidelity
                                          Fidelity VIP      Fidelity VIP        VIP II             VIP II           VIP II
                                          Equity Income       Growth         Asset Manager       Contrafund        Index 500
                                           Subaccount       Subaccount         Subaccount        Subaccount        Subaccount
                                         --------------------------------------------------------------------------------------
REVENUE

Dividend income                                   1,918               171               264               493             1,517

EXPENSES

Mortality and expense risk charges                  650               878                85               781             1,454
                                         --------------------------------------------------------------------------------------
Net investment income (loss)                      1,268              (707)              179              (288)               63
                                         --------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                     (5,414)          (21,392)           (1,015)           (6,546)          (20,822)
Change in unrealized appreciation
 (depreciation) of investments                   (6,231)           (3,782)               67              (130)           (9,476)
                                         --------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                 (11,645)          (25,174)             (948)           (6,676)          (30,298)
                                         --------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity resulting from
 operations                                     (10,377)          (25,881)             (769)           (6,964)          (30,235)
                                         ======================================================================================

                                             Franklin
                                             Templeton          ING VP                             INVESCO
                                              Variable         Emerging       ING VP Natural      Variable
                                             Insurance       Markets Fund,      Resources        Investment
                                           Products Trust        Inc.             Trust          Funds, Inc.
                                           --------------   --------------    --------------    --------------
                                              Templeton         ING VP
                                             Developing        Emerging
                                               Markets       Markets Fund,    ING VP Natural       INVESCO
                                             Securities          Inc.         Resources Trust   VIF-Utilities
                                             Subaccount       Subaccount        Subaccount        Subaccount
                                           --------------   --------------    --------------    --------------
REVENUE

Dividend income                                         -                -                 6                46

EXPENSES

Mortality and expense risk charges                      -               76                41               118
                                           --------------   --------------    --------------    --------------

Net investment income (loss)                            -              (76)              (35)              (72)
                                           --------------   --------------    --------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                            -           (1,282)             (236)             (604)
Change in unrealized appreciation
 (depreciation) of investments                          -              600               132            (1,356)
                                           --------------   --------------    --------------    --------------

Net realized and unrealized gain (loss)
 on investments                                         -             (682)             (104)           (1,960)
                                           --------------   --------------    --------------    --------------

Net increase (decrease) in contract
 owners' equity resulting from
 operations                                             -             (758)             (139)           (2,032)
                                           ==============   ==============    ==============    ==============

                                                                  Janus Aspen Series
                                           --------------------------------------------------------------------
                                             Janus Aspen                        Janus Aspen
                                             Aggressive        Janus Aspen        Capital         Janus Aspen
                                               Growth           Balanced        Appreciation        Growth
                                             Subaccount        Subaccount        Subaccount        Subaccount
                                           --------------------------------------------------------------------
REVENUE

Dividend income                                         -             3,698                10                 -

EXPENSES

Mortality and expense risk charges                    823             1,970                24             1,943
                                           --------------------------------------------------------------------

Net investment income (loss)                         (823)            1,728               (14)           (1,943)
                                           --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                      (45,198)          (10,277)             (381)          (58,656)
Change in unrealized appreciation
 (depreciation) of investments                     23,096            (3,888)               66            13,071
                                           --------------------------------------------------------------------

Net realized and unrealized gain (loss)
 on investments                                   (22,102)          (14,165)             (315)          (45,585)
                                           --------------------------------------------------------------------

Net increase (decrease) in contract
 owners' equity resulting from
 operations                                       (22,925)          (12,437)             (329)          (47,528)
                                           ====================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                 J.P. Morgan
                                                                                   Series
                                                  Janus Aspen Series              Trust II        PIMCO Variable Insurance Trust
                                           --------------------------------    --------------    -------------------------------
                                             Janus Aspen       Janus Aspen       JP Morgan
                                             Growth and         Worldwide          Small          PIMCO Foreign      PIMCO Low
                                               Income            Growth           Company             Bond            Duration
                                             Subaccount        Subaccount        Subaccount        Subaccount        Subaccount
                                           --------------------------------    --------------    -------------------------------
REVENUE

Dividend income                                       451             1,484                23                13               10

EXPENSES

Mortality and expense risk charges                    797             2,189               156                 5                3
                                           --------------------------------    --------------    -------------------------------
Net investment income (loss)                         (346)             (705)             (133)                8                7
                                           --------------------------------    --------------    -------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                       (3,292)          (40,937)           (1,763)               10                3
Change in unrealized appreciation
 (depreciation) of investments                    (11,247)          (11,177)           (1,417)                2                4
                                           --------------------------------    --------------    -------------------------------
Net realized and unrealized gain (loss)
 on investments                                   (14,539)          (52,114)           (3,180)               12                7
                                           --------------------------------    --------------    -------------------------------
Net increase (decrease) in contract
 owners' equity resulting from
 operations                                       (14,885)          (52,819)           (3,313)               20               14
                                           ================================    ==============    ===============================

                                                                 Scudder Variable Series I
                                           --------------------------------------------------------------------
                                                                                   Scudder
                                            Scudder 21st                           Capital       Scudder Global
                                           Century Growth     Scudder Bond          Growth          Discovery
                                             Subaccount        Subaccount         Subaccount       Subaccount
                                           --------------------------------------------------------------------
REVENUE

Dividend income                                         -               973               143                 -

EXPENSES

Mortality and expense risk charges                    334               219               591               994
                                           --------------------------------------------------------------------
Net investment income (loss)                         (334)              754              (448)             (994)
                                           --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                       (3,006)             (142)           (4,866)           (4,706)
Change in unrealized appreciation
 (depreciation) of investments                    (10,296)              425           (10,389)          (11,367)
                                           --------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                   (13,302)              283           (15,255)          (16,073)
                                           --------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity resulting from
 operations                                       (13,636)            1,037           (15,703)          (17,067)
                                           ====================================================================

                                                                 Scudder Variable Series I
                                           --------------------------------------------------------------------
                                           Scudder Growth    Scudder Health       Scudder        Scudder Money
                                             and Income         Sciences       International        Market
                                             Subaccount        Subaccount        Subaccount       Subaccount
                                           --------------------------------------------------------------------
REVENUE

Dividend income                                       430                 -               727                 -

EXPENSES

Mortality and expense risk charges                    599               711             1,322                 -
                                           --------------------------------------------------------------------
Net investment income (loss)                         (169)             (711)             (595)                -
                                           --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                       (4,502)           (1,491)          (11,981)                -
Change in unrealized appreciation
 (depreciation) of investments                     (7,635)          (12,243)           (1,962)                -
                                           --------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                   (12,137)          (13,734)          (13,943)                -
                                           --------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity resulting from
 operations                                       (12,306)          (14,445)          (14,538)                -
                                           ====================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                               Scudder Variable Series II
                              ---------------------------------------------------------------------------------------------
                                Scudder                    Scudder      Scudder        Scudder                   Scudder
                              Aggressive     Scudder      Contrarian     Global       Government    Scudder        High
                                Growth      Blue Chip        Value      Blue Chip     Securities     Growth       Income
                              Subaccount    Subaccount    Subaccount    Subaccount    Subaccount   Subaccount   Subaccount
                              ---------------------------------------------------------------------------------------------
REVENUE

Dividend income                       154          349          1,898            148        6,147           -        17,861

EXPENSES

Mortality and
 expense risk charges                 459        1,251          1,726            325        2,656       3,017         2,336
                              ---------------------------------------------------------------------------------------------

Net investment
 income (loss)                       (305)        (902)           172           (177)       3,491      (3,017)       15,525
                              ---------------------------------------------------------------------------------------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS

Net realized gain (loss)
 on sale of investments            (8,938)      (4,896)        (5,313)        (1,894)       2,549     (85,980)      (27,655)

Change in unrealized
 appreciation
 (depreciation) of
 investments                       (4,144)     (18,545)       (18,105)        (2,234)       6,173       1,769        10,241
                              ---------------------------------------------------------------------------------------------

Net realized and
 unrealized gain (loss)
 on investments                   (13,082)     (23,441)       (23,418)        (4,128)       8,722     (84,211)      (17,414)
                              ---------------------------------------------------------------------------------------------

Net increase
 (decrease) in contract
 owners' equity resulting
 from operations                  (13,387)     (24,343)       (23,246)        (4,305)      12,213     (87,228)       (1,889)
                              =============================================================================================

                                                          Scudder Variable Series II
                              ----------------------------------------------------------------------------------
                                  Scudder       Scudder                                  Scudder      Scudder
                               International   Investment     Scudder       Scudder       Small      Strategic
                               Select Equity   Grade Bond   Money Market   New Europe   Cap Growth     Income
                                Subaccount     Subaccount    Subaccount    Subaccount   Subaccount   Subaccount
                              ----------------------------------------------------------------------------------
REVENUE

Dividend income                           312        2,569          4,956          180           -           411

EXPENSES

Mortality and
 expense risk charges                     888        1,142          4,288          220       1,615           259
                              ----------------------------------------------------------------------------------
Net investment
 income (loss)                           (576)       1,427            668          (40)     (1,615)          152
                              ----------------------------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS

Net realized gain (loss)
 on sale of investments               (22,137)         470              -       (6,124)    (54,429)          381

Change in unrealized
 appreciation
 (depreciation) of
 investments                           12,519        3,597              -        1,325       1,841         1,226
                              ----------------------------------------------------------------------------------

Net realized and
 unrealized gain (loss)
 on investments                        (9,618)       4,067              -       (4,799)    (52,588)        1,607
                              ----------------------------------------------------------------------------------

Net increase
 (decrease) in contract
 owners' equity resulting
 from operations                      (10,194)       5,494            668       (4,839)    (54,203)        1,759
                              ==================================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                          Scudder Variable Series II
                                                      ------------------------------------------------------------------
                                                                                                              SVS Dreman
                                                        Scudder      Scudder      SVS Davis    SVS Dreman       High
                                                      Technology      Total        Venture      Financial       Return
                                                        Growth        Return        Value        Services       Equity
                                                      Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
                                                      ------------------------------------------------------------------
REVENUE

Dividend income                                              197        14,184           149           474         4,158

EXPENSES

Mortality and expense risk charges                         2,424         6,397         1,542           815         4,556
                                                      ------------------------------------------------------------------

Net investment income (loss)                              (2,227)        7,787        (1,393)         (341)         (398)
                                                      ------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of investments          (28,246)      (67,376)       (2,338)          580        (1,747)
 Change in unrealized appreciation (depreciation) of
 investments                                             (54,303)      (29,917)      (17,214)       (6,584)      (71,516)
                                                      ------------------------------------------------------------------

Net realized and unrealized gain (loss) on
 investments                                             (82,549)      (97,293)      (19,552)       (6,004)      (73,263)
                                                      ------------------------------------------------------------------

Net increase (decrease) in contract owners' equity
 resulting from operations                               (84,776)      (89,506)      (20,945)       (6,345)      (73,661)
                                                      ==================================================================

                                                                           Scudder Variable Series II
                                                       -------------------------------------------------------------------
                                                                     SVS Eagle
                                                       SVS Dreman     Focused      SVS Focus                   SVS INVESCO
                                                       Small Cap        Large        Value       SVS Index       Dynamic
                                                         Value       Cap Growth     + Growth        500          Growth
                                                       Subaccount    Subaccount    Subaccount    Subaccount     Subaccount
                                                       -------------------------------------------------------------------
REVENUE

Dividend income                                               539             -           254           799              -

EXPENSES

Mortality and expense risk charges                          2,054           595           629         2,161            274
                                                       -------------------------------------------------------------------

Net investment income (loss)                               (1,515)         (595)         (375)       (1,362)          (274)
                                                       -------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of investments             3,050        (3,402)       (7,198)      (11,328)        (1,184)
 Change in unrealized appreciation (depreciation) of
 investments                                              (28,127)      (11,050)       (7,620)      (30,105)        (6,540)
                                                       -------------------------------------------------------------------

Net realized and unrealized gain (loss) on
 investments                                              (25,077)      (14,452)      (14,818)      (41,433)        (7,724)
                                                       -------------------------------------------------------------------

Net increase (decrease) in contract owners' equity
 resulting from operations                                (26,592)      (15,047)      (15,193)      (42,795)        (7,998)
                                                       ===================================================================

                                                                    Scudder Variable Series II
                                                      -------------------------------------------------------
                                                      SVS Janus       SVS Janus       SVS Oak      SVS Turner
                                                      Growth and       Growth        Strategic       Mid-Cap
                                                        Income      Opportunities      Equity        Growth
                                                      Subaccount     Subaccount      Subaccount    Subaccount
                                                      -------------------------------------------------------
REVENUE

Dividend income                                              694                -             -

EXPENSES

Mortality and expense risk charges                         1,578            1,200           488           677
                                                      -------------------------------------------------------

Net investment income (loss)                                (884)          (1,200)         (488)         (677)
                                                      -------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of investments           (5,257)          (6,881)       (3,441)       (2,235)
 Change in unrealized appreciation (depreciation) of
 investments                                             (21,939)         (25,884)      (15,438)      (17,485)
                                                      -------------------------------------------------------

Net realized and unrealized gain (loss) on
 investments                                             (27,196)         (32,765)      (18,879)      (19,720)
                                                      -------------------------------------------------------

Net increase (decrease) in contract owners' equity
 resulting from operations                               (28,080)         (33,965)      (19,367)      (20,397)
                                                      =======================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                            The Alger American Fund
                                                      ------------------------------------------------------------------
                                                                                  Alger        Alger
                                                         Alger        Alger      American     American    Alger American
                                                       American     American    Leveraged      MidCap         Small
                                                       Balanced      Growth       AllCap       Growth     Capitalization
                                                      Subaccount   Subaccount   Subaccount   Subaccount     Subaccount
                                                      ------------------------------------------------------------------
OPERATIONS

Net investment Income (loss)                          $      270         (236)        (848)         (93)             (48)

Net realized gain (loss) on sale of Investments           (1,724)      (5,922)     (10,217)        (517)            (580)

Change in unrealized appreciation (depreciation) of
 investments                                             (12,083)      (1,809)     (15,593)      (1,930)            (478)
                                                      ------------------------------------------------------------------

      Net increase (decrease) in contract owners'
       equity resulting from operations                  (13,537)      (7,967)     (26,658)      (2,540)          (1,106)
                                                      ------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                       15,601        3,549       10,314        3,483            1,421
Net transfer (to) from affiliate and subaccounts           8,194         (866)      (5,513)       2,186             (325)
Payments for redemptions                                  (3,984)      (1,434)      (2,632)        (470)            (307)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                           (257)         (24)        (182)          (8)              (6)
Annuity payout reserve adjustment                             (2)          (1)           -            -                2
                                                      ------------------------------------------------------------------

      Net increase (decrease) from contract owners'
       equity transactions                                19,552        1,224        1,987        5,191              785
                                                      ------------------------------------------------------------------

Total increase (decrease) in contract owners' equity       6,015       (6,743)     (24,671)       2,651             (321)

CONTRACT OWNERS' EQUITY

Beginning of period                                       84,021       21,802       73,388        4,875            3,637
                                                      ------------------------------------------------------------------

End of period                                         $   90,036       15,059       48,717        7,526            3,316
                                                      ==================================================================

                                                                                                         The Dreyfus
                                                                                                          Socially
                                                            American                                     Responsible     Dreyfus
                                                        Century Variable                                    Growth     Investment
                                                        Portfolios, Inc.         Credit Suisse Trust      Fund, Inc.   Portfolios
                                                     -----------------------   ------------------------  --------------------------
                                                                                              Credit
                                                      American                   Credit       Suisse
                                                      Century                    Suisse        Trust       Dreyfus
                                                     VP Income     American       Trust     Global Post    Socially      Dreyfus
                                                         &         Century      Emerging      Venture     Responsible    I.P. Mid
                                                       Growth      VP Value     Markets       Capital       Growth       Cap Stock
                                                     Subaccount   Subaccount   Subaccount    Subaccount    Subaccount   Subaccount
                                                     -----------------------   ------------------------  -------------------------
OPERATIONS

Net investment Income (loss)                                (34)       1,271         (240)         (189)       (157)        (1,105)

Net realized gain (loss) on sale of Investments          (1,032)      (1,707)      (3,126)       (3,595)     (3,019)        (1,459)

Change in unrealized appreciation (depreciation) of
 investments                                               (154)      (4,403)        (155)       (2,109)     (1,822)       (13,674)
                                                     -----------------------   ------------------------   ------------------------

      Net increase (decrease) in contract owners'
       equity resulting from operations                  (1,220)      (4,839)      (3,521)       (5,893)     (4,998)       (16,238)
                                                     -----------------------   ------------------------   ------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                       1,806        6,965        3,646         3,741       2,612         17,744
Net transfer (to) from affiliate and subaccounts          9,435        1,079        3,400            (5)       (728)        18,564
Payments for redemptions                                   (647)      (2,666)        (756)         (390)       (824)        (3,356)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                           (58)         (35)         (58)          (40)        (37)          (292)
Annuity payout reserve adjustment                             8           22          (24)            -          (1)             -
                                                     -----------------------   ------------------------   ------------------------

     Net increase (decrease) from contract owners'
      equity transactions                                10,544        5,365        6,208         3,306       1,022         32,660
                                                     -----------------------   ------------------------   ------------------------

Total increase (decrease) in contract owners' equity      9,324          526        2,687        (2,587)     (3,976)        16,422

CONTRACT OWNERS' EQUITY

Beginning of period                                       5,403       23,455       16,661        13,982      15,655         84,452
                                                     -----------------------   ------------------------   ------------------------

End of period                                            14,727       23,981       19,348        11,395      11,679        100,874
                                                     =======================   ========================   ========================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS* EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                              Fidelity Variable                      Fidelity Variable
                                                           Insurance Products Fund                 Insurance Products Fund II
                                                           ------------------------------------------------------------------------
                                                                                            Fidelity        Fidelity       Fidelity
                                                            Fidelity VIP   Fidelity VIP      VIP II          VIP II         VIP II
                                                           Equity Income      Growth      Asset Manager    Contrafund     Index 500
                                                            Subaccount      Subaccount      Subaccount     Subaccount     Subaccount
                                                           ------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                       1,268           (707)            179         (288)            63

Net realized gain (loss) on sale of investments                   (5,414)       (21,392)         (1,015)      (6,546)       (20,822)

Change in unrealized appreciation (depreciation) of
 investments                                                      (6,231)        (3,782)             67         (130)        (9,476)
                                                           ------------------------------------------------------------------------

       Net increase (decrease) in contract owners'
        equity resulting from operations                         (10,377)       (25,881)           (769)      (6,964)       (30,235)
                                                           ------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                7,841         10,414             736        5,865         12,103
Net transfer (to) from affiliate and subaccounts                   3,741         (5,280)           (627)      (1,095)       (19,384)
Payments for redemptions                                          (6,271)        (6,887)           (677)      (6,242)       (11,947)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                    (97)          (122)             (8)         (54)          (125)
Annuity payout reserve adjustment                                    (34)            (2)             (1)          30             (6)
                                                           ------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                          5,180         (1,877)           (577)      (1,496)       (19,359)
                                                           ------------------------------------------------------------------------
Total increase (decrease) in contract owners' equity              (5,197)       (27,758)         (1,346)      (8,460)       (49,594)

CONTRACT OWNERS' EQUITY

Beginning of period                                               50,131         81,555           7,230       62,514        147,258
                                                           ------------------------------------------------------------------------
End of period                                                     44,934         53,797           5,884       54,054         97,664
                                                           ========================================================================

                                                               Franklin                                  INVESCO
                                                               Templeton        ING VP      ING VP       Variable
                                                                Variable       Emerging     Natural     Investment
                                                               Insurance        Markets    Resources      Funds,
                                                             Products Trust   Fund, Inc.     Trust         Inc.
                                                             --------------   ----------   ----------  ------------
                                                                Templeton       ING VP      ING VP
                                                               Developing      Emerging     Natural
                                                                Markets        Markets     Resource    INVESCO VIF-
                                                               Securities     Fund, Inc.     Trust       Utilities
                                                               Subaccount     Subaccount   Subaccount   Subaccount
                                                             --------------   ----------   ----------  ------------
OPERATIONS

Net investment income (loss)                                              -          (76)         (35)          (72)

Net realized gain (loss) on sale of investments                           -       (1,282)        (236)         (604)

Change in unrealized appreciation (depreciation) of
 investments                                                              -          600          132        (1,356)
                                                             --------------   ----------   ----------  ------------

       Net increase (decrease) in contract owners'
        equity resulting from operations                                  -         (758)        (139)       (2,032)
                                                             --------------   ----------   ----------  ------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                       -          402          302         1,625
Net transfer (to) from affiliate and subaccounts                         (1)         942         (191)        2,613
Payments for redemptions                                                  -         (514)        (273)         (258)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                         -           (6)          (3)          (26)
Annuity payout reserve adjustment                                         -            3            -             -
                                                             --------------   ----------   ----------  ------------

     Net increase (decrease) from contract owners'
      equity transactions                                                (1)         827         (165)        3,954
                                                             --------------   ----------   ----------  ------------

Total increase (decrease) in contract owners' equity                     (1)          69         (304)        1,922

CONTRACT OWNERS' EQUITY

Beginning of period                                                      30        5,167        3,337         6,825
                                                             --------------   ----------   ----------  ------------

End of period                                                            29        5,236        3,033         8,747
                                                             ==============   ==========   ==========  ============

                                                                                Janus Aspen Series
                                                              -----------------------------------------------------
                                                                Janus
                                                                Aspen                     Janus Aspen      Janus
                                                              Aggressive   Janus Aspen      Capital        Aspen
                                                                Growth       Balanced     Appreciation     Growth
                                                              Subaccount    Subaccount     Subaccount    Subaccount
                                                              -----------------------------------------------------
OPERATIONS

Net investment income (loss)                                        (823)         1,728            (14)      (1,943)

Net realized gain (loss) on sale of investments                  (45,198)       (10,277)          (381)     (58,656)

Change in unrealized appreciation (depreciation) of
 investments                                                      23,096         (3,888)            65       13,071
                                                              -----------------------------------------------------

       Net increase (decrease) in contract owners'
        equity resulting from operations                         (22,925)       (12,437)          (329)     (47,528)
                                                              -----------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                9,012         16,300             35        9,737

Net transfer (to) from affiliate and subaccounts                  (4,605)        (9,125)          (175)     (27,088)
Payments for redemptions                                          (6,406)       (14,416)          (213)     (14,460)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                    (99)          (117)            (5)        (256)
Annuity payout reserve adjustment                                     (8)           223              -          (22)
                                                              -----------------------------------------------------

     Net increase (decrease) from contract owners'
      equity transactions                                         (2,106)        (7,135)          (358)     (32,089)
                                                              -----------------------------------------------------

Total increase (decrease) in contract owners' equity             (25,031)       (19,572)          (687)     (79,617)

CONTRACT OWNERS' EQUITY

Beginning of period                                               81,697        161,381          2,043      189,638
                                                              -----------------------------------------------------

End of period                                                     56,666        141,809          1,356      110,021
                                                              =====================================================

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                          J.P. Morgan     Pimco Variable Insurance
                                                             Janus Aspen Series         Series Trust II            Trust
                                                      -------------------------------   ---------------   ------------------------
                                                      Janus Aspen                                           Pimco
                                                       Growth and       Janus Aspen     JP Morgan Small    Foreign      Pimco Low
                                                        Income       Worldwide Growth       Company          Bond        Duration
                                                      Subaccount        Subaccount         Subaccount     Subaccount    Subaccount
                                                      -------------------------------   ---------------   ------------------------
OPERATIONS

Net investment income (loss)                                  (346)              (705)             (133)           8             7

Net realized gain (loss) on sale of investments             (3,292)           (40,937)           (1,763)          10             3

Change in unrealized appreciation (depreciation) of
 investments                                               (11,247)           (11,177)           (1,417)           2             4
                                                      -------------------------------   ---------------   ------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                    (14,885)           (52,819)           (3,313)          20            14
                                                      -------------------------------   ---------------   ------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                          1,180             16,315             3,791            2             3
Net transfer (to) from affiliate and subaccounts           (13,392)           (24,441)           (1,468)         (35)          (21)
Payments for redemptions                                    (4,250)           (17,000)           (1,425)        (165)          (43)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                             (145)              (167)              (59)           -             -
Annuity payout reserve adjustment                                3                  2                 1            -             -
                                                      -------------------------------   ---------------   ------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                  (16,604)           (25,291)              840         (198)          (61)
                                                      -------------------------------   ---------------   ------------------------

Total increase (decrease) in contract owners' equity       (31,489)           (78,110)           (2,473)        (178)          (47)

CONTRACT OWNERS' EQUITY

Beginning of period                                         74,529            212,141            10,738          388           278
                                                      -------------------------------   ---------------   ------------------------

End of period                                               43,040            134,031             8,265          210           231
                                                      ===============================   ===============   ========================

                                                                                Scudder Variable Series I
                                                         ---------------------------------------------------------------------
                                                          Scudder 21st                      Scudder Capital     Scudder Global
                                                         Century Growth     Scudder Bond        Growth            Discovery
                                                           Subaccount        Subaccount       Subaccount          Subaccount
                                                         ---------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                       (334)              754              (448)              (994)

Net realized gain (loss) on sale of investments                  (3,006)             (142)           (4,866)            (4,706)

Change in unrealized appreciation (depreciation) of
 investments                                                    (10,296)              425           (10,389)           (11,367)
                                                         ---------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                         (13,636)            1,037           (15,703)           (17,067)
                                                         ---------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                               6,417             3,933             7,059              8,241
Net transfer (to) from affiliate and subaccounts                  2,796               880             2,047              1,678
Payments for redemptions                                           (742)           (2,008)           (2,051)            (3,067)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                   (70)             (102)             (115)              (207)
Annuity payout reserve adjustment                                     -                 -                 -                  2
                                                         ---------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                         8,401             2,703             6,940              6,647
                                                         ---------------------------------------------------------------------

Total increase (decrease) in contract owners' equity             (5,235)            3,740            (8,763)           (10,420)

CONTRACT OWNERS' EQUITY

Beginning of period                                              26,068            13,458            45,332             74,591
                                                         ---------------------------------------------------------------------

End of period                                                    20,833            17,198            36,569             64,171
                                                         =====================================================================

                                                                             Scudder Variable Series I
                                                       --------------------------------------------------------------------
                                                        Scudder Growth     Scudder Health        Scudder      Scudder Money
                                                         and Income           Sciences        International      Market
                                                         Subaccount          Subaccount        Subaccount      Subaccount
                                                       --------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                       (169)             (711)            (595)               -

Net realized gain (loss) on sale of investments                  (4,502)           (1,491)         (11,981)               -

Change in unrealized appreciation (depreciation) of
 investments                                                     (7,635)          (12,243)          (1,962)               -
                                                       --------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                         (12,306)          (14,445)         (14,538)               -
                                                       --------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                               6,602            15,272           14,697                -
Net transfer (to) from affiliate and subaccounts                  1,735             6,138            9,059               19
Payments for redemptions                                         (2,254)           (1,487)          (7,790)             (54)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                  (115)             (158)            (293)               -
Annuity payout reserve adjustment                                     -                 -                3                -
                                                       --------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                         5,968            19,765           15,676              (35)
                                                       --------------------------------------------------------------------

Total increase (decrease) in contract owners' equity             (6,338)            5,320            1,138              (35)

CONTRACT OWNERS' EQUITY

Beginning of period                                              43,629            44,543           82,271               65
                                                       --------------------------------------------------------------------

End of period                                                    37,291            49,863           83,409               30
                                                       ====================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                   Scudder Variable Series II
                                                      ------------------------------------------------------------------------------
                                                             Scudder
                                                           Aggressive                                 Scudder         Scudder Global
                                                             Growth          Scudder Blue Chip    Contrarian Value      Blue Chip
                                                           Subaccount            Subaccount          Subaccount         Subaccount
                                                      ------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                         (305)                (902)                172             (177)

Net realized gain (loss) on sale of investments                    (8,938)              (4,896)             (5,313)          (1,894)

Change in unrealized appreciation (depreciation) of
 investments                                                       (4,144)             (18,545)            (18,105)          (2,234)
                                                      ------------------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                           (13,387)             (24,343)            (23,246)          (4,305)
                                                      ------------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                 4,595               10,004              12,265            3,410
Net transfer (to) from affiliate and subaccounts                   (1,574)                 311               8,089            1,899
Payments for redemptions                                           (1,731)              (4,798)            (11,925)            (942)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                     (97)                (227)               (245)             (63)
Annuity payout reserve adjustment                                       -                   (7)                (16)               -
                                                      ------------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                           1,193                5,283               8,168            4,304
                                                      ------------------------------------------------------------------------------
Total increase (decrease) in contract owners' equity              (12,194)             (19,060)            (15,078)              (1)

CONTRACT OWNERS' EQUITY

Beginning of period                                                40,084               97,162             128,675           22,866
                                                      ------------------------------------------------------------------------------

End of period                                                      27,890               78,102             113,597           22,865
                                                      ==============================================================================

                                                                                  Scudder Variable Series II
                                                      -----------------------------------------------------------------------------
                                                        Scudder                                       Scudder          Scudder
                                                      Government                    Scudder High   International   Investment Grade
                                                      Securities   Scudder Growth      Income      Select Equity         Bond
                                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                                      -----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                               3,491           (3,017)        15,525            (576)             1,427

Net realized gain (loss) on sale of investments            2,549          (85,980)       (27,655)        (22,137)               470

Change in unrealized appreciation (depreciation) of
 investments                                               6,173            1,769         10,241          12,519              3,597
                                                      -----------------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                   12,213          (87,228)        (1,889)        (10,194)             5,494
                                                      -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                       24,071           12,590         11,455           4,417             13,631
Net transfer (to) from affiliate and subaccounts          60,831          (17,224)         1,659          16,239             21,053
Payments for redemptions                                 (20,032)         (30,881)       (20,860)         (8,495)            (5,577)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                           (339)            (283)          (246)            (97)              (196)
Annuity payout reserve adjustment                            (30)             (85)            20               9                 (5)
                                                      -----------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                 64,501          (35,883)        (7,972)         12,073             28,906
                                                      -----------------------------------------------------------------------------
Total increase (decrease) in contract owners' equity      76,714         (123,111)        (9,861)          1,879             34,400

CONTRACT OWNERS' EQUITY

Beginning of period                                      160,649          301,954        189,533          73,168             65,082
                                                      -----------------------------------------------------------------------------

End of period                                            237,363          178,843        179,672          75,047             99,482
                                                      =============================================================================

                                                                                    Scudder Variable Series II
                                                      ----------------------------------------------------------------------------
                                                                                                                          Scudder
                                                      Scudder Money   Scudder New   Scudder Small   Scudder Strategic    Technology
                                                          Market         Europe       Cap Growth          Income           Growth
                                                        Subaccount     Subaccount     Subaccount        Subaccount       Subaccount
                                                      ----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                    668           (40)         (1,615)                152       (2,227)

Net realized gain (loss) on sale of investments                   -        (6,124)        (54,429)                381      (28,246)

Change in unrealized appreciation (depreciation) of
 investments                                                      -         1,325           1,841               1,226      (54,303)
                                                      ----------------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                         668        (4,839)        (54,203)              1,759      (84,776)
                                                      ----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                         134,454         3,746          16,468               2,287       20,336
Net transfer (to) from affiliate and subaccounts            (64,194)      (14,015)         (3,665)             10,038       (1,847)
Payments for redemptions                                   (171,434)         (573)        (10,774)               (956)      (5,157)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                              (694)          (41)           (223)                (55)        (533)
Annuity payout reserve adjustment                                (2)            -             (13)                  1           12
                                                      ----------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                  (101,870)      (10,883)          1,793              11,315       12,811
                                                      ----------------------------------------------------------------------------
Total increase (decrease) in contract owners' equity       (101,202)      (15,722)        (52,410)             13,074      (71,965)

CONTRACT OWNERS' EQUITY

Beginning of period                                         407,513        15,722         152,535              11,499      217,589
                                                      ----------------------------------------------------------------------------

End of period                                               306,311             -         100,125              24,573      145,624
                                                      ============================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                             Scudder Variable Series II
                                                      ----------------------------------------------------------------------
                                                        Scudder Total     SVS Davis         SVS Dreman       SVS Dreman High
                                                           Return       Venture Value   Financial Services    Return Equity
                                                         Subaccount      Subaccount         Subaccount          Subaccount
                                                      ----------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                    7,787          (1,393)                (341)             (398)

Net realized gain (loss) on sale of investments               (67,376)         (2,338)                 580            (1,747)

Change in unrealized appreciation (depreciation) of
 investments                                                  (29,917)        (17,214)              (6,584)          (71,516)
                                                      ----------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                       (89,506)        (20,945)              (6,345)          (73,661)
                                                      ----------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                            21,722          31,773                9,510            76,138
Net transfer (to) from affiliate and subaccounts              (18,531)         18,412                4,625            47,150
Payments for redemptions                                      (63,771)         (3,070)              (2,684)          (12,194)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                (537)           (327)                (164)             (930)
Annuity payout reserve adjustment                                (331)              2                    -                 1
                                                      ----------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                     (61,448)         46,790               11,287           110,165
                                                      ----------------------------------------------------------------------

Total increase (decrease) in contract owners' equity         (150,954)         25,845                4,942            36,504

CONTRACT OWNERS' EQUITY

Beginning of period                                           566,980          87,458               51,630           280,449
                                                      ----------------------------------------------------------------------

End of period                                                 416,026         113,303               56,572           316,953
                                                      ======================================================================

                                                                             Scudder Variable Series II
                                                        -----------------------------------------------------------------
                                                                            SVS Eagle
                                                          SVS Dreman      Focused Large   SVS Focus Value
                                                        Small Cap Value    Cap Growth       + Growth        SVS Index 500
                                                          Subaccount        Subaccount      Subaccount       Subaccount
                                                        -----------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                     (1,515)           (595)             (375)         (1,362)

Net realized gain (loss) on sale of investments                   3,050          (3,402)           (7,198)        (11,328)

Change in unrealized appreciation (depreciation) of
 investments                                                    (28,127)        (11,050)           (7,620)        (30,105)
                                                        -----------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                         (26,592)        (15,047)          (15,193)        (42,795)
                                                        -----------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                              27,923          11,203             5,423          44,667
Net transfer (to) from affiliate and subaccounts                 42,493           7,710             1,430           3,595
Payments for redemptions                                         (8,253)         (1,073)           (4,206)         (3,950)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                  (355)           (125)              (89)           (442)
Annuity Payout Reserve Adjustment                                   (44)              -                19               1
                                                        -----------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                        61,764          17,715             2,577          43,871
                                                        -----------------------------------------------------------------
Total increase (decrease) in contract owners' equity             35,172           2,668           (12,616)          1,076

CONTRACT OWNERS' EQUITY

Beginning of period                                             113,881          37,898            51,810         145,352
                                                        -----------------------------------------------------------------

End of period                                                   149,053          40,566            39,194         146,428
                                                        =================================================================

                                                                                    Scudder Variable Series II
                                                        --------------------------------------------------------------------------
                                                        SVS INVESCO     SVS Janus       SVS Janus         SVS Oak       SVS Turner
                                                           Dynamic       Growth           Growth         Strategic        MidCap
                                                           Growth       and Income     Opportunities       Equity         Growth
                                                         Subaccount     Subaccount      Subaccount       Subaccount     Subaccount
                                                        --------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                    (274)          (884)          (1,200)           (488)         (677)

Net realized gain (loss) on sale of investments               (1,184)        (5,257)          (6,881)         (3,441)       (2,235)

Change in unrealized appreciation (depreciation) of
 investments                                                  (6,540)       (21,939)         (25,884)        (15,438)      (17,485)
                                                        --------------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                       (7,998)       (28,080)         (33,965)        (19,367)      (20,397)
                                                        --------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                            6,389         26,252           14,687          11,879        15,286
Net transfer (to) from affiliate and subaccounts                 668          5,302            4,545           4,500        11,982
Payments for redemptions                                        (410)        (3,705)          (3,314)           (946)         (959)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                (58)          (327)            (249)           (100)         (145)
Annuity Payout Reserve Adjustment                                  -             (2)               -               -             -
                                                        --------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                      6,589         27,520           15,669          15,333        26,164
                                                        --------------------------------------------------------------------------

Total increase (decrease) in contract owners' equity          (1,409)          (560)         (18,296)         (4,034)        5,767

CONTRACT OWNERS' EQUITY

Beginning of period                                           19,666        105,768           94,012          35,442        40,665
                                                        --------------------------------------------------------------------------

End of period                                                 18,257        105,208           75,716          31,408        46,432
                                                        ==========================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                                 The Alger American Fund
                                                      ----------------------------------------------------------------------------
                                                                                                                        Alger
                                                        Alger          Alger                             Alger         American
                                                       American      American      Alger American      American         Small
                                                       Balanced       Growth     Leveraged AllCap   MidCap Growth   Capitalization
                                                      Subaccount    Subaccount       Subaccount        Subaccount      Subaccount
                                                      ----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                          $       335        2,706              1,002             753              (32)

Net realized gain (loss) on sale of investments              (222)      (6,907)            (4,875)           (825)          (3,455)

Change in unrealized appreciation (depreciation) of
 investments                                                 (731)       1,100             (4,932)            111            1,692
                                                     ----------------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                      (618)      (3,101)            (8,805)             39           (1,795)
                                                      ----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                        56,892        4,011             39,755           1,334            1,059
Net transfer (to) from affiliate and subaccounts           15,478        1,884              4,227           3,551               30
Payments for redemptions                                   (1,409)      (1,476)            (2,424)            (53)            (442)
                                                      ----------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                  70,961        4,419             41,558           4,832              647
                                                      ----------------------------------------------------------------------------
Total increase (decrease) in contract owners' equity       70,343        1,318             32,753           4,871           (1,148)

CONTRACT OWNERS' EQUITY

Beginning of period                                        13,678       20,484             40,635               4            4,785
                                                      ----------------------------------------------------------------------------

End of period                                         $    84,021       21,802             73,388           4,875            3,637
                                                      ============================================================================

                                                           American Century Variable
                                                                Portfolios, Inc.                       Credit Suisse Funds
                                                      -------------------------------------   ----------------------------------
                                                      American Century                                            Credit Suisse
                                                        VP Income &       American Century     Credit Suisse       Global Post-
                                                           Growth             VP Value        Emerging Markets   Venture Capital
                                                        Subaccount           Subaccount          Subaccount        Subaccount
                                                      -------------------------------------   ----------------------------------
OPERATIONS

Net investment income (loss)                                       (41)                (176)              (185)             (122)

Net realized gain (loss) on sale of investments
                                                                  (482)                 495             (1,775)             (626)

Change in unrealized appreciation (depreciation) of
 investments                                                         9                1,267                579            (2,242)
                                                      -------------------------------------   ----------------------------------
     Net increase (decrease) in contract owners'
      equity resulting from operations                            (514)               1,586             (1,381)           (2,990)
                                                      -------------------------------------   ----------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                844                4,086              8,319             8,103
Net transfer (to) from affiliate and subaccounts                   749               15,893                 86               227
Payments for redemptions                                          (567)              (1,090)              (340)             (286)
                                                      -------------------------------------   ----------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                        1,026               18,889              8,065             8,044
                                                      -------------------------------------   ----------------------------------
Total increase (decrease) in contract owners' equity               512               20,475              6,684             5,054

CONTRACT OWNERS' EQUITY

Beginning of period                                              4,891                2,980              9,977             8,928
                                                      -------------------------------------   ----------------------------------

End of period                                                    5,403               23,455             16,661            13,982
                                                      =====================================   ==================================

                                                         The Dreyfus
                                                           Socially           Dreyfus
                                                          Responsible        Investment
                                                       Growth Fund, Inc.     Portfolios
                                                    -------------------------------------
                                                       Dreyfus Socially
                                                         Responsible         Dreyfus I.P.
                                                         Growth Fund        MidCap Stock
                                                          Subaccount         Subaccount
                                                    -------------------------------------
OPERATIONS

Net investment income (loss)                                        (188)            (335)

Net realized gain (loss) on sale of investments                   (1,049)             (86)

Change in unrealized appreciation (depreciation) of
 investments                                                      (2,190)           1,728
                                                      -----------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                           (3,427)           1,307
                                                      -----------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                7,247           51,129
Net transfer (to) from affiliate and subaccounts                   1,594           19,611
Payments for redemptions                                            (705)            (992)
                                                      -----------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                          8,136           69,748
                                                      -----------------------------------
Total increase (decrease) in contract owners' equity               4,709           71,055

CONTRACT OWNERS' EQUITY

Beginning of period                                               10,946           13,397
                                                      -----------------------------------

End of period                                                     15,655           84,452
                                                      ===================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                     Fidelity Variable Insurance Products
                                                    Fund                          Fidelity Variable Insurance Products Fund II
                                   ------------------------------------------------------------------------------------------------
                                   Fidelity VIP Equity                      Fidelity VIP II   Fidelity VIP II  Fidelity VIP II Index
                                         Income        Fidelity VIP Growth   Asset Manager       Contrafund           500
                                       Subaccount          Subaccount          Subaccount        Subaccount        Subaccount
                                   ------------------------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                    2,111                4,960              326            1,703                    (18)

Net realized gain (loss) on
 sale of investments                           (2,511)             (16,676)            (890)          (9,096)                (6,662)

Change in unrealized appreciation
 (depreciation) of investments                 (2,765)              (6,202)             151           (3,036)               (13,968)
                                   ------------------------------------------------------------------------------------------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                  (3,165)             (17,918)            (413)         (10,429)               (20,648)
                                   ------------------------------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                             6,760               11,996              736            7,004                 15,974
Net transfer (to) from affiliate
 and subaccounts                                7,682                1,654             (207)          (5,172)                 6,729
Payments for redemptions                       (4,509)              (6,721)            (702)          (5,537)               (10,543)
                                   ------------------------------------------------------------------------------------------------

     Net increase (decrease) from
      contract owners' equity
      transactions                              9,933                6,929             (173)          (3,705)                12,160
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                        6,768              (10,989)            (586)         (14,134)                (8,488)

CONTRACT OWNERS' EQUITY

Beginning of period                            43,363               92,544            7,816           76,648                155,746
                                   ------------------------------------------------------------------------------------------------

End of period                                  50,131               81,555            7,230           62,514                147,258
                                   ================================================================================================

                                    Franklin Templeton  Invesco Variable
                                    Variable Insurance  Investment Funds,
                                     Products Trust          Inc.
                                    ------------------  -----------------
                                        Templeton
                                       Developing         Invesco VIF
                                    Markets Securities     Utilities
                                        Subaccount       Subaccount (a)
                                    ------------------  -----------------
OPERATIONS

Net investment income (loss)                         -              47

Net realized gain (loss) on
 sale of investments                                (1)           (323)

Change in unrealized appreciation
 (depreciation) of investments                      (2)           (154)
                                    ------------------  -----------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                       (3)           (430)
                                    ------------------  -----------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                                  2           5,405
Net transfer (to) from affiliate
 and subaccounts                                     -           1,915
Payments for redemptions                            (2)            (65)
                                    ------------------  -----------------

     Net increase (decrease) from
      contract owners' equity
      transactions                                   -           7,255
                                    ------------------  -----------------

Total increase (decrease) in
 contract owners' equity                            (3)          6,825

CONTRACT OWNERS' EQUITY

Beginning of period                                 33               -
                                    ------------------  -----------------

End of period                                       30           6,825
                                    ==================  =================

                                                                           Janus Aspen Series
                                    -----------------------------------------------------------------------------------------------
                                                                       Janus Aspen                   Janus Aspen
                                       Janus Aspen      Janus Aspen      Capital      Janus Aspen     Growth and     Janus Aspen
                                    Aggressive Growth     Balanced    Appreciation      Growth          Income    Worlddwide Growth
                                       Subaccount        Subaccount    Subaccount      Subaccount     Subaccount     Subaccount
                                    -----------------------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                   (1,359)        2,089             (9)        (2,689)          (198)            (2,445)

Net realized gain (loss) on
 sale of investments                          (53,957)       (1,697)          (138)       (24,674)         1,190                803

Change in unrealized appreciation
 (depreciation) of investments                 (3,877)      (10,970)          (446)       (45,271)       (15,755)           (69,116)

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                 (59,193)      (10,578)          (593)       (72,634)       (14,763)           (70,758)
                                    -----------------------------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                            15,276        16,805             80         16,023          1,741             25,115
Net transfer (to) from affiliate
 and subaccounts                              (14,797)       (3,392)            91        (24,635)        (9,913)           (32,891)
Payments for redemptions                       (6,650)      (12,492)          (102)       (14,613)        (3,892)           (16,475)
                                    -----------------------------------------------------------------------------------------------

     Net increase (decrease) from
      contract owners' equity
      transactions                             (6,171)          921             69        (23,225)       (12,064)           (24,251)
                                    -----------------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                      (65,364)       (9,657)          (524)       (95,859)       (26,827)           (95,009)

CONTRACT OWNERS' EQUITY

Beginning of period                           147,061       171,038          2,567        285,497        101,356            307,150
                                    -----------------------------------------------------------------------------------------------

End of period
                                               81,697       161,381          2,043        189,638         74,529            212,141
                                    ===============================================================================================

See accompanying notes to financial statements

(a) For the period (commencement of operations): May 1, 2001 - December 31,
2001.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                            J.p. Morgan Series       Pilgrim Emerging    Pilgrim Natural
                                                 Trust II            Markets Fund, Inc.  Resources Trust
                                            ------------------       ------------------  ---------------
                                            J.P. Morgan Small          Pilgrim Emerging   Pilgrim Natural
                                                 Company             Markets Fund, Inc.  Resources Trust
                                                Subaccount               Subaccount         Subaccount
                                            ------------------       ------------------  ---------------
OPERATIONS

Net investment income (loss)                              (114)                   1,043              (13)

Net realized gain (loss) on
 sale of investments                                      (570)                  (3,380)            (211)

Change in unrealized appreciation
 (depreciation) of investments                             692                      989             (821)
                                            ------------------       ------------------  ---------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                                8                   (1,348)          (1,045)
                                            ------------------       ------------------  ---------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                                      2,799                      602              426
Net transfer (to) from affiliate
 and subaccounts                                         6,662                   (1,249)          (1,134)
Payments for redemptions                                  (419)                    (542)            (461)
                                            ------------------       ------------------  ---------------

     Net increase (decrease) from
      contract owners' equity
      transactions                                       9,042                   (1,189)          (1,169)
                                            ------------------       ------------------  ---------------

Total increase (decrease) in
 contract owners' equity                                 9,050                   (2,537)          (2,214)

CONTRACT OWNERS' EQUITY

Beginning of period                                      1,688                    7,704            5,551
                                            ------------------       ------------------  ---------------

End of period                                           10,738                    5,167            3,337
                                            ==================       ==================  ===============

                                            PIMCO Variable Insurance Trust
                                           ---------------------------------
                                           PIMCO Foreign         PIMCO Low
                                               Bond            Duration Bond
                                            Subaccount           Subaccount
                                           ---------------------------------
OPERATIONS

Net investment income (loss)                          12                  14

Net realized gain (loss) on
 sale of investments                                   2                   3

Change in unrealized appreciation
 (depreciation) of investments                        12                   2
                                           ---------------------------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                         26                  19
                                           ---------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                                    6                   2
Net transfer (to) from affiliate
 and subaccounts                                     (85)                (55)
Payments for redemptions                             (40)                (27)
                                           ---------------------------------

     Net increase (decrease) from
      contract owners' equity
      transactions                                  (119)                (80)
                                           ---------------------------------

Total increase (decrease) in
 contract owners' equity                             (93)                (61)

CONTRACT OWNERS' EQUITY

Beginning of period                                  481                 339
                                           ---------------------------------

End of period                                        388                 278
                                           =================================

                                                           Scudder Variable  Series I
                                     -----------------------------------------------------------------
                                      Scudder 21st                     Scudder Capital  Scudder Global
                                     Century Growth    Scudder  Bond       Growth         Discovery
                                       Subaccount       Subaccount       Subaccount       Subaccount
                                     -----------------------------------------------------------------
OPERATIONS

Net investment income (loss)                 (180)             119            3,153              107

Net realized gain (loss) on
 sale of investments                         (433)             104           (1,068)              61

Change in unrealized appreciation
 (depreciation) of investments               (837)             (23)          (8,582)         (15,681)
                                     -----------------------------------------------------------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations              (1,450)             200           (6,497)         (15,513)
                                     -----------------------------------------------------------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                        17,085            4,004           22,254           32,278
Net transfer (to) from affiliate
 and subaccounts                            6,570            8,667            3,615           10,335
Payments for redemptions                     (298)            (753)          (1,284)          (2,017)
                                     -----------------------------------------------------------------

     Net increase (decrease) from
      contract owners' equity
      transactions                         23,357           11,918           24,585           40,596
                                     -----------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                   21,907           12,118           18,088           25,083

CONTRACT OWNERS' EQUITY

Beginning of period                         4,161            1,340           27,244           49,508
                                     -----------------------------------------------------------------

End of period                              26,068           13,458           45,332           74,591
                                     =================================================================

                                                         Scudder Variable  Series I
                                     ---------------------------------------------------------------
                                     Scudder Growth   Scudder Health      Scudder      Scudder Money
                                       and Income        Sciences      International       Market
                                       Subaccount     Subaccount(b)      Subaccount      Subaccount
                                     ---------------------------------------------------------------
OPERATIONS

Net investment income (loss)                    513              (25)         10,843               3

Net realized gain (loss) on
 sale of investments                         (1,026)              (4)        (26,888)              -

Change in unrealized appreciation
 (depreciation) of investments               (2,976)           1,606          (2,774)              -
                                     ---------------------------------------------------------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                (3,489)           1,577         (18,819)              3
                                     ---------------------------------------------------------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                          18,888           32,945          39,682               9
Net transfer (to) from affiliate
 and subaccounts                              5,061           10,307           5,342             (48)
Payments for redemptions                       (912)            (286)         (2,621)            (22)
                                     ---------------------------------------------------------------

     Net increase (decrease) from
      contract owners' equity
      transactions                           23,037           42,966          42,403             (61)
                                     ---------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                     19,548           44,543          23,584             (58)

CONTRACT OWNERS' EQUITY

Beginning of period                          24,081                -          58,687             123
                                     ---------------------------------------------------------------

End of period                                43,629           44,543          82,271              65
                                     ===============================================================

See accompanying notes to financial statements
(b) For the period (commencement of operations): May 1, 2001 - December 31,
2001.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                 Scudder Variable Series II
                                          -------------------------------------------------------------------------
                                                Scudder                               Scudder        Scudder Global
                                           Aggressive Growth  Scudder Blue Chip   Contrarian Value     Blue Chip
                                              Subaccount         Subaccount          Subaccount        Subaccount
                                          -------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                            (142)              (768)               226              117

Net realized gain (loss) on sale
 of investments                                       (1,231)              (394)            (3,562)             (87)

Change in unrealized appreciation
 (depreciation) of investments                        (5,518)           (11,570)             3,923           (2,222)
                                          -------------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                       (6,891)           (12,732)               587           (2,192)
                                          -------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                   19,927             41,555             34,423           13,651
Net transfer (to) from affiliate and
 subaccounts                                           3,534             11,326             15,252            1,631
Payments for redemptions                              (1,298)            (5,360)            (9,600)            (516)
                                          -------------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                     22,163             47,521             40,075           14,766
                                          -------------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                       15,272             34,789             40,662           12,574

CONTRACT OWNERS' EQUITY

Beginning of period                                   24,812             62,373             88,013           10,292
                                          -------------------------------------------------------------------------

End of period                                         40,084             97,162            128,675           22,866
                                          =========================================================================

                                                               Scudder Variable Series II
                                           -----------------------------------------------------------------
                                            Scudder
                                           Government                                        Scudder Horizon
                                           Securities   Scudder Growth   Scudder High Yield        10+
                                           Subaccount     Subaccount         Subaccount         Subaccount
                                           -----------------------------------------------------------------
OPERATIONS

Net investment income (loss)                    2,428           27,435               18,836            1,121

Net realized gain (loss) on sale
 of investments                                 2,369          (42,881)             (28,541)          (2,021)

Change in unrealized appreciation
 (depreciation) of investments                  1,063          (82,605)              13,300              722
                                           -----------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                 5,860          (98,051)               3,595             (178)
                                           -----------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                            68,231           33,092               29,931              483
Net transfer (to) from affiliate and
 subaccounts                                   27,492          (12,697)               9,089          (13,207)
Payments for redemptions                      (11,615)         (44,679)             (26,200)            (454)
                                           -----------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions              84,108          (24,284)              12,820          (13,178)
                                           -----------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                89,968         (122,335)              16,415          (13,356)

CONTRACT OWNERS' EQUITY

Beginning of period                            70,681          424,289              173,118           13,356
                                           -----------------------------------------------------------------

End of period                                 160,649          301,954              189,533                -
                                           =================================================================

                                                                    Scudder Variable Series II
                                           ----------------------------------------------------------------------------
                                                                                  Scudder      Scudder
                                           Scudder Horizon                     International  Investment  Scudder Money
                                                 20+        Scudder Horizon 5    Research     Grade Bond      Market
                                             Subaccount        Subaccount       Subaccount    Subaccount    Subaccount
                                           ----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                           559                420         13,366         902          5,627

Net realized gain (loss) on sale
 of investments                                     (1,456)              (617)       (26,243)        420              -

Change in unrealized appreciation
 (depreciation) of investments                         623                166        (13,717)       (239)             -
                                           ----------------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                       (274)               (31)       (26,594)      1,083          5,627
                                           ----------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                    367                232          9,594      28,647        467,417
Net transfer (to) from affiliate and
 subaccounts                                        (8,018)            (7,140)        (5,250)     15,137       (113,554)
Payments for redemptions                              (398)              (498)       (11,880)     (4,263)       (96,321)
                                           ----------------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                   (8,049)            (7,406)        (7,536)     39,521        257,542
                                           ----------------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                     (8,323)            (7,437)       (34,130)     40,604        263,169

CONTRACT OWNERS' EQUITY

Beginning of period                                  8,323              7,437        107,298      24,478        144,344
                                           ----------------------------------------------------------------------------

End of period                                            -                  -         73,168      65,082        407,513
                                           ============================================================================

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                     Scudder Variable Series II
                                           ------------------------------------------------------------------------------
                                                                                                                 Scudder
                                            Scudder New   Scudder Small   Scudder Small   Scudder Strategic    Technology
                                               Europe       Cap Growth      Cap Value           Income           Growth
                                             Subaccount     Subaccount     Subaccount         Subaccount       Subaccount
                                           ------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                        (39)         19,821            (687)                (69)       (2,251)

Net realized gain (loss) on sale
 of investments                                  (1,407)        (32,119)            897                 248        (1,442)

Change in unrealized appreciation
 (depreciation) of investments                   (1,282)        (43,474)         10,183                  25       (60,716)
                                           ------------------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                  (2,728)        (55,772)         10,393                 204       (64,409)
                                           ------------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                              10,800          39,205          45,871               6,159        70,793
Net transfer (to) from affiliate and
 subaccounts                                      4,252          (1,696)         29,421               2,441       117,727
Payments for redemptions                           (344)        (14,122)         (4,126)               (519)       (4,359)
                                           ------------------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                14,708          23,387          71,166               8,081       184,161
                                           ------------------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                  11,980         (32,385)         81,559               8,285       119,752

CONTRACT OWNERS' EQUITY

Beginning of period                               3,742         184,920          32,322               3,214        97,837
                                           ------------------------------------------------------------------------------

End of period                                    15,722         152,535         113,881              11,499       217,589
                                           ==============================================================================

                                                                  Scudder Variable Series II
                                            ---------------------------------------------------------------------
                                            Scudder Total       SVS Dreman       SVS Dreman High    SVS Dynamic
                                               Return       Financial Services    Return Equity        Growth
                                             Subaccount         Subaccount           Subaccount     Subaccount(c)
                                            ---------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                       31,911                  (97)             (907)             (29)

Net realized gain (loss) on sale
 of investments                                   (11,356)                 749               228             (158)

Change in unrealized appreciation
 (depreciation) of investments                    (65,762)              (1,843)              928            1,128
                                            ---------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                   (45,207)              (1,191)              249              941
                                            ---------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                55,750               29,969           167,852           15,136
Net transfer (to) from affiliate and
 subaccounts                                       24,024                6,846            54,385            3,698
Payments for redemptions                          (71,022)              (1,177)           (5,557)            (109)
                                            ---------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                   8,752               35,638           216,680           18,725
                                            ---------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                   (36,455)              34,447           216,929           19,666

CONTRACT OWNERS' EQUITY

Beginning of period                               603,435               17,183            63,520                -
                                            ---------------------------------------------------------------------

End of period                                     566,980               51,630           280,449           19,666
                                            =====================================================================

                                                                 Scudder Variable Series II
                                            ------------------------------------------------------------------
                                            SVS Focus Value      SVS Focused    SVS Growth and     SVS Growth
                                               + Growth       Large Cap Growth      Income       Opportunities
                                              Subaccount         Subaccount       Subaccount       Subaccount
                                            ------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                          2,443               (160)           (565)           (981)

Net realized gain (loss) on sale
 of investments                                      (1,975)              (458)           (344)           (932)

Change in unrealized appreciation
 (depreciation) of investments                       (7,822)            (1,113)         (5,511)        (16,177)
                                            ------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                      (7,354)            (1,731)         (6,420)        (18,090)
                                            ------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                  16,182             25,144          63,069          52,213
Net transfer (to) from affiliate and
 subaccounts                                          3,645              7,756          16,830          14,805
Payments for redemptions                             (4,088)              (470)         (1,914)         (1,711)
                                            ------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                    15,739             32,430          77,985          65,307
                                            ------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                       8,385             30,699          71,565          47,217

CONTRACT OWNERS' EQUITY

Beginning of period                                  43,425              7,199          34,203          46,795
                                            ------------------------------------------------------------------

End of period                                        51,810             37,898         105,768          94,012
                                            ==================================================================

See accompanying notes to financial statements
(c) For the period (commencement of operations): May 1, 2001 - December 31,
2001.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                        Scudder Variable Series II
                                              ------------------------------------------------------------------
                                                               SVS Mid Cap     SVS Strategic       SVS Venture
                                              SVS Index 500       Growth           Equity             Value
                                                Subaccount     Subaccount(d)    Subaccount(d)      Subaccount(d)
                                              ------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                           (482)              38               (3)              (108)

Net realized gain (loss) on sale
 of investments                                      (3,794)             (38)            (225)              (308)

Change in unrealized appreciation
(depreciation) of investments                        (3,696)           1,469              601              2,396
                                              ------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                      (7,972)           1,469              373              1,980
                                            --------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                  90,220           28,315           26,789             61,824
Net transfer (to) from affiliate and
 subaccounts                                         22,650           11,033            8,370             24,054
Payments for redemptions                             (2,430)            (152)             (90)              (400)
                                              ------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                   110,440           39,196           35,069             85,478
                                              ------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                     102,468           40,665           35,442             87,458

CONTRACT OWNERS' EQUITY

Beginning of period                                  42,884                -                -                  -
                                              ------------------------------------------------------------------

End of period                                       145,352           40,665           35,442             87,458
                                              ==================================================================

See accompanying notes to financial statements
(d) For the period (commencement of operations): May 1, 2001 to December 31,
2001.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

KILICO Variable Annuity Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly owned subsidiary of Zurich Group Holding ("ZGH") and an indirect wholly-owned subsidiary of Zurich Financial Services ("ZFS"), both of which are Swiss holding companies.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from KILICO's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business KILICO may conduct.

The Separate Account is used to fund contracts or certificates (collectively referred to as "Contracts") for Kemper Advantage III periodic and flexible payment variable annuity contracts ("Kemper Advantage III"), Scudder Passport individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Passport"), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Destinations"), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts ("Farmers Variable Annuity I"), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred"), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred Plus"), Scudder ZS4 individual and group variable and market value adjusted deferred annuity contracts ("Scudder ZS4") and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts ("Zurich Archway"). The Separate Account is divided into a total of sixty-four subaccounts with various subaccount options available to contract owners depending upon their respective Contracts.

The Kemper Advantage III contracts have thirty-four subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the ING VP Emerging Markets Fund, Inc., the ING VP Natural Resources Trust, the Scudder Variable Series I, and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Scudder Passport contracts have thirteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Scudder Variable Series II, an open-end diversified management investment company.

The Scudder Destinations contracts have forty-two subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the INVESCO Variable Investment Funds, Inc., the Janus Aspen Series, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Farmers Variable Annuity I contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Zurich Preferred contracts have twenty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Zurich Preferred Plus contracts have twenty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Scudder ZS4 contracts have forty subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the INVESCO Variable Investment Funds, Inc., the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Zurich Archway contracts have twenty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Scudder New Europe fund was closed by the investment manager of the Scudder Variable Series II effective November 1, 2002. All monies not reallocated by contract owners by this date were transferred to Scudder International Select Equity subaccount.

Deutsche Asset Management, formerly Zurich Scudder Investments, Inc. ("ZSI"), formally an affiliated company, is the investment manager of the Scudder Variable Series I and the Scudder Variable Series II series of funds. On April 8, 2002, ZFS announced the completion of the sale of ZSI to Deutsche Bank ("DB"). DB acquired 100% of ZSI, with the exception of ZSI's UK operations, Threadneedle Investments.

See respective contract Prospectus of each product for further description and benefits.

(2) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The investments are stated at current market value, which is based on the closing net asset value at December 31, 2002.

SECURITY TRANSACTIONS

Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividend income, which includes capital gain distributions, is recorded as income on the ex-dividend date. Realized gains and losses from sales of investment shares are generally reported on a first in, first out (FIFO) cost basis.

ACCUMULATION UNIT VALUATION

On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

FEDERAL INCOME TAXES

The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account affect liabilities under the contract and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

NET TRANSFERS (TO) FROM AFFILIATE OR SUBACCOUNTS

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners' interest to or from another eligible subaccount or to the general account of KILICO.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of revenues, expenses, assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. Actual results could differ from these estimates.

ANNUITY PAYOUTS

Net assets allocated to contracts in the annuity payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 2.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 2.5 percent to 7.75 percent, as regulated by the laws of respective states. The mortality risk is fully born by Kemper Investors Life Insurance Company and may result in additional amounts being transferred into the variable annuity account by Kemper Investors Life Insurance Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

(3) PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002, are as follows (in thousands):

                                                                            PURCHASES        SALES
                                                                           ---------------------------
THE ALGER AMERICAN FUND:
Alger American Balanced Subaccount .....................................   $     7,843    $     6,120
Alger American Growth Subaccount .......................................        17,176         11,254
Alger American Leveraged AllCap Subaccount .............................        20,969         10,751
Alger American MidCap Growth Subaccount ................................         3,164          2,647
Alger American Small Capitalization Subaccount .........................        18,123         17,543

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
American Century VP Income & Growth Subaccount .........................         5,584          4,552
American Century VP Value Subaccount ...................................        19,255         17,548

CREDIT SUISSE TRUST:
Credit Suisse Trust Emerging Markets Subaccount ........................        11,009          7,883
Credit Suisse Trust Global Post-Venture Capital Subaccount .............         5,829          2,234

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:
Dreyfus Socially Responsible Growth Subaccount .........................         6,972          3,953

DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus I.P. Mid Cap Stock Subaccount ..................................         9,873          8,415

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
Fidelity VIP Equity Income Subaccount ..................................        31,377         25,962
Fidelity VIP Growth Subaccount .........................................        61,253         39,860

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
Fidelity VIP II Asset Manager Subaccount ...............................         6,156          5,141
Fidelity VIP II Contrafund Subaccount ..................................        41,978         35,432
Fidelity VIP II Index 500 Subaccount ...................................       113,837         93,016

                                       36

                                                                            PURCHASES        SALES
                                                                           --------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Templeton Developing Markets Securities Subaccount .....................   $         2    $         1

ING VP EMERGING MARKETS FUND, INC.:
ING VP Emerging Markets Subaccount .....................................         6,197          4,915

ING VP NATURAL RESOURCES TRUST:
ING VP Natural Resources Trust Subaccount ..............................         3,363          3,127

INVESCO VARIABLE INVESTMENT FUNDS, INC.:
INVESCO VIF-Utilities Subaccount .......................................         3,657          3,053

JANUS ASPEN SERIES:
Janus Aspen Aggressive Growth Subaccount ...............................        86,979         41,782
Janus Aspen Balanced Subaccount ........................................       102,415         92,138
Janus Aspen Capital Appreciation Subaccount ............................           877            496
Janus Aspen Growth Subaccount ..........................................       150,540         91,884
Janus Aspen Growth and Income Subaccount ...............................        21,768         18,477
Janus Aspen Worldwide Growth Subaccount ................................       222,616        181,679

J.P. MORGAN SERIES TRUST II:
J.P. Morgan Small Company Subaccount ...................................        14,891         13,128

PIMCO VARIABLE INSURANCE TRUST:
PIMCO Foreign Bond Subaccount ..........................................           200            210
PIMCO Low Duration Subaccount ..........................................            78             81

SCUDDER VARIABLE SERIES I:
Scudder 21st Century Growth Subaccount .................................         6,446          3,441
Scudder Bond Subaccount ................................................        10,624         10,482
Scudder Capital Growth Subaccount ......................................        10,180          5,314
Scudder Global Discovery Subaccount ....................................        11,471          6,765
Scudder Growth and Income Subaccount ...................................        18,418         13,916
Scudder Health Sciences Subaccount .....................................         8,204          6,714
Scudder International Subaccount .......................................     1,007,646        995,664
Scudder Money Market Subaccount ........................................            71             71

SCUDDER VARIABLE SERIES II:
Scudder Aggressive Growth Subaccount ...................................        21,273         12,335
Scudder Blue Chip Subaccount ...........................................        18,804         13,909
Scudder Contrarian Value Subaccount ....................................        48,349         43,035
Scudder Global Blue Chip Subaccount ....................................         8,144          6,250
Scudder Government Securities Subaccount ...............................        63,702         66,252
Scudder Growth Subaccount ..............................................       222,481        136,500
Scudder High Income Subaccount .........................................       150,004        122,349
Scudder International Select Equity Subaccount .........................        65,337         43,201
Scudder Investment Grade Bond Subaccount ...............................        16,885         17,355
Scudder Money Market Subaccount ........................................     1,461,545      1,461,545
Scudder New Europe Subaccount ..........................................        26,488         20,363
Scudder Small Cap Growth Subaccount ....................................       142,790         88,361
Scudder Strategic Income Subaccount ....................................        10,266         10,647
Scudder Technology Growth Subaccount ...................................        45,302         17,056
Scudder Total Return Subaccount ........................................       360,083        292,706

                                       37

                                                                            PURCHASES        SALES
                                                                           -----------    -----------
SCUDDER VARIABLE SERIES II (CONTINUED):
SVS Davis Venture Value Subaccount .....................................   $    15,517    $    13,179
SVS Dreman Financial Services Subaccount ...............................         8,327          8,906
SVS Dreman High Return Equity Subaccount ...............................        23,318         21,571
SVS Dreman Small Cap Value Subaccount ..................................        40,981         44,031
SVS Eagle Focused Large Cap Growth Subaccount ..........................         8,461          5,059
SVS Focus Value + Growth Subaccount ....................................        21,348         14,150
SVS Index 500 Subaccount ...............................................        42,312         30,985
SVS INVESCO Dynamic Growth Subaccount ..................................         7,280          6,096
SVS Janus Growth and Income Subaccount .................................        15,832         10,575
SVS Janus Growth Opportunities Subaccount ..............................        13,114          6,233
SVS Oak Strategic Equity Subaccount ....................................        13,714         10,272
SVS Turner Mid-Cap Growth Subaccount ...................................         9,190          6,955

(4) EXPENSES AND RELATED PARTY TRANSACTIONS

KILICO assumes mortality risks associated with the annuity contracts as benefits paid to the contract owner or beneficiary may exceed contract value. KILICO also incurs all expenses involving administration and maintenance of the contracts, which may exceed charges assessed. In return, KILICO assesses that portion of each subaccount representing assets under the following contracts with a daily asset charge for mortality and expense risk and administrative costs:

Kemper Advantage III flexible payment contracts an aggregate of one percent (1.00%) per annum.

Kemper Advantage III periodic payment contracts an aggregate of one and three-tenths percent (1.30%) per annum.

Scudder Passport contracts an aggregate of one and one-quarter percent (1.25%) per annum.

Scudder Destinations contracts an aggregate of one and four-tenths percent (1.40%) per annum.

Farmers Variable Annuity I contracts an aggregate of one and four-tenths percent (1.40%) per annum.

Zurich Preferred contracts an aggregate of one and one-quarter percent (1.25%) per annum.

Zurich Preferred Plus contracts an aggregate of one and one-half percent (1.50%) per annum.

Scudder ZS4 contracts an aggregate of one and seven-tenths percent (1.70%) per annum.

Zurich Archway contracts an aggregate of one and seven-tenths percent (1.70%) per annum.

The Scudder Passport and Scudder Destinations contracts offer the dollar cost averaging (DCA) program through the Money Market Subaccount and have no daily asset charge deduction.

KILICO also assesses each Kemper Advantage III contract participating in one or more of the subaccounts at any time during the year a records maintenance charge. For contracts purchased prior to June 1, 1993, the charge is $25 and is assessed on December 31st of each calendar year. For contracts purchased June 1, 1993 and subsequent, the charge is a maximum of $36 per year and is assessed ratably every quarter of each calendar year, except in those states which have yet to approve these contract charges. The charge is assessed whether or not any purchase payments have been made during the year. KILICO also assesses against each Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Scudder ZS4 and Zurich Archway contract participating in one or more of the subaccounts a records maintenance charge of $30, generally taken at the end of each contract year. KILICO assesses each Zurich Preferred and Zurich Preferred Plus contract participating in one or more of the subaccounts a records maintenance charge of $7.50 quarterly for contracts with contract value under $25,000 and $3.75 quarterly for contracts with contract value between $25,000 and $50,000. The records maintenance charge for Kemper Advantage III, Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Zurich Preferred, Zurich Preferred Plus, Scudder ZS4 and Zurich Archway contracts are waived for all individual contracts whose investment value exceeds $50,000 on the date of assessment.

For contracts issued prior to May 1, 1994, KILICO has undertaken to reimburse each of the Kemper Advantage III contract owners participating in the Scudder Money Market, Scudder Total Return, Scudder High Yield and Scudder Growth Subaccounts, whose direct and indirect operating expenses exceed eighty hundredths of one percent (.80%) of average daily net assets. During the year ended December 31, 2002, no such payment was required.

KILICO assesses an annual charge for the Guaranteed Retirement Income Benefit ("GRIB") option, related to the Scudder Destinations and Farmers Variable Annuity I contracts. GRIB guarantees the minimum benefit value that will be applied to purchase an annuity option. The annual charge of .25% of contract value, if taken, will be deducted pro rata from each invested subaccount quarterly.

Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge due to KILICO.

Investors Brokerage Services, Inc. and PMG Securities, Inc., wholly-owned subsidiaries of KILICO, are the principal underwriters for the Separate Account.

(5) CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2002 were as follows (in thousands):

                                                                                                  NET INCREASE
                                                                UNITS ISSUED    UNITS REDEEMED     (DECREASE)
                                                               --------------   --------------   --------------
THE ALGER AMERICAN FUND:
Alger American Balanced Subaccount                                      8,101            6,141            1,960
Alger American Growth Subaccount                                          252              230               22
Alger American Leveraged AllCap Subaccount                              5,885            5,717              168
Alger American MidCap Growth Subaccount                                   355              145              210
Alger American Small Capitalization Subaccount                          1,207            1,152               55

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
American Century VP Income & Growth Subaccount                          3,313            1,248            2,065
American Century VP Value Subaccount                                    3,896            3,325              571

CREDIT SUISSE TRUST:
Credit Suisse Trust Emerging Markets Subaccount                         3,173            2,529              644
Credit Suisse Trust Global Post-Venture Capital Subaccount              1,494            1,090              404

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC:
Dreyfus Socially Responsible Growth Subaccount                          1,052              941              111

DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus I.P. Mid Cap Stock Subaccount                                   9,897            7,000            2,897

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
Fidelity VIP Equity Income Subaccount                                     930              744              186
Fidelity VIP Growth Subaccount                                            630              673              (43)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
Fidelity VIP II Asset Manager Subaccount                                  102              133              (31)
Fidelity VIP II Contrafund Subaccount                                     885              959              (74)
Fidelity VIP II Index 500 Subaccount                                      345              492             (147)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Templeton Developing Markets Securities Subaccount                          1                1                0

ING VP EMERGING MARKETS FUND, INC.:
ING VP Emerging Markets Subaccount                                        611              517               94

ING VP NATURAL RESOURCES TRUST:
ING VP Natural Resources Trust Subaccount                                 119              134              (15)

INVESCO VARIABLE INVESTMENT FUNDS, INC.:
INVESCO VIF-Utilities Subaccount                                        3,431            2,797              634

                                       39

                                                                                                  NET INCREASE
                                                                UNITS ISSUED    UNITS REDEEMED     (DECREASE)
                                                               --------------   --------------   --------------
JANUS ASPEN SERIES:
Janus Aspen Aggressive Growth Subaccount                                1,452            1,536              (84)
Janus Aspen Balanced Subaccount                                         1,558            1,828             (270)
Janus Aspen Capital Appreciation Subaccount                               389              438              (49)
Janus Aspen Growth Subaccount                                           3,899            6,593           (2,694)
Janus Aspen Growth and Income Subaccount                                1,719            2,983           (1,264)
Janus Aspen Worldwide Growth Subaccount                                 2,958            3,921             (963)

J.P. MORGAN SERIES TRUST II:
J.P. Morgan Small Company Subaccount                                    1,358            1,361               (3)

PIMCO VARIABLE INSURANCE TRUST:
PIMCO Foreign Bond Subaccount                                              85              102              (17)
PIMCO Low Duration Subaccount                                              43               48               (5)

SCUDDER VARIABLE SERIES I:
Scudder  21st Century Growth Subaccount                                 6,334            4,741            1,593
Scudder Bond Subaccount                                                 2,094            1,714              380
Scudder Capital Growth Subaccount                                       3,382            2,693              689
Scudder Global Discovery Subaccount                                     4,749            4,168              581
Scudder Growth and Income Subaccount                                    4,972            4,320              652
Scudder Health Sciences Subaccount                                      6,424            4,414            2,010
Scudder International Subaccount                                      140,500          138,139            2,361
Scudder Money Market Subaccount                                             4                7               (3)

SCUDDER VARIABLE SERIES II:
Scudder Aggressive Growth Subaccount                                    3,397            3,326               71
Scudder Blue Chip Subaccount                                            8,421            9,032             (611)
Scudder Contrarian Value Subaccount                                    13,582           17,038           (3,456)
Scudder Global Blue Chip Subaccount                                     2,641            2,176              465
Scudder Government Securities Subaccount                               38,240           29,363            8,877
Scudder Growth Subaccount                                               8,300           19,296          (10,996)
Scudder High Income Subaccount                                         27,915           32,435           (4,520)
Scudder International Select Equity Subaccount                         15,466           18,269           (2,803)
Scudder Investment Grade Bond Subaccount                               14,398           12,146            2,252
Scudder Money Market Subaccount                                     1,059,200        1,133,637          (74,437)
Scudder New Europe Subaccount                                           3,192            5,583           (2,391)
Scudder Small Cap Growth Subaccount                                    49,142           53,749           (4,607)
Scudder Strategic Income Subaccount                                     3,920            3,094              826
Scudder Technology Growth Subaccount                                   15,587           13,042            2,545
Scudder Total Return Subaccount                                        10,317           26,363          (16,046)
SVS Davis Venture Value Subaccount                                     16,239           11,039            5,200
SVS Dreman Financial Services Subaccount                                4,811            3,805            1,006
SVS Dreman High Return Equity Subaccount                               30,845           21,435            9,410
SVS Dreman Small Cap Value Subaccount                                  39,866           29,945            9,921
SVS Eagle Focused Large Cap Growth Subaccount                           5,982            3,933            2,049
SVS Focus Value + Growth Subaccount                                     5,198            7,614           (2,416)
SVS Index 500 Subaccount                                               26,664           21,122            5,542
SVS INVESCO Dynamic Growth Subaccount                                   3,274            2,456              818
SVS Janus Growth and Income Subaccount                                 15,764           12,010            3,754
SVS Janus Growth Opportunities Subaccount                              12,792           10,114            2,678
SVS Oak Strategic Equity Subaccount                                     8,384            6,072            2,312
SVS Turner Mid-Cap Growth Subaccount                                    8,766            5,468            3,298

                                       40

(6) UNIT VALUES AND FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts, net investment income ratios and the expense ratios, excluding expenses of the underlying funds, for each of the two years in the period ended December 31, 2002, follows.

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)   LOWEST  HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
THE ALGER AMERICAN FUND:
Alger American Balanced Subaccount:
2002                                              10,165 $  8.857 $  9.684 $  90,036       1.78%    1.40%    2.05%   -5.43%   -0.08%
2001                                               8,205   10.240   10.240    84,021       1.99%    1.40%    1.40%   -3.29%   -3.29%
Alger American Growth Subaccount:
2002                                                 445    8.649   34.560    15,059       0.04%    1.00%    3.00%  -33.66%   -7.97%
2001                                                 423   40.912   52.093    21,732      14.04%    1.00%    3.00%  -12.95%   13.13%
Alger American Leveraged AllCap Subaccount:
2002                                               9,225    5.281    8.763    48,717       0.01%    1.40%    2.05%  -34.82%   -4.68%
2001                                               9,057    8.103    8.103    73,387       3.24%    1.40%    1.40%  -17.09%  -17.09%
Alger American MidCap Growth Subaccount
2002                                                 383    9.079   19.771     7,526        N/A     1.00%    3.00%  -30.24%   -1.39%
2001                                                 173   28.092   28.342     4,678      33.96%    1.00%    3.00%   -8.01%   -4.13%
Alger American Small Capitalization Subaccount
2002                                                 174    9.454   23.018     3,316        N/A     1.00%    3.00%  -26.96%    2.53%
2001                                                 119   16.250   31.513     3,635       0.05%    1.00%    3.00%  -30.78%  -13.54%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
American Century VP Income & Growth Subaccount
2002                                               2,918    4.947    9.514    14,727       0.53%    1.00%    3.00%  -20.99%    1.88%
2001                                                 853    6.323    6.395     5,410       0.83%    1.00%    3.00%   -9.82%   -8.37%
American Century VP Value Subaccount
2002                                               3,642    6.224    9.636    23,981       6.91%    1.00%    3.00%  -14.55%    1.63%
2001                                               3,071    7.350    7.723    23,380       0.53%    1.00%    3.00%    7.38%   11.70%

CREDIT SUISSE TRUST:
Credit Suisse Trust Emerging Markets Subaccount
2002                                               2,581    7.203    8.660    19,348       0.23%    1.00%    3.00%  -13.34%   -4.47%
2001                                               1,937    8.326    8.611    16,663        N/A     1.00%    3.00%  -11.37%  -10.51%
Credit Suisse Trust Global Post-Venture Capital
 Subaccount
2002                                               1,990    5.725    8.299    11,395        N/A     1.40%    2.05%  -35.07%   -8.69%
2001                                               1,586    8.818    8.818    13,982        N/A     1.40%    1.40%  -29.62%  -29.62%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,
 INC.:
Dreyfus Socially Responsible Growth Subaccount
2002                                               1,731    5.299   19.078    11,679       0.23%    1.00%    3.00%  -29.93%  -29.65%
2001                                               1,620    7.563   27.119    15,699       0.07%    1.00%    3.00%  -23.91%  -16.84%

DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus I.P. Mid Cap Stock Subaccount
2002                                              10,438    9.522    9.664   100,874       0.33%    1.40%    2.05%  -13.70%    1.58%
2001                                               7,541   11.199   11.199    84,453       0.27%    1.40%    1.40%   -4.60%   -4.60%

                                       41

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)  LOWEST   HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
Fidelity VIP Equity Income Subaccount
2002                                               1,845 $  9.334 $ 25.609 $  44,934       4.04%    1.00%    3.00%  -17.77%    0.96%
2001                                               1,659   22.475   31.143    50,216       5.91%    1.00%    3.00%   -6.46%   -5.90%
Fidelity VIP Growth Subaccount
2002                                               1,600    9.210   35.347    53,797       0.25%    1.00%    3.00%  -30.80%    0.59%
2001                                               1,643   33.204   51.078    81,527       6.97%    1.00%    3.00%  -19.03%  -13.14%

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
Fidelity VIP II Asset Manager Subaccount
2002                                                 292   19.957   20.546     5,884       4.03%    1.00%    2.80%  -10.56%   -9.63%
2001                                                 323   22.326   22.736     7,226       5.70%    1.00%    2.80%   -5.40%   -5.05%
Fidelity VIP II Contrafund Subaccount
2002                                               2,401    9.558   23.079    54,054       0.85%    1.00%    3.00%  -10.25%    0.22%
2001                                               2,475   19.897   25.714    62,588       3.63%    1.00%    3.00%  -13.68%   -5.32%
Fidelity VIP II Index 500 Subaccount
2002                                                 940    9.460  106.090    97,664       1.24%    1.00%    3.00%  -23.02%    1.56%
2001                                               1,087  127.922   137.84   146,877       1.10%    1.00%    3.00%  -13.75%   -9.67%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST:
Templeton Developing Markets Securities
 Subaccount
2002                                                   3    8.725    8.725        29        N/A     1.40%    1.40%   -1.53%   -1.53%
2001                                                   3    8.860    8.860        30        N/A     1.40%    1.40%  -12.68%  -12.68%

ING VP EMERGING MARKETS FUND, INC.:
ING VP Emerging Markets Fund Subaccount
2002                                                 807    4.635    6.628     5,236        N/A     1.00%    2.80%  -11.15%  -10.23%
2001                                                 713    7.247    7.384     5,432      21.69%    1.00%    2.80%  -11.67%  -11.31%

ING VP NATURAL RESOURCES TRUST:
ING VP  Natural Resources Trust Subaccount
2002                                                 242   12.422   12.826     3,033       0.19%    1.00%    2.80%   -4.06%   -3.07%
2001                                                 257   12.958   13.232     3,252        N/A     1.00%    2.80%  -17.13%  -16.77%

INVESCO VARIABLE INVESTMENT FUNDS, INC.:
INVESCO VIF-Utilities Subaccount
2002                                               1,638    5.340    9.919     8,747       0.59%    1.40%    2.05%  -21.42%    4.21%
2001                                               1,004    6.796    6.796     6,825       0.92%    1.40%    1.40%  -32.30%  -32.30%

JANUS ASPEN SERIES:
Janus Aspen Aggressive Growth Subaccount
2002                                               3,312    9.491   17.494    56,666        N/A     1.00%    3.00%  -28.65%    1.24%
2001                                               3,396   21.725   24.518    81,659        N/A     1.00%    3.00%  -40.63%  -23.00%
Janus Aspen Balanced Subaccount
2002                                               5,660    9.836   25.699   141,809       2.44%    1.00%    3.00%   -7.37%    0.33%
2001                                               5,930   22.896   27.744   161,184       2.59%    1.00%    3.00%   -6.17%   -4.07%

                                       42

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)  LOWEST   HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
JANUS ASPEN SERIES (CONTINUED):
Janus Aspen Capital Appreciation Subaccount
2002                                                 193 $  7.035 $  7.035 $   1,356       0.59%    1.40%    1.40%  -16.84%  -16.84%
2001                                                 242    8.459    8.459     2,043       1.17%    1.40%    1.40%  -23.67%  -23.67%
Janus Aspen Growth Subaccount
2002                                               9,555    7.687   17.102   110,021        N/A     1.00%    3.00%  -27.24%  -16.12%
2001                                              12,249   10.607   23.504   189,564       0.25%    1.00%    3.00%  -26.05%  -21.32%
Janus Aspen Growth and Income Subaccount
2002                                               3,720   11.570   11.570    43,040       0.77%    1.40%    1.40%  -22.62%  -22.62%
2001                                               4,984   14.953   14.953    74,529       1.32%    1.40%    1.40%  -14.57%  -14.57%
Janus Aspen Worldwide Growth Subaccount
2002                                               5,892    8.991   23.259   134,031       0.86%    1.00%    3.00%  -26.24%   -3.80%
2001                                               6,855   28.344   31.533   212,598       0.45%    1.00%    3.00%  -23.77%  -16.33%

J.P. MORGAN SERIES TRUST II:
J.P. Morgan Small Company Subaccount
2002                                                 800    9.176   10.538     8,265       0.24%    1.00%    3.00%  -22.43%    0.82%
2001                                                 803   12.972   13.584    10,764       0.03%    1.00%    3.00%   -9.54%   -3.47%

PIMCO VARIABLE INSURANCE TRUST:
PIMCO Foreign Bond Subaccount
2002                                                  18   11.841   11.841       210       4.34%    1.40%    1.40%    6.68%    6.68%
2001                                                  35   11.099   11.099       389       4.37%    1.40%    1.40%    6.77%    6.77%
PIMCO Low Duration Subaccount
2002                                                  19   11.998   11.998       231       3.94%    1.40%    1.40%    5.57%    5.57%
2001                                                  24   11.366   11.366       278       6.16%    1.40%    1.40%    6.73%    6.73%

SCUDDER VARIABLE SERIES I:
Scudder 21st Century Growth Subaccount
2002                                               5,790    3.598    9.232    20,833        N/A     1.40%    2.05%  -42.07%   -1.78%
2001                                               4,197    6.211    6.211    26,068        N/A     1.40%    1.40%  -24.15%  -24.15%
Scudder Bond Subaccount
2002                                               2,214    7.424   11.785    17,198       6.35%    1.00%    3.00%    5.54%    6.17%
2001                                               1,834    7.034   11.100    13,450       3.25%    1.00%    3.00%    2.42%    5.47%
Scudder Capital Growth Subaccount
2002                                               5,041    7.124   14.451    36,569       0.35%    1.00%    3.00%  -29.89%  -24.13%
2001                                               4,352   10.201   20.611    45,339       9.97%    1.00%    3.00%  -20.72%  -14.48%
Scudder Global Discovery Subaccount
2002                                               7,117    9.017    9.402    64,171        N/A     1.40%    2.05%  -17.62%   -6.11%
2001                                               6,536   11.412   11.412    74,591       1.60%    1.40%    1.40%  -25.64%  -25.64%
Scudder Growth and Income Subaccount
2002                                               5,766    6.464    9.274    37,291       1.06%    1.40%    2.05%  -24.19%   -0.70%
2001                                               5,114    8.527    8.693    43,629       2.74%    1.40%    1.40%  -13.30%  -12.52%
Scudder Health Sciences Subaccount
2002                                               6,232    8.002   10.906    49,863        N/A     1.40%    2.05%  -24.16%    1.28%
2001                                               4,222   10.551   10.551    44,542        N/A     1.40%    1.40%    5.51%    5.51%

                                       43

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)  LOWEST   HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
SCUDDER VARIABLE SERIES I (CONTINUED):
Scudder International Subaccount
2002                                              12,444 $  6.354 $  8.882 $  83,409       0.88%    1.00%    3.00%  -19.49%  -17.17%
2001                                              10,083    7.892   10.723    82,158      16.43%    1.00%    3.00%  -32.11%  -23.44%
Scudder Money Market Subaccount
2002                                                   3   10.308   10.783        30        N/A     1.40%    1.40%    0.09%    1.49%
2001                                                   6   10.773   10.773        65       4.26%    1.40%    1.40%    2.41%    2.41%

SCUDDER VARIABLE SERIES II:
Scudder Aggressive Growth Subaccount
2002                                               4,070    6.853    9.837    27,890       0.45%    1.40%    2.05%  -27.08%   -1.85%
2001                                               3,999   10.022   10.022    40,084       0.85%    1.40%    1.40%  -22.84%  -22.84%
Scudder Blue Chip Subaccount
2002                                              16,215    0.896    9.379    78,102       0.40%    1.25%    2.05%  -23.08%   -3.11%
2001                                              16,826    1.164    9.680    97,162       0.36%    1.25%    1.40%  -16.97%  -16.86%
Scudder Contrarian Value Subaccount
2002                                              35,977    1.484    9.162   113,597       1.57%    1.00%    2.80%  -16.69%  -16.05%
2001                                              39,433    1.799   10.913   128,715       1.50%    1.00%    2.80%    0.46%    0.85%
Scudder Global Blue Chip Subaccount
2002                                               2,745    8.331    9.319    22,865       0.65%    1.40%    2.05%  -10.43%   -7.08%
2001                                               2,280   10.029   10.029    22,866       2.07%    1.40%    1.40%    1.40%    1.40%
Scudder Government Securities Subaccount
2002                                              50,525    1.275   12.676   237,363       3.09%    1.00%    3.00%    5.67%    6.56%
2001                                              41,648    1.218   11.896   160,645       3.48%    1.00%    3.00%    3.52%    6.64%
Scudder Growth Subaccount
2002                                              54,587    1.360    9.431   178,843        N/A     1.00%    3.00%  -30.28%    0.73%
2001                                              65,583    1.951    8.272   302,393       8.78%    1.00%    3.00%  -23.67%  -14.32%
Scudder High Income Subaccount
2002                                              40,754    0.778   10.239   179,672       9.68%    1.00%    3.00%   -2.50%    5.29%
2001                                              45,274    0.805    9.271   189,316      11.65%    1.00%    3.00%   -2.72%    1.61%
Scudder International Select Equity Subaccount
2002                                              36,850    1.299    9.202    75,047       0.42%    1.00%    2.80%  -15.22%   -1.69%
2001                                              39,653    1.547    7.918    72,774      16.11%    1.00%    2.80%  -25.53%  -25.18%
Scudder Investment Grade Bond Subaccount
2002                                              17,704    1.188   12.110    99,482       3.12%    1.00%    3.00%    5.63%    6.52%
2001                                              15,452    1.135   11.369    64,981       3.41%    1.00%    3.00%    2.24%    4.66%
Scudder Money Market Subaccount
2002                                              54,362    0.990   12.056   306,311       1.39%    1.00%    3.00%   -0.86%    1.36%
2001                                             128,799    1.008   11.894   407,432       3.31%    1.00%    3.00%    0.94%    3.85%
Scudder New Europe Subaccount
2002                                                   -      N/A      N/A         -       2.29%    1.40%    1.40%     N/A      N/A
2001                                               2,391    6.576    6.576    15,722       1.33%    1.40%    1.40%  -30.83%  -30.83%
Scudder Small Cap Growth Subaccount
2002                                              45,002    0.817    9.660   100,125        N/A     1.00%    3.00%  -34.93%    1.94%
2001                                              49,609    1.267    9.348   152,170      12.86%    1.00%    3.00%  -32.12%  -16.19%

                                       44

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)  LOWEST   HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
SCUDDER VARIABLE SERIES II (CONTINUED):
Scudder Strategic Income Subaccount
2002                                               2,400 $  1.204 $ 11.507 $  24,573       2.28%    1.25%    1.40%    9.77%    9.93%
2001                                               1,574    1.095   10.483    11,501       0.61%    1.25%    1.40%    3.78%    3.92%
Scudder Technology Growth Subaccount
2002                                              28,007    0.575    9.317   145,624       0.11%    1.00%    3.00%  -36.79%    2.62%
2001                                              25,462    0.920    9.079   217,576       0.18%    1.00%    3.00%  -33.63%   -7.58%
Scudder Total Return Subaccount
2002                                              83,840    1.624    9.636   416,026       2.89%    1.00%    3.00%  -16.22%   -9.23%
2001                                              99,886    1.939   10.615   566,841       6.75%    1.00%    3.00%   -7.39%   -5.62%
SVS Davis Venture Value Subaccount
2002                                              14,493    7.816    9.666   113,303       0.15%    1.40%    2.05%  -16.95%    1.47%
2001                                               9,293    9.412    9.412    87,458        N/A     1.40%    1.40%   -5.88%   -5.88%
SVS Dreman Financial Services Subaccount
2002                                               5,697    9.562    9.930    56,572       0.88%    1.40%    2.05%   -9.78%   -0.02%
2001                                               4,691   11.006   11.006    51,630       0.97%    1.40%    1.40%   -6.17%   -6.17%
SVS Dreman High Return Equity Subaccount
2002                                              33,048    9.436    9.591   316,953       1.39%    1.40%    2.05%  -19.17%   -1.19%
2001                                              23,638   11.674   11.865   280,450       0.60%    1.40%    1.40%   -0.34%    0.29%
SVS Dreman Small Cap Value Subaccount
2002                                              43,904    1.116    8.945   149,053       0.41%    1.00%    2.80%  -13.13%  -12.10%
2001                                              33,983    1.285   10.177   113,833        N/A     1.00%    2.80%   16.04%   16.49%
SVS Eagle Focused Large Cap Growth Subaccount
2002                                               6,095    6.652    9.142    40,566        N/A     1.40%    2.05%  -28.35%   -2.40%
2001                                               4,046    9.367    9.367    37,898        N/A     1.40%    1.40%  -18.10%  -18.10%
SVS Focus Value + Growth Subaccount
2002                                              16,459    1.106    9.366    39,194       0.56%    1.00%    2.80%  -27.38%   -4.81%
2001                                              18,875    1.538    9.839    51,767       6.41%    1.00%    2.80%  -15.56%  -15.21%
SVS Index 500 Subaccount
2002                                              23,118    6.334    9.461   146,428       0.55%    1.40%    2.05%  -23.41%    1.62%
2001                                              17,576    8.270    8.270   145,352       0.29%    1.40%    1.40%  -13.27%  -13.27%
SVS INVESCO Dynamic Growth Subaccount
2002                                               3,074    5.940    9.589    18,257        N/A     1.40%    2.05%  -31.87%    4.47%
2001                                               2,256    8.718    8.718    19,666        N/A     1.40%    1.40%  -12.82%  -12.82%
SVS Janus Growth and Income Subaccount
2002                                              17,677    5.952    9.235   105,208       0.66%    1.40%    2.05%  -21.65%   -0.56%
2001                                              13,923    7.597    7.597   105,768       0.42%    1.40%    1.40%  -13.50%  -13.50%
SVS Janus Growth Opportunities Subaccount
2002                                              17,795    4.255    9.603    75,716        N/A     1.40%    2.05%  -31.58%    1.35%
2001                                              15,117    6.219    6.219    94,012        N/A     1.40%    1.40%  -24.75%  -24.75%

                                       45

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)  LOWEST   HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
SCUDDER VARIABLE SERIES II (CONTINUED):
SVS Oak Strategic Equity Subaccount
2002                                               7,019 $  4.474 $  9.015 $  31,408        N/A     1.40%    2.05%  -40.57%    1.52%
2001                                               4,707    7.529    7.529    35,442        N/A     1.40%    1.40%  -24.71%  -24.71%
SVS Turner Mid-Cap Growth Subaccount
2002                                               7,947    5.842    9.446    46,432        N/A     1.40%    2.05%  -33.21%    0.48%
2001                                               4,649    8.748    8.748    40,665        N/A     1.40%    1.40%  -12.52%  -12.52%

(a) This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.

(b) This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of contract owner units are excluded.

(c) Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated.

(d) Net Assets equals Contract Owners' Equity.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company:

   In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity and cash flows present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and its subsidiaries (the "Company") at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   As discussed in Note 1 to the consolidated financial statements, the Company adopted the provisions of Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets, as of December 31, 2002.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
March 21, 2003

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                       (in thousands, except share data)

                                                                                  December 31, December 31,
                                                                                      2002         2001
                                                                                  ------------ ------------
Assets
   Fixed maturity securities, available-for-sale, at fair value (amortized cost:
     December 31, 2002, $3,313,920; December 31, 2001, $3,057,139)............... $ 3,420,773  $ 3,094,560
   Equity securities (cost: December 31, 2002, $52,627; December 31, 2001,
     $65,473)....................................................................      58,615       67,731
   Short-term investments........................................................          --      159,105
   Joint venture mortgage loans..................................................     114,061      104,303
   Third-party mortgage loans....................................................      57,985       63,897
   Other real estate-related investments.........................................       5,645        8,240
   Policy loans..................................................................     223,888      239,787
   Other invested assets.........................................................       2,491       20,799
                                                                                  -----------  -----------
       Total investments.........................................................   3,883,458    3,758,422
   Cash..........................................................................      47,436       57,374
   Accrued investment income.....................................................     148,549      140,762
   Reinsurance recoverable.......................................................     433,566      240,536
   Deferred insurance acquisition costs..........................................     431,915      381,506
   Value of business acquired....................................................      53,600       75,806
   Goodwill......................................................................          --      178,418
   Other intangible assets.......................................................       5,502        6,261
   Deferred income taxes.........................................................      73,228       95,688
   Federal income tax receivable.................................................      11,232       13,866
   Receivable on sales of securities.............................................          --        2,100
   Fixed assets..................................................................       3,179        5,619
   Other assets and receivables..................................................      27,241       24,717
   Assets held in separate accounts..............................................  13,547,376   13,108,753
                                                                                  -----------  -----------
       Total assets.............................................................. $18,666,282  $18,089,828
                                                                                  ===========  ===========
Liabilities
   Future policy benefits........................................................ $ 4,111,063  $ 3,634,161
   Other policyholder benefits and funds payable.................................     203,159      436,449
   Other accounts payable and liabilities........................................      80,905       92,472
   Liabilities related to separate accounts......................................  13,547,376   13,108,753
                                                                                  -----------  -----------
       Total liabilities.........................................................  17,942,503   17,271,835
                                                                                  -----------  -----------
Commitments and contingent liabilities...........................................          --           --
Stockholder's equity
   Capital stock--$10 par value, authorized 300,000 shares; outstanding
     250,000 shares..............................................................       2,500        2,500
   Additional paid-in capital....................................................     841,633      804,347
   Accumulated other comprehensive income........................................      54,009       16,551
   Retained deficit..............................................................    (174,363)      (5,405)
                                                                                  -----------  -----------
       Total stockholder's equity................................................     723,779      817,993
                                                                                  -----------  -----------
       Total liabilities and stockholder's equity................................ $18,666,282  $18,089,828
                                                                                  ===========  ===========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                (in thousands)

                                                                             Year Ended December 31,
                                                                         -------------------------------
                                                                            2002       2001       2000
                                                                         ---------  ---------  ---------
Revenue
   Net investment income................................................ $ 228,330  $ 269,419  $ 257,470
   Realized investment gains (losses)...................................      (779)    20,660     (8,277)
   Premium income.......................................................     1,002        486      8,394
   Separate account fees and charges....................................   110,013     70,993     68,293
   Other income.........................................................    42,196     36,739     35,030
                                                                         ---------  ---------  ---------
       Total revenue....................................................   380,762    398,297    360,910
                                                                         ---------  ---------  ---------
Benefits and Expenses
   Interest credited to policyholders...................................   152,945    159,127    152,289
   Claims incurred and other policyholder benefits......................    62,613     21,933     13,718
   Taxes, licenses and fees.............................................    19,244     10,714     17,861
   Commissions..........................................................   111,461    179,585    114,162
   Operating expenses...................................................    67,474     66,026     61,671
   Deferral of insurance acquisition costs..............................   (96,509)  (166,202)  (104,608)
   Amortization of insurance acquisition costs..........................    34,941     18,052     23,231
   Amortization of value of business acquired...........................    20,751     15,606     19,926
   Goodwill impairment..................................................   156,511         --         --
   Amortization of goodwill.............................................        --     12,744     12,744
   Amortization of other intangible assets..............................       759        961        368
                                                                         ---------  ---------  ---------
       Total benefits and expenses......................................   530,190    318,546    311,362
                                                                         ---------  ---------  ---------
   Income (loss) before income tax expense (benefit) and cumulative
     effect of accounting change, net of tax............................  (149,428)    79,751     49,548
   Income tax expense (benefit).........................................    (2,377)    28,154      1,247
                                                                         ---------  ---------  ---------
   Net income (loss) before cumulative effect of accounting change, net
     of tax.............................................................  (147,051)    51,597     48,301
   Cumulative effect of accounting change, net of tax...................   (21,907)        --         --
                                                                         ---------  ---------  ---------
       Net income (loss)................................................ $(168,958) $  51,597  $  48,301
                                                                         =========  =========  =========


         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                (in thousands)

                                                                                  Year Ended December 31,
                                                                               -----------------------------
                                                                                  2002      2001      2000
                                                                               ---------  --------  --------
Net income (loss)............................................................. $(168,958) $ 51,597  $ 48,301
                                                                               ---------  --------  --------
Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on investments arising during period:
   Unrealized holding gains on investments....................................    80,067    54,155    61,487
   Adjustment to value of business acquired...................................    (1,786)   (5,914)   (3,400)
   Adjustment to deferred insurance acquisition costs.........................   (15,344)   (1,050)     (230)
                                                                               ---------  --------  --------
       Total unrealized holding gains on investments arising during
         period...............................................................    62,937    47,191    57,857
                                                                               ---------  --------  --------
Less reclassification adjustments for items included in net income (loss):
   Adjustment for (gains) losses included in realized investment gains
     (losses).................................................................    19,394    (9,203)  (24,583)
   Adjustment for amortization of premium on fixed maturities included in
     net investment income....................................................    (9,400)   (5,732)   (4,538)
   Adjustment for (gains) losses included in amortization of value of
     business acquired........................................................      (331)   (1,705)      214
   Adjustment for (gains) losses included in amortization of insurance
     acquisition costs........................................................    (4,185)    6,395        13
                                                                               ---------  --------  --------
          Total reclassification adjustments for items included in net
            income (loss).....................................................     5,478   (10,245)  (28,894)
                                                                               ---------  --------  --------
Other comprehensive income, before related income tax expense
  (benefit)...................................................................    57,459    57,436    86,751
Related income tax expense (benefit)..........................................    20,001     8,167    (1,350)
                                                                               ---------  --------  --------
          Other comprehensive income, net of tax..............................    37,458    49,269    88,101
                                                                               ---------  --------  --------
          Comprehensive income (loss)......................................... $(131,500) $100,866  $136,402
                                                                               =========  ========  ========



         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                (in thousands)

                                                                       Year Ended December 31,
                                                                   ------------------------------
                                                                      2002      2001       2000
                                                                   ---------  --------  ---------
Capital stock, beginning and end of period........................ $   2,500  $  2,500  $   2,500
                                                                   ---------  --------  ---------
Additional paid-in capital, beginning of period...................   804,347   804,347    804,347
Capital contributions from parent.................................    37,286        --         --
                                                                   ---------  --------  ---------
Additional paid-in-capital, end of period.........................   841,633   804,347    804,347
                                                                   ---------  --------  ---------
Accumulated other comprehensive income (loss), beginning of period    16,551   (32,718)  (120,819)
Other comprehensive income, net of tax............................    37,458    49,269     88,101
                                                                   ---------  --------  ---------
   End of period..................................................    54,009    16,551    (32,718)
                                                                   ---------  --------  ---------
Retained deficit, beginning of period.............................    (5,405)  (44,002)   (56,023)
Net income (loss).................................................  (168,958)   51,597     48,301
Dividends to parent...............................................        --   (13,000)   (36,280)
                                                                   ---------  --------  ---------
   End of period..................................................  (174,363)   (5,405)   (44,002)
                                                                   ---------  --------  ---------
       Total stockholder's equity................................. $ 723,779  $817,993  $ 730,127
                                                                   =========  ========  =========




         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                (in thousands)

                                                                             Year Ended December 31,
                                                                       -----------------------------------
                                                                           2002         2001        2000
                                                                       -----------  -----------  ---------
Cash flows from operating activities
   Net income (loss).................................................. $  (168,958) $    51,597  $  48,301
   Reconciliation of net income (loss) to net cash from operating activities:
       Realized investment (gains) losses.............................         779      (20,660)     8,277
       Interest credited and other charges............................     188,926      169,084    142,344
       Deferred insurance acquisition costs, net......................     (61,569)    (148,150)   (81,377)
       Amortization of value of business acquired.....................      20,751       15,606     19,926
       Amortization of goodwill.......................................          --       12,744     12,744
       Goodwill impairment............................................     156,511           --         --
       Amortization of discount and premium on investments............       9,400        5,731      4,538
       Amortization of other intangible assets........................         759          961        368
       Deferred income taxes..........................................       2,458       16,927    (25,930)
       Net change in current federal income taxes.....................       2,634       (5,063)   (18,593)
       Benefits and premium taxes due related to separate account
         business-owned life insurance................................      11,521       (6,392)   (61,476)
       Funds withheld account transfer................................    (222,500)          --         --
       Cumulative effect of accounting change, net of tax.............      21,907           --         --
       Change in premium suspense.....................................     (43,625)      41,938        657
       Other, net.....................................................     (13,116)     (36,818)    41,720
                                                                       -----------  -----------  ---------
          Net cash flow from operating activities.....................     (94,122)      97,505     91,499
                                                                       -----------  -----------  ---------
Cash flows from investing activities
   Cash from investments sold or matured:
       Fixed maturity securities held to maturity.....................     198,824      281,664    170,465
       Fixed maturity securities sold prior to maturity...............   2,307,588    1,331,168    589,933
       Equity securities..............................................      17,435           --      1,271
       Mortgage loans, policy loans and other invested assets.........      76,382       60,495     73,177
   Cost of investments purchased or loans originated:
       Fixed maturity securities......................................  (2,757,149)  (1,481,699)  (569,652)
       Equity securities..............................................      (4,244)          --     (1,264)
       Mortgage loans, policy loans and other invested assets.........     (48,722)     (41,395)   (47,109)
       Investment in subsidiaries.....................................          --       (2,690)    (4,899)
   Short-term investments, net........................................     159,105     (143,205)    26,491
   Net change in receivable and payable for securities transactions...      12,928        6,186     (4,786)
   Net change in other assets.........................................       2,440        2,248     (5,141)
                                                                       -----------  -----------  ---------
          Net cash from investing activities..........................     (35,413)      12,772    228,486
                                                                       -----------  -----------  ---------
Cash flows from financing activities
   Policyholder account balances:
       Deposits.......................................................     601,045      680,106    608,363
       Withdrawals....................................................    (505,674)    (733,521)  (881,888)
   Capital contributions..............................................      37,286           --         --
   Dividends to parent................................................          --      (13,000)   (36,280)
   Cash overdrafts....................................................     (13,060)     (20,589)    11,906
                                                                       -----------  -----------  ---------
          Net cash from financing activities..........................     119,597      (87,004)  (297,899)
                                                                       -----------  -----------  ---------
          Net increase (decrease) in cash.............................      (9,938)      23,273     22,086
Cash, beginning of period.............................................      57,374       34,101     12,015
                                                                       -----------  -----------  ---------
Cash, end of period................................................... $    47,436  $    57,374  $  34,101
                                                                       ===========  ===========  =========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) Summary of Significant Accounting Policies

  Basis of presentation

   Kemper Investors Life Insurance Company and its subsidiaries ("the Company") issue fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. Zurich Life Insurance Company of New York ("ZLICONY"), formerly Zurich Kemper Life Insurance Company of New York, a wholly-owned subsidiary, received its license from the State of New York early in 2001 and began writing business in May of 2001. The Company also owns the PMG group of companies ("PMG"), acquired in 2000, and Investors Brokerage Services, Inc. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Holding Company of America ("ZHCA"), a holding company. ZHCA is a wholly-owned subsidiary of Zurich Group Holding ("ZGH" or "Zurich"), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a Swiss holding company.

   The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 2001 and 2000 consolidated financial statements in order for them to conform to the 2002 presentation. The accompanying consolidated financial statements of the Company as of and for the years ended December 31, 2002, 2001 and for the three years in the period ended December 31, 2002, have been prepared in conformity with Accounting Principles Generally Accepted in the United States of America ("GAAP").

  Estimates

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect goodwill, deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturity and equity securities, the valuation allowance for deferred income taxes, the calculation of fair value disclosures for certain financial instruments and future policy benefit reserves.

  Goodwill and other intangibles

   In July 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 142 ("SFAS 142"), Goodwill and Other Intangible Assets. SFAS 142 primarily addresses the accounting that must be applied to goodwill and intangible assets subsequent to their acquisition. Effective January 1, 2002, SFAS 142 requires that goodwill and indefinite-lived intangible assets no longer be amortized, but be tested, at least annually, for impairment at the reporting unit level.

   In conjunction with management's focus on line of business operations, the Company's goodwill was tested for impairment at the life insurance and annuities operating segment level based on the guidance under SFAS 142. As a result of the testing performed, an impairment of $21.9 million was recorded in the annuities segment as of June 30, 2002 due to more conservative growth assumptions based on the market's volatility over the last few years. The fair value of that segment was estimated using expected present value of future cash flows for both current business in-force and future production estimates.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In September 2002, the board of directors of the Company's indirect, 100% shareholder, Zurich Financial Services Group ("the Group"), approved a plan designed to improve the profitability of the Group and its subsidiaries. Under this plan, the Group considered a number of strategic options, the completion of which could have a significant impact on the recoverability of the carrying value of certain assets. Among the assets affected by the approval of the plan is the goodwill associated with the 1996 acquisition of the Zurich Life companies by ZFS. The Company filed its Form 10-Q for the period ended June 30, 2002 prior to the Group board's action. As a result, the Company recorded the complete write-down of the remaining goodwill of $156.5 million in the third quarter of 2002, the period during which the Company became aware of this action by the Group's board of directors.

   Other definite-lived, intangible assets of $7.6 million, recorded in 2001 and 2000 in connection with the purchase of PMG, continue to be amortized on a straight-line basis over a ten-year period.

  Value of business acquired

   The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition, January 4, 1996. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.

   The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2007 are as follows:

                                                      Projected
                              Beginning              Accretion Of Ending
      Year Ended December 31,  Balance  Amortization   Interest   Balance
      ----------------------- --------- ------------ ------------ -------
      (in thousands)
           2000 (actual)..... $113,111    $(26,805)     $6,879    $93,185
           2001 (actual).....   93,185     (21,394)      5,788     77,579
           2002 (actual).....   77,579     (24,464)      3,713     56,828
           2003..............   56,828     (12,977)      3,073     46,924
           2004..............   46,924     (11,795)      2,479     37,608
           2005..............   37,608      (9,585)      2,000     30,023
           2006..............   30,023      (8,321)      1,584     23,286
           2007..............   23,286      (7,624)      1,201     16,863

   The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturity securities held as available-for-sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to accumulated other comprehensive income, net of income tax. This adjustment decreased the value of business acquired by $3.2 million as of December 31, 2002 and by $1.8 million as of December 31, 2001. This adjustment increased the value of business acquired by $2.4 million as of December 31, 2000. Accumulated other comprehensive income decreased by approximately $2.1 million as of December 31, 2002 and $1.2 million as of December 31, 2001, due to this adjustment and increased accumulated other comprehensive income by approximately $1.6 million as of December 31, 2000.

  Life insurance revenue and expenses

   Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income and realized capital gains, policy charges such as mortality, expense and surrender charges,

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES and expense loads for premium taxes on certain contracts. Expenses consist of benefits in excess of account balances and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs and value of business acquired.

   Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

  Reinsurance

   In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

  Deferred insurance acquisition costs

   The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturity securities held as available-for-sale in the investment portfolio, through a charge or credit to accumulated other comprehensive income, net of income tax. The deferred insurance acquisition costs for term life insurance products are being amortized over the premium paying period of the policies.

  Future policy benefits

   Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. A liability has been established for guaranteed death benefits in excess of account values. The guaranteed retirement income benefit ("GRIB") is an optional benefit to the DESTINATIONS/SM/ variable annuity, for an additional asset-based fee. It allows for a proxy account value, called the GRIB Base, to be applied to the guaranteed annuity factors (settlement option purchase rates) in the contract. The GRIB Base prior to attained age 80 is the greatest of:

  .  the contract value (account value),

  .  the greatest anniversary value before the exercise (annuitization) date, or

  . purchase payments minus previous withdrawals, accumulated at 5 percent interest per year to the annuitization date.

   GRIB reserves have been established to cover the present value of future benefits for policies that were deemed to have elected annuitization. In accordance with current GAAP guidance, no additional liabilities for future policy benefits related to guaranteed living benefits have been established.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Current interest rates credited during the contract accumulation period range from 0.5 percent to 12.0 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.5 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5 percent to 4.5 percent.

   Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Assumed investment yields are by policy duration and range from 6.0 percent to 7.3 percent over 20 years.

  Guaranty fund assessments

   The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 2002 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

  Invested assets and related income

   Investments in fixed maturity securities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.

   The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturity securities deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

   Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments, net of any applicable reserves and write-downs, include notes receivable from real estate ventures and investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.

   Investments in policy loans and other invested assets, consisting primarily of venture capital investments and a leveraged lease are carried primarily at cost, net of any applicable reserves or write-downs.

   Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income (loss). Such unrealized gains are recorded net of deferred income tax expense and unrealized losses are tax benefited. However, the tax benefits from unrealized losses are offset by a valuation allowance, where appropriate.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Derivative instruments

   The Company is party to an interest rate swap agreement with Zurich Capital Markets, Inc. ("ZCM"), an affiliated counterparty. The Company invests primarily in fixed rate investments. A floating rate funding agreement was reinsured in 2000 and the Company subsequently entered into an interest rate swap agreement. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is made by one counterparty at each due date. In 2002, the Company paid
$3.8 million as settlement for the difference between the fixed-rate and floating-rate interest.

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect its counterparty to fail to meet its obligations given its high credit ratings. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts. At December 31, 2002, and 2001 an open swap agreement with a notional value of $100.0 million and an expiration date of November 2004, had a negative market value of $8.1 million and $5.0 million, respectively. The negative market value was included as a component of other accounts payable and liabilities in the accompanying consolidated balance sheets.

  Separate account business

   The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contractholders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contractholders. The assets and liabilities of the separate accounts are carried at fair value.

  Income tax

   The Company will file a consolidated federal income tax return with Zurich Holding Company of America, beginning with the 2002 tax year. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

(2) Cash Flow Information

   The Company defines cash as cash in banks and money market accounts. The Company received a federal income tax refund of $2.7 million in 2002 and paid taxes of $19.8 million and $43.9 million directly to the United States Treasury Department during 2001 and 2000, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3) Invested Assets and Related Income

   The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturity securities are considered available-for-sale. The carrying value of fixed maturity securities compared with amortized cost, adjusted for other-than-temporary declines in value, and estimated unrealized gains and losses, were as follows:


                                                                                    Estimated Unrealized
                                                               Carrying  Amortized  --------------------
                                                                Value      Cost      Gains     Losses
                                                                -----      ----      -----     ------
(in thousands)
December 31, 2002
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities..................... $  265,400 $  260,287 $  5,140  $    (26)
   Obligations of states and political subdivisions,
     special revenue and nonguaranteed.......................     19,873     19,073      800        --
   Debt securities issued by foreign Governments.............      4,793      4,506      287        --
   Corporate securities......................................  2,137,716  2,062,712   90,030   (15,026)
   Mortgage and asset-backed securities......................    992,990    967,342   35,972   (10,324)
                                                              ---------- ---------- --------  --------
       Total fixed maturity securities....................... $3,420,773 $3,313,920 $132,229  $(25,376)
                                                              ========== ========== ========  ========
   Equity securities......................................... $   58,615 $   52,627 $  5,988  $     --
                                                              ========== ========== ========  ========
December 31, 2001
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities..................... $   21,354 $   21,286 $    254  $   (186)
   Obligations of states and political subdivisions, special
     revenue and nonguaranteed...............................     13,488     13,292      196        --
   Debt securities issued by foreign governments.............      4,537      4,508       29        --
   Corporate securities......................................  1,945,006  1,926,160   45,602   (26,756)
   Mortgage and asset-backed securities......................  1,110,175  1,091,893   24,795    (6,513)
                                                              ---------- ---------- --------  --------
       Total fixed maturity securities....................... $3,094,560 $3,057,139 $ 70,876  $(33,455)
                                                              ========== ========== ========  ========
   Equity securities......................................... $   67,731 $   65,473 $  2,261  $     --
                                                              ========== ========== ========  ========

   The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 2002, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

                                                                       Carrying  Amortized
                                                                        Value      Cost
                                                                      ---------- ----------
(in thousands)
One year or less..................................................... $   63,112 $   62,223
Over one year through five years.....................................    806,702    774,553
Over five years through ten years....................................  1,312,277  1,265,409
Over ten years.......................................................    245,692    244,393
Securities not due at a single maturity date, primarily mortgage- and
  asset-backed securities(1).........................................    992,990    967,342
                                                                      ---------- ----------
       Total fixed maturity securities............................... $3,420,773 $3,313,920
                                                                      ========== ==========

--------
(1) Weighted average maturity of 3.4 years.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Proceeds from sales of investments in fixed maturity securities prior to maturity were $2,307.6 million, $1,331.2 million and $589.9 million during 2002, 2001 and 2000, respectively. Gross gains of $81.2 million, $32.9 million and $8.6 million and gross losses, including write-downs of fixed maturity securities, of $65.8 million, $28.6 million and $20.8 million were realized on sales and maturities in 2002, 2001 and 2000, respectively. Pre-tax write-downs amounted to $18.5 million, $15.5 million and $11.4 million for the years ended December 31, 2002, 2001 and 2000, respectively.

   At December 31, 2002, the Company held $102.3 million in mortgage loan investments in Delta Wetlands, which exceeded 10 percent of the Company's stockholder's equity at December 31, 2002. Excluding agencies of the U.S. government, no other individual investment exceeded 10 percent of the Company's stockholder's equity at December 31, 2002.

   At December 31, 2002, securities carried at approximately $5.3 million were on deposit with governmental agencies as required by law.

   For its securitized financial assets, the Company recognizes an impairment loss if the fair value of the security is below book value and the net present value of expected future cash flows is less than the net present value of expected future cash flows at the most recent (prior) estimation date. The Company recorded write-downs totaling $9.5 million and $8.6 million in 2002 and 2001, respectively, related to their securitized financial assets. The Company did not have any write-downs in 2000 related to their securitized financial assets.

   Upon default or indication of potential default by an issuer of fixed maturity securities other than securitized financial assets, the issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other-than-temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments. The Company recorded fixed maturity write-downs on other than securitized financial assets of $9.0 million, $6.9 million and $11.4 million in 2002, 2001 and 2000, respectively.

   The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

   The Company's $177.7 million real estate portfolio at December 31, 2002 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 2002 and 2001, total impaired real estate-related loans were as follows:

                                               December 31, December 31,
                                                   2002         2001
                                               ------------ ------------
        (in millions)
        Impaired loans without reserves--gross    $ 4.8        $ 7.3
        Impaired loans with reserves--gross...     10.8         11.3
                                                  -----        -----
               Total gross impaired loans.....     15.6         18.6
        Reserves related to impaired loans....     (2.7)        (2.7)
        Write-downs related to impaired loans.     (3.5)        (3.5)
                                                  -----        -----
               Net impaired loans.............    $ 9.4        $12.4
                                                  =====        =====

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company had an average balance of $13.6 million and $65.3 million in impaired loans for 2002 and 2001, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

   At December 31, 2002 and 2001, loans on nonaccrual status, before reserves and write-downs, amounted to $10.6 million and $13.0 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.

Net Investment Income

   The sources of net investment income were as follows:

                                                      2002     2001     2000
                                                    -------- -------- --------
  (in thousands)
  Interest on fixed maturity securities............ $186,034 $214,505 $223,964
  Dividends on equity securities...................    4,508    4,598    4,573
  Income from short-term investments...............    1,479    2,332    3,433
  Income from mortgage loans.......................   15,598   30,771    6,091
  Income from policy loans.........................   23,189   19,394   20,088
  Income from other real estate-related investments       13       27       99
  Income from other loans and investments..........      951      646    2,455
                                                    -------- -------- --------
         Total investment income...................  231,772  272,273  260,703
  Investment expense...............................    3,442    2,854    3,233
                                                    -------- -------- --------
         Net investment income..................... $228,330 $269,419 $257,470
                                                    ======== ======== ========

   During 2001, a change in circumstances surrounding a water development project located in California's Sacramento River Valley led to a decision to reclassify the related mortgage loans to accrual status and release the general reserve allowance originally set up for these loans. These changes included the State of California's State Water Resources Control Board ("SWRCB") approval of the project's water right permit as well as the completion of a third-party appraisal of the project, subsequent to the SWRCB's approval of the permit and the project's inclusion by the CALFED Bay-Delta Program ("CALFED") as a potential early implementation project. CALFED is a collaborative effort of state and federal agencies working to find solutions for California's water management issues.

   Taken together, these facts supported, in management's best judgment, not only the level of existing debt on the project but also the accrual of interest as specified in the terms of the loans. As a result, interest income was recorded in the fourth quarter of 2001 in the amount of $24.9 million, representing interest earned in 2001 as well as recaptured interest from 2000 and 1999, the years in which the loans were on non-accrual status. The release of the general reserve allowance generated a realized gain of $16.4 million in 2001.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

Net Realized Investment Gains (Losses)

   Net realized investment gains (losses) for the years ended December 31, 2002, 2001 and 2000, were as follows:

                                                           2002     2001     2000
                                                         --------  ------- --------
(in thousands)
Real estate-related..................................... $    961  $16,081 $  1,711
Fixed maturity securities...............................   15,444    4,284  (12,185)
Equity securities.......................................      346      262      245
Other...................................................  (17,530)      33    1,952
                                                         --------  ------- --------
   Realized investment gains (losses) before income tax
     expense (benefit)..................................     (779)  20,660   (8,277)
Income tax expense (benefit)............................     (273)   7,231   (2,897)
                                                         --------  ------- --------
       Net realized investment gains (losses)........... $   (506) $13,429 $ (5,380)
                                                         ========  ======= ========

   The other losses, net, for 2002 consist primarily of a write-down on a leveraged lease that covers two aircraft. The aircraft are leased by United Airlines ("UAL") and were written down to zero subsequent to UAL filing Chapter 11 bankruptcy in the fourth quarter of 2002. The pre-tax write-down totaled $17.5 million.

   Unrealized gains (losses) are computed below as follows: fixed maturity securities--the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity and other securities--the difference between fair value and cost. The change in net unrealized investment gains (losses) by class of investment for the years ended December 31, 2002, 2001 and 2000 were as follows:

                                             December 31, December 31, December 31,
                                                 2002         2001         2000
                                             ------------ ------------ ------------
(in thousands)
Fixed maturity securities...................   $ 69,432     $69,970      $89,421
Equity and other securities.................        641        (879)       1,187
Adjustment to deferred insurance acquisition
  costs.....................................    (11,159)     (7,446)        (243)
Adjustment to value of business acquired....     (1,455)     (4,209)      (3,614)
                                               --------     -------      -------
   Unrealized gain (loss) before income tax
     expense (benefit)......................     57,459      57,436       86,751
Income tax expense (benefit)................     20,001       8,167       (1,350)
                                               --------     -------      -------
       Net unrealized gain (loss) on
         investments........................   $ 37,458     $49,269      $88,101
                                               ========     =======      =======

   Income tax expense related to the change in unrealized gains for the years ended December 31, 2002, 2001 and 2000 was $24.4 million, $12.2 million and $0, respectively. The income tax benefit related to the adjustment to deferred insurance acquisition costs for the years ended December 31, 2002, 2001 and 2000 was $3.9 million, $2.6 million and $0.1 million, respectively. The income tax benefit related to the adjustment to value of business acquired for the years ended December 31, 2002, 2001 and 2000 was $0.5 million, $1.5 million and $1.3 million, respectively.

(4) Concentration of Credit Risk

   The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage- and asset-backed securities and real estate.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Approximately 16.2 percent of the investment-grade fixed maturity securities at December 31, 2002 were residential mortgage-backed securities, down from
22.0 percent at December 31, 2001. Approximately 6.3 percent of the investment-grade fixed maturity securities at December 31, 2002 were commercial mortgage-backed securities, compared with 5.7 percent at December 31, 2001. The residential mortgage-backed securities consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally of AAA credit quality, and the markets for these investments have been and are expected to remain liquid.

   Approximately 7.3 percent and 9.6 percent of the investment-grade fixed maturity securities at December 31, 2002 and 2001, respectively, consisted of asset-backed securities. The majority of investments in asset-backed securities were backed by home equity loans (34.7%), manufactured housing loans (17.7%), collateralized loan and bond obligations (15.4%) and automobile loans (13.1%).

   The Company's real estate portfolio is distributed by geographic location and property type. The geographic distribution of a majority of the real estate portfolio as of December 31, 2002 was as follows: California (58.0%), Washington (9.4%), Colorado (7.6%) and Illinois (6.6%). The property type distribution of a majority of the real estate portfolio as of December 31, 2002 was as follows: land (57.0%), hotels (31.4%) and office (6.6%).

   To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's or the Company's plans with respect to such projects may not change substantially.

   More than half of the Company's real estate mortgage loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners.

   At December 31, 2002, loans to a master limited partnership (the "MLP") between subsidiaries of Kemper and subsidiaries of Lumbermens Mutual Casualty Company, a former affiliate, constituted approximately $102.3 million of the Company's real estate portfolio. Kemper's interest in the MLP is 75.0 percent at December 31, 2002. Loans to the MLP were placed on non-accrual status at the beginning of 1999 due to management's desire not to increase book value of the MLP over net realizable value, as interest on these loans has historically been added to principal. During 2001, a change in circumstances surrounding the water development project related to these loans led to the reclassification of these loans to accrual status. As a result, interest income was recorded in the fourth quarter of 2001 and subsequent periods and the general reserve allowance related to these loans was released. At December 31, 2002, MLP-related commitments accounted for approximately $0.2 million of the Company's off-balance-sheet legal commitments.

   At December 31, 2002, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates ("Nesbitt"), a third-party real estate developer, have ownership interests constituted approximately

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

$60.0 million of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties and one retail property. At December 31, 2002, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding. At December 31, 2002, the Company carried a valuation reserve of $0.6 million for one of these properties as its estimated fair value decreased below the debt supported by the property.

   At December 31, 2002, a loan to a joint venture amounted to $11.8 million. This affiliated mortgage loan was on an office property located in Illinois and owned by an affiliate, Zurich North America. At December 31, 2002, the Company did not have any off-balance-sheet legal funding commitments outstanding related to this investment.

   The remaining real estate-related investment amounted to $4.9 million at December 31, 2002 and consisted of mortgage loans on unzoned lots located in Hawaii. These properties are not currently producing income and the loans are on non-accrual. All zoned properties were sold by March of 2001. The Company is currently pursuing an out of court settlement with the City of Honolulu for the down zoning of certain unzoned properties. If a settlement is not reached, the trial will begin in 2003. The Company is holding the other unzoned properties for future zoning and sales. The Company anticipates that it could be a number of years until the Company obtains zoning to allow development or completely disposes of all its investment in Hawaii. At December 31, 2002, off-balance-sheet legal commitments related to Hawaiian properties totaled $4.0 million.

   At December 31, 2002, the Company no longer had any outstanding loans or investments in projects with the Prime Group, Inc. or its affiliates, as all such investments have been sold. However, the Company continues to have Prime Group-related commitments, which accounted for $25.7 million of the Company's off-balance-sheet legal commitments at December 31, 2002.

(5) Income Taxes

   Income tax expense (benefit) was as follows for the years ended December 31, 2002, 2001 and 2000:

                                      2002    2001     2000
                                    -------  ------- --------
                  (in thousands)
                   Current......... $(4,835) $11,228 $ 28,274
                   Deferred........   2,458   16,926  (27,027)
                                    -------  ------- --------
                         Total..... $(2,377) $28,154 $  1,247
                                    =======  ======= ========

   Additionally, the deferred income tax expense (benefit) related to items included in other comprehensive income was as follows for the years ended December 31, 2002, 2001 and 2000:

                                                  2002     2001     2000
                                                -------  -------  -------
     (in thousands)
     Unrealized gains and losses on investments $24,416  $12,246  $    --
     Value of business acquired................    (509)  (1,473)  (1,265)
     Deferred insurance acquisition costs......  (3,906)  (2,606)     (85)
                                                -------  -------  -------
            Total.............................. $20,001  $ 8,167  $(1,350)
                                                =======  =======  =======

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The actual income tax expense for 2002, 2001 and 2000 differed from the "expected" tax expense for those years as displayed below. "Expected" tax expense was computed by applying the U.S. federal corporate tax rate of 35 percent in 2002, 2001, and 2000 to income before income tax expense.

                                                        2002      2001     2000
                                                      --------  -------  --------
(in thousands)
Computed expected tax expense........................ $(52,300) $27,913  $ 17,342
Difference between "expected" and actual tax expense:
   State taxes.......................................      342   (2,302)      737
   Goodwill impairment and amortization of other
     intangibles.....................................   55,045    4,797     4,589
   Dividend received deduction.......................   (2,220)      --    (1,191)
   Foreign tax credit................................       --      (15)     (214)
   Change in valuation allowance.....................       --       --   (15,201)
   Recapture of affiliated reinsurance...............       --       --    (4,599)
   Prior year tax settlements........................   (3,594)  (2,577)       --
   Other, net........................................      350      338      (216)
                                                      --------  -------  --------
       Total actual tax expense...................... $ (2,377) $28,154  $  1,247
                                                      ========  =======  ========

   Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

   The $4.6 million tax benefit related to the recapture of affiliated reinsurance in 2000 is due to the deferred tax effect related to the deemed dividend distribution. (See the note captioned "Summary of Significant Accounting Policies--Reinsurance.") This deferred tax benefit was recognized in the tax provision under current accounting guidance relating to the recognition of deferred taxes.

   The Company only records deferred tax assets if future realization of the tax benefit is more likely than not. The Company had established a valuation allowance to reduce the deferred federal tax asset related to real estate and unrealized losses on investments to a realizable amount. This amount was based on the evidence available and management's judgment. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains. The decrease in the valuation allowance in 2001 is related to the change in the amount of unrealized losses on investments.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:

                                                              December 31, December 31,
                                                                  2002         2001
                                                              ------------ ------------
(in thousands)
Deferred federal tax assets:
   Deferred insurance acquisition costs ("DAC Tax")..........   $141,338     $135,307
   Unrealized losses on investments..........................         --           --
   Life policy reserves......................................     82,584       90,870
   Unearned revenue..........................................     56,986       55,574
   Real estate-related.......................................         --           --
   Other investment-related..................................     13,365       12,646
   Other.....................................................      6,131        3,349
                                                                --------     --------
       Total deferred federal tax assets.....................    300,404      297,746
   Valuation allowance.......................................         --           --
                                                                --------     --------
       Total deferred federal tax assets after valuation
         allowance...........................................    300,404      297,746
                                                                --------     --------
Deferred federal tax liabilities:
   Value of business acquired................................     13,439       24,608
   Deferred insurance acquisition costs......................    156,042      135,317
   Depreciation and amortization.............................     13,142       21,165
   Other investment-related..................................      4,848        7,239
   Unrealized gains on investments...........................     35,966       12,246
   Other.....................................................      3,739        1,483
                                                                --------     --------
       Total deferred federal tax liabilities................    227,176      202,058
                                                                --------     --------
Net deferred federal tax assets..............................   $ 73,228     $ 95,688
                                                                ========     ========

   The net deferred tax assets relate primarily to unearned revenue and the DAC Tax associated with a non-registered individual and group variable business-owned life insurance contract ("BOLI"). Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets.

   The tax returns through the year 1996 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position. The tax returns for the years 1997 through 1999 are currently under examination by the IRS.

(6) Related-Party Transactions

   The Company received capital contributions from Kemper totaling $37.3 million in 2002 and paid cash dividends of $13.0 million and $20.0 million to Kemper during 2001 and 2000, respectively. The Company reported a deemed dividend distribution of $16.3 million during 2000 related to the recapture of a reinsurance agreement with Federal Kemper Life Assurance Company ("FKLA"), an affiliated company.

   The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 2002 and 2001, joint venture mortgage loans totaled $114.1 million and $104.3 million, respectively, and during 2002, 2001 and 2000, the Company earned interest income on these joint venture loans of $10.4 million, $25.4 million and $0.8 million, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In February 2001, the Company sold a $60 million group variable life policy to FKLA, covering all current FKLA employees as of February 14, 2001. The transaction, as business-owned life insurance ("BOLI"), permits FKLA to indirectly fund certain of its employee benefit obligations.

   All of the Company's personnel are employees of FKLA. Expenses are allocated to the Company for the utilization of FKLA employees and facilities. Expenses allocated to the Company from FKLA during 2002, 2001 and 2000 amounted to $29.9 million, $27.4 million and $23.3 million, respectively. The Company also paid to Kemper real estate subsidiaries fees of $0.4 million, $0.5 million and $0.6 million in 2002, 2001 and 2000, respectively, related to the management of the Company's real estate portfolio.

   The Company has a service agreement with Deutsche Investment Management Americas, Inc. ("DIM"), formerly Zurich Scudder Investments, Inc. ("ZSI"), a subsidiary of Zurich at December 31, 2001. DIM provides investment services, including purchases or sales of securities, under the supervision of the Investment Committee of the Company. On September 24, 2001, ZFS announced that it would sell 100% of its ownership in ZSI to Deutsche Bank in a transaction valued at $2.5 billion. The sale was completed on April 5, 2002. This transaction did not include Scudder's United Kingdom operations, Threadneedle Investments.

At December 31, 2002 and 2001, the Company reported the following amounts due from or (to) related parties:

                                               December 31,  December 31,
                                                   2002          2001
                                               ------------  ------------
      ZLICA................................... $     17,979  $   640,705
      Zurich Insurance Company--Bermuda Branch           --    1,131,138
      Other...................................        1,017       96,037
                                               ------------  -----------
         Receivable from related parties...... $     18,996  $ 1,867,880
                                               ============  ===========
      FKLA.................................... $ (3,536,310) $(2,064,245)
      Zurich Direct...........................      (52,607)     (83,572)
      Zurich Insurance Company--Bermuda Branch  (16,354,306)          --
      Other...................................     (108,000)  (1,859,277)
                                               ------------  -----------
         Payable to related parties........... $(20,051,223) $(4,007,094)
                                               ============  ===========
         Net payable to related parties....... $(20,032,227) $(2,139,214)
                                               ============  ===========

   Related party receivables and payables are settled each month.

   In 2000, the Company purchased PMG Securities Corporation, PMG Asset Management, Inc., PMG Marketing, Inc., and PMG Life Agency, Inc. (collectively "PMG"). The total cost was $8.2 million, resulting in the recording of intangible assets in the amount of $7.6 million. The Company owns 100 percent of the stock of PMG. Also in 2000, the Company transferred $63.3 million in fixed maturity securities and cash to fund the operations of its newly formed subsidiary, Zurich Life Insurance Company of New York ("ZLICONY"). ZLICONY received its insurance license from the State of New York in January 2001 and began writing business in May of 2001.

   At December 31, 2000, the Company held a $100.0 million investment in ZSLM Trust, issued by an affiliate. On October 30, 2001, the Company sold these bonds for cash to Farmers Group, Inc., which is an affiliated company.

   The Company held an $11.8 million real estate-related investment in an affiliated mortgage loan at December 31, 2002 and 2001.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   As previously discussed, the Company is party to an interest rate swap agreement with ZCM, an affiliated counterparty. (See the note captioned "Summary of Significant Accounting Policies--Derivative instruments" above.)

(7) Reinsurance

   As of December 31, 2002 and 2001, the reinsurance recoverable related to fixed-rate annuity liabilities ceded to FLA amounted to $215.3 million and $230.1 million, respectively.

   The Company cedes 90 percent of all new direct individual life insurance premiums to outside reinsurers. Life reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $2.4 million and $2.1 million as of December 31, 2002 and 2001, respectively.

   The Company is party to a reinsurance agreement with a ZFS affiliated company, Zurich Insurance Company, Bermuda Branch ("ZICBB"). Under the terms of this agreement, the Company cedes, on a yearly renewable term basis, 100 percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to BOLI. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZICBB and, under the original agreement, retained a portion of such funds in a funds withheld account ("FWA") which is included as a component of benefits and funds payable in the accompanying consolidated balance sheet as of December 31, 2001.

   During the first quarter of 2002, the Company amended the BOLI reinsurance agreement with ZICBB. Under the amended agreement, the balance in the FWA was transferred to a trust account that acts as security for the reinsurance agreement. On January 25, 2002, approximately $222.5 million in cash was transferred to the trust account. The trust account is not reflected in the Company's consolidated financial statements but is included in ZICBB's financial statements as of December 31, 2002. At December 31, 2002, reserve credits totaling $237.6 million were secured by the trust agreement, which was supported by cash and invested assets with a fair value of approximately $252.6 million.

   The net amount at risk of the guaranteed minimum death benefit and guaranteed retirement income benefit on certain new variable annuity contracts issued between March 1, 1997 and April 30, 2000 were ceded to outside reinsurers. As of December 31, 2002 and 2001, the reinsurance recoverable related to reinsuring the net amount at risk on these contracts amounted to $24.7 million and $8.3 million, respectively.

   Effective December 31, 2001, the Company entered into a quota-share reinsurance agreement with ZICBB. Under the terms of this agreement, the Company cedes 100 percent of the net amount at risk of the guaranteed minimum death benefit and guaranteed retirement income benefit portions of a small number of specific variable annuity contracts. As consideration for this reinsurance coverage, the Company cedes 100 percent of all charges to policyholders and all revenue sharing income received from fund managers related to such reinsured policies. In 2001, the Company received $7.9 million of ceding commissions and expense allowances, and paid $1.2 million of ceded premiums, related to this reinsurance agreement. The account values related to these policies are held in the Company's separate account during the accumulation period of the contracts. The reserve credits under this treaty are secured by a trust agreement that requires the fair market value of assets therein to at least equal 102 percent of such reserve credits.

   In January 2003, the specific annuities that comprised the block of business ceded to ZICBB were surrendered. Approximately $5.0 million in surrender charges collected on these specific annuities was paid to ZICBB at the end of February 2003, as the final settlement payment related to this reinsurance agreement.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In the fourth quarter of 2000, the yearly renewable term reinsurance agreement between the Company and FKLA was terminated. Premiums and reserves were both reduced by $7.7 million. A difference in the basis of the reserves between GAAP and statutory accounting resulted in a deemed dividend distribution to Kemper of $16.3 million.

   Also in the fourth quarter of 2000, the Company assumed from FKLA $100.0 million in premiums related to a Funding Agreement. Funding Agreements are insurance contracts similar to structured settlements, immediate annuities and guaranteed investment contracts ("GICs"). The contracts qualify as insurance under state laws and are sold as non-surrenderable immediate annuities to a trust established by a securities firm. The securities firm sold interests in the trust to institutional investors. This Funding Agreement has a variable rate of interest based upon LIBOR, is an obligation of the Company's general account and is recorded as a future policy benefit.

   As previously discussed, the Company entered into an interest rate swap in 2000 to exchange the floating-rate interest payments for fixed interest payments.

   The following table contains amounts related to the BOLI funds withheld reinsurance agreement with ZICBB (in millions):

Business Owned Life Insurance (BOLI)
(in millions)

                                            Year Ended December 31,
                                         ----------------------------
                                           2002      2001      2000
                                         --------  --------  --------
         Face amount in force........... $ 85,592  $ 85,564  $ 85,358
                                         ========  ========  ========
         Net amount at risk ceded....... $(75,288) $(76,283) $(78,169)
                                         ========  ========  ========
         Cost of insurance charges ceded $  156.5  $  168.1  $  173.8
                                         ========  ========  ========
         Funds withheld account......... $     --  $  236.1  $  228.8
                                         ========  ========  ========

   The Company's FWA supported reserve credits on reinsurance ceded on the BOLI product at December 31, 2001 and 2000. At December 31, 2002, the trust supports reserve credits on the reinsurance ceded.

(8) Postretirement Benefits Other Than Pensions

   FKLA sponsors a health and welfare benefit plan that provides insurance benefits covering substantially all eligible, active and retired employees of FKLA and their covered dependents and beneficiaries. The Company is allocated a portion of the costs of providing such benefits. The Company is self-insured with respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $5,000 per participant retiring in 2001 and subsequent years, and $10,000 per participant retiring in years prior to 2001.

   The allocated accumulated postretirement benefit obligation accrued by the Company as of December 31, 2002 and 2001 amounted to $1.4 million and $1.3 million, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The discount rate used in determining the allocated postretirement benefit obligation was 6.5 percent and 7.0 percent for 2002 and 2001, respectively. The assumed health care trend rate used was based on projected experience for 2002,
7.3 percent for 2003, gradually declining to 6.1 percent by the year 2007 and gradually declining thereafter.

   A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 2002 and 2001 by $159 thousand and $142 thousand, respectively.

(9) Commitments and Contingent Liabilities

   The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.

   Although neither the Company nor its joint venture projects have been identified as a "potentially responsible party" under federal environmental guidelines, inherent in the ownership of, or lending to, real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or previously owned or on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations.

   However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not develop or be identified in the future. The amount of future environmental costs is impossible to estimate due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.

(10) Financial Instruments--Off-Balance-Sheet Risk

   At December 31, 2002, the Company had future legal loan commitments and stand-by financing agreements totaling $29.9 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be collateralized by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. These commitments are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.

(11) Fair Value of Financial Instruments

   Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. Fair value estimates for

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

   Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

   The Company used the following methods and assumptions in estimating the fair value of its financial instruments:

      Fixed maturity securities and equity securities: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, DIM.

      Cash and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

      Policy loans: The carrying value of policy loans approximates the fair value as the Company adjusts the rates to remain competitive.

      Mortgage loans and other real estate-related investments: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell and where no observable price is available, by appraised value. The estimates of fair value should be used with care given the inherent difficulty in estimating the fair value of real estate due to the lack of a liquid quotable market. Mortgage loans and other real estate-related investments are stated at their aggregate unpaid balances, less a valuation allowance of $4.8 million and $2.8 million in 2002 and 2001, respectively. The real estate portfolio is monitored closely and reserves are adjusted to reflect market conditions. This results in a carrying value that approximates fair value at December 31, 2002 and 2001.

      Other investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

      Life policy benefits: For deposit liabilities with defined maturities, the fair value was based on the discounted value of future cash flows. The discount rate was based on the rate that would be offered for similar deposits at the reporting date. For all other deposit liabilities, primarily deferred annuities and universal life contracts, the fair value was based on the amount payable on demand at the reporting date.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The carrying values and estimated fair values of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                                          December 31, 2002     December 31, 2001
                                                        --------------------- ---------------------
                                                         Carrying              Carrying
                                                          Value    Fair Value   Value    Fair Value
                                                        ---------- ---------- ---------- ----------
(in thousands)
Financial instruments recorded as assets:
   Fixed maturity securities........................... $3,420,773 $3,420,773 $3,094,560 $3,094,560
   Cash and short-term investments.....................     47,436     47,436    216,479    216,479
   Mortgage loans and other real estate-related assets.    177,691    177,691    176,440    176,440
   Policy loans........................................    223,888    223,888    239,787    239,787
   Equity securities...................................     58,615     58,615     67,731     67,731
   Other invested assets...............................      2,491      2,491     20,799     20,799
Financial instruments recorded as liabilities:
   Life policy benefits, excluding term life reserves..  3,625,384  3,565,147  3,376,604  3,324,417
   Funds withheld account..............................         --         --    236,134    236,134

(12) Stockholder's Equity--Retained Earnings

   The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to stockholders without prior approval of regulatory authorities is restricted. In 2003, the Company cannot pay any dividends without Illinois Department of Insurance approval. In 2002, the Company did not pay dividends. The Company paid cash dividends of $13.0 million and $20.0 million to Kemper during 2001 and 2000, respectively. The Company reported a deemed dividend distribution of $16.3 million during 2000 related to the recapture of the reinsurance agreement with FKLA.

   The Company's net income (loss) and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                           2002      2001      2000
                                         --------  --------  --------
           (in thousands)
           Net income (loss)............ $(84,871) $(71,854) $ 19,975
                                         ========  ========  ========
           Statutory capital and surplus $312,653  $332,598  $397,423
                                         ========  ========  ========

   The Company's statutory net loss reflects the market downturn and its impact on reserves for guaranteed death and living benefits consistent with statutory reserving methodology.

   As of January 1, 2001, the Company adopted the Codification of Statutory Accounting Principles ("Codification") guidance. The National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual is the NAIC's primary guidance on statutory accounting. Codification provides guidance for areas where statutory accounting had been silent and changed current statutory accounting in some areas. The Illinois Insurance Department adopted Codification, effective January 1, 2001. The Company's statutory surplus was positively impacted by $16.7 million upon adoption as a result of the net effect of recording a deferred tax asset, of non-admitting non-operating system software, of non-admitting net affiliated receivables and other changes caused by Codification.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(13) Unaudited Interim Financial Information

   The following table sets forth the Company's unaudited quarterly financial information:

                                                                  Quarter Ended
                                             ------------------------------------------------------
                                             March 31   June 30  September 30 December 31    Year
                                             --------  --------  ------------ ----------- ---------
(in thousands)
2002 Operating Summary
   Revenue.................................. $ 92,322  $105,170   $  92,308    $ 90,962   $ 380,762
                                             ========  ========   =========    ========   =========
   Net operating income, excluding realized
     gains, before cumulative effect of
     accounting change...................... $  8,109  $    394   $(169,309)   $ 14,261   $(146,545)
                                             ========  ========   =========    ========   =========
   Net operating income (loss), excluding
     realized gains......................... $(13,798) $    394   $(169,309)   $ 14,261   $(168,452)
   Net realized investment gains (losses)...     (841)    7,613       1,037      (8,315)       (506)
                                             --------  --------   ---------    --------   ---------
       Net income (loss).................... $(14,639) $  8,007   $(168,272)   $  5,946   $(168,958)
                                             ========  ========   =========    ========   =========
2001 Operating Summary
   Revenue.................................. $ 91,072  $ 98,360   $  85,013    $123,852   $ 398,297
                                             ========  ========   =========    ========   =========
   Net operating income (loss), excluding
     realized gains (losses)................ $  8,183  $ (1,364)  $  (6,443)   $ 37,792   $  38,168
   Net realized investment gains (losses)...    1,375     5,257       1,206       5,591      13,429
                                             --------  --------   ---------    --------   ---------
       Net income (loss).................... $  9,558  $  3,893   $  (5,237)   $ 43,383   $  51,597
                                             ========  ========   =========    ========   =========
2000 Operating Summary
   Revenue.................................. $ 87,648  $103,446   $  94,249    $ 75,567   $ 360,910
                                             ========  ========   =========    ========   =========
   Net operating income, excluding realized
     gains (losses)......................... $ 12,031  $  9,953   $   8,710    $ 22,987   $  53,681
   Net realized investment gains (losses)...   (1,378)     (105)        948      (4,845)     (5,380)
                                             --------  --------   ---------    --------   ---------
       Net income........................... $ 10,653  $  9,848   $   9,658    $ 18,142   $  48,301
                                             ========  ========   =========    ========   =========

(14) Operations by Business Segment

   The Company, along with FKLA, ZLICA and FLA, operate under the trade name Zurich Life, formerly Zurich Kemper Life. Prior to 2002, Zurich Life was organized by Strategic Business Unit ("SBU"). Each SBU concentrated on specific distribution channels. However, the SBUs were not managed at the legal entity level, but rather at the Zurich Life level. Zurich Life's SBUs cross legal entity lines, as certain similar products are sold by more than one legal entity and/or through more than one distribution channel.

   In 2002, the Company's management team shifted its financial focus from SBU performance to a line of business performance within each legal entity. The SBUs are now primarily responsible for market management, including distribution management, product design, sales and marketing.

   The Company has two primary operating segments, life insurance and annuities, that offer different types of products and services. These two operating segments reflect the way the Company manages its operations and makes business decisions.

   Premiums received from the sale of annuity products and the majority of our life insurance products are treated as deposit-type funds and are not recorded as revenue within the consolidated statements of operations.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

However, revenues for both the life insurance and annuity segments are generated from investing these deposit-type funds. For universal life insurance products and fixed annuity products, deposits are primarily invested in fixed maturity securities and the Company earns investment income. Variable life insurance deposits and variable annuity deposits are transferred to the separate account and invested in underlying investment funds that invest in stocks and bonds. The Company receives cost of insurance charges and other separate account fees as revenues from this business. In addition, the Company receives premium tax and DAC Tax expense loads from certain contractholders.

   In the following table, the Company uses the caption "net operating income" as an operating measure of segment performance. Net operating income is calculated by deducting net realized investment gains or losses, net of related income taxes, and the cumulative effect of a change in accounting principle, net of tax, from net income. Net realized investment gains or losses are excluded from net operating income because they can, in part, be discretionary and are not indicative of operational trends.

   Prior period information has been restated to conform to the new composition of our segments.

                                                               Twelve Months Ended                 Twelve Months Ended
                                                                December 31, 2002                   December 31, 2001
                                                       -----------------------------------  ---------------------------------
                                                          Life       Annuity      Total        Life     Annuity      Total
                                                       ----------  ----------  -----------  ---------- ---------- -----------
(in thousands)
Total operating revenue............................... $   80,573  $  300,968  $   381,541  $   78,196 $  299,441 $   377,637
                                                       ----------  ----------  -----------  ---------- ---------- -----------
Operating income (loss) before tax expense, goodwill
 impairment and cumulative effect of accounting
 change............................................... $   13,663  $   (5,800) $     7,863  $   15,721 $   43,370 $    59,091
Income tax expense (benefit) on operations............      5,238      (7,342)      (2,104)      7,128     13,795      20,923
Goodwill impairment...................................    (32,832)   (123,679)    (156,511)         --         --          --
                                                       ----------  ----------  -----------  ---------- ---------- -----------
Net operating income (loss) before cumulative effect
 of accounting change.................................    (24,407)   (122,137)    (146,544)      8,593     29,575      38,168
Cumulative effect of accounting change, net of tax....         --     (21,907)     (21,907)         --         --          --
                                                       ----------  ----------  -----------  ---------- ---------- -----------
Net operating income (loss)........................... $  (24,407) $ (144,044) $  (168,451) $    8,593 $   29,575 $    38,168
                                                       ==========  ==========  ===========  ========== ========== ===========
Goodwill.............................................. $       --  $       --  $        --  $    6,601 $  171,817 $   178,418
                                                       ----------  ----------  -----------  ---------- ---------- -----------
Total assets.......................................... $9,840,840  $8,825,442  $18,666,282  $8,841,469 $9,248,359 $18,089,828
                                                       ==========  ==========  ===========  ========== ========== ===========
Total reserve for policyholder benefits in the general
 account.............................................. $  808,389  $3,303,100  $ 4,111,489  $  628,899 $3,005,262 $ 3,634,161
Total Separate Account liabilities....................  8,848,140   4,699,236   13,547,376   7,696,013  5,412,740  13,108,753
                                                       ----------  ----------  -----------  ---------- ---------- -----------
Total reserve for policyholder benefits............... $9,656,529  $8,002,336  $17,658,865  $8,324,912 $8,418,002 $16,742,914
                                                       ==========  ==========  ===========  ========== ========== ===========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                              Twelve Months Ended
                                                               December 31, 2000
                                                       ----------------------------------
                                                          Life      Annuity      Total
                                                       ---------- ----------  -----------
(in thousands)
Total operating revenue............................... $   90,913 $  278,274  $   369,187
                                                       ---------- ----------  -----------
Operating income (loss) before tax expense, goodwill
 impairment and cumulative effect of accounting
 change............................................... $   23,820 $   34,005  $    57,825
Income tax expense (benefit) on operations............      4,171        (27)       4,144
                                                       ---------- ----------  -----------
Net operating income (loss) before cumulative effect
 of accounting change.................................     19,649     34,032       53,681
Cumulative effect of accounting change, net of tax....         --         --           --
                                                       ---------- ----------  -----------
Net operating income (loss)........................... $   19,649 $   34,032  $    53,681
                                                       ========== ==========  ===========
Goodwill.............................................. $    5,764 $  185,399  $   191,163
                                                       ---------- ----------  -----------
Total assets.......................................... $8,077,697 $7,928,946  $16,006,643
                                                       ========== ==========  ===========
Total reserve for policyholder benefits in the general
 account.............................................. $  691,290 $2,896,850  $ 3,588,140
Total Separate Account liabilities....................  7,009,309  4,170,330   11,179,639
                                                       ---------- ----------  -----------
Total reserve for policyholder benefits............... $7,700,599 $7,067,180  $14,767,779
                                                       ========== ==========  ===========

(15) Subsequent Event

   In the first quarter of 2003, the specific annuities that comprised the block of business ceded to ZICBB were surrendered. Approximately $5.0 million in surrender charges collected on these specific annuities was paid to ZICBB at the end of February, 2003, as the final settlement payment related to this reinsurance agreement.

(16) Effects of New Accounting Pronouncements

   In January, 2003, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 46 ("FIN 46"), Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51. The primary objective of FIN 46 is to provide guidance on the identification of, and financial reporting for, entities over which control is achieved through means other than voting rights; such entities are known as variable-interest entities. While there are a number of criteria that determine the effective date of FIN 46, the Company has concluded that it does not have any variable-interest entities.

APPENDIX A

STATE PREMIUM TAX CHART

                                                          Rate of Tax
                                                --------------------------------
                                                Qualified          Non-Qualified
State                                             Plans                Plans
-----                                           ---------          -------------

California ..................................     0.50%*               2.35%*
Maine .......................................     2.00%                2.00%
Nevada ......................................     3.50%                3.50%*
South Dakota ................................       --                 1.25%
West Virginia ...............................     1.00%                1.00%
Wyoming .....................................       --                 1.00%

* Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) Financial Statements included in Part B:

     KILICO Variable Annuity Separate Account

          Report of Independent Accountants

          Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2002

          Statement of Operations for the Year Ended December 31, 2002

          Statements of Changes in Contract Owners' Equity for the Years Ended December 31, 2002 and 2001

          Notes to Financial Statements

     Kemper Investors Life Insurance Company and Subsidiaries

          Report of Independent Accountants

          Kemper Investors Life Insurance Company and Subsidiaries Consolidated Balance Sheets, as of December 31, 2002 and 2001

          Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Operations, years ended December 31, 2002, 2001 and 2000

          Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Comprehensive Income (Loss), years ended December 31, 2002, 2001 and 2000

          Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Stockholder's Equity, years ended December 31, 2002, 2001 and 2000

          Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Cash Flows, years ended December 31, 2002, 2001 and 2000

          Notes to Consolidated Financial Statements

(b)  Exhibits:

/4/1.1 A copy of resolution of the Board of Directors of Kemper Investors Life
       Insurance Company dated September 13, 1977.

/4/1.2 A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983.

   2.  Not Applicable.

/3/3.1 Distribution Agreement between Investors Brokerage Services, Inc. and
       KILICO.

 /1/3.2    Addendum to Selling Group Agreement of Kemper Financial Services,
           Inc.

 /2/3.3    Selling Group Agreement of Investors Brokerage Services, Inc.

 /7/4.1    Form of Group Variable, Fixed and Market Value Adjusted Annuity
           Contract.

 /7/4.2 Form of Certificate to Group Variable, Fixed and Market Value Adjusted Annuity Contract.

 /7/4.3 Form of Individual Variable, Fixed and Market Value Adjusted Annuity Contract.

 /7/5.     Form of Application.

 /3/6. Kemper Investors Life Insurance Company Articles of Incorporation and By-laws.

    7.     Not Applicable.

 /2/8.1(a) Fund Participation Agreement among Kemper Investors Life Insurance
           Company, Janus Aspen Series and Janus Capital Corporation.

 /5/8.1(b) Service Agreement between Kemper Investors Life Insurance Company and
           Janus Capital Corporation.

 /8/8.2(a) Participation Agreement By and Among Kemper Investors Life Insurance
           Company and Warburg, Pincus Trust and Credit Suisse Asset Management, LLC (successor to Warburg Pincus Asset Management, Inc.) and Credit Suisse Asset Management Securities, Inc. (f/k/a Counsellors Securities Inc.).

 /6/8.2(b) Service Agreement between Credit Suisse Asset Management, LLC
           (successor to Warburg Pincus Asset Management, Inc.) and Federal Kemper Life Assurance Company and Kemper Investors Life Insurance Company.


/12/8.2(c) Restatement of Participation Agreement among Counsellors Securities
           Inc., Warburg Pincus Asset Management, Inc. and/or the Warburg Pincus Funds and Kemper Investors Life Insurance Company.


 /8/8.3 Fund Participation Agreement among Kemper Investors Life Insurance Company, Kemper Investors Fund (now known as Scudder Variable Series
           II), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.

 /9/8.4(a) Participation Agreement between Kemper Investors Life Insurance
           Company and Scudder Variable Life Investment Fund (now known as Scudder Variable Series I).

 /9/8.4(b) Participating Contract and Policy Agreement between Kemper Investors
           Life Insurance Company and Scudder Kemper Investments, Inc.

 /9/8.4(c) Indemnification Agreement between Kemper Investors Life Insurance
           Company and Scudder Kemper Investments, Inc.

 /9/8.5(a) Participation Agreement Among Kemper Investors Life Insurance
           Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC.

 /9/8.5(b) Services Agreement between Pacific Investment Management Company and
           Kemper Investors Life Insurance Company.


/14/8.6 Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Kemper Investors Life Insurance Company.

 /12/8.7(a) Fund Participation Agreement between Kemper Investors Life Insurance
            Company and The Dreyfus Socially Responsible Growth Fund, Inc.

 /13/8.7(b) November 1, 1999 Amendment to Fund Participation Agreement between
            Kemper Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.

 /13/8.7(c) Administrative Services Agreement by and between The Dreyfus
            Corporation and Kemper Investors Life Insurance Company (redacted).

 /13/8.7(d) November 1, 1999 Amendment to Administrative Services Agreement by
            and between The Dreyfus Corporation and Kemper Investors Life Insurance Company (redacted).

 /13/8.8(a) Fund Participation Agreement by and among The Alger American Fund,
            Kemper Investors Life Insurance Company and Fred Alger & Company Incorporated.

 /13/8.8(b) Service Agreement between Fred Alger Management, Inc. and Kemper
            Investors Life Insurance Company (redacted).

 /14/8.9(a) Form of Fund Participation Agreement by and among Kemper Investors
            Life Insurance Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

 /14/8.9(b) Form of Administrative Services Agreement by and between INVESCO
            Funds Group, Inc., INVESCO Variable Investment Funds, Inc. and Kemper Investors Life Insurance Company (redacted).


  /7/9.     Opinion and Consent of Counsel.

    10.     Consent of PricewaterhouseCoopers LLP, independent accountants.

    11.     Not Applicable.

    12.     Not Applicable.

 /4/13.     Schedules for Computation of Performance Calculations.


/10/17.1 Schedule III: Supplementary Insurance Information (years ended December 31, 2002 and 2001).

/10/17.2    Schedule IV: Reinsurance (year ended December 31, 2002).

/15/17.3    Schedule IV: Reinsurance (year ended December 31, 2001).

/16/17.4    Schedule IV: Reinsurance (year ended December 31, 2000).







/10/17.5 Schedule V: Valuation and qualifying accounts (year ended December 31, 2002).

/15/17.6 Schedule V: Valuation and qualifying accounts (year ended December 31, 2001).

/16/17.7 Schedule V: Valuation and qualifying account (year ended December 31, 2000).






-------------

/1/ Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 1995.

/2/ Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

/3/ Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

/4/ Incorporated by reference to the Registration Statement on Form N-4 for the Registrant (File No. 333-22375) filed on or about February 26, 1997.

/5/ Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

/6/ Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 (File No. 33-79808) filed on or about April 30, 1997.

/7/ Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about November 3, 1997.

/8/ Incorporated by reference to Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

/9/ Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.


/10/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance
     Company for fiscal year ended December 31, 2002 filed on or about March 27, 2003.







/11/ Incorporated by reference to Post-Effective Amendment No. 6 to the
     Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 14, 1999.

/12/ Incorporated by reference to Post-Effective Amendment No. 28 to the
     Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

/13/ Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

/14/ Incorporated by reference to Amendment No. 7 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 26, 2001.

/15/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance
     Company for fiscal year ended December 31, 2001 filed on or about March 29, 2002.

/16/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance
     Company for fiscal year ended December 31, 2000 filed on or about March 28, 2001.

Item 25. Directors and Officers of Kemper Investors Life Insurance Company

     The directors and principal officers of KILICO are listed below together with their current positions. The address of each officer and director is 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

                  Name                                               Office with KILICO
                  ----                                               ------------------
Gale K. Caruso .................................   President, Chief Executive Officer and Director
Frederick L. Blackmon ..........................   Executive Vice President, Chief Financial Officer and Director
Russell M. Bostick .............................   Executive Vice President and Chief Information Officer
Mark A. Davis ..................................   Executive Vice President and Chief Actuary
Edward K. Loughridge ...........................   Executive Vice President and Corporate Development Officer
Debra P. Rezabek ...............................   Executive Vice President, General Counsel, Corporate Secretary and Director
Richard M. Sousa ...............................   Executive Vice President and Director
George Vlaisavljevich ..........................   Executive Vice President and Director
Martin D. Feinstein ............................   Chairman of the Board


Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

     The response to this item is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

Item 27. Number of Contract Owners

     At March 31, 2003, the Registrant had approximately 52,515 qualified and non-qualified Scudder Destinations Contract Owners.

     At March 31, 2003, the Registrant had approximately 233 qualified and non-qualified Farmers Variable Annuity I Contract Owners.

Item 28. Indemnification

     To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a) Principal Underwriter

     Investors Brokerage Services, Inc., a wholly owned subsidiary of Kemper Investors Life Insurance Company, acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.

Item 29.(b) Information Regarding Principal Underwriter, Investors Brokerage
            Services, Inc.

     The address of each officer is 1600 McConnor Parkway, Schaumburg, IL 60196-6801.

                                                   Position and Offices
               Name                                  with Underwriter
               ----                                  ----------------
         Gale K. Caruso ...................   Chairman and Director
         Michael E. Scherrman .............   President and Director
         David S. Jorgensen ...............   Vice President and Treasurer
         Thomas K. Walsh ..................   Asst. Vice President and
                                              Chief Compliance Officer
         Debra P. Rezabek .................   Secretary
         Frank J. Julian ..................   Assistant Secretary
         Allen R. Reed ....................   Assistant Secretary
         George Vlaisavljevich ............   Director


Item 29.(c)

          Not Applicable.

Item 30. Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

Item 31. Management Services

          Not Applicable.

Item 32. Undertakings and Representations

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

     Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

Representation Regarding Contracts Issued to Participants in the Texas Optional Retirement Program

     KILICO, depositor and sponsor of Registrant, KILICO Variable Annuity Separate Account, and Investors Brokerage Services, Inc., the principal underwriter of the Individual and Group Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts (the "Contracts") issued by Registrant, will issue the Contracts to participants in the Texas Optional Retirement Program (the "Program") in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940, and represent that they will:

     1. Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

     2. Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in any sales literature used in connection with the offer of Contracts to Program participants;

     3. Instruct salespeople who solicit Program participants to purchase Contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

     4. Obtain from each Program participant who purchases a Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

Representation Regarding Contracts Issued to Participants of Tax-Sheltered Annuity Programs

     KILICO, depositor and sponsor of Registrant, KILICO Variable Annuity Separate Account (the "Separate Account"), and Investors Brokerage Services, Inc. ("IBS"), the principal underwriter of the Individual and Group Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts (the "Contracts") issued by Registrant, will issue the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Council of Life Insurance. In connection therewith, KILICO, the Separate Account and IBS represent that they will:

     1. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the prospectus, used in connection with IRC 403(b) Tax-Sheltered Annuity Programs;

2. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of Contracts to 403(b) participants;

3. Instruct salespeople who solicit participants to purchase Contracts specifically to bring the restrictions on redemption imposed by 403(b)(11) to the attention of potential participants; and

4. Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC Section 403(b) and the investment alternatives available under the employer's IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Schaumburg and State of Illinois on the 25th day of April, 2003.

                       KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                       (Registrant)

                       By: Kemper Investors Life Insurance Company

                       BY:/s/  GALE K. CARUSO
                          ------------------------------------------------------
                       Gale K. Caruso, President and Chief Executive Officer

                       KEMPER INVESTORS LIFE INSURANCE COMPANY
                       (Depositor)

                       BY:/s/  GALE K. CARUSO
                          ------------------------------------------------------
                       Gale K. Caruso, President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 25th day of April, 2003.

                      Signature                                           Title
                      ---------                                           -----
/s/  GALE K. CARUSO                                           President, Chief Executive Officer and Director
-------------------------------------------------             (Principal Executive Officer)
Gale K. Caruso


/s/  MARTIN D. FEINSTEIN                                      Chairman of the Board
-------------------------------------------------
Martin D. Feinstein


/s/  FREDERICK L. BLACKMON                                    Executive Vice President, Chief Financial Officer and Director
-------------------------------------------------             (Principal Financial Officer and Principal Accounting Officer)
Frederick L. Blackmon


/s/  DEBRA P. REZABEK                                         Director
-------------------------------------------------
Debra P. Rezabek


/s/  RICHARD M. SOUSA                                         Director
-------------------------------------------------
Richard M. Sousa


/s/  GEORGE VLAISAVLJEVICH                                    Director
-------------------------------------------------
George Vlaisavljevich

                                  EXHIBIT INDEX

The following exhibits are filed herewith:


                                                                                  Sequentially
Exhibit                                                                             Numbered
Number                           Title                                               Pages
--------                         -----                                               -----
10.           Consent of PricewaterhouseCoopers LLP, independent accountants
